As filed with the Securities and Exchange Commission on July 1, 2026
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03802
NEUBERGER BERMAN INCOME FUNDS
(Exact Name of Registrant as specified in charter)
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
(Address of Principal Executive Offices – Zip Code)
Joseph V. Amato
Chief Executive Officer and President
Neuberger Berman Income Funds
c/o Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, New York 10104-0002
Franklin H. Na, Esq.
Lori L. Schneider, Esq.
K&L Gates LLP
1601 K Street, N.W.
Washington, D.C. 20006-1600
(Names and Addresses of agents for service)
Registrant’s telephone number, including area code: (212) 476-8800
Date of fiscal year end: October 31
Date of reporting period: April 30, 2026
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Shareholders.
(a)
Following are copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Act.

Neuberger

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Investor Class: NCRIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0232 06/26

Neuberger

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NCRLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$19	0.38%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0233 06/26

Neuberger

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NCRAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$39	0.78%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0235 06/26

Neuberger

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NCRCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$76	1.53%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0236 06/26

Neuberger

Core Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class R6: NRCRX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/corebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$14	0.28%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$1,206,302,989
Number of Portfolio Holdings	894
Portfolio Turnover Rate	58%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
U.S. Treasury	19.9%
Federal Home Loan Mortgage Corp.	14.9%
Federal National Mortgage Association	12.8%
Government National Mortgage Association	1.9%
BX Trust	1.4%
Oracle Corp.	1.3%
State Street Institutional U.S. Government Money Market Fund	1.3%
Meta Platforms, Inc.	1.2%
Foundry JV Holdco LLC	1.1%
Intel Corp.	1.0%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	39.2%
Corporate Bonds	26.4%
U.S. Treasury Obligations	19.9%
Asset-Backed Securities	9.8%
Foreign Government Securities	2.6%
U.S. Government Agency Securities	0.7%
Short-Term Investments	1.3%
Other Assets Less Liabilities	0.1%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/corebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0234 06/26

Neuberger

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NFIIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$30	0.60%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0248 06/26

Neuberger

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NFIAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$49	0.97%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0246 06/26

Neuberger

Floating Rate Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NFICX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/floatingrate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$86	1.72%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$464,756,610
Number of Portfolio Holdings	393
Portfolio Turnover Rate	18%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	6.2%
Traverse Midstream Partners LLC	0.7%
Altice France SA	0.7%
Electronic Arts, Inc.	0.6%
Hologic, Inc.	0.6%
Brown Group Holding LLC	0.6%
Allied Universal Holdco LLC	0.6%
Froneri Lux Finco SARL	0.5%
Bausch Health Cos., Inc.	0.5%
MH Sub I LLC	0.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Software	8.5%
Investment Companies	6.2%
Oil, Gas & Consumable Fuels	5.8%
Health Care Providers & Services	5.3%
Commercial Services & Supplies	4.5%
Containers & Packaging	4.3%
Capital Markets	3.9%
Machinery	3.4%
Hotels, Restaurants & Leisure	3.3%
Other	3.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/floatingrate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0247 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Investor Class: NHINX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$45	0.90%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0255 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NHILX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$37	0.74%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0260 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NHIAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$56	1.12%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0256 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NHICX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$93	1.87%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0259 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class R3: NHIRX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R3	$69	1.37%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0257 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class R6: NRHIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$32	0.64%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0258 06/26

Neuberger

High Income Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class E: NHIEX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/highincomebond-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class E	$6	0.11%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$448,186,145
Number of Portfolio Holdings	510
Portfolio Turnover Rate	32%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
State Street Institutional U.S. Government Money Market Fund	2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.	1.9%
TransDigm, Inc.	1.5%
Venture Global LNG, Inc.	1.2%
NRG Energy, Inc.	1.2%
Venture Global Plaquemines LNG LLC	1.0%
CSC Holdings LLC	0.9%
Albertsons Cos., Inc./Safeway, Inc.	0.9%
Carnival Corp.	0.8%
Mauser Packaging Solutions	0.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Top Ten Industry Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Telecommunications	7.5%
Pipelines	7.1%
Commercial Services	5.9%
Media	5.3%
Oil & Gas	4.5%
Healthcare - Services	4.0%
Diversified Financial Services	3.9%
Retail	3.7%
Electric	3.5%
Real Estate Investment Trusts	3.3%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/highincomebond-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0318 06/26

Neuberger

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NMHIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$25	0.50%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0266 06/26

Neuberger

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NMHAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$42	0.83%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0264 06/26

Neuberger

Municipal High Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NMHCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$72	1.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$67,525,304
Number of Portfolio Holdings	139
Portfolio Turnover Rate	19%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	11.5%
California	7.7%
Wisconsin	7.6%
New York	6.7%
Illinois	6.7%
Georgia	4.8%
Florida	4.6%
New Jersey	4.5%
Ohio	3.7%
Alabama	3.5%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	89.0%
General Obligations	5.1%
Special Assessment	2.9%
Tax Allocation	2.3%
Pre-Refunded	0.7%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0265 06/26

Neuberger

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NMIIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$21	0.43%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0280 06/26

Neuberger

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NIMAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$38	0.76%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0278 06/26

Neuberger

Municipal Impact Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NIMCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at https://neuberger.com/what-we-do/fund-center?tab=fund-literature. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$69	1.38%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$77,897,600
Number of Portfolio Holdings	109
Portfolio Turnover Rate	23%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Texas	12.3%
Michigan	9.5%
New York	8.1%
Pennsylvania	5.7%
Georgia	5.5%
Kentucky	5.1%
Alabama	4.9%
Louisiana	4.4%
Illinois	4.1%
Oklahoma	3.8%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	74.0%
General Obligations	23.4%
Pre-Refunded	2.6%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit https://neuberger.com/what-we-do/fund-center?tab=fund-literature.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0279 06/26

Neuberger

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Investor Class: NMUIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Investor Class	$22	0.45%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0271 06/26

Neuberger

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NMNLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$15	0.30%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0274 06/26

Neuberger

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NMNAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$33	0.67%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0272 06/26

Neuberger

Municipal Intermediate Bond Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NMNCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/muniintermediate-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$71	1.42%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$200,433,117
Number of Portfolio Holdings	218
Portfolio Turnover Rate	48%

What did the Fund invest in?

Top Ten States

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
New York	22.7%
Illinois	12.1%
Texas	7.7%
Georgia	5.3%
Washington	4.4%
Alabama	4.3%
Pennsylvania	3.6%
New Jersey	3.0%
Mississippi	2.6%
Florida	2.4%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Asset Allocation

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Value	Value
Revenue Bonds	75.5%
General Obligations	22.3%
Special Assessment	1.0%
Tax Allocation	0.8%
Certificate Participation	0.3%
Pre-Refunded	0.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/muniintermediate-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0273 06/26

Neuberger

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Trust Class: NSTTX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Trust Class	$47	0.94%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0296 06/26

Neuberger

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Institutional Class: NSTLX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Institutional Class	$29	0.58%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0300 06/26

Neuberger

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class A: NSTAX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class A	$48	0.96%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0298 06/26

Neuberger

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class C: NSTCX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.877.9700 or fundinfo@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class C	$84	1.69%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.877.9700.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0299 06/26

Neuberger

Strategic Income Fund

Semi-Annual Shareholder Report

April 30, 2026

Class R6: NRSIX

This semi-annual shareholder report contains important information about the Fund for the period of November 1, 2025 to April 30, 2026. You can find additional information about the Fund at neuberger.com/strategicincome-documents. You can also request this information by contacting your financial intermediary or investment provider or at 800.366.6264 or issdl@nb.com.

What were the Fund's costs for the past six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference*
Class R6	$24	0.49%
Footnote	Description
Footnote*	Annualized.

Key Fund Statistics

Table Summary
Net Assets	$8,103,465,034
Number of Portfolio Holdings	2,870
Portfolio Turnover Rate	67%

What did the Fund invest in?

Top Ten Issuers

(as a % of Total InvestmentsFootnote Reference*)

Table Summary
Uniform Mortgage-Backed Securities	12.4%
Federal National Mortgage Association	7.7%
Federal Home Loan Mortgage Corp.	5.4%
State Street Institutional U.S. Government Money Market Fund	3.4%
Government National Mortgage Association	2.8%
U.S. Treasury	2.3%
Federal National Mortgage Association Connecticut Avenue Securities	2.1%
Federal Home Loan Mortgage Corp. STACR REMIC Trust	1.6%
BX Trust	1.2%
VanEck J. P. Morgan EM Local Currency Bond ETF	1.1%
Footnote	Description
Footnote*	Derivatives (other than options purchased), if any, are excluded from this calculation.

Portfolio by Investment Type

(as a % of Total Net Assets)

Table Summary
Mortgage-Backed Securities	46.1%
Corporate Bonds	38.2%
Asset-Backed Securities	12.3%
Foreign Government Securities	8.7%
Exchange-Traded Funds	3.0%
U.S. Treasury Obligations	2.7%
Loan Assignments	0.6%
Municipal Notes	0.5%
U.S. Government Agency Securities	0.0%Footnote Reference*
Preferred Stocks	0.0%Footnote Reference*
Closed-End Funds	0.0%Footnote Reference*
Short-Term Investments	3.9%
Liabilities Less Other Assets	(16.0)%Footnote Reference**
Total	100.0%
Footnote	Description
Footnote*	Represents less than 0.05% of net assets of the Fund.
Footnote**	Includes the impact of the Fund's open positions in derivatives (other than options purchased), if any.

Additional Information

If you wish to view additional information about the Fund, including but not limited to the Fund's prospectus, financial information, holdings, and proxy voting information, please visit neuberger.com/strategicincome-documents.

Householding

You may have consented to receive one shareholder report at your address if you and one or more individuals in your home have an account with the Fund (householding). If you wish to receive individual copies of your shareholder report, please contact your financial intermediary or investment provider (e.g., an insurance company, broker-dealer or bank) or if you are a direct investor with the Fund please contact 800.366.6264.

The "Neuberger Berman" and "Neuberger" names and logo and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund name in this piece is either a service mark or registered service mark of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA.©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Z0297 06/26

(b)
Not applicable to the Registrant.
Item 2.  Code of Ethics.

The Board of Trustees (“Board”) of Neuberger Berman Income Funds (“Registrant”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions (“Code of Ethics”).  During the period covered by this Form N-CSR, there were no substantive amendments to the Code of Ethics and there were no waivers from the Code of Ethics granted to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).  The Code of Ethics is also available, without charge, by calling 1-800-877-9700 (toll-free).

Item 3.  Audit Committee Financial Expert.

Not applicable to semi-annual reports on Form N-CSR.

Item 4.  Principal Accountant Fees and Services.

Not applicable to semi-annual reports on Form N-CSR.

Item 5.  Audit Committee of Listed Registrants.

(a)                    Not applicable to the Registrant.

(b)                    Not applicable to the Registrant.

Item 6.  Investments.

(a)                    The complete schedule of investments for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

(b)                    Not applicable to the Registrant.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Neuberger Berman

Income Funds
Investor Class Shares • Trust Class Shares • Institutional Class Shares • Class A Shares • Class C Shares • Class R3 Shares • Class R6 Shares • Class E Shares
Neuberger Core Bond Fund
Neuberger Floating Rate Income Fund
Neuberger High Income Bond Fund
Neuberger Municipal High Income Fund
Neuberger Municipal Impact Fund
Neuberger Municipal Intermediate Bond Fund
Neuberger Strategic Income Fund

Semi-Annual Financial Statements and Other Information
April 30, 2026

The "Neuberger Berman" and "Neuberger" names and logos and "Neuberger Berman Investment Advisers LLC" name are registered service marks of Neuberger Berman Group LLC. The individual Fund names in this piece are either service marks or registered service marks of Neuberger Berman Investment Advisers LLC, an affiliate of Neuberger Berman BD LLC, distributor, member FINRA. ©2026 Neuberger Berman BD LLC, distributor. All rights reserved.

Legend April 30, 2026 (Unaudited)

Neuberger Berman Income Funds
Clearinghouses:
CME	= CME Group, Inc.
ICE CC	= ICE Clear Credit LLC
LCH	= LCH Clearnet Limited
Counterparties:
BCB	= Barclays Bank PLC
BNP	= BNP Paribas SA
CITI	= Citibank, N.A.
DB	= Deutsche Bank AG
GSI	= Goldman Sachs International
HSBC	= HSBC Bank plc
JPM	= JPMorgan Chase Bank N.A.
MS	= Morgan Stanley Capital Services LLC
SCB	= Standard Chartered Bank
TD	= TD Securities
Index Periods/Payment Frequencies:
1D	= 1 Day
3M	= 3 Months
6M	= 6 Months
T	= Termination
Non-Deliverable Forward Contracts:
ARS	= Argentine Peso
BDT	= Bangladesh Taka
BRL	= Brazilian Real
CLP	= Chilean Peso
COP	= Colombian Peso
EGP	= Egyptian Pound
IDR	= Indonesian Rupiah
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lankan Rupee
MYR	= Malaysian Ringgit
NGN	= Nigerian Naira
PEN	= Peruvian Nuevo Sol
PKR	= Pakistani Rupee
UAH	= Ukraine Hryvnia
VND	= Vietnam Dong
Other Abbreviations:
JSC	= Joint Stock Company
Management or NBIA	= Neuberger Berman Investment Advisers LLC
PJSC	= Public Joint Stock Company
Reference Rate Benchmarks:
€STR	= Euro Short Term Rate

Legend April 30, 2026 (Unaudited) (cont’d)

Reference Rate Benchmarks (cont’d):
CETIP	= Overnight Brazil Interbank Deposit Rate
CPTFEMU	= Eurostat Eurozone Harmonised Indices of Consumer Prices Ex Tobacco Unrevised Series NSA
CPURNSA	= US CPI Urban Consumers NSA
EURIBOR	= Euro Interbank Offered Rate
SOFR	= Secured Overnight Financing Rate
Currency Abbreviations:
ARS	= Argentina Peso
AUD	= Australian Dollar
BRL	= Brazilian Real
CAD	= Canadian Dollar
CLP	= Chilean Peso
COP	= Colombian Peso
CRC	= Costa Rica Colon
CZK	= Czech Koruna
DKK	= Denmark Krone
DOP	= Dominican Peso
EGP	= Egyptian Pound
EUR	= Euro
GBP	= Pound Sterling
GHS	= Ghanaian Cedi
HUF	= Hungarian Forint
IDR	= Indonesian Rupiah
ILS	= Israeli New Shekel
JPY	= Japanese Yen
KES	= Kenyan Shilling
KRW	= South Korean Won
KZT	= Kazakhstani Tenge
LKR	= Sri Lanka Rupee
MNT	= Mongolia Tughrik
MXN	= Mexican Peso
MYR	= Malaysia Ringgit
NGN	= Nigeria Naira
NZD	= New Zealand Dollar
PEN	= Peruvian Nuevo Sol
PKR	= Pakistan Rupee
PLN	= Polish Zloty
PYG	= Paraguay Guarani
RON	= Romanian New Leu
THB	= Thai Baht
TRY	= Turkish Lira
UAH	= Ukraine Hryvna
UGX	= Ugandan Shilling
USD	= United States Dollar
UZS	= Uzbekistan Som

Legend April 30, 2026 (Unaudited) (cont’d)

Currency Abbreviations (cont’d):
VND	= Vietnamese Dong
ZAR	= South African Rand
ZMW	= Zambian Kwacha

Schedule of Investments Core Bond Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
U.S. Treasury Obligations 19.9%
	U.S. Treasury Bonds
$3,255,000	2.00%, due 11/15/2041	$2,234,761
4,360,000	3.13%, due 2/15/2042	3,522,914
18,615,000	4.63%, due 5/15/2044 - 11/15/2055	17,769,186
2,175,000	2.50%, due 2/15/2045	1,510,605
3,660,000	2.25%, due 8/15/2046	2,362,559
14,195,000	3.38%, due 11/15/2048	10,998,353
1,785,000	1.63%, due 11/15/2050	919,972
7,235,000	2.88%, due 5/15/2052	4,952,584
12,545,000	4.00%, due 11/15/2052	10,646,589
4,420,000	4.25%, due 8/15/2054	3,909,628
22,425,000	4.75%, due 5/15/2055 - 2/15/2056	21,576,104
	U.S. Treasury Notes
65,045,000	3.50%, due 1/31/2028 - 11/30/2030	64,553,660
16,530,000	3.63%, due 3/31/2028 - 12/31/2030	16,385,005
33,360,000	4.13%, due 7/31/2028 - 2/15/2036	33,073,082
1,960,000	4.38%, due 1/31/2032	1,986,414
4,480,000	3.75%, due 2/28/2033	4,361,700
3,990,000	4.63%, due 2/15/2035	4,073,852
1,815,000	4.25%, due 8/15/2035	1,799,119
34,195,000	4.00%, due 11/15/2035	33,185,179
Total U.S. Treasury Obligations (Cost $242,665,447)		239,821,266
U.S. Government Agency Securities 0.7%
1,985,000	Federal National Mortgage Association Principal Strip, 0.00%, due 7/15/2037	1,164,985 (a)
	Tennessee Valley Authority
2,160,000	5.25%, due 2/1/2055	2,102,128
2,005,000	4.88%, due 5/15/2035	2,058,114
3,520,000	3.88%, due 8/1/2030	3,498,309
Total U.S. Government Agency Securities (Cost $9,056,738)		8,823,536

Mortgage-Backed Securities 39.2%
Collateralized Mortgage Obligations 4.7%
527,845	A&D Mortgage Trust, Series 2025-NQM3, Class A1, 5.37%, due 8/25/2070	528,502 (b)
	Angel Oak Mortgage Trust
18,886	Series 2019-6, Class A1, 2.62%, due 11/25/2059	18,760 (b)(c)
619,125	Series 2021-3, Class A1, 1.07%, due 5/25/2066	537,703 (b)(c)
93,908	Series 2022-5, Class A1, 4.50%, due 5/25/2067	93,573 (b)
694,180	Series 2025-10, Class A2, 5.16%, due 9/25/2070	690,426 (b)
	Chase Home Lending Mortgage Trust
771,867	Series 2024-4, Class A6, 6.00%, due 3/25/2055	775,947 (b)(c)
1,466,396	Series 2024-11, Class A4, 6.00%, due 11/25/2055	1,472,307 (b)(c)
1,521,113	Series 2025-1, Class A4, 6.00%, due 11/25/2055	1,527,250 (b)(c)
2,104,394	Series 2025-10, Class A4A, 5.50%, due 7/25/2056	2,104,991 (b)(c)
	Connecticut Avenue Securities Trust
2,161,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.75%, due 3/25/2042	2,197,370 (b)(d)
1,540,000	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.15%, due 3/25/2042	1,573,108 (b)(d)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
$106,045	Series 2022-R05, Class 2M1, (30 day USD SOFR Average + 1.90%), 5.55%, due 4/25/2042	$106,076 (b)(d)
1,312,000	Series 2022-R07, Class 1M2, (30 day USD SOFR Average + 4.65%), 8.30%, due 6/25/2042	1,364,859 (b)(d)
1,600,000	Series 2022-R09, Class 2M2, (30 day USD SOFR Average + 4.75%), 8.40%, due 9/25/2042	1,679,673 (b)(d)
2,118,000	Series 2024-R04, Class 1M2, (30 day USD SOFR Average + 1.65%), 5.30%, due 5/25/2044	2,123,287 (b)(d)
265,577	Series 2025-R04, Class 1M1, (30 day USD SOFR Average + 1.20%), 4.85%, due 5/25/2045	265,736 (b)(d)
814,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 9/25/2045	815,449 (b)(d)
1,091,358	Series 2026-R02, Class 1M1, (30 day USD SOFR Average + 1.05%), 4.70%, due 2/25/2046	1,091,311 (b)(d)
1,740,905	EFMT, Series 2024-INV2, Class A1, 5.04%, due 10/25/2069	1,736,409 (b)
281,408	Ellington Financial Mortgage Trust, Series 2022-1, Class A1, 2.21%, due 1/25/2067	249,389 (b)(c)
Federal Home Loan Mortgage Corp. REMIC
1,022,360	Series 4018, Class HS, (6.34% - 30 day USD SOFR Average), 2.70%, due 3/15/2042	114,553 (d)(e)
620,529	Series 4159, Class KS, (6.04% - 30 day USD SOFR Average), 2.40%, due 1/15/2043	71,249 (d)(e)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
1,100,000	Series 2021-DNA7, Class M2, (30 day USD SOFR Average + 1.80%), 5.45%, due 11/25/2041	1,105,226 (b)(d)
550,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.15%, due 1/25/2042	555,338 (b)(d)
1,325,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.55%, due 4/25/2042	1,347,715 (b)(d)
31,000	Series 2022-DNA4, Class M1B, (30 day USD SOFR Average + 3.35%), 7.00%, due 5/25/2042	31,698 (b)(d)
1,050,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.40%, due 9/25/2042	1,116,444 (b)(d)
Federal National Mortgage Association REMIC
1,079,183	Series 2013-6, Class SB, (5.99% - 30 day USD SOFR Average), 2.34%, due 2/25/2043	109,040 (d)(e)
641,757	Series 2016-32, Class LI, 3.50%, due 6/25/2046	102,660 (e)
GCAT Trust
185,122	Series 2019-NQM3, Class A1, 3.69%, due 11/25/2059	181,992 (b)(c)
920,105	Series 2021-NQM5, Class A1, 1.26%, due 7/25/2066	775,155 (b)(c)
Government National Mortgage Association REMIC
1,171,269	Series 2013-5, Class BI, 3.50%, due 1/20/2043	171,853 (e)
535,009	Series 2016-77, Class TS, (6.04% - 1 mo. USD Term SOFR), 2.37%, due 12/20/2044	43,904 (d)(e)
1,303,305	Series 2020-112, Class KA, 1.00%, due 8/20/2050	998,232
2,948,894	Series 2021-26, Class AI, 2.00%, due 2/20/2051	369,147 (e)
1,122,694	Series 2021-103, Class HE, 2.00%, due 6/20/2051	925,181
2,643,333	JP Morgan Mortgage Trust, Series 2025-NQM5, Class A1, 4.88%, due 5/25/2066	2,628,685 (b)(c)
Morgan Stanley Residential Mortgage Loan Trust
559,528	Series 2025-NQM6, Class A1, 5.15%, due 7/25/2070	558,777 (b)(c)
1,709,775	Series 2025-NQM10, Class A1, 5.12%, due 11/25/2070	1,705,434 (b)(c)
New Residential Mortgage Loan Trust
94,832	Series 2019-NQM5, Class A1, 2.71%, due 11/25/2059	90,376 (b)(c)
1,904,238	Series 2025-NQM3, Class A3, 5.99%, due 5/25/2065	1,913,795 (b)
1,364,818	Series 2025-NQM7, Class A1, 5.01%, due 10/26/2065	1,359,375 (b)(c)
OBX Trust
667,295	Series 2025-NQM7, Class A2, 5.76%, due 5/25/2055	670,321 (b)
115,125	Series 2024-NQM4, Class A1, 6.07%, due 1/25/2064	115,795 (b)
1,016,175	Series 2024-NQM14, Class A1, 4.94%, due 9/25/2064	1,015,493 (b)
1,042,693	PRKCM Trust, Series 2025-AFC1, Class A1, 5.10%, due 10/25/2060	1,038,839 (b)(c)
2,182,875	Provident Funding Mortgage Trust, Series 2025-4, Class A4, 5.50%, due 9/25/2055	2,183,891 (b)(c)
Starwood Mortgage Residential Trust
540,219	Series 2021-3, Class A1, 1.13%, due 6/25/2056	469,614 (b)(c)
1,358,379	Series 2021-6, Class A1, 1.92%, due 11/25/2066	1,200,304 (b)(c)
1,847,414	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	1,758,560 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Collateralized Mortgage Obligations – cont'd
Verus Securitization Trust
$691,524	Series 2021-3, Class A1, 1.05%, due 6/25/2066	$611,147 (b)(c)
1,086,844	Series 2021-6, Class A1, 1.63%, due 10/25/2066	953,996 (b)(c)
2,184,695	Series 2025-R2, Class A1, 5.09%, due 7/25/2067	2,175,516 (b)(c)
1,070,294	Series 2024-4, Class A1, 6.22%, due 6/25/2069	1,081,341 (b)
1,866,713	Series 2025-3, Class A1, 5.62%, due 5/25/2070	1,880,743 (b)
1,073,881	Series 2025-6, Class A1, 5.42%, due 7/25/2070	1,080,426 (b)
461,211	Series 2025-7, Class A1, 5.13%, due 8/25/2070	461,826 (b)
2,600,000	Series 2026-4, Class A1, 5.00%, due 4/25/2071	2,594,259 (b)(c)
56,520,026
Commercial Mortgage-Backed 12.3%
1,706,000	1301 Trust, Series 2025-1301, Class C, 5.83%, due 8/11/2042	1,710,321 (b)(c)
456,000	ALA Trust, Series 2025-OANA, Class C, (1 mo. USD Term SOFR + 2.09%), 5.75%, due 6/15/2040	457,710 (b)(d)
4,193,000	BANK, Series 2022-BNK39, Class A4, 2.93%, due 2/15/2055	3,797,436 (c)
BANK5
513,000	Series 2023-5YR2, Class C, 7.40%, due 7/15/2056	521,294 (c)
1,533,000	Series 2024-5YR12, Class C, 6.50%, due 12/15/2057	1,546,877 (c)
BBCMS Mortgage Trust
1,501,000	Series 2024-5C27, Class A3, 6.01%, due 7/15/2057	1,554,271
235,000	Series 2024-5C31, Class AS, 5.85%, due 12/15/2057	240,420 (c)
321,000	Series 2025-5C34, Class C, 7.03%, due 5/15/2058	332,670 (c)
Benchmark Mortgage Trust
10,771,324	Series 2021-B26, Class XA, 0.95%, due 6/15/2054	317,237 (c)(e)
441,234	Series 2021-B31, Class A5, 2.67%, due 12/15/2054	394,223
1,079,000	Series 2023-V2, Class C, 7.00%, due 5/15/2055	1,088,134 (c)
796,000	Series 2023-V3, Class C, 7.41%, due 7/15/2056	798,222 (c)
1,038,000	Series 2026-V20, Class C, 5.44%, due 2/15/2059	1,017,066
970,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	954,437
812,000	BLP Commercial Mortgage Trust, Series 2025-IND2, Class C, (1 mo. USD Term SOFR + 2.05%), 5.70%, due 12/15/2042	813,523 (b)(d)
500,000	BX Commercial Mortgage Trust, Series 2026-XL6, Class C, (1 mo. USD Term SOFR + 1.60%), 5.25%, due 3/15/2043	497,500 (b)(d)
BX Trust
1,810,509	Series 2025-ROIC, Class C, (1 mo. USD Term SOFR + 1.54%), 5.20%, due 3/15/2030	1,803,720 (b)(d)
2,251,000	Series 2026-OPTM, Class C, (1 mo. USD Term SOFR + 1.60%), 5.26%, due 3/15/2039	2,245,372 (b)(d)
1,697,000	Series 2026-RISE, Class C, (1 mo. USD Term SOFR + 1.65%), 5.32%, due 4/15/2041	1,697,530 (b)(d)
1,840,321	Series 2024-VLT4, Class C, (1 mo. USD Term SOFR + 2.14%), 5.80%, due 6/15/2041	1,829,394 (b)(d)
1,730,000	Series 2019-OC11, Class C, 3.86%, due 12/9/2041	1,647,344 (b)
1,667,000	Series 2025-GW, Class C, (1 mo. USD Term SOFR + 2.10%), 5.76%, due 7/15/2042	1,668,563 (b)(d)
1,657,000	Series 2025-ARIA, Class C, 5.70%, due 12/13/2042	1,662,060 (b)(c)
1,703,000	Series 2025-VLT7, Class C, (1 mo. USD Term SOFR + 2.35%), 6.00%, due 7/15/2044	1,696,082 (b)(d)
2,440,000	Series 2025-VOLT, Class C, (1 mo. USD Term SOFR + 2.35%), 6.00%, due 12/15/2044	2,431,612 (b)(d)
2,701,000	CHI Commercial Mortgage Trust, Series 2025-110W, Class C, 5.84%, due 12/13/2040	2,668,247 (b)(c)
1,469,000	COMM Mortgage Trust, Series 2024-CBM, Class C, 7.15%, due 12/10/2041	1,485,788 (b)(c)
2,124,000	Fashion Show Mall LLC, Series 2024-SHOW, Class A, 5.27%, due 10/10/2041	2,139,874 (b)(c)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
19,240,663	Series KW03, Class X1, 0.90%, due 6/25/2027	106,093 (c)(e)
2,486,765	Series K512, Class A2, 5.00%, due 11/25/2028	2,529,825

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$63,186,000	Series K088, Class XAM, 0.57%, due 1/25/2029	$737,159 (c)(e)
2,947,374	Series K088, Class A2, 3.69%, due 1/25/2029	2,909,306
22,225,662	Series K090, Class X1, 0.85%, due 2/25/2029	402,833 (c)(e)
10,000,000	Series K098, Class XAM, 1.52%, due 8/25/2029	421,476 (c)(e)
4,916,000	Series K540, Class A2, 4.51%, due 2/25/2030	4,951,505 (c)
3,342,000	Series K110, Class A2, 1.48%, due 4/25/2030	3,018,885
4,726,000	Series K547, Class A2, 4.42%, due 5/25/2030	4,747,070 (c)
1,550,000	Series K544, Class A2, 4.27%, due 7/25/2030	1,547,434 (c)
2,983,000	Series K117, Class A2, 1.41%, due 8/25/2030	2,654,709
2,351,000	Series K548, Class A2, 4.32%, due 9/25/2030	2,352,736 (c)
2,906,000	Series K554, Class A2, 4.22%, due 12/25/2030	2,896,735 (c)
1,680,000	Series K128, Class A2, 2.02%, due 3/25/2031	1,518,449
2,208,000	Series K-1512, Class A2, 2.99%, due 5/25/2031	2,078,652
3,342,000	Series K135, Class A2, 2.15%, due 10/25/2031	2,989,680 (c)
2,055,188	Series K760, Class A2, 4.55%, due 1/25/2032	2,071,151 (c)
3,732,000	Series K145, Class A2, 2.58%, due 5/25/2032	3,372,467
5,691,000	Series K762, Class A2, 4.36%, due 9/25/2032	5,661,262 (c)
5,660,000	Series K-159, Class A2, 4.50%, due 7/25/2033	5,651,251 (c)
2,870,000	Series K-171, Class A2, 4.40%, due 6/25/2035	2,820,330 (c)
5,498,000	Series K-172, Class A2, 4.58%, due 8/25/2035	5,473,024 (c)
5,732,000	Series K-173, Class A2, 4.60%, due 9/25/2035	5,707,303 (c)
6,055,000	Series K-175, Class A2, 4.42%, due 10/25/2035	5,944,014 (c)
3,000,000	Series K-174, Class A2, 4.53%, due 10/25/2035	2,970,765 (c)
3,041,000	Series K-176, Class A2, 4.39%, due 12/25/2035	2,974,745 (c)
5,415,000	Federal National Mortgage Association-ACES, Series 2025-M4, Class A2, 4.39%, due 8/25/2035	5,317,522
1,607,526	FIVE Mortgage Trust, Series 2023-V1, Class B, 6.56%, due 2/10/2056	1,633,101 (c)
GS Mortgage Securities Trust
950,000	Series 2019-GC42, Class A4, 3.00%, due 9/10/2052	898,542
1,200,000	Series 2019-GSA1, Class A4, 3.05%, due 11/10/2052	1,138,506
Hudson Yards Mortgage Trust
1,274,000	Series 2025-SPRL, Class C, 6.15%, due 1/13/2040	1,304,098 (b)(c)
1,460,000	Series 2019-55HY, Class A, 3.04%, due 12/10/2041	1,368,741 (b)(c)
2,086,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.91%, due 3/15/2042	2,085,999 (b)(d)
IP Mortgage Trust
554,000	Series 2025-IP, Class A, 5.42%, due 6/10/2042	558,554 (b)(c)
826,000	Series 2025-IP, Class C, 6.03%, due 6/10/2042	835,659 (b)(c)
JP Morgan Chase Commercial Mortgage Securities Trust
580,000	Series 2022-OPO, Class A, 3.02%, due 1/5/2039	497,350 (b)
736,000	Series 2022-OPO, Class B, 3.38%, due 1/5/2039	610,880 (b)
1,396,000	LEX Trust, Series 2026-450, Class C, (1 mo. USD Term SOFR + 1.85%), 5.50%, due 3/15/2043	1,391,637 (b)(d)
2,880,000	MAD Commercial Mortgage Trust, Series 2025-11MD, Class C, 5.82%, due 10/15/2042	2,900,303 (b)(c)
1,529,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class C, 2.41%, due 9/10/2039	1,471,422 (b)(c)
NYC Commercial Mortgage Trust
958,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.55%, due 2/15/2042	956,803 (b)(d)
1,040,000	Series 2025-300P, Class C, 5.47%, due 7/13/2042	1,034,500 (b)(c)
1,633,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class D, 7.24%, due 7/15/2039	1,663,977 (b)(c)
488,000	PRM Trust, Series 2025-PRM6, Class D, 5.87%, due 7/5/2033	485,690 (b)(c)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Mortgage-Backed – cont'd
$2,416,000	ROCK Trust, Series 2024-CNTR, Class A, 5.39%, due 11/13/2041	$2,451,335 (b)
1,781,000	SLG Office Trust, Series 2026-OMA, Class D, 5.79%, due 4/15/2041	1,794,068 (b)(c)
	WF-RBS Commercial Mortgage Trust
1,215,757	Series 2014-C22, Class XA, 0.38%, due 9/15/2057	189 (c)(e)
380,362	Series 2014-C22, Class AS, 4.07%, due 9/15/2057	363,119 (c)
		148,287,781
Federal Home Loan Mortgage Corp. 8.3%
	Pass-Through Certificates
601,348	2.00%, due 3/1/2051	489,976
9,052,229	2.50%, due 7/1/2050 - 9/1/2052	7,667,807
7,737,562	3.00%, due 2/1/2050 - 1/1/2053	6,802,512
4,405,639	3.50%, due 3/1/2046 - 9/1/2052	4,034,985
13,037,059	4.00%, due 11/1/2047 - 3/1/2054	12,256,544
11,516,610	4.50%, due 6/1/2039 - 11/1/2054	11,127,589
15,079,391	5.00%, due 3/1/2038 - 9/1/2055	14,918,626
25,356,611	5.50%, due 12/1/2050 - 1/1/2056	25,565,468
16,535,232	6.00%, due 12/1/2052 - 9/1/2055	16,934,024
1,024,342	6.50%, due 7/1/2053 - 2/1/2055	1,063,062
		100,860,593
Federal National Mortgage Association 12.2%
	Pass-Through Certificates
6,760,675	2.00%, due 9/1/2050 - 6/1/2052	5,476,970
19,548,490	2.50%, due 8/1/2050 - 9/1/2052	16,512,278
16,212,692	3.00%, due 1/1/2050 - 12/1/2052	14,249,282
15,488,445	3.50%, due 8/1/2043 - 11/1/2054	14,147,623
20,343,248	4.00%, due 6/1/2046 - 3/1/2055	19,119,633
18,839,606	4.50%, due 4/1/2034 - 3/1/2055	18,193,553
29,825,268	5.00%, due 6/1/2033 - 4/1/2056	29,496,491
21,838,572	5.50%, due 11/1/2052 - 11/1/2055	22,021,973
7,177,372	6.00%, due 5/1/2053 - 10/1/2055	7,355,315
636,549	6.50%, due 12/1/2053 - 1/1/2054	660,036
		147,233,154
Government National Mortgage Association 1.7%
	Pass-Through Certificates
7,059,083	4.50%, due 3/20/2052 - 12/20/2054	6,837,972
5,039,731	5.00%, due 9/20/2052 - 5/20/2055	5,019,510
8,138,705	5.50%, due 11/20/2052 - 3/20/2056	8,229,885
		20,087,367
Total Mortgage-Backed Securities (Cost $483,232,461)		472,988,921
Asset-Backed Securities 9.8%
Automobiles 1.5%
	Ally Bank Auto Credit-Linked Notes
714,747	Series 2024-A, Class C, 6.02%, due 5/17/2032	724,943 (b)
578,491	Series 2024-B, Class C, 5.22%, due 9/15/2032	582,103 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
Avis Budget Rental Car Funding AESOP LLC
$640,000	Series 2025-1A, Class B, 5.24%, due 8/20/2029	$643,480 (b)
1,205,000	Series 2025-4A, Class B, 4.77%, due 2/20/2032	1,184,345 (b)
749,000	Bridgecrest Lending Auto Securitization Trust, Series 2025-4, Class C, 4.80%, due 8/15/2031	750,107
2,041,000	Exeter Automobile Receivables Trust, Series 2025-1A, Class C, 5.09%, due 5/15/2031	2,055,605
400,000	Exeter Select Automobile Receivables Trust, Series 2025-2, Class A3, 4.43%, due 8/15/2030	400,072
2,421,000	GLS Auto Receivables Issuer Trust, Series 2026-2A, Class C, 4.90%, due 1/15/2032	2,420,950 (b)(f)
Huntington Bank Auto Credit-Linked Notes
356,106	Series 2024-1, Class B1, 6.15%, due 5/20/2032	360,836 (b)
395,037	Series 2024-2, Class B1, 5.44%, due 10/20/2032	397,845 (b)
1,198,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class B, 4.88%, due 3/17/2031	1,204,108
2,795,000	SCCU Auto Receivables Trust, Series 2025-1A, Class A3, 4.57%, due 1/15/2031	2,800,936 (b)
U.S. Bank NA
290,920	Series 2023-1, Class B, 6.79%, due 8/25/2032	293,182 (b)
837,938	Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	829,643 (b)
Westlake Automobile Receivables Trust
2,206,000	Series 2025-1A, Class C, 5.14%, due 10/15/2030	2,223,494 (b)
1,682,000	Series 2025-2A, Class C, 4.85%, due 1/15/2031	1,690,046 (b)
18,561,695
Home Equity 0.4%
6,296	Chase Funding Trust, Series 2004-1, Class 2A2, (1 mo. USD Term SOFR + 0.57%), 4.23%, due 12/25/2033	6,164 (d)
571,300	JP Morgan Mortgage Trust, Series 2024-HE1, Class A1, (30 day USD SOFR Average + 1.50%), 5.14%, due 8/25/2054	572,690 (b)(d)
RCKT Mortgage Trust
1,458,251	Series 2025-CES8, Class A1A, 5.15%, due 8/25/2055	1,457,888 (b)
2,547,656	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,534,235 (b)
4,570,977
Other 7.9%
4,550,000	AIMCO CLO, Series 2017-AA, Class AR2, (3 mo. USD Term SOFR + 1.14%), 4.82%, due 1/20/2038	4,546,169 (b)(d)
1,000,000	Apidos CLO XXXIX Ltd., Series 2022-39A, Class A1R, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/21/2038	1,001,739 (b)(d)
751,911	Aqua Finance Trust, Series 2021-A, Class A, 1.54%, due 7/17/2046	688,857 (b)
Blue Stream Issuer LLC
500,000	Series 2023-1A, Class A2, 5.40%, due 5/20/2053	501,965 (b)
1,098,000	Series 2024-1A, Class A2, 5.41%, due 11/20/2054	1,105,912 (b)
Business Jet Securities LLC
1,036,240	Series 2024-1A, Class A, 6.20%, due 5/15/2039	1,051,654 (b)
229,705	Series 2024-2A, Class A, 5.36%, due 9/15/2039	229,212 (b)
4,250,000	Canyon Capital CLO Ltd., Series 2022-2A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/15/2038	4,251,172 (b)(d)
Castlelake Aircraft Structured Trust
1,207,011	Series 2025-1A, Class A, 5.78%, due 2/15/2050	1,215,785 (b)
782,000	Series 2026-2A, Class A, 5.33%, due 4/15/2051	781,990 (b)(f)
554,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	555,534 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
$2,065,000	Compass Datacenters Issuer III LLC, Series 2026-1A, Class A21, 4.90%, due 2/25/2056	$2,045,582 (b)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
2,102,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	2,135,622 (b)
843,000	Series 2025-4A, Class A2, 5.52%, due 12/20/2055	849,677 (b)
CyrusOne Data Centers Issuer I LLC
2,594,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,599,043 (b)
346,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	338,063 (b)
1,430,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	1,361,952 (b)
Foundation Finance Trust
1,027,435	Series 2024-2A, Class A, 4.60%, due 3/15/2050	1,021,228 (b)
911,745	Series 2025-2A, Class A, 4.67%, due 4/15/2052	904,253 (b)
1,000,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/15/2038	1,001,496 (b)(d)
1,000,000	HalseyPoint CLO 5 Ltd., Series 2021-5A, Class A1A, (3 mo. USD Term SOFR + 1.47%), 5.14%, due 1/30/2035	1,000,503 (b)(d)
Hilton Grand Vacations Trust
765,333	Series 2022-2A, Class A, 4.30%, due 1/25/2037	758,852 (b)
291,042	Series 2024-1B, Class A, 5.75%, due 9/15/2039	295,294 (b)
1,893,000	Series 2026-1A, Class B, 5.01%, due 2/25/2043	1,890,723 (b)
518,944	Series 2025-2A, Class C, 5.12%, due 5/25/2044	515,342 (b)
1,431,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	1,440,874 (b)
2,390,000	Lightpath Fiber Issuer LLC, Series 2026-1A, Class A2, 5.60%, due 3/25/2056	2,395,736 (b)
2,398,763	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	2,411,123 (b)
900,000	Magnetite XXIV Ltd., Series 2019-24A, Class AR, (3 mo. USD Term SOFR + 1.31%), 4.98%, due 4/15/2035	901,327 (b)(d)
MetroNet Infrastructure Issuer LLC
2,325,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	2,343,408 (b)
779,000	Series 2025-4A, Class A2, 5.16%, due 12/20/2055	778,311 (b)
3,000,000	Morgan Stanley Eaton Vance CLO Ltd., Series 2025-21A, Class A1, (3 mo. USD Term SOFR + 1.17%), 4.84%, due 4/15/2038	2,997,799 (b)(d)
3,033,000	MTP ABS Funding LLC, Series 2026-1A, Class A2, 5.20%, due 4/25/2056	3,039,040 (b)(f)
MVW LLC
319,423	Series 2021-2A, Class A, 1.43%, due 5/20/2039	303,437 (b)
324,740	Series 2021-2A, Class B, 1.83%, due 5/20/2039	309,067 (b)
1,143,192	Series 2023-1A, Class A, 4.93%, due 10/20/2040	1,147,088 (b)
1,121,632	Series 2024-2A, Class A, 4.43%, due 3/20/2042	1,116,035 (b)
556,572	Series 2025-1A, Class B, 5.21%, due 9/22/2042	558,074 (b)
452,904	Series 2025-1A, Class C, 5.75%, due 9/22/2042	453,492 (b)
746,185	Series 2024-1A, Class A, 5.32%, due 2/20/2043	752,516 (b)
1,866,000	Series 2026-1A, Class B, 4.97%, due 3/20/2043	1,861,507 (b)
1,045,656	Series 2025-2A, Class C, 4.97%, due 10/20/2044	1,024,744 (b)
1,200,000	Ocean Trails CLO XV Ltd., Series 2024-15A, Class AR, (3 mo. USD Term SOFR + 1.26%), 4.93%, due 1/15/2039	1,201,968 (b)(d)
1,000,000	OCP CLO Ltd., Series 2020-8RA, Class AR2, (3 mo. USD Term SOFR + 1.22%), 4.90%, due 10/17/2038	1,001,379 (b)(d)
1,616,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,638,680 (b)
1,321,645	PK ALIFT Loan Funding 6 LP, Series 2025-1, Class A, 5.37%, due 11/15/2042	1,328,123 (b)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Asset-Backed Securities – cont'd
Other – cont'd
QTS Issuer ABS II LLC
$320,481	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	$314,294 (b)
2,305,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	2,306,204 (b)
505,000	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	508,465 (b)
2,700,000	RR 43 Ltd., Series 2026-43A, Class A1A, (3 mo. USD Term SOFR + 1.20%), 4.85%, due 10/15/2039	2,699,882 (b)(d)
Sierra Timeshare Receivables Funding LLC
379,267	Series 2023-2A, Class A, 5.80%, due 4/20/2040	386,056 (b)
282,112	Series 2023-3A, Class A, 6.10%, due 9/20/2040	289,078 (b)
556,701	Series 2024-2A, Class B, 5.29%, due 6/20/2041	556,960 (b)
1,438,734	Series 2024-1A, Class A, 5.15%, due 1/20/2043	1,449,066 (b)
645,365	Series 2025-3A, Class B, 4.64%, due 8/22/2044	640,482 (b)
250,975	Series 2025-3A, Class C, 4.98%, due 8/22/2044	248,336 (b)
4,000,000	Sixth Street CLO XVII Ltd., Series 2021-17A, Class A1R, (3 mo. USD Term SOFR + 1.15%), 4.83%, due 4/17/2038	3,996,196 (b)(d)
2,254,000	Stack Infrastructure Issuer LLC, Series 2023-3A, Class A2, 5.90%, due 10/25/2048	2,263,531 (b)
2,249,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	2,250,316 (b)
1,653,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class A2, 5.98%, due 11/15/2027	1,655,207 (b)
1,000,000	Trestles CLO V Ltd., Series 2021-5A, Class A1R, (3 mo. USD Term SOFR + 1.25%), 4.93%, due 10/20/2034	1,000,891 (b)(d)
4,100,000	Trestles CLO VI Ltd., Series 2023-6A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/25/2038	4,101,186 (b)(d)
2,427,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class A2, 5.88%, due 4/20/2055	2,463,822 (b)
3,316,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	3,218,256 (b)
751,616	Volofin Finance DAC, Series 2024-1A, Class A, 5.94%, due 6/15/2037	760,372 (b)
898,134	Willis Engine Structured Trust VIII, Series 2025-A, Class A, 5.58%, due 6/15/2050	906,302 (b)
1,173,000	Wireless PropCo Funding LLC, Series 2025-1A, Class A2, 4.07%, due 6/25/2055	1,121,142 (b)
94,787,391
Telecommunications 0.0%‡
634,000	Crown Castle Towers LLC, 4.24%, due 7/15/2048	629,665 (b)
Total Asset-Backed Securities (Cost $118,498,595)		118,549,728

Corporate Bonds 26.4%
Advertising 0.2%
1,995,000	WPP LLC, 6.50%, due 3/30/2036	1,958,448
Aerospace & Defense 0.7%
Boeing Co.
4,379,000	5.04%, due 5/1/2027	4,403,219
1,594,000	3.90%, due 5/1/2049	1,171,307
Honeywell Aerospace, Inc.
1,545,000	4.95%, due 3/16/2036	1,527,464 (b)
1,140,000	5.73%, due 3/16/2056	1,121,241 (b)
8,223,231

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Agriculture 0.4%
Imperial Brands Finance PLC
$2,845,000	5.50%, due 2/1/2030	$2,924,463 (b)
2,065,000	6.38%, due 7/1/2055	2,078,135 (b)
5,002,598
Airlines 0.1%
1,456,202	United Airlines Pass-Through Trust, Class A, 5.88%, due 4/15/2029	1,482,168
Auto Manufacturers 1.0%
5,165,000	Ford Motor Credit Co. LLC, 5.42%, due 4/9/2031	5,120,188
3,210,000	General Motors Co., 6.80%, due 10/1/2027	3,298,130
3,260,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	3,255,383 (b)
11,673,701
Banks 5.9%
Bank of America Corp.
3,100,000	5.51%, due 1/24/2036	3,170,669 (g)
4,540,000	5.49%, due 4/23/2037	4,513,843 (g)
Barclays PLC
390,000	4.22%, due 5/24/2030	384,624 (g)
2,285,000	4.52%, due 2/24/2032	2,236,674 (g)
2,780,000	7.12%, due 6/27/2034	3,031,250 (g)
2,255,000	5.21%, due 2/24/2037	2,191,494 (g)
1,945,000	Citigroup, Inc., 3.89%, due 1/10/2028	1,937,715 (g)
Fifth Third Bancorp
2,755,000	4.57%, due 4/29/2032	2,713,489 (g)
1,730,000	5.14%, due 1/29/2037	1,689,413 (g)
Goldman Sachs Group, Inc.
3,505,000	4.37%, due 10/21/2031	3,438,395 (g)
3,745,000	5.39%, due 2/2/2041	3,645,227 (g)
1,470,000	5.54%, due 1/21/2047	1,405,683 (g)
1,345,000	HSBC Holdings PLC, 6.00%, due 5/22/2027	1,353,613 (g)(h)
JPMorgan Chase & Co.
1,185,000	4.26%, due 10/22/2031	1,165,800 (g)
3,580,000	4.62%, due 4/23/2032	3,562,898 (g)
3,210,000	5.50%, due 1/24/2036	3,287,165 (g)
4,010,000	5.15%, due 4/23/2037	3,986,038 (g)
Morgan Stanley
2,295,000	3.63%, due 1/20/2027	2,287,127
2,975,000	4.81%, due 4/16/2032	2,967,719 (g)
1,690,000	4.89%, due 10/22/2036	1,639,773 (g)
4,250,000	5.30%, due 4/10/2037	4,224,499 (g)
2,284,000	NatWest Group PLC, 5.12%, due 5/23/2031	2,309,612 (g)
1,840,000	Oesterreichische Kontrollbank AG, 3.75%, due 1/15/2031	1,815,821
PNC Financial Services Group, Inc.
2,165,000	5.58%, due 1/29/2036	2,214,646 (g)
1,145,000	5.37%, due 7/21/2036	1,150,577 (g)
3,665,000	5.42%, due 1/25/2041	3,594,326 (g)
695,000	Santander Holdings USA, Inc., 6.12%, due 5/31/2027	695,850 (g)

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Banks – cont'd
$1,265,000	UBS AG, 5.65%, due 9/11/2028	$1,303,826
2,895,000	Wells Fargo & Co., 5.50%, due 1/23/2035	2,952,036 (g)
		70,869,802
Beverages 0.4%
985,000	Anheuser-Busch InBev Worldwide, Inc., 4.95%, due 1/15/2042	923,844
	Maple Parent Holdings Corp.
475,000	4.75%, due 3/26/2029	474,907 (b)
1,425,000	5.05%, due 3/26/2031	1,427,951 (b)
595,000	Molson Coors Beverage Co., 5.00%, due 5/1/2042	537,792
1,688,000	PepsiCo, Inc., 4.65%, due 7/23/2032	1,699,521
		5,064,015
Chemicals 0.9%
3,745,000	Dow Chemical Co., 5.95%, due 3/15/2055	3,425,658
	LYB International Finance III LLC
900,000	4.20%, due 10/15/2049	646,568
3,125,000	3.63%, due 4/1/2051	2,033,335
1,585,000	Mosaic Co., 4.60%, due 11/15/2030	1,571,568
	Westlake Corp.
885,000	5.55%, due 11/15/2035	885,272
2,190,000	6.38%, due 11/15/2055	2,165,325
		10,727,726
Cosmetics - Personal Care 0.2%
	Kenvue, Inc.
1,705,000	5.05%, due 3/22/2053	1,538,811
1,690,000	5.20%, due 3/22/2063	1,511,819
		3,050,630
Diversified Financial Services 0.5%
	Stellantis Financial Services U.S. Corp.
2,730,000	4.95%, due 9/15/2028	2,720,361 (b)
3,615,000	5.40%, due 9/15/2030	3,571,714 (b)
		6,292,075
Electric 2.1%
1,340,000	AEP Texas, Inc., 5.20%, due 4/15/2036	1,317,440
543,000	Basin Electric Power Cooperative, 5.85%, due 10/15/2055	529,237 (b)
2,595,000	Constellation Energy Generation LLC, 5.88%, due 1/15/2066	2,492,913
1,385,000	Dominion Energy, Inc., 5.00%, due 6/15/2030	1,405,207
3,010,000	Duke Energy Corp., 5.70%, due 9/15/2055	2,832,941
265,000	Duke Energy Indiana LLC, 4.95%, due 3/15/2036	260,407
430,000	Entergy Mississippi LLC, 5.05%, due 4/15/2036	422,897
930,000	Exelon Corp., 4.05%, due 4/15/2030	911,037
	ITC Holdings Corp.
1,145,000	4.88%, due 4/15/2031	1,143,540 (b)
955,000	5.50%, due 4/15/2036	960,972 (b)
800,000	Jersey Central Power & Light Co., 5.10%, due 1/15/2035	797,243
1,980,000	National Grid PLC, 5.42%, due 1/11/2034	2,019,086

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Electric – cont'd
$1,605,000	NextEra Energy Capital Holdings, Inc., 4.90%, due 2/28/2028	$1,618,235
	NRG Energy, Inc.
1,050,000	4.73%, due 10/15/2030	1,038,752 (b)
705,000	5.41%, due 10/15/2035	691,469 (b)
315,695	NYSEG Storm Funding LLC, 4.71%, due 5/1/2029	318,439
	Pacific Gas & Electric Co.
1,596,429	4.95%, due 7/1/2050	1,325,909
1,415,000	6.10%, due 10/15/2055	1,365,221
	Pinnacle West Capital Corp.
1,697,000	4.90%, due 5/15/2028	1,711,701
1,030,000	5.15%, due 5/15/2030	1,047,517
880,000	Public Service Enterprise Group, Inc., 4.90%, due 3/15/2030	888,599
770,000	Southern California Edison Co., 2.50%, due 6/1/2031	687,817
		25,786,579
Electronics 0.4%
	Amphenol Corp.
3,200,000	4.40%, due 2/15/2033	3,127,959
1,335,000	5.30%, due 11/15/2055	1,250,467
		4,378,426
Food 0.1%
925,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings, 5.95%, due 4/20/2035	957,618
Gas 0.1%
2,030,000	Southern Co. Gas Capital Corp., 1.75%, due 1/15/2031	1,785,504
Healthcare - Products 0.3%
	Abbott Laboratories
2,135,000	4.65%, due 3/15/2036	2,073,299
1,010,000	5.50%, due 3/15/2056	976,520
525,000	GE HealthCare Technologies, Inc., 4.80%, due 8/14/2029	529,109
		3,578,928
Healthcare - Services 0.3%
2,400,000	Cigna Group, 5.25%, due 1/15/2036	2,407,578
1,065,000	HCA, Inc., 5.45%, due 4/1/2031	1,093,418
		3,500,996
Internet 3.3%
	Alphabet, Inc.
2,540,000	4.10%, due 11/15/2030	2,518,375
1,855,000	5.25%, due 5/15/2055	1,725,600
2,300,000	5.45%, due 11/15/2055	2,199,993
1,640,000	5.65%, due 2/15/2056	1,608,557
800,000	5.30%, due 5/15/2065	728,644
2,175,000	5.70%, due 11/15/2075	2,081,569
	Amazon.com, Inc.
2,295,000	4.25%, due 3/13/2031	2,272,538
1,310,000	4.55%, due 3/13/2033	1,294,054
1,890,000	4.88%, due 3/13/2036	1,862,278

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Internet – cont'd
$1,970,000	5.80%, due 3/13/2056	$1,938,954
1,440,000	5.95%, due 3/13/2066	1,420,324
5,170,000	Beignet Investor LLC, 6.58%, due 5/30/2049	5,339,272 (b)
	Meta Platforms, Inc.
1,710,000	4.60%, due 11/15/2032	1,689,439
1,505,000	5.25%, due 5/15/2036	1,500,778
4,090,000	5.50%, due 11/15/2045	3,800,091
3,705,000	5.63%, due 11/15/2055	3,401,983
1,965,000	6.30%, due 5/15/2056	1,968,027
2,260,000	5.75%, due 11/15/2065	2,056,404
		39,406,880
Machinery - Construction & Mining 0.5%
	GE Vernova, Inc.
1,070,000	4.25%, due 2/4/2031	1,060,541
850,000	4.88%, due 2/4/2036	840,796
3,365,000	5.50%, due 2/4/2056	3,228,071
515,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	499,458
		5,628,866
Media 0.4%
	Charter Communications Operating LLC/Charter Communications Operating Capital
1,705,000	5.85%, due 12/1/2035	1,663,572
1,890,000	3.50%, due 6/1/2041	1,311,041
575,000	4.80%, due 3/1/2050	422,714
1,074,000	6.70%, due 12/1/2055	1,011,963
		4,409,290
Miscellaneous Manufacturer 0.1%
	Eaton Corp.
715,000	4.80%, due 3/6/2036	703,865
765,000	5.45%, due 3/6/2056	740,184
		1,444,049
Multi-National 1.1%
	African Development Bank
2,510,000	3.63%, due 3/3/2031	2,460,591
1,405,000	4.13%, due 1/22/2036	1,371,181
1,675,000	Asian Infrastructure Investment Bank, 3.88%, due 4/22/2031	1,662,989
1,880,000	Corp. Andina de Fomento, 4.63%, due 1/15/2036	1,844,866
1,240,000	Inter-American Development Bank, 4.13%, due 1/23/2036	1,211,629
5,145,000	Nordic Investment Bank, 3.75%, due 1/23/2031	5,079,427
		13,630,683
Office - Business Equipment 0.1%
798,000	CDW LLC/CDW Finance Corp., 2.67%, due 12/1/2026	790,076
Oil & Gas 0.1%
1,574,000	EOG Resources, Inc., 5.65%, due 12/1/2054	1,528,945

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Oil & Gas Services 0.3%
	Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
$1,800,000	5.00%, due 6/15/2036	$1,771,432
1,840,000	5.85%, due 6/15/2056	1,816,209
		3,587,641
Pharmaceuticals 0.9%
	AbbVie, Inc.
945,000	4.75%, due 3/15/2036	924,062
1,770,000	5.55%, due 3/15/2056	1,714,476
	CVS Health Corp.
2,190,000	3.00%, due 8/15/2026	2,181,737
520,000	5.13%, due 7/20/2045	459,495
1,350,000	5.05%, due 3/25/2048	1,164,725
1,476,000	6.20%, due 9/15/2055	1,468,919
	Merck & Co., Inc.
1,765,000	4.45%, due 12/4/2032	1,748,175
1,340,000	5.50%, due 3/15/2046	1,304,750
		10,966,339
Pipelines 0.6%
	Enbridge, Inc.
305,000	5.30%, due 4/5/2029	311,473
1,845,000	5.63%, due 4/5/2034	1,903,996
	Energy Transfer LP
830,000	6.13%, due 12/15/2045	812,186
605,000	5.00%, due 5/15/2050	505,389
1,575,000	ONEOK, Inc., 6.25%, due 10/15/2055	1,547,733
	Transcontinental Gas Pipe Line Co. LLC
605,000	5.10%, due 3/15/2036	600,299
980,000	5.75%, due 3/15/2056	953,136
1,080,000	Western Midstream Operating LP, 4.80%, due 3/1/2031	1,072,817
		7,707,029
Real Estate Investment Trusts 0.3%
3,480,000	Prologis Targeted U.S. Logistics Fund LP, 4.75%, due 1/15/2036	3,335,504 (b)
Semiconductors 2.9%
488,000	Applied Materials, Inc., 4.60%, due 1/15/2036	473,459
	Broadcom, Inc.
2,005,000	5.05%, due 7/12/2029	2,043,880
1,870,000	4.60%, due 7/15/2030	1,878,301
2,385,000	5.15%, due 11/15/2031	2,441,465
	Foundry JV Holdco LLC
3,570,000	5.50%, due 1/25/2031	3,662,408 (b)
1,890,000	6.25%, due 1/25/2035	1,995,658 (b)
4,855,000	6.10%, due 1/25/2036	5,096,661 (b)
2,405,000	6.20%, due 1/25/2037	2,532,875 (b)
	Intel Corp.
980,000	4.65%, due 6/1/2031	976,234
710,000	5.30%, due 5/15/2036	707,019

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Semiconductors – cont'd
$2,525,000	4.80%, due 10/1/2041	$2,243,653
1,010,000	3.73%, due 12/8/2047	723,289
1,455,000	3.25%, due 11/15/2049	938,887
710,000	4.75%, due 3/25/2050	583,385
595,000	4.90%, due 8/5/2052	496,105
4,700,000	5.60%, due 2/21/2054	4,367,414
1,040,000	6.13%, due 5/15/2056	1,032,272
2,305,000	Marvell Technology, Inc., 5.30%, due 4/15/2036	2,306,264
		34,499,229
Software 1.6%
	Oracle Corp.
310,000	5.35%, due 5/4/2033	301,435
1,700,000	5.20%, due 9/26/2035	1,584,020
1,935,000	5.38%, due 9/27/2054	1,489,465
1,615,000	6.00%, due 8/3/2055	1,354,001
7,820,000	5.95%, due 9/26/2055	6,550,255
4,675,000	6.70%, due 2/4/2056	4,308,491
710,000	6.85%, due 2/4/2066	652,342
3,336,000	Synopsys, Inc., 5.15%, due 4/1/2035	3,336,358
		19,576,367
Telecommunications 0.5%
	AT&T, Inc.
3,555,000	5.25%, due 10/30/2036	3,513,072
1,660,000	3.65%, due 6/1/2051	1,128,710
830,000	6.20%, due 10/30/2056	822,207
1,055,000	6.30%, due 10/30/2066	1,040,590
		6,504,579
Water 0.1%
955,000	Essential Utilities, Inc., 5.13%, due 3/15/2036	940,675
Total Corporate Bonds (Cost $322,952,530)		318,288,597
Foreign Government Securities 2.6%
3,145,000	Export-Import Bank of Korea, 3.75%, due 9/22/2030	3,090,454
1,500,000	Japan International Cooperation Agency, 4.25%, due 5/22/2030	1,502,120
	Mexico Government International Bonds
830,000	6.00%, due 5/13/2030	859,050
1,545,000	5.85%, due 7/2/2032	1,569,488
2,011,000	6.00%, due 5/7/2036	2,016,530
1,575,000	6.63%, due 1/29/2038	1,622,723
790,000	7.38%, due 5/13/2055	838,585
	Province of British Columbia
2,510,000	3.90%, due 8/27/2030	2,484,513
2,070,000	4.80%, due 6/11/2035	2,093,811
1,195,000	Province of Manitoba, 4.90%, due 5/31/2034	1,217,872
	Province of Ontario
2,005,000	4.05%, due 4/16/2031	1,995,433

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Foreign Government Securities – cont'd
$1,645,000	4.85%, due 6/11/2035	$1,673,368
1,355,000	4.45%, due 11/20/2035	1,335,557
	Province of Quebec
2,005,000	3.88%, due 1/14/2031	1,979,834
2,635,000	4.63%, due 8/28/2035	2,627,427
4,145,000	Province of Saskatchewan, 4.65%, due 1/28/2030	4,214,475

Total Foreign Government Securities (Cost $30,937,837)		31,121,240
Number of Shares
Short-Term Investments 1.3%
Investment Companies 1.3%
15,790,397	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(i) (Cost $15,790,397)	15,790,397
Total Investments 99.9% (Cost $1,223,134,005)		1,205,383,685
Other Assets Less Liabilities 0.1%		919,304 (j)
Net Assets 100.0%		$1,206,302,989

‡	Represents less than 0.05% of net assets of the Fund.

(a)	Principal only security. This security entitles the holder to receive principal payments from an underlying pool of assets or on the security itself.
(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $261,041,502, which represents 21.6% of net assets of the Fund.

(c)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2026.

(d)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(e)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(f)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $6,241,980, which represents 0.5% of net assets of the Fund.
(g)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

(h)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(i)	Represents 7-day effective yield as of April 30, 2026.
(j)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.
Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	351	U.S. Treasury Long Bond	$39,608,156	$(1,672,624)
6/2026	407	U.S. Treasury Note, 10 Year	45,011,656	(1,101,250)
6/2026	1,807	U.S. Treasury Note, 2 Year	374,274,875	(1,347,377)
6/2026	524	U.S. Treasury Note, 5 Year	56,506,032	(1,043,880)
Total Long Positions			$515,400,719	$(5,165,131)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	889	U.S. Treasury Note, Ultra 10 Year	$(100,331,984)	$2,483,441
6/2026	318	U.S. Treasury Ultra Bond	(36,579,938)	1,404,765
Total Short Positions			$(136,911,922)	$3,888,206
Total Futures				$(1,276,925)
At April 30, 2026, the Fund had $4,159,401 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $315,792,881 for long positions and $(101,487,067) for short positions.

See Notes to Financial Statements

Schedule of Investments Core Bond Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
U.S. Treasury Obligations	$—	$239,821,266	$—	$239,821,266
U.S. Government Agency Securities	—	8,823,536	—	8,823,536
Mortgage-Backed Securities#	—	472,988,921	—	472,988,921
Asset-Backed Securities#	—	118,549,728	—	118,549,728
Corporate Bonds#	—	318,288,597	—	318,288,597
Foreign Government Securities	—	31,121,240	—	31,121,240
Short-Term Investments	—	15,790,397	—	15,790,397
Total Investments	$—	$1,205,383,685	$—	$1,205,383,685

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures@
Assets	$3,888,206	$—	$—	$3,888,206
Liabilities	(5,165,131)	—	—	(5,165,131)
Total	$(1,276,925)	$—	$—	$(1,276,925)

@	Futures are reported at the cumulative unrealized appreciation/(depreciation) of the instrument.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
Asset-Backed Securities 3.1%
Other 3.1%
$1,000,000	Ballyrock CLO 28 Ltd., Series 2024-28A, Class D, (3 mo. USD Term SOFR + 5.00%), 8.68%, due 1/20/2038	$987,945 (a)(b)
700,000	Benefit Street Partners CLO XXXIII Ltd., Series 2023-33A, Class D2R, (3 mo. USD Term SOFR + 3.40%), 7.07%, due 1/25/2039	704,980 (a)(b)
1,500,000	CIFC Funding Ltd., Series 2018-2A, Class D1R, (3 mo. USD Term SOFR + 3.05%), 6.73%, due 10/20/2037	1,506,531 (a)(b)
1,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/15/2038	936,478 (a)(b)
1,000,000	GoldenTree Loan Management U.S. CLO 19 Ltd., Series 2024-19A, Class DJ, (3 mo. USD Term SOFR + 3.35%), 7.03%, due 7/20/2039	1,008,652 (a)(b)
1,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.37%, due 4/24/2039	973,344 (a)(b)
OCP CLO Ltd.
1,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.33%, due 1/20/2038	1,000,389 (a)(b)
750,000	Series 2026-49A, Class D2, (3 mo. USD Term SOFR + 3.35%), 7.03%, due 4/16/2039	728,820 (a)(b)
1,275,000	Palmer Square CLO Ltd., Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/15/2038	1,262,240 (a)(b)
1,000,000	RR 25 Ltd., Series 2023-25A, Class C2R2, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 4/15/2041	992,587 (a)(b)
1,000,000	RR 44 Ltd., Series 2026-44A, Class C2, (3 mo. USD Term SOFR + 3.40%), 7.07%, due 4/15/2041	971,556 (a)(b)
1,000,000	Trestles CLO IX Ltd., Series 2025-9A, Class D2, (3 mo. USD Term SOFR + 3.65%), 7.32%, due 1/15/2039	1,006,847 (a)(b)
1,250,000	Voya CLO Ltd., Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.73%, due 7/20/2037	1,251,958 (a)(b)
1,300,000	Wellington Management CLO 4 Ltd., Series 2025-4A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.23%, due 4/18/2038	1,302,600 (a)(b)
Total Asset-Backed Securities (Cost $14,743,125)		14,634,927

Corporate Bonds 1.3%
Advertising 0.1%
500,000	Neptune Bidco U.S., Inc., 9.50%, due 2/15/2033	500,397 (a)
Chemicals 0.1%
400,000	SCIH Salt Holdings, Inc., 4.88%, due 5/1/2028	396,082 (a)
Commercial Services 0.4%
Prime Security Services Borrower LLC/Prime Finance, Inc.
1,170,000	3.38%, due 8/31/2027	1,147,209 (a)
510,000	3.38%, due 8/31/2027	500,066 (c)
1,647,275
Environmental Control 0.1%
720,000	Madison IAQ LLC, 4.13%, due 6/30/2028	709,968 (a)
Forest Products & Paper 0.1%
545,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	533,831 (a)
Pipelines 0.1%
530,000	NGL Energy Operating LLC/NGL Energy Finance Corp., 8.13%, due 2/15/2029	549,386 (c)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Software 0.1%
$505,175	Rackspace Finance LLC, 3.50%, due 5/15/2028	$248,799 (a)
Telecommunications 0.3%
325,000	Altice Financing SA, 5.00%, due 1/15/2028	242,056 (a)
998,476	Altice France SA, 6.88%, due 10/15/2030	981,585 (a)
		1,223,641
Total Corporate Bonds (Cost $6,038,374)		5,809,379

Loan Assignments(b) 90.1%
Aerospace & Defense 2.8%
1,784,920	Air Comm Corp. LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42% – 6.45%, due 12/11/2031	1,789,935 (d)
920,284	Cobham Ultra SeniorCo SARL, Term Loan B, (6 mo. USD Term SOFR + 3.75%), 7.79%, due 8/3/2029	924,121
	Dynasty Acquisition Co., Inc.
1,280,546	First Lien Term Loan B1, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 10/31/2031	1,284,362
487,079	First Lien Term Loan B2, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 10/31/2031	488,531
1,257,834	Kaman Corp., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 2/26/2032	1,263,079
	Peraton Corp.
2,534,565	Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.51%, due 2/1/2028	2,161,629
234,174	Second Lien Term Loan B1, (3 mo. USD Term SOFR + 7.75%), 11.52%, due 2/1/2029	141,383
1,815,000	Propulsion (BC) Finco SARL, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 12/1/2032	1,824,456
	TransDigm, Inc.
745,348	Term Loan J, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 2/28/2031	746,310
1,022,549	Term Loan L, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 1/19/2032	1,023,909
1,568,038	VistaJet Malta Finance PLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.44%, due 4/1/2031	1,552,640
		13,200,355
Air Freight & Logistics 0.4%
541,510	Echo Global Logistics, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.50%, due 11/23/2028	528,167
1,364,910	Worldwide Express Operations LLC, Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.70%, due 7/26/2028	1,365,483
		1,893,650
Automobile Components 0.7%
1,701,450	Clarios Global LP, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 1/28/2032	1,708,545
1,318,533	Dealer Tire Financial LLC, Term Loan B4, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 7/2/2031	1,312,494
		3,021,039
Biotechnology 0.4%
1,760,000	Grifols Worldwide Operations USA, Inc., Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.19%, due 4/14/2033	1,763,450
Broadline Retail 0.3%
	Peer Holding III BV
1,223,418	Term Loan B4B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 10/28/2030	1,225,865
266,625	Term Loan B5B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 7/1/2031	267,091
		1,492,956

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Building Products 0.9%
$1,860,116	Cornerstone Building Brands, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.02%, due 4/12/2028	$1,140,158
831,067	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.77%, due 7/28/2028	674,203
1,409,242	LBM Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.50%, due 6/6/2031	1,172,490
1,209,619	MI Windows & Doors LLC, Term Loan B2, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 3/28/2031	1,187,907
		4,174,758
Capital Markets 3.9%
1,296,660	Apex Group Treasury LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 2/27/2032	1,216,164
	Ascensus Group Holdings, Inc.
1,505,000	Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 11/25/2032	1,491,079
520,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.25%), 8.90%, due 11/25/2033	525,200 (e)
1,610,963	Citco Funding LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 1/30/2033	1,613,846
1,535,000	Edelman Financial Center LLC, Term Loan B, (1 mo. USD Term SOFR), due 11/28/2031	1,535,000 (e)(f)(g)
694,741	Focus Financial Partners LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/15/2031	688,954
1,798,457	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 7/31/2030	1,548,921 (h)
816,433	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 11/26/2031	817,454
1,473,496	Harbourvest Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.70%, due 4/19/2030	1,477,180 (e)
1,548,300	IMC Financing LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 6/18/2032	1,558,627
	NEXUS Buyer LLC
1,029,773	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 7/31/2031	1,008,323
530,000	Second Lien Term Loan B, (1 mo. USD Term SOFR + 5.75%), 9.40%, due 2/16/2032	511,286
	Orion U.S. Finco, Inc.
1,330,000	First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 10/8/2032	1,327,712
535,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 10/10/2033	493,537 (e)
1,466,436	Superannuation & Investments U.S. LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 12/1/2028	1,470,557
843,643	Victory Capital Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.70%, due 9/23/2032	846,351
		18,130,191
Chemicals 2.3%
987,500	AAP Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.41%, due 9/9/2031	990,383
555,023	ECO Services Operations Corp., Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 6/12/2031	555,517
881,315	Groupe Solmax, Inc., Term Loan, (1 mo. USD Term SOFR + 4.75%, 3 mo. USD Term SOFR + 4.75%), 8.52% – 8.71%, due 5/29/2028	702,849 (d)
	Ineos U.S. Finance LLC
248,150	Term Loan B, (1 mo. USD Term SOFR), due 11/8/2028	243,684 (f)(g)
269,316	Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 2/18/2030	249,858
851,449	First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 2/7/2031	786,169
699,080	Minerals Technologies, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 11/26/2031	699,954 (e)
1,400,000	Nouryon Finance BV, Term Loan B2, (6 mo. USD Term SOFR + 3.25%), 6.94%, due 4/3/2028	1,391,250 (e)
	Olympus Water U.S. Holding Corp.
1,706,483	Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 6/20/2031	1,683,668
563,588	Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 11/3/2032	557,010
1,047,375	SCIL IV LLC, Term Loan B, (6 mo. USD Term SOFR + 4.00%), 7.79%, due 11/8/2032	1,035,152
705,725	SCUR-Alpha 1503 GmbH, Term Loan B1, (3 mo. USD Term SOFR + 5.50%), 9.16%, due 3/29/2030	615,548
1,327,276	Sparta U.S. HoldCo LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.66%, due 8/2/2030	1,327,688
		10,838,730

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Commercial Services & Supplies 4.5%
$1,616,377	Albion Financing 3 SARL, Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 5/21/2031	$1,621,226
2,595,716	Allied Universal Holdco LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 8/20/2032	2,602,023
1,810,900	Anticimex International AB, Term Loan, (3 mo. USD Term SOFR + 2.90%), 6.56%, due 11/17/2031	1,813,924
864,000	ASP Dream Acquisition Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 4.25%), 8.00%, due 12/15/2028	807,840 (e)
864,268	Belfor Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 11/1/2030	867,872
1,444,725	BrightView Landscapes LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 4/20/2029	1,448,337 (e)
1,708,309	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 2/23/2029	1,623,748
1,244,150	EnergySolutions LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 9/20/2030	1,246,489
1,390,762	Garda World Security Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 2/1/2029	1,387,716
1,275,379	Gategroup Fin Luxembourg SA, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.19%, due 6/10/2032	1,277,508
670,884	Iron Mountain, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 1/31/2031	670,046
929,866	Legence Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 12/16/2031	933,018
	Pye-Barker Fire & Safety LLC
1,753,050	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 12/16/2032	1,759,484
41,106	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/16/2032	41,257
1,350,000	TKC Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.17%, due 8/19/2030	1,341,562
1,550,857	TMC Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 11/1/2030	1,558,612
		21,000,662
Communications Equipment 0.1%
730,695	WatchGuard Technologies, Inc., Term Loan, (1 mo. USD Term SOFR + 5.25%), 8.90%, due 7/2/2029	667,672
Construction & Engineering 1.6%
1,153,010	Artera Services LLC, Term Loan, (1 mo. USD Term SOFR + 4.50%), 8.15%, due 2/15/2031	984,140
985,000	Brock Holdings III, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.00%), 9.66%, due 5/2/2030	985,000 (e)
1,700,000	Green Infrastructure Partners, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 9/24/2032	1,702,125 (e)
661,260	Jupiter Buyer, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.70%, due 11/1/2031	663,740
1,505,903	Pinnacle Buyer LLC, Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.18%, due 10/1/2032	1,511,957
1,801,388	Tecta America Corp., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 2/18/2032	1,798,884
		7,645,846
Construction Materials 0.9%
1,495,000	Potters Industries LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 12/23/2032	1,499,978
1,701,485	Quikrete Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/10/2032	1,702,132
799,726	Star Holding LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.15%, due 7/31/2031	790,561
		3,992,671
Consumer Staples Distribution & Retail 0.4%
1,840,388	Boots Group Bidco Ltd., Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 8/30/2032	1,849,019
Containers & Packaging 4.3%
1,071,123	Altium Packaging LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 6/11/2031	1,042,739
1,767,714	Berlin Packaging LLC, Term Loan B7, (3 mo. USD Term SOFR + 3.25%), 6.93% – 6.95%, due 6/7/2031	1,739,431 (d)
780,622	Clydesdale Acquisition Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 4/1/2032	721,997
1,200,777	Glatfelter Corp., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 7.92%, due 11/4/2031	1,152,146

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Containers & Packaging – cont'd
$1,270,000	Graham Packaging Co., Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 1/26/2033	$1,267,460
733,597	IRIS Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.51%, due 6/28/2028	691,019
1,143,287	Klockner-Pentaplast of America, Inc., Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 1/30/2031	991,516 (h)
2,125,000	Mauser Packaging Solutions Holding Co., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.16%, due 4/15/2030	2,084,710 (f)(g)
1,786,950	Pregis TopCo Corp., Term Loan, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 2/1/2029	1,786,396
946,017	Ring Container Technologies Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/15/2032	944,665
	Spa Holdings 3 Oy
642,040	Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.96%, due 2/4/2028	637,224
664,988	Term Loan B, (3 mo. USD Term SOFR + 4.25%), 8.21%, due 5/23/2030	655,132
1,303,533	SupplyOne, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 4/21/2031	1,306,974
2,320,000	Sword Purchaser LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 4/11/2033	2,249,426
1,049,025	Technimark Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 4/14/2031	993,427
2,010,307	Trident TPI Holdings, Inc., Term Loan B7, (3 mo. USD Term SOFR + 3.75%), 7.45%, due 9/15/2028	1,891,055
		20,155,317
Distributors 0.6%
931,723	PAI Holdco, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.68%, due 10/28/2027	867,667
	S&S Holdings LLC
1,561,095	Term Loan, (1 mo. USD Term SOFR + 5.00%), 8.75%, due 3/11/2028	1,491,829
225,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 8.75%), 12.50%, due 3/9/2029	213,750
		2,573,246
Diversified Consumer Services 1.6%
967,483	Ascend Learning LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 12/11/2028	950,030
875,622	Belron Finance 2019 LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 10/16/2031	879,274
2,045,581	Fugue Finance BV, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 1/9/2032	2,037,398
309,211	Learning Care Group (US) No. 2, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.63% – 7.70%, due 8/11/2028	245,823 (d)
1,675,000	Mister Car Wash Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/27/2031	1,681,281 (f)(g)
1,704,664	Wand NewCo 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 1/30/2031	1,706,658
		7,500,464
Diversified Telecommunication Services 2.5%
	Altice France SA
709,877	Term Loan B11, (3 mo. USD Term SOFR + 4.13%), 7.80%, due 4/30/2028	712,540
938,829	Term Loan B13, (3 mo. USD Term SOFR + 5.38%), 9.05%, due 5/14/2029	943,523
708,796	Term Loan B14, (3 mo. USD Term SOFR + 6.88%), 10.55%, due 5/31/2031	721,335
214,864	Cable One, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.00%), 5.77%, due 5/3/2028	202,914
2,671,290	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	2,355,036
1,510,500	ITG Communications LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.45%, due 7/9/2031	1,499,171 (e)
2,180,000	Level 3 Financing, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 3/29/2032	2,184,665
516,236	Radiate Holdco LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.27%, due 9/25/2029	469,702 (h)
1,520,000	Sunrise Financing Partnership, Term Loan AAA, (6 mo. USD Term SOFR + 2.47%), 6.10%, due 2/15/2032	1,519,422
330,000	Telesat Canada, Term Loan B5, (3 mo. USD Term SOFR + 2.75%), 6.68%, due 12/7/2026	281,015

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Diversified Telecommunication Services – cont'd
$805,703	Zayo Group Holdings, Inc., Term Loan, (1 mo. USD Term SOFR + 3.00%), 6.77%, due 3/11/2030	$803,689 (h)
		11,693,012
Electric Utilities 2.4%
791,116	Alpha Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.40%, due 9/30/2031	790,768
1,509,762	Astoria Energy LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%, 3 mo. USD Term SOFR + 2.25%), 5.90% – 5.95%, due 6/23/2032	1,513,068 (d)
1,515,728	Bayonne Energy Center LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 10/1/2032	1,512,576
1,350,000	Clean Energy Future Trumbull LLC, Term Loan B, (1 mo. USD Term SOFR), due 4/29/2033	1,351,688 (f)(g)
1,466,380	EFS Cogen Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 10/3/2031	1,469,591
1,007,632	Hill Top Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 6/26/2032	1,011,410
1,527,591	Lackawanna Energy Center LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 8/5/2032	1,531,410
	MRP Buyer LLC
207,679	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.94% – 6.95%, due 6/4/2032	208,199 (d)
1,628,510	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 6/4/2032	1,632,581
		11,021,291
Electrical Equipment 1.1%
1,905,624	Arcline FM Holdings LLC, First Lien Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 6/23/2030	1,914,123
	Resilience Parent LLC
1,565,000	First Lien Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.13%, due 2/28/2033	1,568,130
495,000	Second Lien Term Loan, (6 mo. USD Term SOFR + 5.25%), 8.85%, due 2/27/2034	490,050
999,173	WEC U.S. Holdings Ltd., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 1/27/2031	1,001,161
		4,973,464
Electronic Equipment, Instruments & Components 0.5%
1,429,549	Chamberlain Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 9/8/2032	1,426,719
916,499	Ingram Micro, Inc., Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 9/22/2031	921,081 (e)
		2,347,800
Energy Equipment & Services 0.6%
1,548,300	Covia Holdings Corp., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.43%, due 2/26/2032	1,541,844
993,514	PG Investment Co. 59 SARL, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 3/26/2031	997,548
		2,539,392
Entertainment 1.2%
1,786,995	Creative Artists Agency LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 10/1/2031	1,790,962
1,054,081	EP Purchaser LLC, Term Loan B, (3 mo. USD Term SOFR + 4.50%), 8.29%, due 11/6/2028	679,134
1,523,516	International Entertainment JJCo 3 Ltd., First Lien Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 4/29/2032	1,519,707
470,000	Showtime Acquisition LLC, First Lien Term Loan, (3 mo. USD Term SOFR), due 8/16/2031	464,910 (f)(g)
1,039,265	TKO Worldwide Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 11/21/2031	1,041,635
		5,496,348
Financial Services 1.7%
1,577,085	BCPE Pequod Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 11/25/2031	1,559,343
940,000	Daintree Bidco Pty. Ltd., Term Loan B, (1 mo. USD Term SOFR + 4.50%), 8.15%, due 4/11/2033	925,900
1,786,950	GEN II Fund Services LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 11/26/2031	1,791,417
1,940,000	Jupiter Borrower, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/25/2033	1,944,850 (f)(g)

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Financial Services – cont'd
$1,695,750	Speed Midco 3 SARL, Term Loan, (6 mo. USD Term SOFR + 2.50%), 6.19%, due 10/7/2032	$1,686,559
		7,908,069
Food Products 2.4%
2,563,575	Froneri Lux Finco SARL, Term Loan B6, (6 mo. USD Term SOFR + 2.25%), 5.88%, due 9/30/2032	2,543,810
767,172	Max U.S. Bidco, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.70%, due 10/2/2030	624,608
1,146,338	Newly Weds Foods, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 3/15/2032	1,144,549
1,510,000	Nomad Foods Europe Midco Ltd., Term Loan B, (6 mo. USD Term SOFR + 2.50%), 6.28%, due 10/28/2032	1,469,109
1,546,125	PFI Lower Midco LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 12/1/2032	1,556,762
1,387,618	Savor Acquisition, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 2/19/2032	1,391,309
990,000	Solina Bidco, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.92%, due 3/12/2029	991,653
1,290,266	Wayne Sanderson Farms LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 5/21/2032	1,287,441
		11,009,241
Gas Utilities 0.6%
1,403,780	Cornerstone Generation LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 8/11/2032	1,406,041
1,506,375	Natgasoline LLC, Term Loan B, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 3/29/2030	1,515,157
		2,921,198
Ground Transportation 0.3%
1,064,172	Kenan Advantage Group, Inc., Term Loan B4, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 1/25/2029	1,060,181
540,753	PODS LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.77%, due 3/31/2028	539,207
		1,599,388
Health Care Equipment & Supplies 1.2%
1,512,090	Auris Luxembourg III SARL, Term Loan B, (3 mo. USD Term SOFR + 3.25%, 6 mo. USD Term SOFR + 3.25%), 6.91% – 6.92%, due 2/28/2029	1,493,189 (d)(e)
2,317,758	Bausch & Lomb Corp., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 1/15/2031	2,328,628
1,745,625	Sharp Services LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 9/29/2032	1,750,722
		5,572,539
Health Care Providers & Services 5.4%
1,322,554	ADMI Corp., Term Loan B2, (1 mo. USD Term SOFR + 3.38%), 7.14%, due 12/23/2027	1,263,039
1,791,000	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 9/17/2032	1,794,134
1,562,469	CNT Holdings I Corp., Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 11/8/2032	1,567,657
687,823	Concentra Health Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 7/26/2031	690,691
980,000	Ensemble RCM LLC, Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 2/9/2033	972,346
2,094,750	Global Medical Response, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.16%, due 10/1/2032	2,101,956
	Hanger, Inc.
1,394,545	Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 10/23/2031	1,401,810
112,745	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 10/23/2031	113,332
1,192,942	Heartland Dental LLC, Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 8/25/2032	1,192,823
1,356,759	Help At Home, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.65%, due 9/24/2031	1,218,709
	LifePoint Health, Inc.
1,563,128	Term Loan B1, (3 mo. USD Term SOFR + 3.50%), 7.18%, due 5/19/2031	1,552,389
521,043	First Lien Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.42%, due 5/19/2031	518,547

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Health Care Providers & Services – cont'd
$885,123	Medical Solutions Holdings, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.26%, due 11/1/2028	$122,262
950,000	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.65%, due 12/12/2030	953,363
457,185	Raven Acquisition Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 11/19/2031	454,167
1,775,000	Select Medical Corp., Term Loan B, (1 mo. USD Term SOFR), due 12/31/2031	1,779,438 (e)(f)(g)
	Sound Inpatient Physicians
843,344	Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.46%, due 6/28/2028	829,993 (h)
129,063	Term Loan, (3 mo. USD Term SOFR + 6.75%), 10.71%, due 6/28/2029	125,030
522,326	Star Parent, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.70%, due 9/27/2030	522,363
	Summit Behavioral Healthcare LLC
2,013,473	Term Loan, (3 mo. USD Term SOFR + 4.25%), 7.95%, due 12/31/2029	1,403,391
272,834	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.45%, due 12/31/2029	274,880
1,586,695	Team Health Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.66%, due 6/30/2028	1,586,949
1,470,000	Team Services Group, Term Loan B, (3 mo. USD Term SOFR + 5.25%), 8.95%, due 3/31/2033	1,417,933
1,514,810	TTF Holdings LLC, Term Loan, (6 mo. USD Term SOFR + 3.75%), 7.38%, due 7/18/2031	1,134,850
		24,992,052
Health Care Technology 1.6%
973,042	Athenahealth Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 2/15/2029	968,702
1,565,048	Cotiviti Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 5/1/2031	1,434,366
3,030,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/7/2033	3,012,971
1,520,604	Imprivata, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 12/1/2027	1,511,648
498,655	Zelis Payments Buyer, Inc., Term Loan, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 11/26/2031	492,033
		7,419,720
Hotels, Restaurants & Leisure 3.3%
1,315,000	Allwyn Entertainment Financing U.S. LLC, First Lien Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 11/24/2032	1,297,747
	Alterra Mountain Co.
879,598	Term Loan B9, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 8/17/2028	879,871
1,358,245	Term Loan B8, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/31/2030	1,359,373
1,064,650	Bingo Holdings I LLC, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.45%, due 6/30/2032	1,052,673
1,515,000	Catawba Nation Gaming Authority, Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 3/29/2032	1,520,878
636,995	Flutter Financing BV, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.70%, due 6/4/2032	632,619
1,663,938	GBT U.S. III LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 7/25/2031	1,646,399
1,415,239	GVC Holdings (Gibraltar) Ltd., Term Loan B6, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 10/31/2029	1,416,131
1,538,375	Herschend Entertainment Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/27/2032	1,543,898
838,103	Jack Ohio Finance LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 2/2/2032	828,155
1,545,388	LC AHAB U.S. Bidco LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/1/2031	1,546,037
663,288	Life Time Fitness, Inc., Term Loan, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 11/5/2031	664,946
1,029,325	OEG Borrower LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.19%, due 6/30/2031	1,033,185
		15,421,912
Household Durables 0.8%
2,087,696	Hunter Douglas, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 1/20/2032	2,063,834

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Household Durables – cont'd
$1,815,000	Weber-Stephen Products LLC, Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.44%, due 10/1/2032	$1,765,940
		3,829,774
Independent Power & Renewable Electricity Producers 1.2%
765,893	Carroll County Energy LLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 6/30/2031	769,401
762,226	Compass Power Generation LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 4/14/2029	768,705
1,029,025	Eastern Power LLC, Term Loan B, (1 mo. USD Term SOFR + 4.75%), 8.40%, due 4/3/2029	1,031,381
995,190	Hamilton Projects Acquiror LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/30/2031	1,000,027
	Invenergy Thermal Operating I LLC
1,235,362	Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.38%, due 5/17/2032	1,244,627 (e)
80,348	Term Loan C, (3 mo. USD Term SOFR + 2.75%), 6.38%, due 5/17/2032	80,950 (e)
870,249	Talen Energy Supply LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.15%, due 5/17/2030	872,320
		5,767,411
Insurance 2.3%
1,655,044	Acrisure LLC, First Lien Term Loan B6, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 11/6/2030	1,626,081
982,165	Alliant Holdings Intermediate LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/19/2031	980,220
2,472,241	Broadstreet Partners, Inc., Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 6/13/2031	2,455,133
2,287,624	Gainwell Acquisition Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.80%, due 10/1/2027	2,245,692
1,131,085	HUB International Ltd., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 6/20/2030	1,133,675
710,000	OneDigital Borrower LLC, Term Loan, (1 mo. USD Term SOFR), due 7/2/2031	698,995 (f)(g)
317,298	Truist Insurance Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 5/6/2031	314,760
1,111,699	USI, Inc., Term Loan C, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 9/29/2030	1,112,566
		10,567,122
IT Services 1.8%
968,559	Ahead DB Holdings LLC, Term Loan B4, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 2/3/2031	959,542
1,150,481	Fortress Intermediate 3, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.66%, due 6/27/2031	1,143,291 (e)
245,158	GTT Communications, Inc., Term Loan, (3 mo. USD Term SOFR + 14.00%), 14.00%, due 7/15/2031	198,169 (h)
1,860,000	Neptune Bidco U.S., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.77%, due 2/3/2033	1,819,545
	Newfold Digital Holdings Group, Inc.
237,914	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.26%, due 4/30/2029	161,900
415,741	Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.26%, due 4/30/2029	122,386
	Rackspace Finance LLC
486,912	First Lien Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.53%, due 5/15/2028	244,157
326,659	First Lien Term Loan, (1 mo. USD Term SOFR + 6.25%), 10.03%, due 5/15/2028	323,699
	Redstone Holdco 2 LP
50,504	Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 12/31/2030	37,751
194,245	Term Loan, (3 mo. USD Term SOFR + 5.50%), 9.16%, due 12/31/2030	53,903
2,339,707	Sedgwick Claims Management Services, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 7/31/2031	2,321,504
895,178	World Wide Technology Holding Co. LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.65%, due 3/1/2030	894,435
		8,280,282
Leisure Products 0.2%
1,039,474	SRAM LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/27/2032	1,035,139

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Machinery 3.4%
$250,000	American Trailer World Corp., Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.50%, due 3/3/2028	$186,500
1,581,038	Astro Acquisition LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 8/30/2032	1,592,895 (e)
1,515,953	Barnes Group, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 1/27/2032	1,515,635
1,567,368	Columbus McKinnon Corp., Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.20%, due 2/3/2033	1,568,027
1,603,759	Crown Equipment Corp., First Lien Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 10/10/2031	1,608,266
1,113,114	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 8/4/2031	1,113,960
	Engineered Machinery Holdings, Inc.
560,792	Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.96%, due 5/21/2029	560,444
1,696,624	Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 11/26/2032	1,706,176
888,490	Illuminate Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 12/31/2029	885,158
1,552,414	LSF11 Trinity Bidco, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 6/14/2030	1,552,414 (e)
1,656,087	LSF12 Helix Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 2/10/2033	1,656,302
1,293,251	TK Elevator Midco GmbH, Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.38%, due 4/30/2030	1,303,675
837,813	Vector WP Holdco, Inc., Term Loan B, (1 mo. USD Term SOFR + 5.00%), 8.77%, due 10/12/2028	745,653 (e)
		15,995,105
Media 2.2%
1,514,700	ABG Intermediate Holdings 2 LLC, Term Loan, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 2/13/2032	1,516,275
1,035,389	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 12/15/2031	1,034,364
1,597,810	CMG Media Corp., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.30%, due 6/18/2029	1,498,746
762,996	Cogeco Communications Finance (USA) LP, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.27%, due 9/1/2028	738,961
762,987	Eagle Broadband Investments LLC, Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.96%, due 11/12/2027	737,236
3,040,000	Electronic Arts, Inc., Term Loan B, (1 mo. USD Term SOFR), due 3/24/2033	3,040,760 (f)(g)
1,516,200	Wasserman Media Group LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 6/23/2032	1,512,410
		10,078,752
Metals & Mining 0.7%
746,603	Arsenal AIC Parent LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 8/19/2030	748,470
1,672,571	SCIH Salt Holdings, Inc., Term Loan B, (6 mo. USD Term SOFR + 2.75%), 6.35%, due 1/31/2029	1,677,354
1,073,500	Trulite Holding Corp., Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.68%, due 3/1/2030	987,620 (e)
		3,413,444
Mortgage Real Estate Investment Trusts 0.3%
	Blackstone Mortgage Trust, Inc.
245,323	Term Loan B4, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/9/2029	245,936 (e)
1,111,614	Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 12/10/2030	1,110,224
		1,356,160
Oil, Gas & Consumable Fuels 5.8%
625,384	AL GCX Fund VIII Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.66%, due 1/30/2032	625,228
1,699,607	AL NGPL Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.68%, due 12/9/2030	1,696,956
1,560,000	BCP Renaissance Parent LLC, Term Loan B3, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 10/31/2031	1,554,930

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Oil, Gas & Consumable Fuels – cont'd
$1,671,600	Blackfin Pipeline LLC, Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.69%, due 9/29/2032	$1,682,399
754,775	Brazos Delaware II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 2/11/2030	757,085
1,481,212	CPPIB OVM Member U.S. LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 8/20/2031	1,481,745
1,645,000	Deep Blue Operating I LLC, Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 10/1/2032	1,651,169
1,326,556	EMG Utica LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.20%, due 4/1/2030	1,333,189 (e)
1,910,000	Freeport LNG Investments LLLP, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.93%, due 2/11/2033	1,911,203
1,443,050	M6 ETX Holdings II Midco LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 4/1/2032	1,446,658
1,483,673	New Fortress Energy, Inc., Term Loan B, (3 mo. USD Term SOFR + 6.50%), 13.25%, due 10/30/2028	954,966 (i)
1,175,000	NGL Energy Partners LP, Term Loan B, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 3/11/2033	1,177,209
1,575,004	Oryx Midstream Services Permian Basin LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.90%, due 10/5/2028	1,579,051
1,395,000	Pelican Pipeline LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.47%, due 3/25/2033	1,401,975 (e)
1,177,074	Prairie ECI Acquiror LP, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 8/1/2029	1,181,488
1,572,432	Rockpoint Gas Storage Partners LP, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 9/18/2031	1,574,178
	Traverse Midstream Partners LLC
1,907,402	Term Loan, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 2/16/2028	1,908,356
1,475,000	Term Loan B, (1 mo. USD Term SOFR), due 4/21/2033	1,475,929 (f)(g)
1,675,000	Venture Global Calcasieu Pass LLC, Term Loan B, (6 mo. USD Term SOFR + 3.25%), 6.95%, due 4/11/2033	1,678,919
		27,072,633
Passenger Airlines 0.3%
1,366,200	American Airlines, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.43%, due 5/28/2032	1,359,082
Personal Care Products 0.3%
1,226,925	Nourish Buyer I, Inc., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 7/9/2032	1,233,060 (e)
Pharmaceuticals 1.8%
1,590,000	ACP Tara Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 12/15/2032	1,592,385
1,710,000	Alkermes, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 8/12/2031	1,721,765
2,608,776	Bausch Health Cos., Inc., Term Loan B, (1 mo. USD Term SOFR + 6.25%), 9.90%, due 10/8/2030	2,536,383
2,278,550	Opal Bidco SAS, Term Loan B4, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 4/28/2032	2,287,094
		8,137,627
Professional Services 2.5%
1,876,650	AAL Delaware Holdco, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 7/30/2031	1,883,424
1,338,275	Berkeley Research Group LLC, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 5/1/2032	1,312,941
231,148	CohnReznick LLP, Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 3/31/2032	226,525
477,526	Eisner Advisory Group LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 2/28/2031	461,142
1,344,930	Element Materials Technology Group U.S. Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 3.50%), 7.20%, due 7/6/2029	1,350,820
2,056,969	EOC Borrower LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 3/24/2032	2,061,597
529,536	First Advantage Holdings LLC, Term Loan B, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 10/31/2031	522,255
288,603	Genuine Financial Holdings LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 9/27/2030	265,659
1,586,609	Ryan LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.15%, due 11/5/2032	1,559,843

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Professional Services – cont'd
$1,257,714	Salas O'brien, Inc., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 1/31/2033	$1,260,859 (e)
982,513	Tempo Acquisition LLC, Term Loan B, (1 mo. USD Term SOFR + 1.75%), 5.40%, due 8/31/2028	722,422
		11,627,487
Real Estate Management & Development 0.4%
1,687,127	Greystar Real Estate Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 8/21/2030	1,689,236 (e)
Software 8.5%
	Applied Systems, Inc.
840,123	First Lien Term Loan, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 2/24/2031	828,286
500,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 4.50%), 8.20%, due 2/23/2032	494,585
1,527,274	Avalara, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 3/26/2032	1,497,110
998,179	Bending Spoons U.S., Inc., Term Loan B, (1 mo. USD Term SOFR + 5.88%), 9.53%, due 3/7/2031	923,315
695,000	Calabrio, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.67%, due 11/26/2032	539,932
339,002	Cast & Crew Payroll LLC, Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.41%, due 12/29/2028	147,680
873,233	Central Parent, Inc., Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.95%, due 7/6/2029	458,447
874,359	Cloudera, Inc., Term Loan, (1 mo. USD Term SOFR + 3.75%), 7.50%, due 10/8/2028	782,009
1,232,996	ConnectWise LLC, Term Loan B, (3 mo. USD Term SOFR + 3.50%), 7.46%, due 9/29/2028	1,144,048
762,285	Constant Contact, Inc., Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.93%, due 2/10/2028	712,873
	Darktrace PLC
1,151,517	First Lien Term Loan, (3 mo. USD Term SOFR + 3.25%), 6.93%, due 10/9/2031	1,080,273
470,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.25%), 8.93%, due 10/9/2032	428,034
2,195,000	Dayforce, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.66%, due 2/4/2033	2,068,239
	Ellucian Holdings, Inc.
1,015,543	First Lien Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 10/9/2029	995,781
470,000	Second Lien Term Loan, (1 mo. USD Term SOFR + 4.75%), 8.40%, due 11/22/2032	455,510
1,241,888	Entrata, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 9/30/2032	1,235,678 (e)
1,541,525	Epicor Software Corp., Term Loan F, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 5/30/2031	1,519,373
761,822	Foundational Education Group, Inc., First Lien Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.68%, due 8/31/2028	696,747
1,565,899	Genesys Cloud Services Holdings II LLC, Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 1/30/2032	1,512,267
1,135,000	IGT Holding IV AB, Term Loan B5, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 9/1/2031	1,122,946
1,568,170	Instructure Holdings, Inc., Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.44%, due 11/13/2031	1,519,494
	Ivanti Software, Inc.
703,190	First Lien Term Loan, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 6/1/2029	465,864
123,888	Term Loan, (3 mo. USD Term SOFR + 5.75%), 9.41%, due 6/1/2029	123,578
	Javelin Buyer, Inc.
859,486	Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.41%, due 12/5/2031	833,968
225,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 12/6/2032	204,750
	Kaseya, Inc.
1,374,192	First Lien Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.91%, due 3/22/2032	1,246,104
540,000	Second Lien Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.66%, due 3/21/2033	426,940
520,441	McAfee LLC, First Lien Term Loan B, (1 mo. USD Term SOFR + 3.00%), 6.65%, due 3/1/2029	457,337
	MH Sub I LLC
1,469,163	Term Loan, (1 mo. USD Term SOFR + 4.25%), 7.90%, due 5/3/2028	1,350,293
1,414,806	Term Loan B4, (1 mo. USD Term SOFR + 4.25%), 7.90%, due 12/31/2031	1,107,086
1,685,000	Ping Identity Corp., Term Loan, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 11/15/2032	1,662,539

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Software – cont'd
$762,260	Project Alpha Intermediate Holding, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 5.00%), 8.70%, due 5/9/2033	$453,072
427,747	Project Leopard Holdings, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.25%), 9.01%, due 7/20/2029	264,134
2,119,188	Proofpoint, Inc., Term Loan, (3 mo. USD Term SOFR + 3.00%), 6.70%, due 8/31/2028	2,054,722
1,572,748	RealPage, Inc., Term Loan, (3 mo. USD Term SOFR + 3.75%), 7.45%, due 4/24/2028	1,551,122
990,000	Relativity ODA LLC, Term Loan B, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 1/30/2033	982,575
761,188	Shift4 Payments LLC, Term Loan B, (3 mo. USD Term SOFR + 2.00%), 5.67%, due 7/3/2032	763,570
1,860,343	Surf Holdings LLC, Term Loan, (1 mo. USD Term SOFR + 3.50%), 7.27%, due 3/5/2027	1,798,021
782,202	UKG, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 2/10/2031	754,144
	Vision Solutions, Inc.
1,423,951	Term Loan, (3 mo. USD Term SOFR + 4.00%), 7.93%, due 4/24/2028	1,119,582
835,000	Second Lien Term Loan, (3 mo. USD Term SOFR + 7.25%), 11.18%, due 4/23/2029	585,193
1,291,304	VS Buyer LLC, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.91%, due 4/12/2031	1,273,549
		39,640,770
Specialized REITs 0.2%
1,002,488	Windstream Services LLC, Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 10/6/2032	1,002,487
Specialty Retail 2.1%
2,187,726	Great Outdoors Group LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 1/23/2032	2,199,212
1,826,550	Mavis Tire Express Services Corp., Term Loan, (6 mo. USD Term SOFR + 3.00%), 6.67%, due 5/4/2028	1,827,902
990,000	Men's Wearhouse, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 9.41%, due 1/28/2031	997,118
1,560,000	Michaels Cos., Inc., Term Loan B, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 3/15/2033	1,542,122
935,000	Petco Health & Wellness Co., Inc., Term Loan B, (3 mo. USD Term SOFR + 4.25%), 7.95%, due 2/3/2031	927,754
1,980,000	PetSmart, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.65%, due 8/18/2032	1,986,197
249,367	Staples, Inc., Term Loan B, (3 mo. USD Term SOFR + 5.75%), 9.41%, due 9/4/2029	233,004
		9,713,309
Technology Hardware, Storage & Peripherals 0.6%
1,625,925	Spectris PLC, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.45%, due 12/6/2032	1,628,982
1,132,500	Viavi Solutions, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.18%, due 10/16/2032	1,136,747
		2,765,729
Trading Companies & Distributors 3.1%
1,334,692	Azorra Soar TLB Finance Ltd, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 10/18/2029	1,339,697
1,829,886	Barentz International BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 7.05%, due 3/3/2031	1,776,142
1,899,019	BCPE Empire Holdings, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 12/11/2030	1,893,683
1,710,100	CD&R Hydra Buyer, Inc., Term Loan B, (1 mo. USD Term SOFR + 4.00%), 7.75%, due 3/25/2031	1,714,375
1,557,877	Fluid-Flow Products, Inc., Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 3/4/2033	1,559,498
1,324,825	Johnstone Supply LLC, Term Loan B, (1 mo. USD Term SOFR + 2.25%), 5.92%, due 6/9/2031	1,324,335
1,597,951	PEARLS (Netherlands) Bidco BV, Term Loan B, (3 mo. USD Term SOFR + 3.25%), 6.91%, due 2/26/2029	1,384,625
1,848,060	Veritiv Corp., Term Loan B, (3 mo. USD Term SOFR + 4.00%), 7.70%, due 12/2/2030	1,785,392
1,392,163	White Cap Buyer LLC, Term Loan B, (1 mo. USD Term SOFR + 3.25%), 6.92%, due 10/19/2029	1,383,337
		14,161,084

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value

Transportation Infrastructure 1.1%
Brown Group Holding LLC
$995,599	Term Loan B, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 7/1/2031	$1,000,019
1,594,755	Term Loan B2, (1 mo. USD Term SOFR + 2.50%, 3 mo. USD Term SOFR + 2.50%), 6.15% – 6.17%, due 7/1/2031	1,602,553 (d)
1,564,575	KKR Apple Bidco LLC, Term Loan, (1 mo. USD Term SOFR + 2.50%), 6.15%, due 9/23/2031	1,565,561
1,101,386	Radar Bidco SARL, Term Loan, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 4/4/2031	1,094,965
5,263,098

Total Loan Assignments (Cost $427,865,501)		418,804,243
Number of Shares

Common Stocks 0.4%
Commercial Services 0.2%
45,996	Envision Healthcare Corp.	865,874 *
Containers & Packaging 0.0%‡
11,655	Klockner Pentaplast Ltd. Class A	16,277 *
11,655	Klockner Pentaplast Ltd. Class B	16,278 *
11,655	Klockner Pentaplast Ltd. Class C	16,278 *
11,655	Klockner Pentaplast Ltd. Class D	16,278 *
11,655	Klockner Pentaplast Ltd. Class E	16,278 *
11,655	Klockner Pentaplast Ltd. Class F	16,278 *
11,655	Klockner Pentaplast Ltd. Class G	16,278 *
11,655	Klockner Pentaplast Ltd. Class H	16,278 *
11,655	Klockner Pentaplast Ltd. Class I	16,278 *
146,501
Diversified Telecommunication Services 0.1%
20,026	Luxco Co. Ltd.	407,786 *
Energy Equipment & Services 0.1%
44,476	Brock Holdings III, Inc.	619,106 *#(e)(j)
IT Services 0.0%‡
4,020	Riverbed Technology, Inc.	40 *(e)
Total Common Stocks (Cost $2,082,314)		2,039,307

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

Number of Shares		Value

Short-Term Investments 6.3%
Investment Companies 6.3%
29,068,889	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(k) (Cost $29,068,889)	$29,068,889
Total Investments 101.2% (Cost $479,798,203)		470,356,745
Liabilities Less Other Assets (1.2)%		(5,600,135)(l)
Net Assets 100.0%		$464,756,610

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $19,394,854, which represents 4.2% of net assets of the Fund.

(b)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(c)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $1,049,452, which represents 0.2% of net assets of the Fund.

(d)	The stated interest rates represent the range of rates at April 30, 2026 of the underlying contracts within the Loan Assignment.
(e)	Value determined using significant unobservable inputs.
(f)	All or a portion of this security was purchased on a delayed delivery basis.
(g)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(h)	Payment-in-kind (PIK) security.
(i)	Defaulted security.
(j)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $619,106, which represents 0.1% of net assets of the Fund.

(k)	Represents 7-day effective yield as of April 30, 2026.
(l)	As of April 30, 2026, the value of unfunded loan commitments was $1,156,437 for the Fund (see Note A of the Notes to Financial Statements).

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $619,106, which represents 0.1% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
Brock Holdings III, Inc.	1/22/2024	$536,582	$619,106	0.1%

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$381,387,741	82.1%
Cayman Islands	11,965,805	2.6%
United Kingdom	7,500,034	1.6%
Netherlands	6,506,667	1.4%
Luxembourg	6,268,012	1.3%
Canada	5,647,883	1.2%
France	3,766,769	0.8%
Jersey	3,016,232	0.7%
Sweden	2,936,870	0.6%
Hong Kong	2,037,398	0.4%
Germany	1,919,223	0.4%
Spain	1,824,456	0.4%
Denmark	1,493,189	0.3%
Switzerland	1,277,508	0.3%
Finland	1,188,963	0.3%
Bermuda	992,587	0.2%
Australia	925,900	0.2%
Ireland	632,619	0.1%
Short-Term Investments and Other Liabilities—Net	23,468,754	5.1%
	$464,756,610	100.0%

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Asset-Backed Securities#	$—	$14,634,927	$—	$14,634,927
Corporate Bonds#	—	5,809,379	—	5,809,379
Loan Assignments
Capital Markets	—	14,099,274	4,030,917	18,130,191
Chemicals	—	8,747,526	2,091,204	10,838,730
Commercial Services & Supplies	—	18,744,485	2,256,177	21,000,662
Construction & Engineering	—	4,958,721	2,687,125	7,645,846
Diversified Telecommunication Services	—	10,193,841	1,499,171	11,693,012
Electronic Equipment, Instruments & Components	—	1,426,719	921,081	2,347,800
Health Care Equipment & Supplies	—	4,079,350	1,493,189	5,572,539
Health Care Providers & Services	—	23,212,614	1,779,438	24,992,052
Independent Power & Renewable Electricity Producers	—	4,441,834	1,325,577	5,767,411
IT Services	—	7,136,991	1,143,291	8,280,282
Machinery	—	12,104,143	3,890,962	15,995,105
Metals & Mining	—	2,425,824	987,620	3,413,444
Mortgage Real Estate Investment Trusts	—	1,110,224	245,936	1,356,160
Oil, Gas & Consumable Fuels	—	24,337,469	2,735,164	27,072,633
Personal Care Products	—	—	1,233,060	1,233,060
Professional Services	—	10,366,628	1,260,859	11,627,487
Real Estate Management & Development	—	—	1,689,236	1,689,236
Software	—	38,405,092	1,235,678	39,640,770
Other Loan Assignments#	—	200,507,823	—	200,507,823
Total Loan Assignments	—	386,298,558	32,505,685	418,804,243
Common Stocks
Energy Equipment & Services	—	—	619,106	619,106
IT Services	—	—	40	40
Other Common Stocks#	—	1,420,161	—	1,420,161
Total Common Stocks	—	1,420,161	619,146	2,039,307
Short-Term Investments	—	29,068,889	—	29,068,889
Total Investments	$—	$437,231,914	$33,124,831	$470,356,745

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

See Notes to Financial Statements

Schedule of Investments Floating Rate Income Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Loan Assignments(1)(2)(3)(4)	$45,406	$32	$55	$(73)	$12,231	$(14,319)	$11,316	$(22,142)	$32,506	$(17)
Common Stocks(1)(4)	619	—	—	—	—	—	—	—	619	—
Total	$46,025	$32	$55	$(73)	$12,231	$(14,319)	$11,316	$(22,142)	$33,125	$(17)
(1) Includes securities categorized as Level 3 that were valued using a single quotation obtained from a dealer.
(2) Includes securities that at April 30, 2026, were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

(3) Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers into of Level 3 were attributable to observable market data becoming unavailable for those securities.Transfers in or out of Level 3 represent the beginning value of any security where a change in the pricing level occurred from the beginning to the end of the period.

(4) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Common Stocks	$619,106	Market Approach	Enterprise value/ EBITDA multiple (EV/EBITDA)	9.5x	9.5x	Increase
Loan Assignments	350,036	Market Approach	Transaction Price	$99.00	$99.00	Increase
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
Corporate Bonds 96.6%
Advertising 1.2%
Clear Channel Outdoor Holdings, Inc.
$1,010,000	7.88%, due 4/1/2030	$1,051,561 (a)
700,000	7.13%, due 2/15/2031	727,729 (a)
700,000	7.50%, due 3/15/2033	735,333 (a)
515,000	CMG Media Corp., 8.88%, due 6/18/2029	458,974 (a)
Neptune Bidco U.S., Inc.
1,595,000	9.29%, due 4/15/2029	1,613,102 (a)
445,000	10.38%, due 5/15/2031	459,227 (a)
160,000	9.50%, due 2/15/2033	160,127 (a)
5,206,053
Aerospace & Defense 2.6%
1,400,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,442,214 (a)
Bombardier, Inc.
730,000	7.25%, due 7/1/2031	768,098 (a)
850,000	7.00%, due 6/1/2032	887,267 (a)
470,000	6.75%, due 6/15/2033	490,070 (a)
1,460,000	Goat Holdco LLC, 6.75%, due 2/1/2032	1,496,147 (a)
TransDigm, Inc.
1,030,000	6.63%, due 3/1/2032	1,058,524 (a)
995,000	6.38%, due 5/31/2033	1,002,651 (a)
1,730,000	6.75%, due 1/31/2034	1,777,222 (a)
2,820,000	6.13%, due 7/31/2034	2,823,102 (a)
11,745,295
Airlines 0.1%
590,000	United Airlines Holdings, Inc., 5.38%, due 3/1/2031	581,511
Apparel 0.4%
632,831	Beach Acquisition Bidco LLC, 10.00% Cash/10.75% PIK, due 7/15/2033	696,120 (a)(b)
545,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	574,146 (a)
820,000	VF Corp., 2.95%, due 4/23/2030	743,994
2,014,260
Auto Manufacturers 0.7%
870,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	878,314 (a)
Nissan Motor Acceptance Co. LLC
290,000	7.05%, due 9/15/2028	297,401 (a)
240,000	5.63%, due 9/29/2028	238,664 (a)
115,000	5.55%, due 9/13/2029	112,587 (a)
200,000	6.13%, due 9/30/2030	196,977 (a)
Nissan Motor Co. Ltd.
375,000	7.50%, due 7/17/2030	387,476 (a)
705,000	4.81%, due 9/17/2030	658,413 (a)
110,000	7.75%, due 7/17/2032	114,670 (a)
180,000	8.13%, due 7/17/2035	189,913 (a)
3,074,415

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Auto Parts & Equipment 2.4%
$1,835,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	$1,877,095 (a)
Cyprium Corp./Cyprium Holdings Luxembourg SARL
965,000	6.13%, due 4/15/2031	971,662 (a)
965,000	6.38%, due 4/15/2034	963,775 (a)
818,850	Dexko Global, Inc., 7.50%, due 4/15/2032	736,777 (a)
1,630,000	Forvia SE, 6.75%, due 9/15/2033	1,634,641 (a)
Goodyear Tire & Rubber Co.
125,000	5.00%, due 7/15/2029	119,907
135,000	5.25%, due 7/15/2031	122,710
165,000	5.63%, due 4/30/2033	147,960
IHO Verwaltungs GmbH
935,000	7.75% Cash/8.50% PIK, due 11/15/2030	963,533 (a)(b)
115,000	8.00% Cash/8.75% PIK, due 11/15/2032	118,902 (a)(b)
375,000	7.38%, due 5/15/2033	381,442 (a)
ZF North America Capital, Inc.
540,000	6.88%, due 4/14/2028	553,281 (a)
610,000	6.75%, due 4/23/2030	605,976 (a)
520,000	7.50%, due 3/24/2031	520,669 (a)
970,000	6.88%, due 4/23/2032	949,207 (a)
10,667,537
Banks 0.2%
930,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	924,846 (a)
Biotechnology 0.3%
350,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	347,539 (a)
Genmab AS/Genmab Finance LLC
600,000	6.25%, due 12/15/2032	615,750 (a)
380,000	7.25%, due 12/15/2033	396,214 (a)
1,359,503
Building Materials 3.0%
Builders FirstSource, Inc.
760,000	6.38%, due 3/1/2034	756,228 (a)
515,000	6.75%, due 5/15/2035	520,088 (a)
415,000	Camelot Return Merger Sub, Inc., 8.75%, due 8/1/2028	264,555 (a)
430,000	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	273,464 (a)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
1,055,000	6.63%, due 12/15/2030	1,080,087 (a)
990,000	6.75%, due 7/15/2031	1,023,448 (a)
600,000	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	303,592 (a)
425,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	316,488 (a)
JH North America Holdings, Inc.
455,000	5.88%, due 1/31/2031	454,790 (a)
730,000	6.13%, due 7/31/2032	731,550 (a)
1,140,000	Knife River Corp., 7.75%, due 5/1/2031	1,183,704 (a)
875,000	Masterbrand, Inc., 7.00%, due 7/15/2032	870,245 (a)
285,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	281,705 (a)
600,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	553,539 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Building Materials – cont'd
$2,080,000	Quikrete Holdings, Inc., 6.38%, due 3/1/2032	$2,112,818 (a)
Standard Building Solutions, Inc.
920,000	6.50%, due 8/15/2032	929,090 (a)
1,600,000	6.25%, due 8/1/2033	1,598,975 (a)
160,000	5.88%, due 3/15/2034	155,980 (a)
13,410,346
Chemicals 2.9%
510,000	Ashland, Inc., 6.88%, due 5/15/2043	502,984
705,000	Axalta Coating Systems Dutch Holding B BV, 7.25%, due 2/15/2031	732,064 (a)
Celanese U.S. Holdings LLC
920,000	7.05%, due 11/15/2030	987,546 (c)
285,000	7.00%, due 2/15/2031	296,542
420,000	7.38%, due 7/15/2032	445,109
280,000	7.20%, due 11/15/2033	302,733 (c)
300,000	7.38%, due 2/15/2034	314,095
FMC Corp.
155,000	3.45%, due 10/1/2029	140,263
155,000	6.38%, due 5/18/2053	116,925
120,000	8.45%, due 11/1/2055	79,528 (d)
340,000	HB Fuller Co., 4.00%, due 2/15/2027	336,971
INEOS Finance PLC
375,000	6.75%, due 5/15/2028	376,623 (a)
235,000	7.50%, due 4/15/2029	232,087 (a)
Olympus Water U.S. Holding Corp.
1,715,000	6.25%, due 10/1/2029	1,676,299 (a)
340,000	7.25%, due 6/15/2031	342,016 (a)
1,005,000	6.75%, due 8/1/2032	974,122 (a)
335,000	7.25%, due 2/15/2033	327,443 (a)
1,600,000	SCIH Salt Holdings, Inc., 6.63%, due 5/1/2029	1,588,176 (a)
WR Grace Holdings LLC
1,120,000	5.63%, due 8/15/2029	1,068,590 (a)
1,075,000	7.38%, due 3/1/2031	1,086,181 (a)
940,000	6.63%, due 8/15/2032	933,021 (a)
12,859,318
Commercial Services 5.9%
1,070,000	ADT Security Corp., 5.88%, due 10/15/2033	1,054,108 (a)
1,580,000	Albion Financing 1 SARL/Aggreko Holdings, Inc., 7.00%, due 5/21/2030	1,632,140 (a)
1,405,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	1,473,665 (a)
Allied Universal Holdco LLC/Allied Universal Finance Corp.
1,665,000	6.00%, due 6/1/2029	1,652,119 (a)
555,000	6.88%, due 6/15/2030	571,012 (a)
Block, Inc.
400,000	5.63%, due 8/15/2030	400,404 (a)
1,890,000	6.50%, due 5/15/2032	1,926,011
310,000	6.00%, due 8/15/2033	309,402 (a)
705,000	Champions Financing, Inc., 8.75%, due 2/15/2029	686,046 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Commercial Services – cont'd
EquipmentShare.com, Inc.
$195,000	8.63%, due 5/15/2032	$206,810 (a)
1,835,000	8.00%, due 3/15/2033	1,924,346 (a)
Garda World Security Corp.
940,000	6.00%, due 6/1/2029	921,126 (a)
520,000	6.50%, due 1/15/2031	531,218 (a)
895,000	8.25%, due 8/1/2032	915,715 (a)
1,010,000	8.38%, due 11/15/2032	1,042,096 (a)
Herc Holdings, Inc.
1,335,000	7.00%, due 6/15/2030	1,388,898 (a)
1,549,000	7.25%, due 6/15/2033	1,622,158 (a)
190,000	6.00%, due 3/15/2034	188,388 (a)
540,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	538,400 (a)
510,000	Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 6.75%, due 8/15/2032	508,992 (a)
1,335,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	1,320,025 (a)
1,320,000	Veritiv Operating Co., 10.50%, due 11/30/2030	1,390,983 (a)
2,115,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	2,201,783 (a)
Williams Scotsman, Inc.
660,000	6.63%, due 6/15/2029	677,438 (a)
125,000	6.63%, due 4/15/2030	128,740 (a)
1,004,000	7.38%, due 10/1/2031	1,045,647 (a)
26,257,670
Computers 1.0%
1,855,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	1,920,129 (a)
1,550,000	CACI International, Inc., 6.38%, due 6/15/2033	1,585,732 (a)
490,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	494,892 (a)
590,000	Science Applications International Corp., 5.88%, due 11/1/2033	581,940 (a)
4,582,693
Distribution - Wholesale 1.1%
595,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	591,201 (a)
500,000	Gates Corp., 6.88%, due 7/1/2029	514,369 (a)
1,195,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	1,205,989 (a)
675,000	S&S Holdings LLC, 8.38%, due 10/1/2031	621,083 (a)
1,725,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	1,800,702 (a)
4,733,344
Diversified Financial Services 3.8%
775,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	788,442 (a)
620,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	628,590 (a)
1,075,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,090,384 (a)
Jane Street Group/JSG Finance, Inc.
1,265,000	7.13%, due 4/30/2031	1,311,515 (a)
615,000	6.13%, due 11/1/2032	618,233 (a)
655,000	6.75%, due 5/1/2033	672,889 (a)
Navient Corp.
440,000	5.50%, due 3/15/2029	422,896
240,000	7.88%, due 6/15/2032	231,020

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Diversified Financial Services – cont'd
OneMain Finance Corp.
$1,090,000	6.63%, due 5/15/2029	$1,108,786
990,000	6.13%, due 5/15/2030	989,656
160,000	7.50%, due 5/15/2031	164,041
440,000	7.13%, due 11/15/2031	446,182
605,000	6.75%, due 3/15/2032	604,825
PennyMac Financial Services, Inc.
620,000	7.13%, due 11/15/2030	628,152 (a)
900,000	5.75%, due 9/15/2031	856,480 (a)
550,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	572,765 (a)
Rocket Cos., Inc.
450,000	6.50%, due 8/1/2029	458,410 (a)
565,000	6.13%, due 8/1/2030	573,382 (a)
145,000	7.13%, due 2/1/2032	149,876 (a)
605,000	6.38%, due 8/1/2033	612,378 (a)
1,015,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	914,487 (a)
1,480,000	SLM Corp., 6.50%, due 1/31/2030	1,494,202
UWM Holdings LLC
880,000	6.63%, due 2/1/2030	844,593 (a)
145,000	6.25%, due 3/15/2031	134,466 (a)
875,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	904,796 (a)
17,221,446
Electric 3.5%
Alpha Generation LLC
1,810,000	6.75%, due 10/15/2032	1,853,813 (a)
1,100,000	6.25%, due 1/15/2034	1,092,481 (a)
795,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	795,200 (a)
NRG Energy, Inc.
790,000	6.00%, due 2/1/2033	796,108 (a)
1,770,000	5.75%, due 1/15/2034	1,756,924 (a)
385,000	5.88%, due 5/15/2034	383,615 (a)
1,975,000	6.00%, due 1/15/2036	1,961,485 (a)
390,000	6.13%, due 5/15/2036	388,526 (a)
850,000	PG&E Corp., 6.85%, due 9/15/2056	849,830 (d)
Talen Energy Supply LLC
1,090,000	6.25%, due 2/1/2034	1,081,865 (a)
1,090,000	6.50%, due 2/1/2036	1,094,128 (a)
745,000	Vistra Corp., 7.00%, due 12/15/2026	747,176 (a)(d)(e)
1,665,000	VoltaGrid LLC, 7.38%, due 11/1/2030	1,728,140 (a)
925,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	969,540 (a)
15,498,831
Electrical Components & Equipment 0.6%
840,000	EnerSys, 6.63%, due 1/15/2032	864,430 (a)
WESCO Distribution, Inc.
180,000	5.25%, due 4/15/2031	179,888 (a)
835,000	6.63%, due 3/15/2032	864,780 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Electrical Components & Equipment – cont'd
$935,000	6.38%, due 3/15/2033	$965,755 (a)
2,874,853
Electronics 0.4%
1,695,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	1,748,869 (a)
Engineering & Construction 0.5%
790,000	Artera Services LLC, 8.50%, due 2/15/2031	680,356 (a)
540,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	497,129 (a)
Global Infrastructure Solutions, Inc.
510,000	5.63%, due 6/1/2029	509,159 (a)
690,000	7.50%, due 4/15/2032	727,934 (a)
2,414,578
Entertainment 2.5%
Churchill Downs, Inc.
125,000	5.75%, due 4/1/2030	124,592 (a)
1,390,000	6.75%, due 5/1/2031	1,421,716 (a)
Discovery Global Holdings, Inc.
1,755,000	4.28%, due 3/15/2032	1,589,556
1,260,000	5.05%, due 3/15/2042	899,048
370,000	5.14%, due 3/15/2052	242,350
1,590,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	1,576,823 (a)
900,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	879,929 (a)
355,000	Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC, 8.25%, due 4/15/2030	369,553 (a)
725,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	700,924 (a)
1,435,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,414,915 (a)
415,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	399,248
475,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	482,909 (a)
915,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	931,276 (a)
11,032,839
Environmental Control 0.8%
1,035,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,099,789 (a)(b)
2,510,000	Madison IAQ LLC, 5.88%, due 6/30/2029	2,503,207 (a)
3,602,996
Food 2.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
530,000	5.50%, due 3/31/2031	527,056 (a)
1,325,000	5.63%, due 3/31/2032	1,307,134 (a)
860,000	6.25%, due 3/15/2033	867,630 (a)
1,150,000	5.75%, due 3/31/2034	1,119,545 (a)
1,420,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	1,448,834 (a)
705,000	Froneri Lux FinCo SARL, 6.00%, due 8/1/2032	697,267 (a)
Performance Food Group, Inc.
605,000	6.13%, due 9/15/2032	613,270 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Food – cont'd
$1,375,000	5.63%, due 3/1/2034	$1,346,347 (a)
U.S. Foods, Inc.
540,000	7.25%, due 1/15/2032	561,684 (a)
330,000	5.75%, due 4/15/2033	331,211 (a)
8,819,978
Food Service 0.3%
TKC Holdings, Inc.
830,000	8.50%, due 8/15/2030	849,582 (a)
455,000	12.00%, due 2/15/2031	474,110 (a)
1,323,692
Forest Products & Paper 0.5%
1,310,000	Ahlstrom Holding 3 Oy, 4.88%, due 2/4/2028	1,283,154 (a)
970,000	Magnera Corp., 7.25%, due 11/15/2031	908,196 (a)
2,191,350
Healthcare - Products 0.8%
1,440,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	1,486,800 (a)
2,015,000	Medline Borrower LP, 5.25%, due 10/1/2029	2,005,350 (a)
3,492,150
Healthcare - Services 4.0%
505,000	Acadia Healthcare Co., Inc., 5.00%, due 4/15/2029	494,155 (a)
Centene Corp.
1,545,000	4.63%, due 12/15/2029	1,506,218
750,000	3.38%, due 2/15/2030	696,929
CHS/Community Health Systems, Inc.
95,000	6.00%, due 1/15/2029	94,248 (a)
415,000	6.88%, due 4/15/2029	408,297 (a)
390,000	6.13%, due 4/1/2030	345,756 (a)
600,000	5.25%, due 5/15/2030	566,542 (a)
628,000	10.88%, due 1/15/2032	674,465 (a)
775,000	9.75%, due 1/15/2034	799,343 (a)
2,055,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	2,142,214 (a)
LifePoint Health, Inc.
790,000	10.00%, due 6/1/2032	808,565 (a)
1,870,000	7.00%, due 5/1/2034	1,823,375 (a)
Molina Healthcare, Inc.
940,000	6.50%, due 2/15/2031	956,403 (a)
1,480,000	6.25%, due 1/15/2033	1,478,443 (a)
775,000	Select Medical Corp., 6.25%, due 12/1/2032	752,546 (a)
2,030,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	2,024,580 (a)
2,405,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	2,430,827 (a)
18,002,906
Home Builders 1.5%
400,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	398,346 (a)
880,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	875,634 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Home Builders – cont'd
K Hovnanian Enterprises, Inc.
$820,000	8.00%, due 4/1/2031	$826,847 (a)
350,000	8.38%, due 10/1/2033	351,623 (a)
395,000	LGI Homes, Inc., 7.00%, due 11/15/2032	378,554 (a)
1,515,000	Mattamy Group Corp., 6.00%, due 12/15/2033	1,454,499 (a)
Shea Homes LP/Shea Homes Funding Corp.
670,000	4.75%, due 2/15/2028	662,071
445,000	4.75%, due 4/1/2029	431,061
1,530,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	1,546,342 (a)
6,924,977
Home Furnishings 0.1%
Whirlpool Corp.
190,000	6.13%, due 6/15/2030	186,321
290,000	6.50%, due 6/15/2033	277,751
464,072
Housewares 0.1%
Newell Brands, Inc.
405,000	8.50%, due 6/1/2028	423,211 (a)
160,000	6.63%, due 9/15/2029	159,890
583,101
Insurance 1.5%
Acrisure LLC/Acrisure Finance, Inc.
1,405,000	7.50%, due 11/6/2030	1,426,811 (a)
235,000	6.75%, due 7/1/2032	231,525 (a)
555,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	541,176 (a)
HUB International Ltd.
2,095,000	7.25%, due 6/15/2030	2,167,217 (a)
1,000,000	7.38%, due 1/31/2032	1,024,371 (a)
1,085,000	USI, Inc., 7.50%, due 1/15/2032	1,116,042 (a)
6,507,142
Internet 0.4%
425,000	Rakuten Group, Inc., 9.75%, due 4/15/2029	466,230 (a)
Wayfair LLC
680,000	7.25%, due 10/31/2029	696,845 (a)
575,000	6.75%, due 11/15/2032	581,329 (a)
1,744,404
Investment Companies 0.2%
1,095,000	FS KKR Capital Corp., 3.13%, due 10/12/2028	1,025,818
Iron - Steel 1.1%
920,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	920,554 (a)
Cleveland-Cliffs, Inc.
735,000	6.88%, due 11/1/2029	748,990 (a)
540,000	7.50%, due 9/15/2031	551,441 (a)
610,000	7.00%, due 3/15/2032	609,620 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Iron - Steel – cont'd
Mineral Resources Ltd.
$1,085,000	7.00%, due 4/1/2031	$1,126,195 (a)
550,000	6.00%, due 5/1/2032	545,736 (a)
545,000	6.25%, due 5/1/2034	538,148 (a)
5,040,684
Leisure Time 2.8%
1,465,000	Acushnet Co., 5.63%, due 12/1/2033	1,471,807 (a)
3,685,000	Carnival Corp., 6.13%, due 2/15/2033	3,739,021 (a)
1,185,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	1,217,329 (a)
NCL Corp. Ltd.
610,000	5.88%, due 1/15/2031	593,725 (a)
910,000	6.75%, due 2/1/2032	905,535 (a)
300,000	6.25%, due 9/15/2033	290,349 (a)
2,115,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	2,127,982 (a)
2,190,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	2,195,565 (a)
12,541,313
Lodging 0.3%
675,000	Travel & Leisure Co., 6.13%, due 9/1/2033	668,915 (a)
805,000	Wyndham Hotels & Resorts, Inc., 5.63%, due 3/1/2033	796,595 (a)
1,465,510
Machinery - Construction & Mining 0.9%
1,532,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	1,638,025 (a)
Terex Corp.
885,000	5.00%, due 5/15/2029	878,982 (a)
1,400,000	6.25%, due 10/15/2032	1,422,914 (a)
3,939,921
Machinery - Diversified 0.9%
1,540,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	1,548,786 (a)
975,000	Esab Corp., 5.63%, due 4/1/2031	983,979 (a)
1,405,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	1,371,473 (a)
3,904,238
Media 5.3%
CCO Holdings LLC/CCO Holdings Capital Corp.
1,430,000	5.00%, due 2/1/2028	1,413,215 (a)
1,000,000	6.38%, due 9/1/2029	1,001,740 (a)
895,000	4.75%, due 3/1/2030	848,397 (a)
1,470,000	4.25%, due 2/1/2031	1,335,146 (a)
545,000	7.38%, due 3/1/2031	551,661 (a)
220,000	4.75%, due 2/1/2032	196,995 (a)
1,070,000	4.50%, due 5/1/2032	939,629
950,000	7.00%, due 2/1/2033	936,447 (a)
555,000	4.50%, due 6/1/2033	476,804 (a)
620,000	4.25%, due 1/15/2034	520,028 (a)
480,000	7.38%, due 2/1/2036	470,572 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Media – cont'd
CSC Holdings LLC
$825,000	5.50%, due 4/15/2027	$695,924 (a)
565,000	5.38%, due 2/1/2028	421,815 (a)
745,000	7.50%, due 4/1/2028	394,940 (a)
830,000	11.25%, due 5/15/2028	675,030 (a)
1,275,000	11.75%, due 1/31/2029	913,011 (a)
530,000	6.50%, due 2/1/2029	329,950 (a)
1,135,000	5.75%, due 1/15/2030	402,997 (a)
415,000	4.50%, due 11/15/2031	241,965 (a)
620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	604,537
DISH DBS Corp.
1,270,000	7.38%, due 7/1/2028	1,240,267
890,000	5.75%, due 12/1/2028	874,416 (a)
710,000	5.13%, due 6/1/2029	653,767
EchoStar Corp.
1,555,000	10.75%, due 11/30/2029	1,688,345
984,264	6.75% Cash/6.75% PIK, due 11/30/2030	998,651 (b)
McGraw-Hill Education, Inc.
285,000	8.00%, due 8/1/2029	285,099 (a)
700,000	7.38%, due 9/1/2031	723,261 (a)
555,000	Midcontinent Communications, 8.00%, due 8/15/2032	522,326 (a)
555,000	Nexstar Media, Inc., 6.50%, due 9/15/2033	559,271 (a)
Paramount Global
425,000	7.88%, due 7/30/2030	452,247
575,000	4.95%, due 1/15/2031	542,402
580,000	6.88%, due 4/30/2036	539,546
450,000	4.38%, due 3/15/2043	286,965
395,000	5.85%, due 9/1/2043	289,957
425,000	4.90%, due 8/15/2044	278,706
370,000	Sirius XM Radio LLC, 5.50%, due 7/1/2029	367,331 (a)
23,673,360
Mining 2.7%
1,725,000	Capstone Copper Corp., 6.75%, due 3/31/2033	1,755,500 (a)
1,270,000	Century Aluminum Co., 6.88%, due 8/1/2032	1,314,693 (a)
First Quantum Minerals Ltd.
880,000	8.00%, due 3/1/2033	924,651 (a)
655,000	7.25%, due 2/15/2034	673,416 (a)
450,000	6.38%, due 2/15/2036	442,380 (a)
795,000	Fortescue Treasury Pty. Ltd., 6.13%, due 4/15/2032	821,616 (a)
1,865,000	Kaiser Aluminum Corp., 5.88%, due 3/1/2034	1,867,917 (a)
Novelis Corp.
840,000	4.75%, due 1/30/2030	804,706 (a)
830,000	6.88%, due 1/30/2030	850,929 (a)
1,380,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	1,444,818 (a)
1,315,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	1,376,602 (a)
12,277,228

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Miscellaneous Manufacturer 1.7%
$2,035,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	$2,070,230 (a)
Avient Corp.
1,325,000	7.13%, due 8/1/2030	1,349,486 (a)
480,000	6.25%, due 11/1/2031	486,971 (a)
665,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	682,397 (a)
1,478,125	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,499,551 (a)(b)
1,310,000	Enpro, Inc., 6.13%, due 6/1/2033	1,335,039 (a)
7,423,674
Oil & Gas 4.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
1,135,000	5.88%, due 6/30/2029	1,136,450 (a)
840,000	6.63%, due 10/15/2032	861,980 (a)
285,000	6.63%, due 7/15/2033	292,808 (a)
1,260,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,290,022 (a)
Caturus Energy LLC
1,645,000	8.50%, due 2/15/2030	1,719,970 (a)
540,000	7.13%, due 5/15/2031	541,489 (a)
Crescent Energy Finance LLC
400,000	7.63%, due 4/1/2032	411,871 (a)
610,000	7.38%, due 1/15/2033	624,306 (a)
495,000	8.38%, due 1/15/2034	523,502 (a)
620,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	634,725 (a)
Hilcorp Energy I LP/Hilcorp Finance Co.
460,000	6.25%, due 11/1/2028	462,432 (a)
457,000	5.75%, due 2/1/2029	456,716 (a)
1,030,000	6.00%, due 4/15/2030	1,025,921 (a)
443,000	6.00%, due 2/1/2031	437,816 (a)
305,000	8.38%, due 11/1/2033	326,137 (a)
870,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	884,708 (a)
Matador Resources Co.
885,000	6.50%, due 4/15/2032	903,730 (a)
345,000	6.25%, due 4/15/2033	350,853 (a)
720,000	6.00%, due 4/15/2034	722,736 (a)
520,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	538,925 (a)
Permian Resources Operating LLC
1,155,000	7.00%, due 1/15/2032	1,201,454 (a)
615,000	6.25%, due 2/1/2033	629,688 (a)
555,000	SM Energy Co., 8.63%, due 11/1/2030	587,065 (a)
685,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	675,679 (a)
Transocean International Ltd.
1,265,000	8.25%, due 5/15/2029	1,313,419 (a)
720,000	8.50%, due 5/15/2031	761,381 (a)
825,000	7.88%, due 10/15/2032	884,024 (a)
20,199,807
Oil & Gas Services 1.9%
1,075,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	1,106,129 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Oil & Gas Services – cont'd
Kodiak Gas Services LLC
$95,000	5.88%, due 4/1/2031	$95,690 (a)
1,065,000	6.50%, due 10/1/2033	1,089,391 (a)
845,000	6.75%, due 10/1/2035	877,731 (a)
1,250,000	Star Holding LLC, 8.75%, due 8/1/2031	1,275,416 (a)
USA Compression Partners LP/USA Compression Finance Corp.
1,175,000	7.13%, due 3/15/2029	1,214,285 (a)
845,000	6.25%, due 10/1/2033	852,699 (a)
WBI Operating LLC
1,025,000	6.25%, due 10/15/2030	1,039,258 (a)
840,000	6.50%, due 10/15/2033	849,038 (a)
8,399,637
Packaging & Containers 3.0%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
2,415,000	4.00%, due 9/1/2029	2,260,233 (a)
385,000	6.25%, due 1/30/2031	387,620 (a)
465,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	465,217 (a)
Clydesdale Acquisition Holdings, Inc.
440,000	6.88%, due 1/15/2030	430,189 (a)
330,000	6.75%, due 4/15/2032	310,470 (a)
505,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	504,009 (a)
Mauser Packaging Solutions Holding Co.
1,090,000	7.88%, due 4/15/2030	1,102,170 (a)
2,615,000	9.25%, due 4/15/2030	2,492,254 (a)
Sword Purchaser LLC
1,225,000	8.25%, due 4/15/2033	1,253,369 (a)
765,000	10.50%, due 4/15/2034	778,407 (a)
780,000	Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC, 9.50%, due 5/15/2030	683,516 (a)
935,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	937,788 (a)
Trivium Packaging Finance BV
826,000	8.25%, due 7/15/2030	861,261 (a)
1,045,000	12.25%, due 1/15/2031	1,139,342 (a)
13,605,845
Pharmaceuticals 1.3%
3,083,000	1261229 BC Ltd., 10.00%, due 4/15/2032	3,184,054 (a)
485,000	Adapthealth LLC, 6.13%, due 8/1/2028	484,908 (a)
Bausch Health Cos., Inc.
790,000	5.00%, due 1/30/2028	675,450 (a)
402,000	4.88%, due 6/1/2028	377,611 (a)
355,000	11.00%, due 9/30/2028	369,200 (a)
180,000	5.00%, due 2/15/2029	130,119 (a)
75,000	5.25%, due 1/30/2030	48,826 (a)
325,000	Grifols SA, 4.75%, due 10/15/2028	320,445 (a)
Organon & Co./Organon Foreign Debt Co-Issuer BV
180,000	6.75%, due 5/15/2034	189,782 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Pharmaceuticals – cont'd
$175,000	7.88%, due 5/15/2034	$187,485 (a)
5,967,880
Pipelines 7.1%
1,950,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	1,999,663 (a)
CQP Holdco LP/BIP-V Chinook Holdco LLC
480,000	5.50%, due 6/15/2031	474,150 (a)
710,000	7.50%, due 12/15/2033	754,897 (a)
Energy Transfer LP
315,000	8.00%, due 5/15/2054	333,908 (d)
165,000	7.13%, due 10/1/2054	169,410 (d)
660,000	6.50%, due 2/15/2056	661,779 (d)
555,000	6.75%, due 2/15/2056	558,988 (d)
1,140,000	Excelerate Energy LP, 8.00%, due 5/15/2030	1,208,957 (a)
Genesis Energy LP/Genesis Energy Finance Corp.
1,035,000	8.25%, due 1/15/2029	1,075,736
702,000	7.88%, due 5/15/2032	735,965
565,000	8.00%, due 5/15/2033	594,799
755,000	6.75%, due 3/15/2034	760,450
695,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	712,263 (a)
1,520,000	Golar LNG Ltd., 7.50%, due 10/2/2030	1,557,527 (a)
Howard Midstream Energy Partners LLC
1,695,000	7.38%, due 7/15/2032	1,767,475 (a)
495,000	6.63%, due 1/15/2034	503,561 (a)
435,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	436,472 (a)
NGL Energy Operating LLC/NGL Energy Finance Corp.
1,605,000	8.13%, due 2/15/2029	1,663,707 (a)
305,000	8.38%, due 2/15/2032	320,125 (a)
Rockies Express Pipeline LLC
920,000	6.75%, due 3/15/2033	959,215 (a)
530,000	7.50%, due 7/15/2038	558,478 (a)
745,000	6.88%, due 4/15/2040	752,363 (a)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
660,000	7.38%, due 2/15/2029	679,953 (a)
430,000	6.00%, due 12/31/2030	432,281 (a)
165,000	6.00%, due 9/1/2031	165,904 (a)
885,000	6.75%, due 3/15/2034	904,280 (a)
715,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	720,565 (a)
Venture Global LNG, Inc.
1,035,000	8.13%, due 6/1/2028	1,059,034 (a)
1,110,000	9.50%, due 2/1/2029	1,211,417 (a)
470,000	9.00%, due 9/30/2029	464,850 (a)(d)(e)
760,000	7.00%, due 1/15/2030	781,757 (a)
900,000	8.38%, due 6/1/2031	938,371 (a)
1,030,000	9.88%, due 2/1/2032	1,105,041 (a)
Venture Global Plaquemines LNG LLC
885,000	6.13%, due 12/15/2030	912,681 (a)
742,000	7.50%, due 5/1/2033	822,851 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Pipelines – cont'd
$735,000	6.50%, due 1/15/2034	$769,913 (a)
435,000	6.50%, due 6/15/2034	455,198 (a)
743,000	7.75%, due 5/1/2035	835,662 (a)
740,000	6.75%, due 1/15/2036	786,650 (a)
31,606,296
Real Estate 0.1%
500,000	Greystar Real Estate Partners LLC, 7.75%, due 9/1/2030	520,889 (a)
Real Estate Investment Trusts 3.3%
Blackstone Mortgage Trust, Inc.
345,000	3.75%, due 1/15/2027	339,894 (a)
1,565,000	7.75%, due 12/1/2029	1,660,057 (a)
Brandywine Operating Partnership LP
925,000	8.88%, due 4/12/2029	968,099
115,000	6.13%, due 1/15/2031	107,029
615,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	611,059 (a)
1,270,000	Global Net Lease, Inc., 4.50%, due 9/30/2028	1,239,604 (a)
85,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	88,156 (a)
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
1,055,000	5.88%, due 10/1/2028	1,052,476 (a)
755,000	7.00%, due 2/1/2030	770,804 (a)
845,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	858,676 (a)
RHP Hotel Properties LP/RHP Finance Corp.
880,000	6.50%, due 6/15/2033	906,411 (a)
895,000	5.75%, due 3/15/2034	889,637 (a)
1,530,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	1,445,693 (a)
Starwood Property Trust, Inc.
785,000	5.25%, due 10/15/2028	781,247 (a)
170,000	7.25%, due 4/1/2029	176,164 (a)
1,250,000	6.50%, due 7/1/2030	1,280,683 (a)
780,000	6.50%, due 10/15/2030	802,234 (a)
635,000	XHR LP, 4.88%, due 6/1/2029	623,258 (a)
14,601,181
Retail 3.7%
Advance Auto Parts, Inc.
1,040,000	7.00%, due 8/1/2030	1,072,839 (a)
745,000	7.38%, due 8/1/2033	768,713 (a)
Bath & Body Works, Inc.
725,000	6.88%, due 11/1/2035	715,182
235,000	6.75%, due 7/1/2036	228,537
1,205,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,267,042 (a)
Group 1 Automotive, Inc.
535,000	4.00%, due 8/15/2028	520,884 (a)
590,000	6.38%, due 1/15/2030	599,586 (a)
LCM Investments Holdings II LLC
480,000	4.88%, due 5/1/2029	469,944 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Retail – cont'd
$1,000,000	8.25%, due 8/1/2031	$1,047,575 (a)
995,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	1,036,410 (a)
Michaels Cos., Inc.
1,220,000	8.50%, due 3/15/2033	1,204,811 (a)
775,000	11.00%, due 3/15/2034	747,878 (a)
Nordstrom, Inc.
250,000	4.38%, due 4/1/2030	237,566
515,000	4.25%, due 8/1/2031	474,060
835,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	843,247 (a)
PetSmart LLC/PetSmart Finance Corp.
1,350,000	7.50%, due 9/15/2032	1,367,008 (a)
60,000	10.00%, due 9/15/2033	60,604 (a)
2,120,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,162,486 (a)
380,000	Staples, Inc., 10.75%, due 9/1/2029	363,223 (a)
1,435,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	1,450,997 (a)
16,638,592
Semiconductors 0.3%
1,530,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	1,538,315 (a)
Software 2.3%
695,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	670,420 (a)
Cloud Software Group, Inc.
1,695,000	6.50%, due 3/31/2029	1,650,347 (a)
575,000	9.00%, due 9/30/2029	564,584 (a)
CoreWeave, Inc.
990,000	9.00%, due 2/1/2031	983,723 (a)
1,935,000	9.75%, due 10/1/2031	1,946,204 (a)
Fair Isaac Corp.
820,000	6.00%, due 5/15/2033	808,704 (a)
670,000	6.25%, due 9/15/2034	659,513 (a)
OAK-Eagle Acquireco, Inc.
2,045,000	7.25%, due 7/1/2033	2,107,201 (a)
820,000	8.75%, due 7/1/2034	853,314 (a)
10,244,010
Telecommunications 7.5%
Altice France SA
483,293	9.50%, due 11/1/2029	493,367 (a)
1,086,942	6.88%, due 10/15/2030	1,068,555 (a)
515,000	6.50%, due 10/15/2031	505,294 (a)
245,000	6.50%, due 4/15/2032	240,966 (a)
1,046,971	6.88%, due 7/15/2032	1,029,863 (a)
855,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	846,497 (a)
Bell Telephone Co. of Canada or Bell Canada
380,000	6.88%, due 9/15/2055	389,861 (d)
1,370,000	7.00%, due 9/15/2055	1,421,719 (d)
2,560,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	2,597,345 (a)
785,000	Cipher Compute LLC, 7.13%, due 11/15/2030	813,660 (a)

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Telecommunications – cont'd
$1,515,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	$1,511,219 (a)(f)
Fibercop SpA
764,000	6.38%, due 11/15/2033	763,045 (a)
305,000	6.00%, due 9/30/2034	292,481 (a)
839,000	7.20%, due 7/18/2036	836,902 (a)
Iliad Holding SAS
650,000	7.00%, due 10/15/2028	654,445 (a)
475,000	7.00%, due 4/15/2032	482,246 (a)
Level 3 Financing, Inc.
225,000	3.75%, due 7/15/2029	211,136 (a)
660,000	6.88%, due 6/30/2033	681,141 (a)
1,570,000	7.00%, due 3/31/2034	1,628,446 (a)
840,000	8.50%, due 1/15/2036	899,649 (a)
420,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	403,200 (a)
2,890,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	2,889,342 (a)
2,295,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	2,274,836 (a)(f)
Rogers Communications, Inc.
435,000	7.00%, due 4/15/2055	444,000 (d)
1,515,000	7.13%, due 4/15/2055	1,562,890 (d)
2,355,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	2,310,605 (a)
Telecom Italia Capital SA
325,000	6.38%, due 11/15/2033	341,064
330,000	6.00%, due 9/30/2034	339,377
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
1,010,000	6.50%, due 2/15/2029	992,341 (a)
390,000	8.63%, due 6/15/2032	408,176 (a)
965,000	Uniti Services LLC, 7.50%, due 10/15/2033	1,016,006 (a)
765,000	Vmed O2 U.K. Financing I PLC, 4.75%, due 7/15/2031	661,799 (a)
1,445,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	1,528,374 (a)
Zayo Group Holdings, Inc.
694,704	5.75% Cash/0.50% PIK, due 3/9/2030	695,051 (a)(b)
287,731	7.13% Cash/1.88% PIK, due 9/9/2030	283,703 (a)(b)
33,518,601
Transportation 0.4%
1,785,000	XPO, Inc., 7.13%, due 2/1/2032	1,861,437 (a)
Trucking & Leasing 0.2%
FTAI Aviation Investors LLC
300,000	7.88%, due 12/1/2030	314,993 (a)
670,000	7.00%, due 5/1/2031	693,397 (a)
1,008,390

Total Corporate Bonds (Cost $427,430,212)		432,867,601
Loan Assignments(g) 1.0%
Health Care Providers & Services 0.5%
1,174,100	Aveanna Healthcare LLC, Term Loan B, (1 mo. USD Term SOFR + 3.75%), 7.40%, due 9/17/2032	1,176,155

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Health Care Providers & Services – cont'd
$959,354	National Mentor Holdings, Inc., First Lien Term Loan B, (1 mo. USD Term SOFR + 6.00%), 9.65%, due 12/12/2030	$962,750
		2,138,905
Hotels, Restaurants & Leisure 0.4%
	Catawba Nation Gaming Authority
635,000	Term Loan B, (3 mo. USD Term SOFR), due 3/29/2032	637,464 (h)(i)
1,245,000	Term Loan B, (3 mo. USD Term SOFR + 4.75%), 8.41%, due 3/29/2032	1,249,831
		1,887,295
Machinery 0.1%
628,762	Engineered Machinery Holdings, Inc., Second Lien Term Loan, (3 mo. USD Term SOFR + 6.00%), 9.96%, due 5/21/2029	628,372

Total Loan Assignments (Cost $4,565,911)		4,654,572
Number of Shares
Common Stocks 0.1%
Diversified Telecommunication Services 0.1%
15,890	Luxco Co. Ltd. (Cost $340,495)	323,565 *
Short-Term Investments 2.0%
Investment Companies 2.0%
9,058,019	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(j) (Cost $9,058,019)	9,058,019
Total Investments 99.7% (Cost $441,394,637)		446,903,757
Other Assets Less Liabilities 0.3%		1,282,388
Net Assets 100.0%		$448,186,145

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $390,679,675, which represents 87.2% of net assets of the Fund.

(b)	Payment-in-kind (PIK) security.
(c)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(d)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(e)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.

See Notes to Financial Statements

Schedule of Investments High Income Bond Fund^ (Unaudited)  (cont’d)

(f)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $3,786,055, which represents 0.8% of net assets of the Fund.
(g)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(h)	All or a portion of this security was purchased on a delayed delivery basis.
(i)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(j)	Represents 7-day effective yield as of April 30, 2026.

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$388,204,090	86.6%
Canada	17,690,201	4.0%
France	6,432,942	1.4%
Germany	4,093,010	0.9%
Luxembourg	3,340,639	0.7%
Australia	3,031,695	0.7%
Italy	2,572,869	0.6%
Zambia	2,040,447	0.5%
Netherlands	2,000,603	0.4%
Japan	1,816,702	0.4%
Republic of Cameroon	1,557,527	0.4%
United Kingdom	1,359,066	0.3%
Finland	1,283,154	0.3%
Cayman Islands	1,090,384	0.2%
Denmark	1,011,964	0.2%
Spain	320,445	0.1%
Short-Term Investments and Other Assets—Net	10,340,407	2.3%
	$448,186,145	100.0%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Corporate Bonds#	$—	$432,867,601	$—	$432,867,601
Loan Assignments#	—	4,654,572	—	4,654,572
Common Stocks#	—	323,565	—	323,565
Short-Term Investments	—	9,058,019	—	9,058,019
Total Investments	$—	$446,903,757	$—	$446,903,757

#	The Schedule of Investments provides information on the industry or sector categorization as well as a Positions by Country summary.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
Municipal Notes 99.1%
Alabama 3.4%
$200,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 12/1/2026	$200,854
	Energy Southeast A Cooperative District Revenue
1,000,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,067,548
1,000,000	Series 2025-A, 5.00%, due 11/1/2035	1,050,039
		2,318,441
Arizona 3.1%
500,000	Maricopa County Industrial Development Authority Education Revenue Refunding (Paradise School Project Paragon Management, Inc.), Series 2016, 5.00%, due 7/1/2036	500,203 (a)
200,000	Phoenix Industrial Development Authority Education Revenue (Mayo Clinic), (LOC: Northern Trust Co.), Series 2014-B, 3.25%, due 11/15/2052	200,000 (b)
500,000	Phoenix Industrial Development Authority Education Revenue Refunding (Great Hearts Academies), Series 2016-A, 5.00%, due 7/1/2046	499,983
500,000	Pima County Industrial Development Authority Education Revenue Refunding (American Leadership Academy Project), Series 2015, 5.38%, due 6/15/2035	500,202 (a)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	423,822 (a)
		2,124,210
California 7.7%
500,000	California Community Choice Financing Authority Revenue (Clean Energy Project), Series 2026-B, 5.00%, due 3/1/2036	522,717
65,000	California County Tobacco Securitization Agency Revenue Refunding, Series 2020-B-1, 5.00%, due 6/1/2049	64,469
828,829	California Housing Finance Agency Municipal Certificate, Series 2019-A, 4.25%, due 1/15/2035	859,187
250,000	California Municipal Finance Authority Charter School Lease Revenue (Santa Rosa Academy Project), Series 2015, 5.13%, due 7/1/2035	250,049 (a)
400,000	California Municipal Finance Authority Charter School Revenue (John Adams Academics Project), Series 2019-A, 5.00%, due 10/1/2049	370,277 (a)
500,000	California Municipal Finance Authority Charter School Revenue (Palmdale Aerospace Academy Project), Series 2016, 5.00%, due 7/1/2031	500,355 (a)
400,000	California Municipal Finance Authority Revenue (Baptist University), Series 2015-A, 5.00%, due 11/1/2030	400,294 (a)
245,111	California State Pollution Control Financing Authority Solid Waste Disposal Revenue (Calplant I Green Bond Project), Series 2019, 7.50%, due 12/1/2039	2 (a)(c)
500,000	California State School Finance Authority Charter School Revenue (Downtown College Prep-Obligation Group), Series 2016, 4.75%, due 6/1/2036	300,000 (a)(c)
600,000	California State School Finance Authority Charter School Revenue (Rocketship Education), Series 2016-A, 5.00%, due 6/1/2031	590,243 (a)
400,000	California Statewide Communities Development Authority Revenue Refunding (Lancer Education Student Housing Project), Series 2016-A, 5.00%, due 6/1/2036	400,221 (a)
500,000	Chino Valley Unified School District General Obligation, Series 2020-B, (AG), 3.38%, due 8/1/2050	407,655
500,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2025-A, (BAM), 5.00%, due 7/1/2053	512,932
		5,178,401
Colorado 1.9%
113,000	Crystal Crossing Metropolitan District Refunding General Obligation, Series 2016, 4.50%, due 12/1/2026	113,045

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Colorado – cont'd
$157,000	Platte River Metropolitan District General Obligation Refunding, Series 2023-A, 6.50%, due 8/1/2053	$160,306 (a)
495,000	Pueblo Urban Renewal Authority Tax Increment Revenue (Evraz Project), Series 2021-A, 4.75%, due 12/1/2045	472,170 (a)
500,000	Vail Home Partners Corp. Revenue, Series 2025, 6.00%, due 10/1/2064	512,724 (a)
		1,258,245
Connecticut 0.8%
500,000	Stamford Housing Authority Revenue Refunding (Mozaic Concierge Living Project), Series 2025-A, 6.25%, due 10/1/2060	505,431
District of Columbia 2.9%
1,925,000	Deutsche Bank Spears/Lifers Trust Revenue, (LOC: Deutsche Bank A.G.), Series 2020-DBE-8070, 3.49%, due 8/1/2040	1,925,000 (a)(b)
Florida 4.5%
200,000	Capital Trust Agency Senior Living Revenue (H-Bay Ministries, Inc. Superior Residences-Third Tier), Series 2018-C, 7.50%, due 7/1/2053	7,600 (a)(c)
500,000	Capital Trust Agency Senior Living Revenue (Wonderful Foundations School Project), Series 2020-A-1, 5.00%, due 1/1/2055	428,527 (a)
650,000	Florida Development Finance Corp. Education Facilities Revenue Refunding (Pepin Academies, Inc.), Series 2016-A, 5.00%, due 7/1/2036	646,551
500,000	Lee County Airport Revenue, Series 2024, 5.25%, due 10/1/2054	513,305
935,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.70%, due 5/1/2050	745,130
495,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	468,924 (a)
250,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	247,371
		3,057,408
Georgia 4.7%
300,000	Atlanta Development Authority Revenue (Westside Gulch Area Project), Series 2024-A, 5.50%, due 4/1/2039	306,683 (a)
965,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,036,829
700,000	Municipal Electric Authority of Georgia Revenue (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2023-A, 5.50%, due 7/1/2064	717,845
100,000	Roswell Development Authority Revenue (Wellstar Health System, Inc.), (LOC: Truist Bank), Series 2025-A, 3.45%, due 4/1/2047	100,000 (b)
1,000,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Second Tier), Series 2025-B, 6.25%, due 6/1/2061	1,016,974 (a)
		3,178,331
Hawaii 0.4%
250,000	Hawaii State Department of Budget & Finance Special Purpose Revenue Refunding, Series 2015-A, 5.00%, due 1/1/2035	245,053 (a)
Illinois 6.7%
1,000,000	Chicago O'Hare International Airport Revenue, Series 2026-A, 5.25%, due 1/1/2061	1,035,647
200,000	Chicago O'Hare International Airport Special Facility Revenue (Trips Obligated Group), Series 2018, 5.00%, due 7/1/2048	199,002
400,000	Illinois Finance Authority Charter School Revenue (Intrinsic School-Belmont School Project), Series 2015-A, 5.75%, due 12/1/2035	400,266 (a)

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Illinois – cont'd
$750,000	Illinois Finance Authority Revenue (CenterPoint Joliet Terminal Railroad Project), Series 2010, 4.80%, due 12/1/2043 Putable 7/2/2035	$775,595 (a)
1,675,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Healthcare), (LOC: Barclays Bank PLC), Series 2021-C, 3.40%, due 7/15/2055	1,675,000 (b)
425,000	Illinois Finance Authority Revenue Refunding (Rosalind Franklin University of Medicine & Science), Series 2017-A, 5.00%, due 8/1/2047	410,215
		4,495,725
Indiana 2.0%
650,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	585,460
750,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	778,298
		1,363,758
Iowa 0.1%
100,000	Iowa Finance Authority Revenue, (LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 3.09%, due 1/1/2049	100,000 (b)
Kansas 0.8%
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	507,065 (a)
Kentucky 2.5%
405,000	Kentucky Economic Development Finance Authority Revenue (Senior Next Generation Information Highway Project), Series 2015-A, 4.00%, due 7/1/2029	405,245
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	501,169
900,000	Kentucky Municipal Power Agency Power System Revenue Refunding (Prairie Saint Project), Series 2019-A, 4.00%, due 9/1/2045	807,533
		1,713,947
Louisiana 0.8%
228,953	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (Lafourche Parish Gomesa Project), Series 2019, 3.95%, due 11/1/2043	209,818 (a)
360,000	Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Refunding (Westside Habilitation Center Project), Series 2017-A, 5.75%, due 2/1/2032	357,753 (a)
		567,571
Maine 0.7%
518,652	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	492,719 #(d)(e)
Maryland 0.6%
250,000	Baltimore Special Obligation Revenue Refunding Senior Lien (Harbor Point Project), Series 2019-A, 3.63%, due 6/1/2046	215,344 (a)
200,000	Baltimore Special Obligation Revenue Senior Lien (Harbor Point Project), Series 2022, 5.00%, due 6/1/2051	200,440
		415,784
Massachusetts 0.6%
100,000	Massachusetts Development Finance Agency Revenue (Care Communities LLC Obligated), Series 2025-A-1, 6.50%, due 7/15/2060	99,413 (a)
350,000	Massachusetts State Educational Financing Authority Revenue, Series 2023-C, 5.00%, due 7/1/2053	336,266
		435,679

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Minnesota 0.6%
$500,000	Saint Paul Housing & Redevelopment Authority Charter School Lease Revenue (Academia Cesar Chavez School Project), Series 2015-A, 5.25%, due 7/1/2050	$428,953
Mississippi 2.0%
Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
445,000	Series 2007-B, 3.40%, due 12/1/2030	445,000 (b)
300,000	Series 2010-K, 3.40%, due 11/1/2035	300,000 (b)
300,000	Series 2010-L, 3.40%, due 11/1/2035	300,000 (b)
100,000	Series 2011-C, 3.40%, due 11/1/2035	100,000 (b)
235,000	Mississippi Development Bank Special Obligation (Jackson Co. Gomesa Project), Series 2021, 3.63%, due 11/1/2036	224,768 (a)
1,369,768
Montana 1.0%
1,000,000	Gallatin County Industrial Development Revenue (Bozeman Fiber Project), Series 2021-A, 4.00%, due 10/15/2051	641,330 (a)
Nevada 0.7%
500,000	Director of the State of Nevada Department of Business & Industrial Revenue (Somerset Academy), Series 2015-A, 5.13%, due 12/15/2045	482,649 (a)
New Hampshire 0.9%
750,000	New Hampshire Business Finance Authority Revenue Refunding (Green Bond), Series 2020-B, 3.75%, due 7/1/2045 Putable 7/2/2040	610,354 (a)
New Jersey 4.5%
1,250,000	New Jersey Economic Development Authority Revenue (Repauno Port & Rail Terminal Project), Series 2025, 6.38%, due 1/1/2035	1,311,021 (a)
600,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2025-AA, 5.00%, due 6/15/2055	616,918
1,000,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue Refunding, Series 2024-AA, 5.25%, due 6/15/2041	1,115,267
3,043,206
New York 6.7%
250,000	Build NYC Resource Corp. Revenue (261 Walton Facility LLC - Zeta Charter Schools, Inc. Project), Series 2026-A, 5.50%, due 6/1/2056	242,041 (a)
500,000	Build NYC Resource Corp. Revenue (Riverspring Health Senior Living, Inc. Project), Series 2026-A, 7.00%, due 12/15/2065	496,626 (a)
250,000	Nassau County Industrial Development Agency Revenue Refunding (Cold Spring), (LOC: TD Bank N.A.), Series 1999, 3.15%, due 1/1/2034	250,000 (b)
200,000
New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second
General Resolution Revenue Bonds), (LOC: JP Morgan Chase Bank N.A.), Series 2013-AA-1, 3.40%,
due 6/15/2050
200,000 (b)
125,000	New York General Obligation, (LOC: U.S. Bank N.A.), Series 2014-I-3, 3.45%, due 3/1/2044	125,000 (b)
500,000	New York State Thruway Authority Revenue (Climate Bond), Series 2025-B, 5.00%, due 3/15/2056	513,826
325,000	New York State Transportation Development Corp. Special Facility Revenue (Delta Airlines, Inc.-LaGuardia Airport Terminal C & D Redevelopment), Series 2018, 5.00%, due 1/1/2028	334,995
200,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (American Airlines, Inc., John F. Kennedy International Airport Project), Series 2021, 3.00%, due 8/1/2031	191,780
200,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	216,154 (a)
1,000,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding, Series 2023-238, 5.00%, due 7/15/2036	1,100,948

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$420,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2051	$421,132
420,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2039	421,502
		4,514,004
North Carolina 1.7%
375,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.40%, due 1/15/2048	375,000 (b)
775,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Carolinas Healthcare System), (LOC: JP Morgan Chase Bank N.A.), Series 2007-C, 3.40%, due 1/15/2037	775,000 (b)
		1,150,000
Ohio 3.6%
450,000	Akron Bath Copley Joint Township Hospital District Revenue Refunding (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2035 Pre-Refunded 11/15/2030	473,546
1,250,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	991,401
685,000	Cleveland-Cuyahoga County Port Authority Tax Increment Finance Revenue Refunding (Senior-Flats East Bank Project), Series 2021-A, 4.00%, due 12/1/2055	530,088 (a)
500,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	454,830 (a)
		2,449,865
Oregon 0.8%
130,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 3.30%, due 8/1/2034	130,000 (b)
500,000	Portland General Obligation (Transportation Project), Series 2022-A, 2.25%, due 10/1/2041	385,881
		515,881
Pennsylvania 2.7%
750,000	Pennsylvania Economic Development Financing Authority Revenue (Bridges Finco LP), Series 2015, 5.00%, due 12/31/2038	750,537
500,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Energy Supply LLC), Series 2009-C, 5.25%, due 12/1/2037 Putable 6/1/2027	500,537
400,000	Pennsylvania Economic Development Financing Authority Revenue Refunding (Tapestry Moon Senior Housing Project), Series 2018-A, 6.75%, due 12/1/2053	48,000 (a)(c)
500,000	Philadelphia General Obligation, Series 2025-A, 5.00%, due 8/1/2040	553,289
		1,852,363
Puerto Rico 1.7%
	Puerto Rico Commonwealth General Obligation (Restructured)
74,376	Series 2021-A, 0.00%, due 7/1/2033	53,885
63,784	Series 2021-A1, 5.63%, due 7/1/2027	64,962
62,750	Series 2021-A1, 5.63%, due 7/1/2029	66,046
60,948	Series 2021-A1, 5.75%, due 7/1/2031	65,881
57,794	Series 2021-A1, 4.00%, due 7/1/2033	57,710
51,950	Series 2021-A1, 4.00%, due 7/1/2035	51,468
44,586	Series 2021-A1, 4.00%, due 7/1/2037	43,380
60,620	Series 2021-A1, 4.00%, due 7/1/2041	56,715

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Puerto Rico – cont'd
$813,045	Series 2021-A1, 4.00%, due 7/1/2046	$707,646
		1,167,693
South Carolina 0.8%
500,000	Lancaster County Assessment Revenue Refunding (Walnut Creek Improvement District), Series 2016-A-1, 5.00%, due 12/1/2031	500,378
300,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	33,000 (a)(c)
500,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	500 #(c)
		533,878
Tennessee 2.1%
500,000	Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (Blakeford At Green Hills), Series 2020-A, 4.00%, due 11/1/2045	441,107
1,000,000	Shelby County Health & Educational Facilities Board Revenue (Madrone Memphis Student Housing I LLC), Series 2024-A1, 5.25%, due 6/1/2056	968,779 (a)
		1,409,886
Texas 11.4%
750,000	Anson Educational Facilities Corp. Educational Revenue (Arlington Classics Academy), Series 2016-A, 5.00%, due 8/15/2045	739,050
95,000	Fort Bend County Industrial Development Corp. Revenue (NRG Energy, Inc.), Series 2012-A, 4.75%, due 5/1/2038	95,026
495,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AG), 4.00%, due 9/1/2036	500,716
	Hidalgo County Regional Mobility Authority Toll & Vehicle Registration Junior Lien Revenue Refunding
755,000	Series 2022-B, 4.00%, due 12/1/2039	709,939
1,000,000	Series 2022-B, 4.00%, due 12/1/2040	929,343
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue (Beta Academy), Series 2019-A, 5.00%, due 8/15/2049	455,981 (a)
1,000,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	1,001,623
500,000	New Hope Cultural Education Facilities Finance Corp. Senior Living Revenue (Cardinal Bay, Inc. Village On The Park Carriage), Series 2016-C, 5.50%, due 7/1/2046	326,250 (c)
500,000	New Hope Cultural Education Facilities Finance Corp. Student Housing Revenue (NCCD-College Station Properties LLC), Series 2015-A, 5.00%, due 7/1/2047	475,897 (c)
300,000	Port of Beaumont Navigation District Revenue (Jefferson Gulf Coast Energy Project), Series 2024-A, 5.25%, due 1/1/2054	272,614 (a)
575,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Health Care System Project), (LOC: TD Bank N.A.), Series 2011-C, 3.25%, due 11/15/2050	575,000 (b)
800,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Baylor Scott & White Health Project), (LOC: JP Morgan Chase Bank N.A.), Series 2024-A, 3.30%, due 11/15/2050	800,000 (b)
800,000	Tarrant County Cultural Education Facilities Finance Corp. Revenue Refunding (Methodist Hospitals of Dallas), (LOC: TD Bank N.A.), Series 2008-A, 3.30%, due 10/1/2041	800,000 (b)
		7,681,439
Utah 2.0%
	Utah Infrastructure Agency Telecommunication Revenue
600,000	Series 2019, 4.00%, due 10/15/2036	583,172
1,000,000	Series 2021, 3.00%, due 10/15/2045	757,762
		1,340,934

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Vermont 1.0%
$500,000	Vermont Economic Development Authority Solid Waste Disposal Revenue (Casella Waste System, Inc.), Series 2013, 4.63%, due 4/1/2036 Putable 4/3/2028	$504,772 (a)
165,000	Vermont Student Assistant Corp. Education Loan Revenue, Series 2015-A, 4.13%, due 6/15/2028	165,133
		669,905
Washington 0.8%
500,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	505,437
West Virginia 2.4%
1,500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	1,597,284
Wisconsin 7.5%
300,000	Public Finance Authority Education Revenue (Resh Triangle High School Project), Series 2015-A, 5.38%, due 7/1/2035	300,066 (a)
500,000	Public Finance Authority Hospital Revenue Refunding (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	403,734 (a)
2,000,000	Public Finance Authority Revenue (Georgia Sr. 400 Express Lanes Project), Series 2025, 5.75%, due 12/31/2065	2,044,345
359,235	Public Finance Authority Revenue (Goodwill Industries of Southern Nevada Project), Series 2015-A, 5.50%, due 12/1/2038	355,123
382,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	381,947 (a)
	Public Finance Authority Special Facility Revenue (Sky Harbour Capital LLC Aviation Facility Project)
500,000	Series 2021, 4.00%, due 7/1/2041	468,409
500,000	Series 2021, 4.25%, due 7/1/2054	415,435
200,000	Saint Croix Chippewa Indians of Wisconsin Revenue Refunding, Series 2021, 5.00%, due 9/30/2041	184,735 (a)
500,000	Wisconsin Health & Educational Facilities Authority Revenue (Chiara Housing & Services, Inc. Project), Series 2024, 6.00%, due 7/1/2060	504,373
		5,058,167

Total Municipal Notes (Cost $69,965,394)		66,905,764
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
40,078	TimberHP, Inc. (Cost $0)	0 *#(d)(e)
Total Investments 99.1% (Cost $69,965,394)		66,905,764
Other Assets Less Liabilities 0.9%		619,540
Net Assets 100.0%		$67,525,304

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $21,108,372, which represents 31.3% of net assets of the Fund.

(b)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2026.

(c)	Defaulted security.
(d)	Value determined using significant unobservable inputs.
(e)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $492,719, which represents 0.7% of net assets of the Fund.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

#
This security is subject to restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $493,219, which represents 0.7% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$276,409	$492,719	0.7%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	6/25/2020	483,662	500	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$760,071	$493,219	0.7%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$492,719	$492,719
Other Municipal Notes#	—	66,413,045	—	66,413,045
Total Municipal Notes	—	66,413,045	492,719	66,905,764
Common Stocks#	—	—	—	—
Total Investments	$—	$66,413,045	$492,719	$66,905,764

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization.

See Notes to Financial Statements

Schedule of Investments Municipal High Income Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Municipal Notes(1)	$500	$5	$—	$(31)	$19	$—	$—	$—	$493	$(31)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$500	$5	$—	$(31)	$19	$—	$—	$—	$493	$(31)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$492,719	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	5.0%	5.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At April 30, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
Municipal Notes 100.0%
Alabama 4.9%
$1,000,000	Energy Southeast A Cooperative District Revenue, Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	$1,067,548
565,000	Fort Payne City General Obligation (School Warrants), Series 2018-B, (AG), 5.00%, due 5/1/2027	577,586
1,300,000	Gadsden General Obligation, Series 2025-A, (BAM), 5.00%, due 10/1/2050	1,350,527
750,000	Southeast Energy Authority A Cooperative District Revenue, Series 2025-D, 5.00%, due 9/1/2035	807,614
		3,803,275
Arizona 1.9%
1,000,000	Salt River Project Agricultural Improvement & Power District Revenue, Series 2025-C, 5.25%, due 1/1/2055	1,059,740
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	423,822 (a)
		1,483,562
Arkansas 1.1%
550,000	Benton Washington Regional Public Water Authority Revenue (Green Bond), Series 2022, (BAM), 4.00%, due 10/1/2033	564,663
315,000	Russellville Water & Sewer Revenue, Series 2018, (AG), 4.00%, due 7/1/2028	315,363
		880,026
District of Columbia 1.0%
775,000	District of Columbia Revenue Refunding (Gallaudet University), Series 2021-A, 5.00%, due 4/1/2051	777,875
Florida 3.1%
1,300,000	Miami-Dade County Water & Sewer System Revenue, Series 2025-A, 5.00%, due 10/1/2055	1,341,244
1,000,000	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project), Series 2021, (BAM), 5.00%, due 10/1/2034	1,090,433
		2,431,677
Georgia 5.5%
	Main Street Natural Gas, Inc. Gas Supply Revenue
1,000,000	Series 2023-A, 5.00%, due 6/1/2053 Putable 6/1/2030	1,050,492
625,000	Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	672,409
1,420,000	Series 2025-A, 5.00%, due 6/1/2055 Putable 6/1/2032	1,525,697
1,000,000	Metropolitan Atlanta Rapid Transit Authority Sales Tax Revenue Refunding, Series 2016-B, 5.00%, due 7/1/2035 Pre-Refunded 7/1/2026	1,003,647
		4,252,245
Illinois 4.1%
	Cook County Community Consolidated School District No. 21 General Obligation (Wheeling School Building)
1,000,000	Series 2019-A, (AG), 4.00%, due 12/1/2035	1,008,920
880,000	Series 2020-A, (BAM), 5.00%, due 12/1/2030	927,907
	Illinois State General Obligation
670,000	Series 2016, 4.00%, due 1/1/2031	670,401
600,000	Series 2023-B, 5.00%, due 5/1/2028	624,725
		3,231,953
Indiana 2.5%
500,000	Indiana Finance Authority Revenue (Indiana University Health), Series 2023-A, 5.00%, due 10/1/2053	511,747

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Indiana – cont'd
$400,000	IPS Multi-School Building Corp. Revenue, Series 2024, (ST INTERCEPT), 5.00%, due 7/15/2039	$434,082
1,000,000	Northern Indiana Commuter Transportation District Revenue, Series 2024, 5.00%, due 1/1/2054	1,033,145
		1,978,974
Iowa 1.4%
1,000,000	Des Moines Metropolitan Wastewater Reclamation Authority Revenue, Series 2024-B, 5.00%, due 6/1/2037	1,090,280
Kentucky 5.1%
	Breathitt County School District Finance Corp. Revenue
210,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2027	207,000
835,000	Series 2021, (ST INTERCEPT), 2.00%, due 4/1/2029	795,051
900,000	Daviess County School District Finance Corp. Revenue, Series 2021-A, (ST INTERCEPT), 2.00%, due 12/1/2031	808,803
650,000	Green County School District Finance Corp., Series 2021, (ST INTERCEPT), 2.00%, due 10/1/2026	645,356
500,000	Kentucky Economic Development Finance Authority Revenue Refunding (Owensboro Health), Series 2017-A, 5.00%, due 6/1/2041	501,169
1,000,000	Logan-Todd Regional Water Commission Revenue Refunding, Series 2016-A, (AG), 5.00%, due 7/1/2028	1,003,770
		3,961,149
Louisiana 4.4%
1,000,000	East Baton Rouge Parish School System General Obligation, Series 2025, (BAM), 5.00%, due 3/1/2045	1,055,425
	Natchitoches Parish School District No. 9 General Obligation
505,000	Series 2018, (AG), 5.00%, due 3/1/2027	513,590
755,000	Series 2018, (AG), 5.00%, due 3/1/2028	783,268
1,000,000	Rapides Parish Consolidated School District No. 62 General Obligation, Series 2024, (BAM), 5.00%, due 3/1/2043	1,050,371
		3,402,654
Maine 0.3%
207,461	Maine State Finance Authority Revenue (TimberHP Madison LLC), Series 2025, 8.50%, due 6/1/2035	197,088 #(b)(c)
Michigan 9.5%
1,000,000	Dearborn General Obligation (Sewer), Series 2018, 4.00%, due 4/1/2033	1,019,462
	Detroit General Obligation
500,000	Series 2021-A, 4.00%, due 4/1/2040	495,100
250,000	Series 2023-C, 6.00%, due 5/1/2043	278,235
70,000	Fowlerville Community School District Refunding General Obligation, Series 2022, (Q-SBLF), 4.00%, due 5/1/2033	73,670
	Kent Hospital Finance Authority Revenue (Mary Free Bed Rehabilitation Hospital)
105,000	Series 2021-A, 5.00%, due 4/1/2028	108,660
1,015,000	Series 2021-A, 4.00%, due 4/1/2033	1,039,116
500,000	Livonia Public School District General Obligation, Series 2016, (AG), 5.00%, due 5/1/2028 Pre-Refunded 5/1/2026	500,000
750,000	Michigan State Housing Development Authority Revenue (Non Ace), Series 2016-B, 2.50%, due 12/1/2026	746,478
290,000	Michigan State Housing Development Authority Revenue Refunding, Series 2018-B, 3.15%, due 4/1/2028	290,872
1,000,000	Michigan State Strategic Fund Ltd. Obligation Revenue (Graphic Packaging International LLC-Recycled Board Machine Project), Series 2021, 4.00%, due 10/1/2061 Putable 10/1/2026	1,000,524

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Michigan – cont'd
	Trenton Public School District General Obligation (School Building & Site)
$785,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2036	$811,519
1,025,000	Series 2018-B, (Q-SBLF), 5.00%, due 5/1/2039	1,055,824
		7,419,460
Minnesota 2.6%
	Duluth Economic Development Authority Revenue Refunding (Saint Luke's Hospital of Duluth)
310,000	Series 2022-A, 5.00%, due 6/15/2027	317,095
410,000	Series 2022-A, 5.00%, due 6/15/2028	429,090
	Minnesota Agricultural & Economic Development Board Revenue (HealthPartners Obligated Group)
250,000	Series 2024, 5.00%, due 1/1/2036	277,322
1,000,000	Series 2024, 5.25%, due 1/1/2054	1,030,044
		2,053,551
Mississippi 1.0%
730,000	Gulfport Revenue (Memorial Hospital At Gulfport), Series 2025, 5.00%, due 7/1/2032	790,101
Missouri 3.4%
1,000,000	Bi-State Development Agency of the Missouri-Illinois Metropolitan District Revenue Refunding (Combined Lien Mass Transit Sales Tax Appropriation), Series 2019, 4.00%, due 10/1/2036	1,016,725
	Saint Louis School District General Obligation
510,000	Series 2023, (AG), 5.00%, due 4/1/2035	561,319
1,000,000	Series 2023, (AG), 5.00%, due 4/1/2039	1,080,864
		2,658,908
New Hampshire 1.7%
	New Hampshire Business Finance Authority Revenue (Pennichuck Water Works, Inc.)
250,000	Series 2024-A, 5.50%, due 4/1/2043	262,739
300,000	Series 2024-A, 5.38%, due 4/1/2049	302,478
325,000	Series 2024-A, 5.50%, due 4/1/2054	322,360
400,000	Series 2024-A, 5.63%, due 4/1/2059	400,822
		1,288,399
New Jersey 1.2%
700,000	New Jersey Health Care Facilities Financing Authority Revenue Refunding (Barnabas Health Obligated Group), Series 2026, 5.25%, due 7/1/2037	826,128 (d)
100,000	New Jersey State Transportation Trust Fund Authority Revenue Refunding, Series 2021-A, 5.00%, due 6/15/2031	110,312
		936,440
New Mexico 1.4%
1,000,000	New Mexico Municipal Energy Acquisition Authority Revenue Refunding, Series 2025, 5.00%, due 6/1/2054 Putable 11/1/2030	1,062,945
New York 8.1%
250,000	Buffalo Sewer Authority Environmental Impact Revenue (Green Bond), Series 2021, 1.75%, due 6/15/2049	191,089 (e)
200,000	Build NYC Resource Corp. Revenue (New Dawn Charter School Project), Series 2019, 5.75%, due 2/1/2049	199,169 (a)
300,000	Metropolitan Transportation Authority Revenue Refunding, (LOC: Barclays Bank PLC), Series 2012-G-1, 3.45%, due 11/1/2032	300,000 (f)

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$150,000	Nassau County Local Economic Assistance Corp. Revenue Refunding (Catholic Health Services of Long Island Obligated Group Project), Series 2014, 5.00%, due 7/1/2027	$150,729
1,090,000	New York City Housing Development Corp. Multi-Family Housing Revenue (Sustainable Development Bonds), Series 2021-F-1, (FHA), 1.25%, due 5/1/2029	1,007,967
	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds)
1,070,000	Series 2023-DD, 5.25%, due 6/15/2047	1,139,690
1,250,000	Series 2024-BB, 5.25%, due 6/15/2054	1,309,904
900,000	New York City Transitional Finance Authority Revenue (Future Tax Secured), (LOC: JP Morgan Chase Bank N.A.), Series 2012-C-4, 3.40%, due 11/1/2036	900,000 (f)
1,000,000	New York State Dormitory Authority Revenue (Financing Program), Series 2023-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2036	1,093,727
		6,292,275
North Carolina 2.2%
800,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.40%, due 1/15/2048	800,000 (f)
240,000	Charlotte-Mecklenburg Hospital Authority Revenue (Carolinas Healthcare System), (LOC: TD Bank N.A.), Series 2007-E, (AG), 3.35%, due 1/15/2044	240,000 (f)
500,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Carolinas Healthcare System), (LOC: JP Morgan Chase Bank N.A.), Series 2007-C, 3.40%, due 1/15/2037	500,000 (f)
175,000	Scotland County Revenue, Series 2018, 5.00%, due 12/1/2026	176,988
		1,716,988
Ohio 1.4%
520,000	Akron Bath Copley Joint Township Hospital District (Summa Health Systems Obligation), Series 2020, 4.00%, due 11/15/2036 Pre-Refunded 11/15/2030	547,209
400,000	Cuyahoga Metropolitan Housing Authority Revenue, Series 2021, (2045 Initiative Project), (HUD), 2.00%, due 12/1/2031	355,378
250,000	Ohio State Air Quality Development Authority Exempt Facilities Revenue (AMG Vanadium LLC), Series 2019, 5.00%, due 7/1/2049	227,415 (a)
		1,130,002
Oklahoma 3.8%
770,000	Johnston County Educational Facility Authority Lease Revenue (Tishomingo Public School Project), Series 2022, 4.00%, due 9/1/2030	791,430
650,000	Lincoln County Education Facility Authority Education Facilities Lease Revenue (Stroud Public School Project), Series 2016, 5.00%, due 9/1/2027	653,874
395,000	Oklahoma County Finance Authority Revenue (Choctaw-Nicoma Park Public Schools Project), Series 2023, 5.00%, due 9/1/2032	434,133
1,000,000	Oklahoma County Finance Authority Revenue (Midwest City-Del Public Schools Project), Series 2024, (BAM), 5.00%, due 10/1/2044	1,056,950
		2,936,387
Pennsylvania 5.7%
	Pennsylvania Housing Finance Agency Revenue
395,000	Series 2025-148A, 3.30%, due 10/1/2030	394,520
1,065,000	Series 2025-148A, 3.45%, due 10/1/2031	1,070,263
1,250,000	Philadelphia Authority for Industrial Development Revenue (Rebuilt Project), Series 2025-A, 5.00%, due 12/1/2042	1,368,383

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Pennsylvania – cont'd
$1,500,000	Redevelopment Authority of the City of Philadelphia Revenue Refunding, Series 2025-A, 5.00%, due 4/15/2030	$1,619,685
		4,452,851
South Carolina 2.7%
1,000,000	Newberry Investing in Children's Education Revenue Refunding, Series 2025, 5.00%, due 12/1/2029	1,077,936
150,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (AMT-Green Bond-Last Step Recycling LLC Project), Series 2021-A, 6.50%, due 6/1/2051	16,500 (a)(g)
175,000	South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project), Series 2018-A, 7.00%, due 11/1/2038	175 #(g)
1,000,000	South Carolina State Housing Finance & Development Authority Revenue (573 Meeting Street Project), Series 2024, (HUD), 3.00%, due 4/1/2043 Putable 4/1/2027	999,998
		2,094,609
Tennessee 1.6%
1,000,000	Tennessee Energy Acquisition Corp. Revenue Refunding (Gas Project), Series 2023-A-1, 5.00%, due 5/1/2053 Putable 5/1/2028	1,029,272
235,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019, 3.25%, due 7/1/2032	233,622
		1,262,894
Texas 12.3%
1,210,000	Anna Independent School District General Obligation, Series 2023, (PSF-GTD), 4.13%, due 2/15/2053	1,115,889
1,000,000	Dallas Independent School District General Obligation, Series 2025-C, (PSF-GTD), 5.00%, due 2/15/2034	1,137,400
500,000	El Paso TX Water & Sewer Revenue Refunding, Series 2025, 5.00%, due 3/1/2032	554,502
1,000,000	EP Tuscany Zaragosa PFC Revenue (Home Essential Function Housing Program), Series 2023, 4.00%, due 12/1/2033	1,000,577
625,000	Hidalgo County Regional Mobility Authority Revenue Toll & Vehicle Registration Junior Lien Refunding, Series 2022-B, 4.00%, due 12/1/2038	593,946
	Texas Water Development Board Revenue (State Water Implementation Revenue Fund for Texas)
795,000	Series 2020, 4.00%, due 10/15/2031	831,843
1,000,000	Series 2022, 5.00%, due 10/15/2047	1,042,789
1,250,000	Series 2023-A, 5.00%, due 10/15/2058	1,285,709
1,015,000	Weslaco General Obligation Refunding, Series 2017, (AG), 5.00%, due 8/15/2027	1,040,534
1,000,000	Ysleta Independent School District General Obligation (School Building), Series 2017-B, (PSF-GTD), 5.00%, due 8/15/2041	1,002,380
		9,605,569
Utah 0.6%
410,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2024, 5.25%, due 10/15/2039	436,866
Washington 2.0%
1,000,000	Discovery Clean Water Alliance Sewer Revenue, Series 2022, 5.00%, due 12/1/2037	1,089,444
456,060	Washington State Housing Finance Commission, Series 2021-A-1, 3.50%, due 12/20/2035	439,992
		1,529,436
West Virginia 3.5%
500,000	West Virginia Hospital Finance Authority Revenue (Improvement West Virginia University Health System Obligated Group), Series 2018-A, 5.00%, due 6/1/2052	502,493
500,000	West Virginia Hospital Finance Authority Revenue (Vandalia Health Group), Series 2023-B, 6.00%, due 9/1/2053	532,428

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
West Virginia – cont'd
$700,000	West Virginia Hospital Finance Authority Revenue (West Virginia University Health Systems), Series 2017-A, 5.00%, due 6/1/2035	$711,854
990,000	West Virginia Water Development Authority Revenue Refunding (Loan Program), Series 2018-A-IV, 5.00%, due 11/1/2036	1,012,660
		2,759,435

Total Municipal Notes (Cost $78,886,762)		77,917,874
Number of Shares
Common Stocks 0.0%‡
Materials 0.0%‡
16,031	TimberHP, Inc. (Cost $0)	0 *#(b)(c)
Total Investments 100.0% (Cost $78,886,762)		77,917,874
Liabilities Less Other Assets (0.0)%‡		(20,274)
Net Assets 100.0%		$77,897,600

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $866,906, which represents 1.1% of net assets of the Fund.

(b)	Value determined using significant unobservable inputs.
(c)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $197,088, which represents 0.3% of net assets of the Fund.

(d)	All or a portion of this security was purchased on a delayed delivery basis.
(e)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(f)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2026.

(g)	Defaulted security.
#  This security is subject to restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $197,263, which represents 0.3% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
Maine State Finance Authority Revenue (TimberHP Madison LLC)	6/20/2025-12/3/2025	$110,564	$197,088	0.3%
South Carolina Jobs Economic Development Authority Solid Waste Disposal Revenue (Green Bond-Jasper Pellets LLC Project)	12/4/2018	171,429	175	0.0%
TimberHP, Inc.	6/23/2025	—	—	0.0%
Total		$281,993	$197,263	0.3%
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
Municipal Notes
Maine	$—	$—	$197,088	$197,088
Other Municipal Notes#	—	77,720,786	—	77,720,786
Total Municipal Notes	—	77,720,786	197,088	77,917,874
Common Stocks#	—	—	—	—
Total Investments	$—	$77,720,786	$197,088	$77,917,874

#	The Schedule of Investments provides information on the state/territory or industry categorization.

See Notes to Financial Statements

Schedule of Investments Municipal Impact Fund^ (Unaudited)  (cont’d)

(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Municipal Notes(1)	$200	$2	$—	$(12)	$7	$—	$—	$—	$197	$(12)
Common Stocks(2)	—	—	—	—	—	—	—	—	—	—
Total	$200	$2	$—	$(12)	$7	$—	$—	$—	$197	$(12)
(1) Quantitative Information about Level 3 Fair Value Measurements:

Investment type	Fair value at 4/30/2026	Valuation approach	Significant unobservable input(s)	Input value/ range	Weighted average(a)	Impact to valuation from increase in input(b)
Municipal Notes	$197,088	Market Approach	Discount rate	8.3%	8.3%	Decrease
		Income Approach	Liquidity Discount	5.0%	5.0%	Decrease
(a) The weighted averages disclosed in the table above were weighted by relative fair value.
(b) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase or decrease in the corresponding input. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

(2) At April 30, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)

April 30, 2026

Principal Amount		Value
Municipal Notes 100.5%
Alabama 4.4%
$330,000	Black Belt Energy Gas District (Alabama Gas Prepay Gas Supply Revenue Project No. 7), Series 2021-C-1, 4.00%, due 10/1/2052 Putable 12/1/2026	$331,543
	Black Belt Energy Gas District Revenue
135,000	Series 2024-B, 5.00%, due 10/1/2055 Putable 9/1/2032	141,319
2,000,000	Series 2024-D, 5.00%, due 3/1/2055 Putable 11/1/2034	2,130,338
	Energy Southeast A Cooperative District Revenue
1,380,000	Series 2024-B, 5.25%, due 7/1/2054 Putable 6/1/2032	1,473,216
25,000	Series 2025-A, 5.00%, due 11/1/2035	26,251
1,000,000	Southeast Alabama Gas Supply District Revenue Refunding, Series 2024, 5.00%, due 6/1/2049 Putable 5/1/2032	1,052,461
	Southeast Energy Authority A Cooperative District Revenue
2,135,000	Series 2025-E, 5.00%, due 10/1/2030	2,281,672
1,240,000	Series 2025-H, 5.00%, due 11/1/2035	1,315,925
		8,752,725
Arizona 1.1%
1,775,000	Phoenix Industrial Development Authority Education Revenue (Mayo Clinic), (LOC: Northern Trust Co.), Series 2014-B, 3.25%, due 11/15/2052	1,775,000 (a)
500,000	Sierra Vista Industrial Development Authority Revenue (American Leadership Academy Project), Series 2024, 5.00%, due 6/15/2059	423,822 (b)
		2,198,822
Arkansas 0.7%
700,000	Mountain Home Arkansas Sales & Use Tax Revenue, Series 2021-B, 2.00%, due 9/1/2038	530,903
800,000	Searcy City Sales & Use Tax Revenue, Series 2024, 5.00%, due 11/1/2029	852,517
		1,383,420
California 1.7%
25,000	Bay Area Toll Authority Toll Bridge Revenue Refunding, Series 2026-F-1, 5.00%, due 4/1/2043	29,701
1,306,052	California Housing Finance Agency Municipal Certificate, Series 2019-2, 4.00%, due 3/20/2033	1,334,756
300,000	California Municipal Finance Authority Revenue (Northbay Healthcare Group), Series 2017-A, 5.25%, due 11/1/2036	301,256
25,000	California Statewide Communities Development Authority Revenue (Kaiser Permanente), Series 2004-MR, 5.00%, due 4/1/2038 Putable 11/1/2029	26,956
535,000	Contra Costa County Redevelopment Agency Successor Agency Tax Allocation Refunding, Series 2017-A, (BAM), 5.00%, due 8/1/2032	549,994
	Fresno Joint Power Financing Authority Lease Revenue Refunding (Master Lease Project)
115,000	Series 2017-A, (AG), 5.00%, due 4/1/2027	117,652
280,000	Series 2017-A, (AG), 5.00%, due 4/1/2032	285,845
760,000	Los Angeles Department of Water & Power Revenue Refunding, Series 2024-C, 5.00%, due 7/1/2037	833,768
		3,479,928
Colorado 0.6%
270,000	Colorado State Certificate of Participation (Health Sciences Facilities), Series 2024-A, 5.00%, due 11/1/2053	280,203
360,000	Denver City & County School District No. 1 General Obligation, Series 2025-A, (ST AID WITHHLDG), 5.25%, due 12/1/2041	409,589

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Colorado – cont'd
$240,000	Denver Health & Hospital Authority Healthcare Revenue Refunding, Series 2019-A, 4.00%, due 12/1/2037	$229,331
250,000	Westminster Public Schools Certificate of Participation, Series 2019, (AG), 5.00%, due 12/1/2030	263,872
		1,182,995
Connecticut 0.9%
1,045,000	Connecticut State Special Tax Revenue, Series 2024-A-2, 5.00%, due 7/1/2038	1,175,890
600,000	Connecticut State Special Tax Revenue Refunding, Series 2024-B, 5.00%, due 7/1/2029	643,608
		1,819,498
District of Columbia 1.3%
1,650,000	District of Columbia General Obligation, Series 2019-A, 5.00%, due 10/15/2036	1,734,450
785,000	Washington Convention & Sports Authority Revenue, Series 2021-A, 5.00%, due 10/1/2027	811,637
		2,546,087
Florida 2.4%
175,000	City Of South Miami Health Facilities Authority, Inc. Revenue Refunding (Baptist Health South Florida Obligated Group), Series 2017, 5.00%, due 8/15/2029	179,862
270,000	Cityplace Community Development District Special Assessment Revenue Refunding, Series 2012, 5.00%, due 5/1/2026	270,000
	Florida Development Finance Corp. Revenue (Tampa General Hospital Project)
75,000	Series 2024-A, 5.00%, due 8/1/2028	78,471
35,000	Series 2024-A, 5.00%, due 8/1/2029	37,252
500,000	Miami Beach Health Facilities Authority Revenue Refunding (Mount Sinai Medical Center of Florida), Series 2026-A, 5.00%, due 11/15/2035	561,064 (c)
	Palm Beach County Health Facilities Authority Revenue (Baptist Health South Florida Obligated Group)
40,000	Series 2019, 5.00%, due 8/15/2031	42,515
50,000	Series 2019, 5.00%, due 8/15/2034	52,754
10,000	Series 2019, 5.00%, due 8/15/2036	10,491
1,000,000	Palm Beach County Health Facilities Authority Revenue (Lifespace Communities, Inc.), Series 2026-B, 5.63%, due 5/15/2061	1,005,091
295,000	Village Community Development District No. 13 Special Assessment Revenue, Series 2019, 3.00%, due 5/1/2029	291,109
495,000	Village Community Development District No. 15 Special Assessment Revenue, Series 2024, 4.80%, due 5/1/2055	468,924 (b)
550,000	Village Community Development District No. 16 Special Assessment Revenue, Series 2025, 5.13%, due 5/1/2056	544,216
	Wildwood Utility Dependent District Revenue (Senior-South Sumter Utilities Project)
350,000	Series 2021, (BAM), 5.00%, due 10/1/2034	381,651
300,000	Series 2021, (BAM), 5.00%, due 10/1/2035	325,672
250,000	Series 2021, (BAM), 5.00%, due 10/1/2036	270,168
300,000	Series 2021, (BAM), 5.00%, due 10/1/2037	322,882
		4,842,122
Georgia 5.4%
75,000	Cartersville Water & Sewer Revenue, Series 2026, 5.00%, due 6/1/2049	79,416
1,450,000	Georgia State Revenue Refunding, Series 2023-C, 5.00%, due 1/1/2033	1,652,141
5,065,000	Main Street Natural Gas, Inc. Gas Supply Revenue, Series 2024-B, 5.00%, due 12/1/2054 Putable 3/1/2032	5,449,205

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Georgia – cont'd
$2,500,000	Monroe County Development Authority PCR Revenue (Georgia Power Co. Plant-Scherer Project), Series 2009, 1.00%, due 7/1/2049 Putable 8/21/2026	$2,482,226
345,000	Municipal Electric Authority of Georgia (Plant Vogtle Units 3 & 4 Project M Bonds), Series 2019-A, 5.00%, due 1/1/2032	359,073
600,000	Roswell Development Authority Revenue (Wellstar Health System, Inc.), (LOC: Truist Bank), Series 2025-A, 3.45%, due 4/1/2047	600,000 (a)
150,000	Savannah Georgia Convention Center Authority Revenue (Convention Center Hotel-Third Tier), Series 2025-C, (AG), 5.00%, due 6/1/2058	152,028
		10,774,089
Illinois 12.2%
170,000	Bureau County Township High School District No. 502 General Obligation, Series 2017-A, (BAM), 5.00%, due 12/1/2033 Pre-Refunded 12/1/2027	176,193
4,500,000	Chicago O'Hare International Airport Revenue, Series 2026-A, 5.25%, due 1/1/2061	4,660,411
3,340,000	Cook County Sales Tax Revenue Refunding, Series 2021-A, 5.00%, due 11/15/2031	3,624,283
735,000	Illinois Finance Authority Revenue (Government Program-Brookfield Lagrange Park School District No. 95 Project), Series 2018, 4.00%, due 12/1/2038	736,051
	Illinois Finance Authority Revenue (Government Program-E Prairie School District No. 73 Project)
965,000	Series 2018, (BAM), 5.00%, due 12/1/2029	1,000,137
35,000	Series 2018, (BAM), 4.00%, due 12/1/2042	35,037
50,000	Illinois Finance Authority Revenue Refunding (Carle Foundation), Series 2021-A, 5.00%, due 8/15/2033	54,288
2,100,000	Illinois Finance Authority Revenue Refunding (Northwestern Memorial Healthcare), (LOC: Barclays Bank PLC), Series 2021-C, 3.40%, due 7/15/2055	2,100,000 (a)
900,000	Illinois State Finance Authority Revenue (Downers Grove Community High School District No. 99 Project), Series 2019, 4.00%, due 12/15/2030	920,864
	Illinois State General Obligation
3,605,000	Series 2017-D, 5.00%, due 11/1/2027	3,717,744
2,815,000	Series 2017-D, 5.00%, due 11/1/2028	2,902,052
800,000	Series 2020, 5.75%, due 5/1/2045	844,009
400,000	Series 2025-E, 5.00%, due 9/1/2045	414,353
	Peoria School District No. 150 General Obligation Refunding
395,000	Series 2020-A, (AG), 4.00%, due 12/1/2026	397,680
1,795,000	Series 2020-A, (AG), 4.00%, due 12/1/2027	1,807,120
975,000	Series 2020-A, (AG), 4.00%, due 12/1/2028	982,632
		24,372,854
Indiana 1.3%
650,000	Fairfield School Building Corp. Revenue, Series 2021, (ST INTERCEPT), 3.00%, due 7/15/2028	648,193
500,000	Indiana State Finance Authority Revenue Refunding (Greencroft Obligation Group), Series 2021-A, 4.00%, due 11/15/2043	450,354
515,000	Indiana State Municipal Power Agency Revenue Refunding, Series 2016-C, 5.00%, due 1/1/2027	516,810
1,000,000	Indianapolis Local Public Improvement Bond Bank Revenue (Convention Center Hotel), Series 2023-E, 6.00%, due 3/1/2053	1,037,730
		2,653,087
Iowa 1.0%
	Iowa Finance Authority Revenue
200,000	(LOC: TD Bank N.A.), Series 2019-E, (FHLMC), (FNMA), (GNMA), 3.09%, due 1/1/2049	200,000 (a)
750,000	(LOC: TD Bank N.A.), Series 2020-E, (FHLMC), (FNMA), (GNMA), 3.09%, due 7/1/2049	750,000 (a)

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Iowa – cont'd
$1,050,000	Iowa Higher Education Loan Authority Revenue (Private College Des Moines University Project), Series 2020, 5.00%, due 10/1/2027	$1,074,911
		2,024,911
Kansas 1.2%
200,000	Finney General Obligation, Series 2026-A, (BAM), 5.25%, due 10/1/2046	216,832
500,000	Garden City Revenue (Sports Of The World Bond Project), Series 2025, 5.38%, due 6/1/2039	507,066 (b)
600,000	Wichita Sales Tax Special Obligation Revenue (K-96 Greenwich Star Bond Project), Series 2026-A, 4.13%, due 9/1/2033	599,224 (b)(c)
1,085,000	Wichita Sales Tax Special Obligation Revenue (River District Stadium Star Bond Project), Series 2018, 5.00%, due 9/1/2027	1,116,755
		2,439,877
Kentucky 1.3%
1,550,000	Kentucky Public Energy Authority Revenue, Series 2024-A, 5.00%, due 5/1/2055 Putable 7/1/2030	1,626,811
	Kentucky State Property & Building Commission Revenue (Project No.128)
785,000	Series 2023-A, 5.00%, due 11/1/2035	881,317
120,000	Series 2023-A, 5.50%, due 11/1/2043	134,343
		2,642,471
Louisiana 1.2%
	Louisiana Stadium & Exposition District Revenue Refunding
50,000	Series 2023-A, 5.00%, due 7/1/2037	54,605
1,600,000	Series 2023-A, 5.00%, due 7/1/2048	1,640,717
750,000	Saint John the Baptist Parish LA Revenue Refunding (Marathon Oil Corp. Project), Subseries 2017-B-2, 2.38%, due 6/1/2037 Putable 7/1/2026	749,251
		2,444,573
Maryland 1.8%
240,000	Maryland Health & Higher Educational Facilities Authority Revenue Refunding (Medstar Health), Series 2026-C, 5.00%, due 8/15/2041	262,075
1,725,000	Maryland State Housing & Community Development Administration Department Revenue Refunding, Series 2020-D, 1.95%, due 9/1/2035	1,448,482
1,840,000	Montgomery County General Obligation, Series 2019-A, 5.00%, due 11/1/2029	1,990,813
		3,701,370
Massachusetts 2.3%
1,770,000	Commonwealth of Massachusetts General Obligation, Series 2024-A, 5.00%, due 1/1/2035	2,014,577
1,340,000	Commonwealth of Massachusetts Transportation Fund Revenue (Rail Enhancement Program), Series 2022-B, 5.00%, due 6/1/2052	1,377,365
1,160,000	Massachusetts Bay Transportation Authority Sales Tax Revenue, Series 2023-A-1, 5.00%, due 7/1/2040	1,283,071
		4,675,013
Michigan 2.1%
2,800,000	Eastern Michigan University Revenue, (LOC: Barclays Bank PLC), Series 2025-B, 3.45%, due 3/1/2052	2,800,000 (a)
	Walled Lake Consolidated School District
690,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2032	744,013
675,000	Series 2020, (Q-SBLF), 5.00%, due 5/1/2033	726,129
		4,270,142

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Minnesota 0.5%
$540,000	Minnesota State General Obligation Refunding, Series 2023-D, 5.00%, due 8/1/2031	$601,582
400,000	Saint Paul Housing & Redevelopment Authority Health Care Revenue Refunding (Fairview Health Services Obligated Group), Series 2017-A, 4.00%, due 11/15/2043	367,909
		969,491
Mississippi 2.6%
	Mississippi Business Finance Corp. Revenue (Chevron USA, Inc. Project)
200,000	Series 2009-B, 3.40%, due 12/1/2030	200,000 (a)
3,200,000	Series 2010-G, 3.40%, due 11/1/2035	3,200,000 (a)
1,500,000	Series 2010-L, 3.40%, due 11/1/2035	1,500,000 (a)
325,000	Mississippi State General Obligation Refunding, Series 2015-C, 5.00%, due 10/1/2026	326,777
		5,226,777
Missouri 0.5%
800,000	Missouri State Health & Educational Facilities Authority Revenue (Mercy Health), Series 2023, 5.50%, due 12/1/2040	896,662
	Missouri State Housing Development Commission Single Family Mortgage Revenue (Non-AMT Special Homeownership Loan Program)
30,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 3.80%, due 11/1/2034	30,001
20,000	Series 2014-A, (FHLMC), (FNMA), (GNMA), 4.00%, due 11/1/2039	20,000
		946,663
Nebraska 1.3%
2,520,000	Central Plains Energy Project Revenue Refunding, Series 2023-A, 5.00%, due 5/1/2054 Putable 11/1/2029	2,651,412
New Jersey 3.1%
1,500,000	New Jersey Health Care Facilities Financing Authority Contract Revenue Refunding (Hospital Asset Transportation Program), Series 2017, 5.00%, due 10/1/2028	1,562,762
1,130,000	New Jersey Health Care Facilities Financing Authority Revenue (Inspira Health Obligated Group), Series 2017-A, 5.00%, due 7/1/2029	1,157,146
600,000	New Jersey State Transportation Trust Fund Authority, Series 2019-BB, 5.00%, due 6/15/2029	634,442
1,270,000	New Jersey State Transportation Trust Fund Authority Transportation Program Revenue, Series 2024-CC, 5.00%, due 6/15/2031	1,401,594
565,000	New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding, Series 2019-A, 5.00%, due 12/15/2028	598,425
750,000	Newark General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 10/1/2027	773,891
		6,128,260
New York 22.8%
410,000	Broome County Local Development Corp. Revenue (Good Shepherd Village at Endwell, Inc. Project), Series 2021, 4.00%, due 7/1/2047	353,731
100,000	Dutchess County Local Development Corp. Revenue Refunding (Culinary Institute of America Project), Series 2021, 4.00%, due 7/1/2036	100,344
285,000	Empire State Development Corp. Revenue, Series 2024-A, 5.00%, due 3/15/2038	321,066
825,000	Monroe County General Obligation (Public Improvement), Series 2019-A, (BAM), 4.00%, due 6/1/2028	825,931
500,000	New Paltz Central School District General Obligation, Series 2019, (ST AID WITHHLDG), 4.00%, due 2/15/2029	505,563
	New York City Housing Development Corp. Revenue
500,000	(LOC: TD Bank N.A.), Series 2020-I-3, 3.12%, due 11/1/2060	500,000 (a)
2,375,000	Series 2020-C, (FNMA), (HUD), 2.15%, due 8/1/2035	2,026,180

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
New York – cont'd
$5,255,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue (Second General Resolution Revenue Bonds), Series 2026-BB, 5.00%, due 6/15/2056	$5,430,959
500,000	New York City Municipal Water Finance Authority Water & Sewer System Revenue Refunding (Second General Resolution Revenue Bonds), Series 2023-DD, 5.25%, due 6/15/2047	532,565
	New York City Transitional Finance Authority Revenue (Future Tax Secured)
3,730,000	Series 2016-A-1, 5.00%, due 5/1/2040	3,734,682
700,000	Series 2024-C, 5.00%, due 5/1/2041	766,849
1,525,000	Series 2024-C, 5.00%, due 5/1/2045	1,622,815
500,000	Series 2025-E, 5.00%, due 11/1/2036	564,989
1,830,000	Subseries 2016-A-1, 4.00%, due 5/1/2031	1,831,202
345,000	New York City Transitional Finance Authority Revenue Refunding (Future Tax Secured), Series 2025-F-1, 5.00%, due 11/1/2038	386,121
	New York City Trust for Cultural Resource Revenue Refunding (Carnegie Hall)
160,000	Series 2019, 5.00%, due 12/1/2037	168,827
265,000	Series 2019, 5.00%, due 12/1/2038	278,979
255,000	Series 2019, 5.00%, due 12/1/2039	268,071
	New York General Obligation
1,475,000	(LOC: U.S. Bank N.A.), Series 2014-I-3, 3.45%, due 3/1/2044	1,475,000 (a)
90,000	Series 2018 E-1, 5.00%, due 3/1/2031	93,517
1,900,000	Series 2024-C1, 5.00%, due 9/1/2047	1,971,244
250,000	Subseries 2018-F-1, 5.00%, due 4/1/2034	258,902
2,975,000	New York General Obligation Refunding, Series 2011-D-3A, 5.00%, due 10/1/2038	3,329,088
50,000	New York Liberty Development Corp. Revenue Refunding Green Bonds (4 World Trade Center Project), Series 2021-A, 2.50%, due 11/15/2036	42,946
3,485,000	New York State Dormitory Authority Revenue, Series 2026, 4.13%, due 8/15/2046	3,381,803
	New York State Dormitory Authority Revenue Refunding
1,115,000	Series 2024-A, 5.00%, due 3/15/2035	1,270,436
750,000	Series 2025-C, 5.00%, due 3/15/2034	856,125
815,000	Series 2025-C, 5.00%, due 3/15/2039	922,539
4,425,000	Series 2026-A, 5.00%, due 3/15/2050	4,622,243
1,575,000	New York State Thruway Authority Revenue Refunding, Series 2026-A, 5.00%, due 1/1/2045	1,705,313
1,000,000	New York State Transportation Development Corp. Special Facility Revenue Refunding (JFK International Airport Terminal 4 Project), Series 2020-C, 5.00%, due 12/1/2038	1,052,770
300,000	Oneida Indian Nation of New York Revenue, Series 2024-B, 6.00%, due 9/1/2043	324,231 (b)
320,000	Onondaga Civic Development Corp. (Le Moyne Collage Project), Series 2021, 5.00%, due 7/1/2034	336,832
	Onondaga Civic Development Corp. Refunding (Le Moyne Collage Project)
300,000	Series 2022, 4.00%, due 7/1/2034	301,156
150,000	Series 2022, 4.00%, due 7/1/2036	148,329
350,000	Series 2022, 4.00%, due 7/1/2039	336,100
250,000	Series 2022, 4.00%, due 7/1/2042	228,631
1,050,000	Port Authority New York & New Jersey Consolidated Bonds Revenue Refunding (Two Hundred And Fifty One), Series 2026-251, 5.00%, due 8/15/2045	1,140,650
800,000	Schenectady County Capital Resource Corp. Revenue (One Broadway Center Project), Series 2025-A, 5.25%, due 1/1/2050	837,807
500,000	Westchester County Local Development Corp. Revenue Refunding (Kendal on Hudson Project), Series 2022-B, 5.00%, due 1/1/2041	517,384
450,000	Yonkers Economic Development Corp. Education Revenue (Charter School of Education Excellence Project), Series 2019-A, 5.00%, due 10/15/2049	413,140
		45,785,060

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
North Carolina 1.9%
$1,600,000	Charlotte-Mecklenburg Hospital Authority Revenue (Atrium Health), (LOC: JP Morgan Chase Bank N.A.), Series 2018-G, 3.40%, due 1/15/2048	$1,600,000 (a)
115,000	Charlotte-Mecklenburg Hospital Authority Revenue (Carolinas Healthcare System), (LOC: TD Bank N.A.), Series 2007-E, (AG), 3.35%, due 1/15/2044	115,000 (a)
910,000	Charlotte-Mecklenburg Hospital Authority Revenue Refunding (Carolinas Healthcare System), (LOC: JP Morgan Chase Bank N.A.), Series 2007-C, 3.40%, due 1/15/2037	910,000 (a)
1,000,000	Mecklenburg County Obligation Refunding, Series 2025-A, 5.00%, due 2/1/2037	1,147,340
		3,772,340
Ohio 1.7%
	Allen County Hospital Facilities Revenue Refunding (Bon Secours Mercy Health)
10,000	Series 2017-A, 5.00%, due 8/1/2027	10,278
10,000	Series 2017-A, 5.00%, due 8/1/2029	10,366
45,000	Series 2020-A, 5.00%, due 12/1/2027	46,592
3,110,000	Buckeye Tobacco Settlement Finance Authority Asset-Backed Senior Revenue Refunding, Series 2020-B-2, 5.00%, due 6/1/2055	2,466,606
190,000	JobsOhio Beverage System Revenue Refunding, Series 2025-A, 5.00%, due 1/1/2048	199,757
650,000	Ohio State Air Quality Development Authority Revenue (American Electric Power Co. Project), Series 2014-A, 2.40%, due 12/1/2038 Putable 10/1/2029	624,093
	Ohio State Revenue Refunding (Cleveland Clinic Health System Obligated Group)
15,000	Series 2017-A, 5.00%, due 1/1/2027	15,223
20,000	Series 2017-A, 5.00%, due 1/1/2032	20,702
20,000	Series 2021-B, 5.00%, due 1/1/2034	21,984
		3,415,601
Oklahoma 1.7%
1,620,000	Canadian County Educational Facilities Authority Revenue (Piedmont Public Schools Project), Series 2024, 4.00%, due 8/15/2032	1,676,200
1,565,000	Weatherford Industrial Trust Education Facility Lease Revenue (Weatherford Public School Project), Series 2019, 5.00%, due 3/1/2033	1,635,056
		3,311,256
Oregon 0.7%
1,480,000	Oregon State Facilities Authority Revenue Refunding (Peacehealth), (LOC: TD Bank N.A.), Series 2018-B, 3.30%, due 8/1/2034	1,480,000 (a)
Pennsylvania 3.7%
85,000	Bethlehem Area School District Refunding General Obligation, Series 2020-A, (AG), (ST AID WITHHLDG), 5.00%, due 1/15/2030	92,189
910,000	Geisinger Authority Revenue Refunding (Geisinger Health Systems Obligated Group), Series 2020-A, 5.00%, due 4/1/2050	920,013
	Lackawanna County Industrial Development Authority Revenue Refunding (University of Scranton)
940,000	Series 2017, 5.00%, due 11/1/2028	965,806
565,000	Series 2017, 5.00%, due 11/1/2029	580,215
500,000	Series 2017, 5.00%, due 11/1/2030	513,255
	Luzerne County General Obligation Refunding
150,000	Series 2017-A, (AG), 5.00%, due 12/15/2027	155,583
70,000	Series 2017-B, (AG), 5.00%, due 12/15/2026	70,976
580,000	Pennsylvania State Turnpike Commission Turnpike Revenue, Subseries 2019-A, 5.00%, due 12/1/2033	618,829

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Pennsylvania – cont'd
$500,000	Philadelphia Energy Authority Revenue (Philadelphia Street Lighting Project), Series 2023-A, 5.00%, due 11/1/2034	$559,808
1,000,000	Philadelphia Gas Works Co. Revenue, Series 2024-A, (AG), 5.25%, due 8/1/2054	1,049,439
545,000	Philadelphia School District General Obligation, Series 2018-A, (ST AID WITHHLDG), 5.00%, due 9/1/2028	572,239
1,210,000	Pittsburgh Water & Sewer Authority Revenue, Series 2026-A, 5.00%, due 9/1/2056	1,245,811
		7,344,163
Rhode Island 0.4%
595,000	Providence Public Building Authority Revenue (Capital Improvement Program), Series 2024-A, (AG), 5.00%, due 9/15/2039	652,923
230,000	Rhode Island Health and Educational Building Corp. Revenue (Lifespan Obligation Group), Series 2024, 5.25%, due 5/15/2049	232,193
		885,116
South Carolina 1.0%
5,000	Lexington County Health Services District, Inc. Revenue Refunding (Lexmed Obligated Group), Series 2017, 5.00%, due 11/1/2029	5,154
400,000	Rock Hill Combined Utility System Revenue Refunding, Series 2026, 5.00%, due 1/1/2047	421,139
1,860,000	South Carolina State Housing Finance & Development Authority Mortgage Revenue, Series 2021-A, 1.85%, due 7/1/2036	1,512,314
		1,938,607
Tennessee 0.7%
1,230,000	Tennessee Housing Development Agency Residential Finance Program Revenue, Series 2019-2, 3.00%, due 7/1/2039	1,104,397
265,000	Williamson County General Obligation, Series 2024, 5.00%, due 4/1/2033	301,976
		1,406,373
Texas 7.7%
2,000,000	Austin Airport System Revenue, Series 2026-B, 5.25%, due 11/15/2056	2,053,584 (c)
500,000	Austin Water & Wastewater System Revenue Refunding, Series 2026, 5.25%, due 11/15/2055	527,813
590,000	Central Texas Regional Mobility Authority Senior Lien Revenue Refunding, Series 2020-A, 5.00%, due 1/1/2027	598,893
80,000	EP Essential Housing WF PFC Revenue (Home Essential Function Housing Program), Series 2024, 4.25%, due 12/1/2034	79,087
2,720,000	Frenship Independent School District General Obligation, Series 2026, (PSF-GTD), 5.00%, due 2/15/2055	2,823,743
975,000	Harris County Improvement District No. 18 General Obligation, Series 2024-A, (BAM), 4.00%, due 9/1/2035	991,010
900,000	Harris County Municipal Utility District No. 489 General Obligation, Series 2023, (AG), 4.00%, due 9/1/2036	910,392
250,000	Hidalgo County Regional Mobility Authority Revenue, Series 2022-B, 4.00%, due 12/1/2041	228,014
3,000,000	Houston Hotel Occupancy Tax & Special Revenue Refunding, Series 2026-C (AG), 5.50%, due 9/1/2058	3,192,057
180,000	Irving Independent School District General Obligation, Series 2023, (PSF-GTD), 5.00%, due 2/15/2043	193,231
250,000	La Joya Independent School District Refunding General Obligation, Series 2013, (PSF-GTD), 5.00%, due 2/15/2033	258,396
835,000	McGregor Independent School District General Obligation, Series 2024, (PSF-GTD), 5.00%, due 2/15/2040	914,570

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Texas – cont'd
$345,000	Montgomery County Municipal Utility District No. 99 General Obligation, Series 2025, (AG), 6.50%, due 9/1/2027	$360,097
500,000	New Hope Cultural Education Facilities Finance Corp. Revenue Refunding (Brazos Presbyterian Homes, Inc. Project), Series 2025, 5.38%, due 1/1/2060	500,812
1,730,000	Texas Water Development Board Revenue (State Water Implementation Revenue Fund for Texas), Series 2022, 5.00%, due 10/15/2047	1,804,026
		15,435,725
Utah 0.9%
	Midvale Redevelopment Agency Tax Increment & Sales Tax Revenue
660,000	Series 2018, 5.00%, due 5/1/2032	688,555
380,000	Series 2018, 5.00%, due 5/1/2034	395,161
200,000	Utah Infrastructure Agency Telecommunication Revenue, Series 2019, 4.00%, due 10/15/2036	194,391
495,000	Weber County Special Assessment (Summit Mountain Assessment Area), Series 2013, 5.50%, due 1/15/2028	496,041
		1,774,148
Virginia 0.7%
940,000	Virginia Public School Authority Revenue, Series 2024, 5.00%, due 10/1/2035	1,063,996
265,000	Virginia Small Business Financing Authority Revenue (Bon Secours Mercy Health, Inc.), Series 2022-A, 5.00%, due 10/1/2041	279,038
		1,343,034
Washington 4.4%
85,000	North Thurston Public Schools General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2028	85,101
2,000,000	Washington General Obligation, Series 2025-A, 5.00%, due 8/1/2039	2,252,564
	Washington State General Obligation
1,050,000	Series 2022-C, 5.00%, due 2/1/2037	1,149,779
1,050,000	Series 2024-C, 5.00%, due 2/1/2046	1,113,537
3,000,000	Washington State Housing Finance Commission Revenue (Addison Grove Apartments Project), Series 2026, (FNMA), 3.90%, due 6/1/2037 Putable 6/1/2036	2,999,766
500,000	Washington State Housing Finance Commission Revenue Refunding (Horizon House Project), Series 2025-A, 6.25%, due 1/1/2056	505,437
800,000	Whitman County School District No. 267 Pullman General Obligation, Series 2016, (SCH BD GTY), 4.00%, due 12/1/2029	800,929
		8,907,113
West Virginia 0.7%
1,210,000	West Virginia Hospital Finance Authority Revenue (University Health System Obligated Group), Series 2023-A, 5.00%, due 6/1/2043	1,272,630
30,000	West Virginia Hospital Finance Authority Revenue Refunding (West Virgina United Health System Obligated Group), Series 2016-A, 4.00%, due 6/1/2029	30,020
		1,302,650
Wisconsin 0.6%
500,000	Public Finance Authority Hospital Revenue Refunding (Carson Valley Medical Center), Series 2021-A, 4.00%, due 12/1/2051	403,734 (b)
382,000	Public Finance Authority Revenue (Signorelli Project), Series 2024, 5.38%, due 12/15/2032	381,947 (b)

See Notes to Financial Statements

Schedule of Investments Municipal Intermediate Bond Fund^ (Unaudited)  (cont’d)

Principal Amount		Value
Wisconsin – cont'd
$500,000	Public Finance Authority Senior Revenue (Wonderful Foundations Charter School Portfolio Project), Series 2020-A-1, 5.00%, due 1/1/2055	$428,528 (b)
		1,214,209
Total Investments 100.5% (Cost $203,381,548)		201,441,982
Liabilities Less Other Assets (0.5)%		(1,008,865)
Net Assets 100.0%		$200,433,117

(a)
Variable rate demand obligation where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate generally resets daily or weekly and is determined by the remarketing agent. The rate shown represents the rate in effect at April 30, 2026.

(b)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $3,537,476, which represents 1.8% of net assets of the Fund.

(c)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $3,213,872, which represents 1.6% of net assets of the Fund.
The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3	Total
Investments:
Municipal Notes#	$—	$201,441,982	$—	$201,441,982
Total Investments	$—	$201,441,982	$—	$201,441,982

#	The Schedule of Investments provides information on the state/territory categorization.

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)

April 30, 2026

Principal Amount(a)		Value
U.S. Treasury Obligations 2.7%
$12,080,000	U.S. Treasury Bills, 3.48%, due 7/9/2026	$11,996,555 (b)
	U.S. Treasury Bonds
3,045,000	3.88%, due 8/15/2040 - 2/15/2043	2,736,817
1,525,000	2.00%, due 11/15/2041	1,047,008
1,200,000	3.38%, due 8/15/2042	995,203
1,195,000	4.00%, due 11/15/2042	1,073,399
3,480,000	3.63%, due 8/15/2043 - 2/15/2053	2,821,065
1,120,000	4.50%, due 2/15/2044	1,061,287
2,685,000	4.63%, due 5/15/2044 - 11/15/2044	2,576,543
1,150,000	4.13%, due 8/15/2044	1,033,922
1,375,000	2.25%, due 8/15/2046 - 8/15/2049	872,701
1,065,000	1.63%, due 11/15/2050	548,891
390,000	1.88%, due 2/15/2051	213,891
985,000	2.38%, due 5/15/2051	608,930
1,175,000	2.88%, due 5/15/2052	804,324
3,375,000	4.25%, due 2/15/2054	2,985,029
1,750,000	4.75%, due 5/15/2055 - 2/15/2056	1,683,286
	U.S. Treasury Inflation-Indexed Bonds
3,757,423	3.63%, due 4/15/2028	3,954,842 (c)
1,993,584	2.50%, due 1/15/2029	2,074,546 (c)
2,057,073	3.88%, due 4/15/2029	2,224,598 (c)
8,909,230	3.38%, due 4/15/2032	9,882,398 (c)
4,159,153	2.13%, due 2/15/2040 - 2/15/2054	3,822,611 (c)
3,476,422	0.75%, due 2/15/2042 - 2/15/2045	2,586,709 (c)
1,264,806	0.63%, due 2/15/2043	935,145 (c)
1,724,386	1.38%, due 2/15/2044	1,431,087 (c)
2,638,958	1.00%, due 2/15/2046 - 2/15/2049	1,914,692 (c)
1,197,883	0.88%, due 2/15/2047	851,397 (c)
1,226,390	0.25%, due 2/15/2050	694,871 (c)
1,436,978	0.13%, due 2/15/2051	763,112 (c)
1,313,508	1.50%, due 2/15/2053	1,005,114 (c)
1,636,288	2.38%, due 2/15/2055 - 2/15/2056	1,518,521 (c)
	U.S. Treasury Inflation-Indexed Notes
17,908,090	0.13%, due 4/15/2027 - 1/15/2032	16,969,686 (c)
9,695,283	1.25%, due 4/15/2028 - 4/15/2031	9,733,648 (c)
5,162,980	0.88%, due 1/15/2029	5,149,079 (c)
22,248,197	2.13%, due 4/15/2029 - 1/15/2035	22,847,919 (c)
1,566,286	1.63%, due 4/15/2030	1,590,751 (c)
7,398,888	1.13%, due 10/15/2030 - 1/15/2033	7,228,427 (c)
1,366,291	1.38%, due 7/15/2033	1,346,482 (c)
4,358,013	1.75%, due 1/15/2034	4,373,236 (c)
3,403,109	1.88%, due 7/15/2035 - 1/15/2036	3,393,017 (c)
	U.S. Treasury Notes
5,755,000	0.50%, due 5/31/2027	5,555,149
7,670,000	2.75%, due 7/31/2027 - 5/31/2029	7,505,620
4,755,000	0.38%, due 7/31/2027	4,554,770
12,135,000	3.50%, due 1/31/2028 - 9/30/2029	12,045,212
4,915,000	2.88%, due 8/15/2028	4,805,756

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
U.S. Treasury Obligations – cont'd
$15,665,000	4.25%, due 2/28/2029 - 8/15/2035	$15,716,658
6,785,000	4.00%, due 7/31/2029 - 11/15/2035	6,750,442
1,785,000	3.63%, due 8/31/2029 - 12/31/2030	1,764,247
1,170,000	3.88%, due 4/30/2030 - 12/31/2032	1,160,504
5,885,000	4.63%, due 9/30/2030 - 2/15/2035	6,025,793
4,730,000	4.13%, due 7/31/2031 - 2/15/2036	4,684,713
4,090,000	1.25%, due 8/15/2031	3,545,359
2,450,000	3.75%, due 8/31/2031	2,412,771
2,190,000	4.50%, due 11/15/2033	2,225,331
Total U.S. Treasury Obligations (Cost $216,890,328)		218,103,064
U.S. Government Agency Securities 0.0%‡
2,030,000	Federal National Mortgage Association, 5.63%, due 7/15/2037	2,203,841
340,000	Tennessee Valley Authority, 5.25%, due 2/1/2055	330,891
Total U.S. Government Agency Securities (Cost $2,880,021)		2,534,732

Mortgage-Backed Securities 46.1%
Collateralized Mortgage Obligations 11.0%
	A&D Mortgage Trust
1,050,000	Series 2024-NQM6, Class M1, 6.57%, due 1/25/2070	1,058,568 (d)(e)
367,943	Series 2025-NQM2, Class A1, 5.79%, due 6/25/2070	370,440 (d)(e)
801,034	Series 2025-NQM5, Class A1, 5.12%, due 12/25/2070	798,381 (d)
8,436,717	Series 2026-NQM2, Class A1, 4.81%, due 3/25/2071	8,383,161 (d)(e)(f)
705,000	Series 2026-NQM3, Class M1, 6.02%, due 4/25/2071	698,046 (d)(e)
901,185	Angel Oak Mortgage Trust, Series 2025-10, Class A1, 4.96%, due 9/25/2070	897,778 (d)(e)
4,857,128	Aspire Mortgage Trust, Series 2026-1, Class A1, 4.86%, due 1/25/2066	4,827,878 (d)(e)
4,359,548	BRAVO Residential Funding Trust, Series 2026-NQM2, Class A3, 5.03%, due 11/25/2065	4,308,217 (d)
	Chase Home Lending Mortgage Trust
3,979,362	Series 2024-3, Class A6, 6.00%, due 2/25/2055	3,990,000 (d)(e)
3,249,452	Series 2024-5, Class A6, 6.00%, due 4/25/2055	3,258,854 (d)(e)
6,192,309	Series 2024-11, Class A4, 6.00%, due 11/25/2055	6,217,270 (d)(e)
2,398,503	Series 2024-11, Class A9A, 6.00%, due 11/25/2055	2,414,021 (d)(e)
1,032,638	Series 2024-11, Class A9, 6.30%, due 11/25/2055	1,044,382 (d)(e)
6,558,067	Series 2025-10, Class A9B, 5.50%, due 7/25/2056	6,515,288 (d)(e)
	Connecticut Avenue Securities Trust
2,225,000	Series 2020-R02, Class 2B1, (30 day USD SOFR Average + 3.11%), 6.76%, due 1/25/2040	2,252,382 (d)(g)
11,349,000	Series 2020-R01, Class 1B1, (30 day USD SOFR Average + 3.36%), 7.01%, due 1/25/2040	11,497,471 (d)(g)
1,020,000	Series 2021-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.65%, due 10/25/2041	1,040,957 (d)(g)
5,176,000	Series 2021-R03, Class 1B1, (30 day USD SOFR Average + 2.75%), 6.40%, due 12/25/2041	5,224,551 (d)(g)
8,267,000	Series 2022-R01, Class 1B2, (30 day USD SOFR Average + 6.00%), 9.65%, due 12/25/2041	8,497,567 (d)(g)
17,453,000	Series 2022-R02, Class 2B1, (30 day USD SOFR Average + 4.50%), 8.15%, due 1/25/2042	17,851,103 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$6,161,000	Series 2022-R02, Class 2B2, (30 day USD SOFR Average + 7.65%), 11.30%, due 1/25/2042	$6,427,648 (d)(g)
7,007,000	Series 2022-R04, Class 1M2, (30 day USD SOFR Average + 3.10%), 6.75%, due 3/25/2042	7,124,928 (d)(g)
3,280,962	Series 2022-R03, Class 1M2, (30 day USD SOFR Average + 3.50%), 7.15%, due 3/25/2042	3,351,498 (d)(g)
5,000,000	Series 2022-R03, Class 1B1, (30 day USD SOFR Average + 6.25%), 9.90%, due 3/25/2042	5,220,300 (d)(g)
1,075,000	Series 2022-R04, Class 1B2, (30 day USD SOFR Average + 9.50%), 13.15%, due 3/25/2042	1,147,939 (d)(g)
3,620,000	Series 2022-R03, Class 1B2, (30 day USD SOFR Average + 9.85%), 13.50%, due 3/25/2042	3,876,803 (d)(g)
11,495,000	Series 2022-R06, Class 1B1, (30 day USD SOFR Average + 6.35%), 10.00%, due 5/25/2042	12,091,361 (d)(g)
1,000,000	Series 2022-R07, Class 1B2, (30 day USD SOFR Average + 12.00%), 15.65%, due 6/25/2042	1,114,997 (d)(g)
8,407,200	Series 2022-R08, Class 1B1, (30 day USD SOFR Average + 5.60%), 9.25%, due 7/25/2042	8,848,578 (d)(g)
3,083,000	Series 2022-R09, Class 2B1, (30 day USD SOFR Average + 6.75%), 10.40%, due 9/25/2042	3,306,112 (d)(g)
6,443,000	Series 2023-R02, Class 1M2, (30 day USD SOFR Average + 3.35%), 7.00%, due 1/25/2043	6,664,191 (d)(g)
1,725,000	Series 2023-R02, Class 1B1, (30 day USD SOFR Average + 5.55%), 9.20%, due 1/25/2043	1,837,235 (d)(g)
5,975,000	Series 2023-R04, Class 1B1, (30 day USD SOFR Average + 5.35%), 9.00%, due 5/25/2043	6,399,292 (d)(g)
12,168,000	Series 2023-R05, Class 1B1, (30 day USD SOFR Average + 4.75%), 8.40%, due 6/25/2043	12,931,428 (d)(g)
4,500,000	Series 2023-R06, Class 1M2, (30 day USD SOFR Average + 2.70%), 6.35%, due 7/25/2043	4,609,432 (d)(g)
358,267	Series 2024-R01, Class 1M1, (30 day USD SOFR Average + 1.05%), 4.70%, due 1/25/2044	358,267 (d)(g)
1,975,000	Series 2024-R01, Class 1B1, (30 day USD SOFR Average + 2.70%), 6.35%, due 1/25/2044	2,026,801 (d)(g)
1,563,000	Series 2024-R01, Class 1B2, (30 day USD SOFR Average + 4.00%), 7.65%, due 1/25/2044	1,646,808 (d)(g)
380,000	Series 2024-R02, Class 1B2, (30 day USD SOFR Average + 3.70%), 7.35%, due 2/25/2044	398,247 (d)(g)
11,506,000	Series 2025-R01, Class 1B1, (30 day USD SOFR Average + 1.70%), 5.35%, due 1/25/2045	11,455,719 (d)(g)
416,348	Series 2025-R02, Class 1M1, (30 day USD SOFR Average + 1.15%), 4.80%, due 2/25/2045	416,477 (d)(g)
7,532,000	Series 2025-R02, Class 1M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2045	7,550,966 (d)(g)
5,230,000	Series 2025-R02, Class 1B1, (30 day USD SOFR Average + 1.95%), 5.60%, due 2/25/2045	5,229,482 (d)(g)
3,776,000	Series 2025-R04, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 5/25/2045	3,779,232 (d)(g)
10,556,000	Series 2025-R05, Class 2M2, (30 day USD SOFR Average + 1.60%), 5.25%, due 7/25/2045	10,576,509 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$3,650,000	Series 2025-R06, Class 1M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 9/25/2045	$3,656,497 (d)(g)
9,600,000	Series 2025-R06, Class 1B1, (30 day USD SOFR Average + 1.85%), 5.50%, due 9/25/2045	9,582,922 (d)(g)
500,000	Series 2026-R01, Class 2M2, (30 day USD SOFR Average + 1.35%), 5.00%, due 1/25/2046	499,102 (d)(g)
5,587,000	Series 2026-R02, Class 1M2, (30 day USD SOFR Average + 1.50%), 5.15%, due 2/25/2046	5,600,323 (d)(g)
6,583,000	Series 2026-R03, Class 2M2, (30 day USD SOFR Average + 1.55%), 5.19%, due 4/25/2046	6,595,343 (d)(g)
Cross Mortgage Trust
1,250,000	Series 2024-H8, Class M1, 6.32%, due 12/25/2069	1,252,779 (d)(e)
805,000	Series 2026-NQM5, Class M1, 6.00%, due 3/25/2071	802,117 (d)(e)
EFMT
520,644	Series 2024-INV2, Class A2, 5.29%, due 10/25/2069	519,718 (d)
2,706,537	Series 2024-INV2, Class A3, 5.44%, due 10/25/2069	2,703,073 (d)
3,500,000	Series 2024-INV2, Class M1, 5.73%, due 10/25/2069	3,481,662 (d)(e)
5,259,500	Series 2025-NQM5, Class A3, 5.34%, due 11/25/2070	5,223,813 (d)
Federal Home Loan Mortgage Corp. REMIC
2,200,137	Series 4627, Class SA, (5.89% - 30 day USD SOFR Average), 2.25%, due 10/15/2046	288,309 (g)(h)
2,748,503	Series 5146, Class EC, 1.50%, due 2/25/2049	2,227,976
10,579,720	Series 5392, Class HI, 3.50%, due 7/25/2051	1,940,259 (h)
37,287,070	Series 5444, Class SC, (5.88% - 30 day USD SOFR Average), 2.23%, due 8/25/2054	1,983,680 (g)(h)
9,156,275	Series 5471, Class FK, (30 day USD SOFR Average + 1.15%), 4.80%, due 8/25/2054	9,238,137 (g)
1,942,445	Series 5438, Class FE, (30 day USD SOFR Average + 1.30%), 4.95%, due 8/25/2054	1,963,633 (g)
3,561,239	Series 5475, Class FA, (30 day USD SOFR Average + 1.10%), 4.75%, due 11/25/2054	3,586,043 (g)
12,820,946	Series 5474, Class FB, (30 day USD SOFR Average + 1.15%), 4.80%, due 11/25/2054	12,935,042 (g)
6,639,153	Series 5468, Class FB, (30 day USD SOFR Average + 1.20%), 4.85%, due 11/25/2054	6,659,058 (g)
4,503,147	Series 5475, Class FB, (30 day USD SOFR Average + 1.35%), 5.00%, due 11/25/2054	4,526,154 (g)
11,137,646	Series 5513, Class FJ, (30 day USD SOFR Average + 1.80%), 5.45%, due 11/25/2054	11,301,369 (g)
5,835,019	Series 5505, Class FB, (30 day USD SOFR Average + 1.50%), 5.15%, due 2/25/2055	5,916,786 (g)
8,735,300	Series 5599, Class FB, (30 day USD SOFR Average + 1.20%), 4.85%, due 3/25/2055	8,753,274 (g)
11,938,168	Series 5518, Class FD, (30 day USD SOFR Average + 1.70%), 5.35%, due 3/25/2055	12,081,708 (g)
11,229,027	Series 5521, Class FB, (30 day USD SOFR Average + 1.70%), 5.35%, due 3/25/2055	11,364,679 (g)
3,440,208	Series 5534, Class AF, (30 day USD SOFR Average + 1.60%), 5.25%, due 5/25/2055	3,472,652 (g)
8,454,538	Series 5561, Class FD, (30 day USD SOFR Average + 1.35%), 5.00%, due 7/25/2055	8,565,057 (g)
45,172,400	Series 5578, Class SC, (5.85% - 30 day USD SOFR Average), 2.20%, due 9/25/2055	2,907,824 (g)(h)
34,796,937	Series 5596, Class SC, (5.30% - 30 day USD SOFR Average), 1.65%, due 11/25/2055	1,509,317 (g)(h)
13,113,724	Series 5600, Class FA, (30 day USD SOFR Average + 1.30%), 4.95%, due 11/25/2055	13,174,894 (g)
12,546,983	Series 5597, Class FA, (30 day USD SOFR Average + 1.40%), 5.05%, due 11/25/2055	12,625,411 (g)
Federal Home Loan Mortgage Corp. STACR REMIC Trust
3,000,000	Series 2021-HQA3, Class B1, (30 day USD SOFR Average + 3.35%), 7.00%, due 9/25/2041	3,021,310 (d)(g)
6,253,000	Series 2021-DNA6, Class B1, (30 day USD SOFR Average + 3.40%), 7.05%, due 10/25/2041	6,320,978 (d)(g)
6,225,000	Series 2021-DNA7, Class B1, (30 day USD SOFR Average + 3.65%), 7.30%, due 11/25/2041	6,306,734 (d)(g)
2,450,000	Series 2021-HQA4, Class B1, (30 day USD SOFR Average + 3.75%), 7.40%, due 12/25/2041	2,486,429 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$11,840,000	Series 2022-DNA1, Class M2, (30 day USD SOFR Average + 2.50%), 6.15%, due 1/25/2042	$11,954,919 (d)(g)
6,402,920	Series 2022-DNA1, Class B1, (30 day USD SOFR Average + 3.40%), 7.05%, due 1/25/2042	6,500,949 (d)(g)
2,765,000	Series 2022-DNA1, Class B2, (30 day USD SOFR Average + 7.10%), 10.75%, due 1/25/2042	2,872,113 (d)(g)
13,314,000	Series 2022-DNA2, Class M2, (30 day USD SOFR Average + 3.75%), 7.40%, due 2/25/2042	13,592,795 (d)(g)
2,775,000	Series 2022-DNA2, Class B1, (30 day USD SOFR Average + 4.75%), 8.40%, due 2/25/2042	2,854,865 (d)(g)
8,855,000	Series 2022-DNA2, Class B2, (30 day USD SOFR Average + 8.50%), 12.15%, due 2/25/2042	9,332,625 (d)(g)
7,773,000	Series 2022-HQA1, Class M2, (30 day USD SOFR Average + 5.25%), 8.90%, due 3/25/2042	8,046,658 (d)(g)
7,520,000	Series 2022-HQA1, Class B1, (30 day USD SOFR Average + 7.00%), 10.65%, due 3/25/2042	7,891,563 (d)(g)
500,000	Series 2022-DNA3, Class M1B, (30 day USD SOFR Average + 2.90%), 6.55%, due 4/25/2042	508,572 (d)(g)
12,919,000	Series 2022-DNA3, Class M2, (30 day USD SOFR Average + 4.35%), 8.00%, due 4/25/2042	13,324,569 (d)(g)
11,525,000	Series 2022-DNA3, Class B1, (30 day USD SOFR Average + 5.65%), 9.30%, due 4/25/2042	11,998,355 (d)(g)
5,761,000	Series 2022-DNA4, Class B1, (30 day USD SOFR Average + 6.25%), 9.90%, due 5/25/2042	6,048,735 (d)(g)
17,407,000	Series 2022-DNA6, Class M2, (30 day USD SOFR Average + 5.75%), 9.40%, due 9/25/2042	18,508,515 (d)(g)
5,486,000	Series 2024-DNA1, Class M2, (30 day USD SOFR Average + 1.95%), 5.60%, due 2/25/2044	5,532,194 (d)(g)
9,839,000	Series 2024-HQA1, Class M2, (30 day USD SOFR Average + 2.00%), 5.65%, due 3/25/2044	9,903,462 (d)(g)
1,862,962	Series 2024-DNA3, Class M2, (30 day USD SOFR Average + 1.45%), 5.10%, due 10/25/2044	1,863,254 (d)(g)
445,289	Series 2025-DNA1, Class M1, (30 day USD SOFR Average + 1.05%), 4.70%, due 1/25/2045	445,151 (d)(g)
377,118	Series 2025-HQA1, Class M1, (30 day USD SOFR Average + 1.15%), 4.80%, due 2/25/2045	377,227 (d)(g)
4,500,000	Series 2025-DNA4, Class M2, (30 day USD SOFR Average + 1.55%), 5.20%, due 10/25/2045	4,511,376 (d)(g)
16,016,783	Federal National Mortgage Association Interest Strip, Series 437, Class C29, 3.36%, due 5/25/2053	2,512,378 (e)(h)
Federal National Mortgage Association REMIC
10,489,147	Series 2021-76, Class AI, 3.50%, due 11/25/2051	1,805,578 (h)
6,582,392	Series 2024-61, Class FD, (30 day USD SOFR Average + 1.00%), 4.65%, due 3/25/2053	6,614,438 (g)
8,426,722	Series 2024-40, Class FA, (30 day USD SOFR Average + 1.15%), 4.80%, due 3/25/2054	8,494,454 (g)
10,489,230	Series 2024-67, Class FA, (30 day USD SOFR Average + 1.17%), 4.82%, due 9/25/2054	10,578,063 (g)
16,231,529	Series 2024-70, Class DF, (30 day USD SOFR Average + 1.00%), 4.65%, due 10/25/2054	16,313,548 (g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$44,241,583	Series 2024-102, Class DS, (5.90% - 30 day USD SOFR Average), 2.25%, due 1/25/2055	$2,299,788 (g)(h)
8,300,159	Series 2025-6, Class FC, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2055	8,376,625 (g)
11,344,044	Series 2025-6, Class LF, (30 day USD SOFR Average + 1.80%), 5.45%, due 2/25/2055	11,507,050 (g)
1,974,472	Series 2025-1, Class AF, (30 day USD SOFR Average + 1.85%), 5.50%, due 2/25/2055	2,006,555 (g)
9,960,191	Series 2025-6, Class FB, (30 day USD SOFR Average + 2.00%), 5.65%, due 2/25/2055	10,161,086 (g)
50,418,989	Series 2025-19, Class SC, (5.84% - 30 day USD SOFR Average), 2.19%, due 3/25/2055	2,388,443 (g)(h)
8,294,267	Series 2025-35, Class HF, (30 day USD SOFR Average + 1.70%), 5.35%, due 5/25/2055	8,392,571 (g)
45,873,552	Series 2025-72, Class SA, (5.25% - 30 day USD SOFR Average), 1.60%, due 8/25/2055	2,660,382 (g)(h)
37,103,471	Series 2025-81, Class SB, (5.35% - 30 day USD SOFR Average), 1.70%, due 10/25/2055	1,707,899 (g)(h)
53,599,175	Series 2025-92, Class SA, (5.80% - 30 day USD SOFR Average), 2.15%, due 11/25/2055	3,005,595 (g)(h)
54,191,504	Series 2025-112, Class AS, (5.65% - 30 day USD SOFR Average), 2.00%, due 1/25/2056	3,042,159 (g)(h)
GCAT Trust
3,615,696	Series 2025-NQM2, Class A3, 6.01%, due 4/25/2070	3,630,884 (d)
2,542,000	Series 2025-NQM2, Class M1, 6.33%, due 4/25/2070	2,555,762 (d)(e)
Government National Mortgage Association REMIC
6,421,135	Series 2020-86, Class WK, 1.00%, due 6/20/2050	4,919,015
6,193,923	Series 2020-112, Class KA, 1.00%, due 8/20/2050	4,744,071
5,575,062	Series 2021-103, Class HE, 2.00%, due 6/20/2051	4,594,254
5,738,665	Series 2021-119, Class NC, 1.50%, due 7/20/2051	4,720,175
16,185,670	Series 2021-139, Class IE, 3.50%, due 8/20/2051	2,972,252 (h)
50,047,390	Series 2024-173, Class SB, (5.50% - 30 day USD SOFR Average), 1.86%, due 10/20/2054	2,284,683 (g)(h)
7,871,515	Series 2025-4, Class FY, (30 day USD SOFR Average + 1.60%), 5.24%, due 1/20/2055	7,936,267 (g)
37,688,712	Series 2025-50, Class SB, (5.35% - 30 day USD SOFR Average), 1.71%, due 3/20/2055	1,588,504 (g)(h)
67,225,725	Series 2025-50, Class SC, (5.35% - 30 day USD SOFR Average), 1.71%, due 3/20/2055	3,209,679 (g)(h)
48,604,152	Series 2025-48, Class SA, (5.95% - 30 day USD SOFR Average), 2.31%, due 3/20/2055	2,848,626 (g)(h)
35,117,744	Series 2025-97, Class SG, (7.10% - 30 day USD SOFR Average), 3.46%, due 6/20/2055	2,900,859 (g)(h)
37,820,977	Series 2026-2, Class SK, (5.70% - 30 day USD SOFR Average), 2.06%, due 1/20/2056	2,392,464 (g)(h)
GS Mortgage-Backed Securities Trust
311,991	Series 2025-PJ8, Class A5, 5.50%, due 2/25/2056	311,975 (d)(e)
2,791,532	Series 2025-PJ8, Class A19, 6.00%, due 2/25/2056	2,804,290 (d)(e)
1,285,923	HOMES Trust, Series 2025-AFC3, Class A2, 5.14%, due 8/25/2060	1,281,280 (d)
JP Morgan Mortgage Trust
457,098	Series 2025-2, Class A4, 6.00%, due 7/25/2055	458,481 (d)(e)
3,330,430	Series 2025-2, Class A9A, 6.00%, due 7/25/2055	3,341,321 (d)(e)
2,360,243	Series 2025-NQM3, Class A2, 5.65%, due 11/25/2065	2,363,397 (d)
1,970,000	Series 2025-NQM3, Class M1A, 5.97%, due 11/25/2065	1,971,576 (d)(e)
14,325,000	LHOME Mortgage Trust, Series 2024-RTL4, Class A1, 5.92%, due 7/25/2039	14,360,618 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
Morgan Stanley Residential Mortgage Loan Trust
$2,259,099	Series 2024-NQM3, Class A3, 5.40%, due 7/25/2069	$2,252,163 (d)
2,195,000	Series 2024-NQM3, Class M1, 5.61%, due 7/25/2069	2,180,369 (d)(e)
1,698,171	Series 2024-NQM5, Class A3, 6.00%, due 10/25/2069	1,704,566 (d)
1,384,000	Series 2024-NQM5, Class M1, 6.52%, due 10/25/2069	1,394,231 (d)(e)
New Residential Mortgage Loan Trust
7,627,000	Series 2024-RTL2, Class A1, 5.44%, due 9/25/2039	7,670,799 (d)
2,796,000	Series 2025-NQM3, Class M1, 6.32%, due 5/25/2065	2,816,034 (d)(e)
4,320,400	Series 2025-NQM4, Class A3, 5.81%, due 7/25/2065	4,327,199 (d)
1,496,000	Series 2025-NQM4, Class M1, 6.08%, due 7/25/2065	1,498,741 (d)(e)
5,482,197	Series 2026-NQM1, Class A1, 4.82%, due 11/25/2065	5,441,326 (d)(e)
961,672	Series 2026-NQM1, Class A3, 5.18%, due 11/25/2065	951,422 (d)
732,081	Series 2026-NQM2, Class A1, 4.74%, due 12/25/2065	725,388 (d)(e)
11,058,324	Series 2026-NQM2, Class A3, 5.15%, due 12/25/2065	10,932,961 (d)
984,551	Series 2026-NQM3, Class A1, 4.83%, due 2/25/2066	977,332 (d)(e)
1,212,000	Series 2026-NQM3, Class M1, 5.42%, due 2/25/2066	1,176,648 (d)(e)
7,343,912	NRM FHT1 Excess Owner LLC, Series 2025-FHT1, Class A, 6.55%, due 3/25/2032	7,354,117 (d)
NYMT Loan Trust
2,243,933	Series 2024-INV1, Class A1, 5.38%, due 6/25/2069	2,250,514 (d)(e)
4,480,114	Series 2024-INV1, Class A3, 5.83%, due 6/25/2069	4,494,576 (d)
OBX Trust
763,813	Series 2025-NQM7, Class A3, 5.86%, due 5/25/2055	767,573 (d)
1,948,649	Series 2024-NQM14, Class A2, 5.20%, due 9/25/2064	1,943,601 (d)
5,090,000	Series 2024-NQM14, Class M1, 5.58%, due 9/25/2064	5,061,118 (d)(e)
1,813,759	Series 2025-NQM10, Class A3, 5.71%, due 5/25/2065	1,816,994 (d)
3,015,000	Series 2025-NQM10, Class M1, 6.04%, due 5/25/2065	3,018,963 (d)(e)
5,849,312	Series 2025-NQM23, Class A2, 5.18%, due 10/25/2065	5,820,837 (d)
2,988,000	Series 2026-NQM3, Class M1, 5.32%, due 1/25/2066	2,900,514 (d)(e)
947,903	PRKCM Trust, Series 2025-AFC1, Class A2, 5.25%, due 10/25/2060	943,743 (d)
17,132,624	Starwood Mortgage Residential Trust, Series 2021-5, Class A1, 1.92%, due 9/25/2066	14,668,843 (d)(e)
500,000	Structured Agency Credit Risk, Series 2026-DNA1, Class M2, (30 day USD SOFR Average + 1.30%), 4.95%, due 2/25/2046	499,104 (d)(g)
4,324,479	Towd Point Mortgage Trust, Series 2022-4, Class A1, 3.75%, due 9/25/2062	4,116,486 (d)
Verus Securitization Trust
7,167,735	Series 2021-6, Class A1, 1.63%, due 10/25/2066	6,291,604 (d)(e)
3,965,208	Series 2021-6, Class A3, 1.89%, due 10/25/2066	3,491,884 (d)(e)
2,299,884	Series 2024-5, Class A2, 6.45%, due 6/25/2069	2,318,148 (d)
3,166,130	Series 2024-7, Class A3, 5.40%, due 9/25/2069	3,159,754 (d)
748,354	Series 2024-8, Class A2, 5.62%, due 10/25/2069	749,730 (d)
5,255,000	Series 2024-8, Class M1, 5.99%, due 10/25/2069	5,256,022 (d)(e)
3,190,378	Series 2025-4, Class A3, 5.75%, due 5/25/2070	3,196,652 (d)
1,733,000	Series 2025-4, Class M1, 6.30%, due 5/25/2070	1,743,812 (d)(e)
4,975,000	Series 2025-3, Class M1, 6.65%, due 5/25/2070	5,028,393 (d)(e)
8,533,609	Series 2025-6, Class A3, 5.72%, due 7/25/2070	8,549,985 (d)
1,599,535	Series 2025-11, Class A1, 4.91%, due 11/25/2070	1,595,064 (d)(e)
4,427,437	Series 2025-11, Class A3, 5.27%, due 11/25/2070	4,401,412 (d)
2,875,000	Series 2025-11, Class M1, 5.66%, due 11/25/2070	2,831,911 (d)(e)
2,410,432	Series 2026-1, Class A1, 4.86%, due 1/25/2071	2,401,297 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Collateralized Mortgage Obligations – cont'd
$7,658,845	Series 2026-1, Class A3, 5.22%, due 1/25/2071	$7,629,109 (d)
4,450,000	Series 2026-4, Class A2, 5.32%, due 4/25/2071	4,440,105 (d)
3,265,000	Series 2026-4, Class A3, 5.48%, due 4/25/2071	3,257,198 (d)
896,783,811
Commercial Mortgage-Backed 5.8%
6,290,000	1211 Avenue of the Americas Trust, Series 2015-1211, Class B, 4.23%, due 8/10/2035	6,038,400 (d)(e)
7,000,000	1301 Trust, Series 2025-1301, Class D, 6.43%, due 8/11/2042	7,017,467 (d)(e)
1,342,000	ALA Trust, Series 2025-OANA, Class D, (1 mo. USD Term SOFR + 3.09%), 6.75%, due 6/15/2040	1,345,355 (d)(g)
6,690,000	BAHA Trust, Series 2024-MAR, Class A, 6.17%, due 12/10/2041	6,837,373 (d)(e)
4,725,000	BAMLL Trust, Series 2024-BHP, Class B, (1 mo. USD Term SOFR + 2.90%), 6.55%, due 8/15/2039	4,731,604 (d)(g)
5,302,000	BANK, Series 2019-BN17, Class C, 4.66%, due 4/15/2052	5,009,733 (e)
BANK5
2,138,000	Series 2023-5YR3, Class C, 7.56%, due 9/15/2056	2,196,288 (e)
1,700,000	Series 2024-5YR7, Class D, 4.00%, due 6/15/2057	1,508,658 (d)
3,039,000	Series 2024-5YR12, Class C, 6.50%, due 12/15/2057	3,066,509 (e)
2,665,000	Series 2025-5YR17, Class D, 4.50%, due 11/15/2058	2,338,525 (d)
3,236,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class C, 3.71%, due 11/15/2052	2,926,659
BBCMS Mortgage Trust
2,570,000	Series 2018-TALL, Class A, (1 mo. USD Term SOFR + 0.92%), 4.57%, due 3/15/2037	2,428,650 (d)(g)
3,623,000	Series 2018-TALL, Class B, (1 mo. USD Term SOFR + 1.17%), 4.82%, due 3/15/2037	3,351,275 (d)(g)
3,000,000	Series 2018-TALL, Class C, (1 mo. USD Term SOFR + 1.32%), 4.97%, due 3/15/2037	2,730,000 (d)(g)
2,370,000	Series 2018-TALL, Class D, (1 mo. USD Term SOFR + 1.65%), 5.30%, due 3/15/2037	2,109,300 (d)(g)
89,781,755	Series 2021-C11, Class XA, 1.44%, due 9/15/2054	4,272,938 (e)(h)
32,765,320	Series 2022-C17, Class XA, 1.32%, due 9/15/2055	1,928,878 (e)(h)
2,167,000	Series 2024-5C31, Class C, 5.76%, due 12/15/2057	2,153,447 (e)
Benchmark Mortgage Trust
1,600,000	Series 2020-B16, Class C, 3.52%, due 2/15/2053	1,333,981 (e)
257,000	Series 2020-B17, Class B, 2.92%, due 3/15/2053	221,172
46,466,753	Series 2021-B30, Class XA, 0.89%, due 11/15/2054	1,613,781 (e)(h)
1,509,000	Series 2024-V5, Class C, 7.20%, due 1/10/2057	1,560,680 (e)
1,759,000	Series 2024-V6, Class D, 4.00%, due 3/15/2057	1,582,331
2,222,000	Series 2024-V6, Class C, 6.67%, due 3/15/2057	2,257,269
6,363,000	Series 2026-V21, Class C, 6.01%, due 3/15/2059	6,260,907
3,428,000	BFLD Commercial Mortgage Trust, Series 2025-5MW, Class D, 6.58%, due 10/10/2042	3,477,243 (d)(e)
8,003,000	BLP Commercial Mortgage Trust, Series 2025-IND2, Class D, (1 mo. USD Term SOFR + 2.65%), 6.30%, due 12/15/2042	8,018,006 (d)(g)
BMO Mortgage Trust
1,346,000	Series 2024-5C3, Class B, 6.56%, due 2/15/2057	1,368,577 (e)
2,250,000	Series 2024-5C3, Class C, 7.09%, due 2/15/2057	2,274,064 (e)
1,695,000	Series 2024-5C8, Class C, 5.74%, due 12/15/2057	1,664,527 (e)
BX Commercial Mortgage Trust
4,984,382	Series 2024-KING, Class C, (1 mo. USD Term SOFR + 1.94%), 5.60%, due 5/15/2034	4,984,382 (d)(g)
5,704,896	Series 2024-KING, Class D, (1 mo. USD Term SOFR + 2.49%), 6.14%, due 5/15/2034	5,704,896 (d)(g)
425,904	Series 2024-MF, Class C, (1 mo. USD Term SOFR + 1.94%), 5.60%, due 2/15/2039	427,101 (d)(g)
7,161,556	Series 2024-MF, Class D, (1 mo. USD Term SOFR + 2.69%), 6.34%, due 2/15/2039	7,188,412 (d)(g)
5,523,000	Series 2024-XL5, Class D, (1 mo. USD Term SOFR + 2.69%), 6.34%, due 3/15/2041	5,526,452 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$7,046,616	Series 2024-GPA2, Class C, (1 mo. USD Term SOFR + 2.19%), 5.85%, due 11/15/2041	$7,059,828 (d)(g)
3,659,069	Series 2025-JDI, Class C, (1 mo. USD Term SOFR + 1.75%), 5.40%, due 11/15/2042	3,661,356 (d)(g)
1,289,344	Series 2025-JDI, Class D, (1 mo. USD Term SOFR + 2.40%), 6.05%, due 11/15/2042	1,290,956 (d)(g)
6,218,000	Series 2026-XL6, Class D, (1 mo. USD Term SOFR + 2.10%), 5.75%, due 3/15/2043	6,186,910 (d)(g)
BX Trust
7,992,592	Series 2025-ROIC, Class D, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 3/15/2030	7,977,606 (d)(g)
9,726,000	Series 2024-BIO, Class C, (1 mo. USD Term SOFR + 2.64%), 6.29%, due 2/15/2041	9,665,212 (d)(g)
9,534,552	Series 2024-VLT4, Class E, (1 mo. USD Term SOFR + 2.89%), 6.54%, due 6/15/2041	9,391,858 (d)(g)
5,000,000	Series 2019-OC11, Class E, 4.08%, due 12/9/2041	4,579,339 (d)(e)
7,275,000	Series 2025-GW, Class D, (1 mo. USD Term SOFR + 2.75%), 6.41%, due 7/15/2042	7,284,094 (d)(g)
10,943,000	Series 2025-ARIA, Class C, 5.70%, due 12/13/2042	10,976,419 (d)(e)
9,761,000	Series 2025-VLT7, Class D, (1 mo. USD Term SOFR + 3.25%), 6.90%, due 7/15/2044	9,748,799 (d)(g)
10,842,000	Series 2025-VOLT, Class D, (1 mo. USD Term SOFR + 2.75%), 6.40%, due 12/15/2044	10,797,954 (d)(g)
4,150,000	BXP Trust, Series 2017-GM, Class D, 3.54%, due 6/13/2039	4,055,458 (d)(e)
CHI Commercial Mortgage Trust
11,758,000	Series 2025-110W, Class D, 6.63%, due 12/13/2040	11,528,759 (d)(e)
6,017,000	Series 2025-SFT, Class B, 6.07%, due 4/15/2042	6,096,433 (d)(e)
1,835,000	Series 2025-SFT, Class C, 6.82%, due 4/15/2042	1,877,141 (d)(e)
7,315,000	Series 2025-SFT, Class D, 7.57%, due 4/15/2042	7,436,235 (d)(e)
Citigroup Commercial Mortgage Trust
2,425,000	Series 2023-PRM3, Class C, 6.57%, due 7/10/2028	2,470,123 (d)(e)
2,776,000	Series 2023-SMRT, Class C, 6.05%, due 6/12/2040	2,790,273 (d)(e)
COMM Mortgage Trust
572,000	Series 2025-167G, Class E, 8.47%, due 8/10/2040	567,487 (d)(e)
3,733,000	Series 2024-CBM, Class D, 8.19%, due 12/10/2041	3,810,081 (d)(e)
2,900,000	CONE Trust, Series 2024-DFW1, Class D, (1 mo. USD Term SOFR + 3.04%), 6.69%, due 8/15/2041	2,873,753 (d)(g)
4,793,000	DC Office Trust, Series 2019-MTC, Class D, 3.17%, due 9/15/2045	4,140,339 (d)(e)
3,950,000	ELM Trust, Series 2024-ELM, Class D15, 6.90%, due 6/10/2039	3,946,271 (d)(e)
Federal Home Loan Mortgage Corp. Multiclass Certificates
61,820,000	Series 2020-RR03, Class X1, 1.71%, due 7/27/2028	1,868,800 (h)
27,400,000	Series 2020-RR02, Class DX, 1.82%, due 9/27/2028	967,447 (e)(h)
64,987,812	Series 2020-RR04, Class X, 2.13%, due 2/27/2029	2,807,876 (e)(h)
18,835,000	Series 2020-RR02, Class CX, 1.27%, due 3/27/2029	563,873 (e)(h)
2,314,172	Federal Home Loan Mortgage Corp. Multifamily Structured Credit Risk, Series 2024-MN8, Class M1, (30 day USD SOFR Average + 2.85%), 6.50%, due 5/25/2044	2,327,532 (d)(g)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
70,984,000	Series K083, Class XAM, 0.19%, due 10/25/2028	197,612 (e)(h)
77,922,000	Series K085, Class XAM, 0.20%, due 10/25/2028	201,421 (e)(h)
GS Mortgage Securities Trust
3,237,000	Series 2016-GS2, Class C, 4.73%, due 5/10/2049	3,098,921 (e)
2,360,000	Series 2019-GC42, Class B, 3.36%, due 9/10/2052	2,080,558
3,284,000	Series 2019-GC42, Class C, 3.83%, due 9/10/2052	2,722,552 (e)
Hudson Yards Mortgage Trust
6,032,000	Series 2025-SPRL, Class D, 6.55%, due 1/13/2040	6,183,121 (d)(e)
3,116,000	Series 2025-SPRL, Class E, 6.90%, due 1/13/2040	3,207,781 (d)(e)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$6,413,000	INTOWN Mortgage Trust, Series 2025-STAY, Class C, (1 mo. USD Term SOFR + 2.25%), 5.91%, due 3/15/2042	$6,412,998 (d)(g)
IP Mortgage Trust
3,899,000	Series 2025-IP, Class D, 6.53%, due 6/10/2042	3,937,072 (d)(e)
3,277,000	Series 2025-IP, Class E, 7.07%, due 6/10/2042	3,320,092 (d)(e)
1,193,806	Series 2025-IP, Class F, 7.97%, due 6/10/2042	1,211,223 (d)(e)
7,926,044	IRV Trust, Series 2025-200P, Class C, 5.92%, due 3/14/2047	7,919,875 (d)(e)
JP Morgan Chase Commercial Mortgage Securities Trust
6,038,000	Series 2022-OPO, Class D, 3.56%, due 1/5/2039	4,594,918 (d)(e)
346,000	Series 2022-OPO, Class C, 3.56%, due 1/5/2039	275,935 (d)(e)
1,400,000	LEX Trust, Series 2026-450, Class D, (1 mo. USD Term SOFR + 2.35%), 6.00%, due 3/15/2043	1,387,218 (d)(g)
MAD Commercial Mortgage Trust
5,500,000	Series 2025-11MD, Class D, 6.57%, due 10/15/2042	5,559,009 (d)(e)
6,200,000	Series 2025-11MD, Class E, 7.57%, due 10/15/2042	6,207,375 (d)(e)
7,703,000	Manhattan West Mortgage Trust, Series 2020-1MW, Class D, 2.41%, due 9/10/2039	7,377,203 (d)(e)
4,042,000	MED Commercial Mortgage Trust, Series 2024-MOB, Class C, (1 mo. USD Term SOFR + 2.29%), 5.95%, due 5/15/2041	3,907,394 (d)(g)
Morgan Stanley Bank of America Merrill Lynch Trust
1,341,000	Series 2017-C33, Class C, 4.56%, due 5/15/2050	1,274,513 (e)
5,156,000	Series 2025-5C1, Class C, 6.86%, due 3/15/2058	5,286,724 (e)
3,860,000	Series 2025-C35, Class C, 6.35%, due 8/15/2058	3,892,507 (e)
Morgan Stanley Capital I Trust
1,291,000	Series 2017-H1, Class B, 4.08%, due 6/15/2050	1,264,330
2,504,550	Series 2017-H1, Class C, 4.28%, due 6/15/2050	2,381,451 (e)
1,301,000	Series 2018-H4, Class C, 5.22%, due 12/15/2051	1,216,369 (e)
NXPT Commercial Mortgage Trust
2,420,000	Series 2024-STOR, Class C, 5.15%, due 11/5/2041	2,391,867 (d)(e)
3,743,616	Series 2024-STOR, Class D, 5.84%, due 11/5/2041	3,728,746 (d)(e)
NYC Commercial Mortgage Trust
4,651,000	Series 2025-3BP, Class C, (1 mo. USD Term SOFR + 1.89%), 5.55%, due 2/15/2042	4,645,186 (d)(g)
5,166,000	Series 2025-3BP, Class D, (1 mo. USD Term SOFR + 2.44%), 6.10%, due 2/15/2042	5,172,457 (d)(g)
One Market Plaza Trust
2,585,000	Series 2017-1MKT, Class B, 3.85%, due 2/10/2032	2,462,175 (d)
2,807,000	Series 2017-1MKT, Class C, 4.02%, due 2/10/2032	2,652,575 (d)
2,476,000	Series 2017-1MKT, Class D, 4.15%, due 2/10/2032	2,308,835 (d)
6,725,000	ONNI Commercial Mortgage Trust, Series 2024-APT, Class C, 6.64%, due 7/15/2039	6,817,317 (d)(e)
5,189,000	ORL Trust, Series 2024-GLKS, Class D, (1 mo. USD Term SOFR + 2.79%), 6.45%, due 12/15/2039	5,205,216 (d)(g)
9,430,000	PRM Trust, Series 2025-PRM6, Class E, 6.80%, due 7/5/2033	9,413,400 (d)(e)
14,793,000	ROCK Trust, Series 2024-CNTR, Class D, 7.11%, due 11/13/2041	15,484,027 (d)
SFO Commercial Mortgage Trust
5,365,000	Series 2021-555, Class B, (1 mo. USD Term SOFR + 1.61%), 5.27%, due 5/15/2038	5,358,294 (d)(g)
3,810,000	Series 2021-555, Class C, (1 mo. USD Term SOFR + 1.91%), 5.57%, due 5/15/2038	3,790,950 (d)(g)
6,077,000	Series 2021-555, Class D, (1 mo. USD Term SOFR + 2.51%), 6.17%, due 5/15/2038	6,031,815 (d)(g)
6,900,000	SLG Office Trust, Series 2026-OMA, Class D, 5.79%, due 4/15/2041	6,950,628 (d)(e)
7,187,163	SMRT Commercial Mortgage Trust, Series 2022-MINI, Class E, (1 mo. USD Term SOFR + 2.70%), 6.36%, due 1/15/2039	7,169,195 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Commercial Mortgage-Backed – cont'd
$3,121,000	TCO Commercial Mortgage Trust, Series 2024-DPM, Class C, (1 mo. USD Term SOFR + 1.99%), 5.65%, due 12/15/2039	$3,124,901 (d)(g)
	TRTX Issuer Ltd.
4,876,000	Series 2025-FL7, Class C, (1 mo. USD Term SOFR + 2.20%), 5.86%, due 6/18/2043	4,875,993 (d)(g)
4,660,000	Series 2025-FL7, Class D, (1 mo. USD Term SOFR + 2.65%), 6.31%, due 6/18/2043	4,657,642 (d)(g)
2,069,000	Series 2025-FL7, Class E, (1 mo. USD Term SOFR + 3.25%), 6.91%, due 6/18/2043	2,072,908 (d)(g)
	Wells Fargo Commercial Mortgage Trust
2,914,000	Series 2024-1CHI, Class D, 6.93%, due 7/15/2035	2,932,707 (d)(e)
1,730,000	Series 2016-NXS6, Class C, 4.45%, due 11/15/2049	1,686,682 (e)
2,770,000	Series 2017-C39, Class C, 4.12%, due 9/15/2050	2,536,839
5,086,000	Series 2025-5C3, Class C, 6.23%, due 1/15/2058	5,096,983 (e)
	WF-RBS Commercial Mortgage Trust
102,868,000	Series 2013-C14, Class XB, 0.10%, due 6/15/2046	1,029 (e)(h)
1,496,269	Series 2014-C22, Class XA, 0.38%, due 9/15/2057	232 (e)(h)
		467,889,823
Federal Home Loan Mortgage Corp. 4.5%
	Pass-Through Certificates
41,180,354	2.50%, due 9/1/2051 - 10/1/2052	34,665,317
27,649,354	3.00%, due 11/1/2050 - 9/1/2052	24,307,621
21,284,654	3.50%, due 5/1/2052 - 8/1/2053	19,392,724
14,156,645	4.00%, due 9/1/2052 - 12/1/2052	13,349,816
16,659,787	4.50%, due 8/1/2052 - 3/1/2056	16,073,756
82,285,098	5.00%, due 10/1/2052 - 1/1/2056	81,325,154
108,943,112	5.50%, due 11/1/2052 - 3/1/2056	109,956,673
64,598,617	6.00%, due 12/1/2052 - 11/1/2055	66,457,977 (i)
		365,529,038
Federal National Mortgage Association 7.7%
	Pass-Through Certificates
55,582,954	2.50%, due 5/1/2051 - 7/1/2053	46,882,128
82,755,643	3.00%, due 6/1/2050 - 3/1/2053	72,678,215
58,812,700	3.50%, due 8/1/2051 - 9/1/2052	53,758,042
48,432,463	4.00%, due 2/1/2052 - 2/1/2054	45,589,429
92,011,821	4.50%, due 7/1/2052 - 3/1/2055	88,784,456
104,676,946	5.00%, due 8/1/2052 - 2/1/2056	103,438,411
142,043,223	5.50%, due 12/1/2052 - 2/1/2056	143,308,523
66,160,670	6.00%, due 1/1/2053 - 10/1/2055	68,067,931
		622,507,135
Government National Mortgage Association 2.7%
	Pass-Through Certificates
180	7.00%, due 8/15/2032	187
17,575,000	4.50%, TBA, 30 Year Maturity	16,946,144 (j)
113,125,000	5.00%, TBA, 30 Year Maturity	112,134,151 (j)
89,435,000	5.50%, TBA, 30 Year Maturity	90,063,480 (j)
		219,143,962

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Uniform Mortgage-Backed Securities 14.4%
Pass-Through Certificates
$50,650,000	3.50%, TBA, 30 Year Maturity	$46,098,406 (j)
51,185,000	4.00%, TBA, 30 Year Maturity	47,995,942 (j)
256,665,000	4.50%, TBA, 30 Year Maturity	246,861,852 (j)
288,975,000	5.00%, TBA, 30 Year Maturity	284,666,452 (j)
365,850,000	5.50%, TBA, 30 Year Maturity	367,669,866 (j)
168,850,000	6.00%, TBA, 30 Year Maturity	172,367,573 (j)
1,165,660,091
Total Mortgage-Backed Securities (Cost $3,775,444,198)		3,737,513,860
Asset-Backed Securities 12.3%
Automobiles 1.2%
170,000	Ally Auto Receivables Trust, Series 2026-1, Class A2, 3.91%, due 11/15/2028	169,743
Ally Bank Auto Credit-Linked Notes
350,482	Series 2024-A, Class D, 6.32%, due 5/17/2032	355,158 (d)
1,063,260	Series 2024-A, Class E, 7.92%, due 5/17/2032	1,083,563 (d)
378,860	Series 2024-B, Class C, 5.22%, due 9/15/2032	381,226 (d)
1,598,014	Series 2024-B, Class E, 6.68%, due 9/15/2032	1,605,973 (d)
3,836,666	Series 2025-A, Class D, 4.99%, due 6/15/2033	3,839,572 (d)
3,423,000	Avis Budget Rental Car Funding AESOP LLC, Series 2023-1A, Class C, 6.23%, due 4/20/2029	3,468,668 (d)
968,832	Bayview Opportunity Master Fund VII LLC, Series 2024-CAR1, Class C, (30 day USD SOFR Average + 1.50%), 5.15%, due 12/26/2031	972,134 (d)(g)
305,000	BMW Vehicle Lease Trust, Series 2026-1, Class A2A, 4.03%, due 7/25/2028	304,806
159,000	BofA Auto Trust, Series 2026-1A, Class A2A, 4.10%, due 11/15/2028	159,031 (d)
Bridgecrest Lending Auto Securitization Trust
6,190,000	Series 2025-4, Class D, 5.41%, due 8/15/2031	6,241,571
500,000	Series 2026-1, Class D, 4.99%, due 11/17/2031	496,744
16,508	Capital One Prime Auto Receivables Trust, Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.32%), 3.96%, due 10/15/2027	16,508 (g)
CarMax Auto Owner Trust
31,228	Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.45%), 4.09%, due 12/15/2027	31,231 (g)
436,274	Series 2025-3, Class A2B, (30 day USD SOFR Average + 0.37%), 4.01%, due 8/15/2028	436,348 (g)
183,000	Series 2026-2, Class A2A, 4.11%, due 8/15/2029	183,105
262,495	Chase Auto Credit Linked Notes, Series 2025-1, Class B, 4.75%, due 2/25/2033	263,210 (d)
Exeter Automobile Receivables Trust
14,653,000	Series 2025-1A, Class D, 5.49%, due 5/15/2031	14,828,725
500,000	Series 2026-1A, Class D, 5.00%, due 5/17/2032	495,044
Exeter Select Automobile Receivables Trust
500,000	Series 2025-2, Class A3, 4.43%, due 8/15/2030	500,090
4,656,000	Series 2025-2, Class C, 4.91%, due 12/15/2031	4,664,720
Ford Credit Auto Owner Trust
78,268	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.04%, due 8/15/2027	78,277 (g)
137,201	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.41%), 4.05%, due 12/15/2027	137,246 (g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
$603,000	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.36%), 4.00%, due 9/15/2028	$602,772 (g)
300,000	Series 2024-C, Class A3, 4.07%, due 7/15/2029	300,168
GLS Auto Receivables Issuer Trust
334,000	Series 2025-2A, Class A3, 4.75%, due 1/16/2029	335,195 (d)
3,479,000	Series 2025-2A, Class D, 5.59%, due 1/15/2031	3,528,228 (d)
GLS Auto Select Receivables Trust
447,135	Series 2025-3A, Class A2, 4.46%, due 10/15/2030	447,340 (d)
2,771,000	Series 2024-4A, Class D, 5.28%, due 10/15/2031	2,772,344 (d)
GM Financial Consumer Automobile Receivables Trust
31,390	Series 2024-4, Class A2B, (30 day USD SOFR Average + 0.40%), 4.04%, due 10/18/2027	31,391 (g)
190,000	Series 2026-2, Class A2A, 4.05%, due 5/16/2029	190,107
118,008	Harley-Davidson Motorcycle Trust, Series 2025-A, Class A2A, 4.71%, due 7/17/2028	118,195
Huntington Bank Auto Credit-Linked Notes
3,303,241	Series 2024-1, Class B1, 6.15%, due 5/20/2032	3,347,111 (d)
458,308	Series 2024-2, Class B2, (30 day USD SOFR Average + 1.35%), 4.99%, due 10/20/2032	458,946 (d)(g)
1,085,676	Series 2024-2, Class C, (30 day USD SOFR Average + 2.60%), 6.24%, due 10/20/2032	1,088,854 (d)(g)
Hyundai Auto Receivables Trust
89,129	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.40%), 4.04%, due 9/15/2027	89,138 (g)
128,012	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.34%), 3.98%, due 12/15/2027	128,029 (g)
567,976	Series 2025-C, Class A2B, (30 day USD SOFR Average + 0.35%), 3.99%, due 7/17/2028	567,782 (g)
123,000	Nissan Auto Lease Trust, Series 2026-A, Class A2A, 3.90%, due 5/15/2028	122,843
Nissan Auto Receivables Owner Trust
32,640	Series 2024-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.02%, due 6/15/2027	32,641 (g)
603,000	Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.38%), 4.02%, due 7/17/2028	603,065 (g)
338,000	PenFed Auto Receivables Owner Trust, Series 2025-A, Class A3, 4.03%, due 7/15/2030	336,878 (d)
15,813,000	Santander Drive Auto Receivables Trust, Series 2025-1, Class D, 5.43%, due 3/17/2031	15,955,406
2,214,000	SCCU Auto Receivables Trust, Series 2025-1A, Class C, 5.08%, due 2/17/2032	2,207,735 (d)
685,000	SFS Auto Receivables Securitization Trust, Series 2026-1A, Class A2B, (30 day USD SOFR Average + 0.46%), 4.10%, due 8/20/2029	685,394 (d)(g)
305,000	Stellantis Financial Underwritten Enhanced Lease Trust, Series 2026-AA, Class A2A, 4.21%, due 1/22/2029	304,750 (d)(k)
Toyota Auto Receivables Owner Trust
43,228	Series 2024-D, Class A2B, (30 day USD SOFR Average + 0.39%), 4.03%, due 8/16/2027	43,232 (g)
143,952	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.97%, due 11/15/2027	143,949 (g)
300,000	Series 2026-B, Class A2A, 4.04%, due 2/15/2029	299,959
501,050	Toyota Lease Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.34%), 3.98%, due 5/22/2028	501,127 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Automobiles – cont'd
U.S. Bank NA
$1,005,058	Series 2023-1, Class B, 6.79%, due 8/25/2032	$1,012,873 (d)
5,468,547	Series 2026-RVM1, Class B1, 4.96%, due 12/25/2046	5,414,412 (d)
546,964	Volkswagen Auto Lease Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.37%), 4.01%, due 4/20/2028	547,186 (g)
Volkswagen Auto Loan Enhanced Trust
71,784	Series 2024-1, Class A2B, (30 day USD SOFR Average + 0.36%), 4.00%, due 11/22/2027	71,809 (g)
123,657	Series 2025-1, Class A2B, (30 day USD SOFR Average + 0.44%), 4.08%, due 1/20/2028	123,692 (g)
603,000	Series 2025-2, Class A2B, (30 day USD SOFR Average + 0.37%), 4.01%, due 8/21/2028	602,998 (g)
Westlake Automobile Receivables Trust
500,000	Series 2025-1A, Class D, 5.54%, due 11/15/2030	506,278 (d)
9,527,000	Series 2025-2A, Class D, 5.08%, due 5/15/2031	9,549,086 (d)
500,000	Series 2026-1A, Class D, 4.75%, due 7/15/2031	495,536 (d)
146,247	World Omni Auto Receivables Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.97%, due 4/17/2028	146,242 (g)
132,462	World Omni Automobile Lease Securitization Trust, Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.39%), 4.03%, due 12/15/2027	132,490 (g)
94,557,874
Credit Card 0.0%‡
275,000	Citibank Credit Card Issuance Trust, Series 2017-A6, Class A6, (1 mo. USD Term SOFR + 0.88%), 4.53%, due 5/14/2029	276,719 (g)
Evergreen Credit Card Trust
560,000	Series 2024-1A, Class A, (Secured Overnight Financing Rate + 0.68%), 4.33%, due 7/15/2028	560,491 (d)(g)
595,000	Series 2025-1A, Class A, (Secured Overnight Financing Rate + 0.59%), 4.23%, due 10/15/2029	596,542 (d)(g)
1,433,752
Home Equity 0.8%
JP Morgan Mortgage Trust
1,336,467	Series 2023-HE2, Class M1, (30 day USD SOFR Average + 2.25%), 5.89%, due 3/20/2054	1,341,320 (d)(g)
2,077,505	Series 2023-HE3, Class M1, (30 day USD SOFR Average + 2.10%), 5.74%, due 5/20/2054	2,088,098 (d)(g)
514,582	Series 2023-HE3, Class M2, (30 day USD SOFR Average + 2.50%), 6.14%, due 5/20/2054	517,497 (d)(g)
1,850,948	Series 2024-HE1, Class M1, (30 day USD SOFR Average + 2.00%), 5.64%, due 8/25/2054	1,861,806 (d)(g)
1,378,768	Series 2024-HE1, Class M2, (30 day USD SOFR Average + 2.40%), 6.04%, due 8/25/2054	1,387,507 (d)(g)
467,493	Series 2024-HE2, Class A1, (30 day USD SOFR Average + 1.20%), 4.84%, due 10/20/2054	467,789 (d)(g)
583,814	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.15%), 4.79%, due 7/20/2055	583,432 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Home Equity – cont'd
$1,901,441	Series 2025-HE3, Class A1, (30 day USD SOFR Average + 1.35%), 4.99%, due 3/20/2056	$1,907,433 (d)(g)
6,045,000	Series 2025-HE3, Class M1, (30 day USD SOFR Average + 1.45%), 5.09%, due 3/20/2056	6,052,594 (d)(g)
5,781,000	Series 2025-HE3, Class M2, (30 day USD SOFR Average + 1.70%), 5.34%, due 3/20/2056	5,810,034 (d)(g)
6,595,000	Series 2025-HE3, Class M3, (30 day USD SOFR Average + 2.10%), 5.74%, due 3/20/2056	6,613,429 (d)(g)
OBX Trust
3,897,253	Series 2025-HE1, Class A1, (30 day USD SOFR Average + 1.60%), 5.25%, due 2/25/2055	3,913,660 (d)(g)
1,874,000	Series 2025-HE1, Class M1, (30 day USD SOFR Average + 1.90%), 5.55%, due 2/25/2055	1,884,595 (d)(g)
RCKT Mortgage Trust
2,043,626	Series 2025-CES10, Class A1A, 4.89%, due 11/25/2055	2,032,861 (d)
6,190,318	Series 2025-CES11, Class A1A, 4.97%, due 11/25/2055	6,161,689 (d)
6,067,618	Series 2025-CES11, Class A1B, 5.12%, due 11/25/2055	6,040,863 (d)
2,315,000	Series 2025-CES10, Class A2, 5.16%, due 11/25/2055	2,298,272 (d)
1,724,000	Series 2025-CES11, Class A2, 5.23%, due 11/25/2055	1,710,768 (d)
5,775,000	Series 2025-CES10, Class A3, 5.31%, due 11/25/2055	5,733,352 (d)
1,950,000	Series 2025-CES11, Class A3, 5.38%, due 11/25/2055	1,938,086 (d)
956,419	Series 2026-CES1, Class A1A, 4.83%, due 1/25/2056	948,480 (d)
Towd Point Mortgage Trust
496,555	Series 2024-CES1, Class A1A, 5.85%, due 1/25/2064	497,475 (d)
600,832	Series 2024-CES1, Class A1B, 6.05%, due 1/25/2064	602,458 (d)
62,393,498
Other 10.3%
3,000,000	1988 CLO 1 Ltd., Series 2022-1A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 10/15/2039	2,954,353 (d)(g)
1,500,000	1988 CLO 2 Ltd., Series 2023-2A, Class ER, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 4/15/2038	1,421,482 (d)(g)
5,897,130	AASET Trust, Series 2025-1A, Class A, 5.94%, due 2/16/2050	5,946,200 (d)
1,000,000	AB BSL CLO 5 Ltd., Series 2024-5A, Class E, (3 mo. USD Term SOFR + 6.10%), 9.78%, due 1/20/2038	983,110 (d)(g)
6,000,000	AGL CLO 15 Ltd., Series 2021-15A, Class D1R, (3 mo. USD Term SOFR + 2.60%), 6.28%, due 1/20/2039	5,982,661 (d)(g)
1,570,000	AGL CLO 33 Ltd., Series 2024-33A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.02%, due 7/21/2037	1,573,870 (d)(g)
AIMCO CLO
1,000,000	Series 2018-AA, Class ER, (3 mo. USD Term SOFR + 5.25%), 8.93%, due 10/17/2037	988,046 (d)(g)
1,000,000	Series 2017-AA, Class D1R2, (3 mo. USD Term SOFR + 2.40%), 6.08%, due 1/20/2038	996,450 (d)(g)
2,000,000	AIMCO CLO 23 Ltd., Series 2025-23A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.08%, due 4/20/2038	2,007,998 (d)(g)
3,000,000	American Airlines Pass Through Trust, 5.61%, due 4/15/2031	2,966,572
1,000,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class C, 5.55%, due 1/21/2031	1,012,979 (d)
2,000,000	Apidos CLO LII Ltd., Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.40%), 6.08%, due 4/20/2038	1,996,760 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
Apidos CLO LV
	$3,500,000	Series 2025-55A, Class A1, (3 mo. USD Term SOFR + 1.21%), 4.89%, due 1/20/2039	$3,502,378 (d)(g)
	1,875,000	Series 2025-55A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.28%, due 1/20/2039	1,855,475 (d)(g)
	4,000,000	Apidos CLO XLVI Ltd., Series 2023-46A, Class A1R, (3 mo. USD Term SOFR + 1.20%), 4.87%, due 10/24/2038	4,002,793 (d)(g)
	2,650,000	ARES LVI CLO Ltd., Series 2020-56A, Class D1R2, (3 mo. USD Term SOFR + 2.85%), 6.52%, due 1/25/2038	2,650,761 (d)(g)
EUR	1,350,000	Armada Euro CLO VI DAC, Series 6A, Class DR, (3 mo. EUR EURIBOR + 2.70%), 4.69%, due 4/15/2039	1,576,545 (d)(g)
EUR	1,100,000	Avoca CLO XXXIV DAC, Series 34A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.52%, due 1/15/2038	1,298,060 (d)(g)
EUR	4,400,000	Avoca CLO XXXV DAC, Series 35A, Class D, (3 mo. EUR EURIBOR + 2.60%), 4.80%, due 4/15/2039	5,146,501 (d)(g)
Bain Capital Credit CLO Ltd.
	$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/23/2037	1,990,182 (d)(g)
	1,500,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.45%), 9.12%, due 7/23/2038	1,500,271 (d)(g)
	1,000,000	Series 2025-4A, Class E, (3 mo. USD Term SOFR + 4.95%), 8.63%, due 1/17/2039	992,732 (d)(g)
	5,625,000	Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.13%, due 4/26/2039	5,609,944 (d)(g)
	1,000,000	Ballyrock CLO 14 Ltd., Series 2020-14A, Class C1R, (3 mo. USD Term SOFR + 3.00%), 6.68%, due 7/20/2037	988,744 (d)(g)
	1,000,000	Ballyrock CLO 26 Ltd., Series 2024-26A, Class D, (3 mo. USD Term SOFR + 6.10%), 9.77%, due 7/25/2037	985,585 (d)(g)
Barings CLO Ltd.
	2,750,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.68%, due 3/31/2038	2,736,832 (d)(g)
	3,200,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.75%), 9.43%, due 7/20/2038	3,200,149 (d)(g)
	1,800,000	Series 2025-5A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 10/15/2038	1,791,990 (d)(g)
	5,200,000	Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.76%, due 4/15/2039	5,236,847 (d)(g)
	1,500,000	Benefit Street Partners CLO 43 Ltd., Series 2025-43A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.38%, due 10/20/2038	1,475,337 (d)(g)
	1,000,000	Benefit Street Partners CLO 44 Ltd., Series 2025-44A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.37%, due 1/15/2039	986,487 (d)(g)
	4,500,000	Benefit Street Partners CLO 47 Ltd., Series 2026-47A, Class D1, (3 mo. USD Term SOFR + 2.30%), 5.97%, due 4/15/2039	4,500,225 (d)(g)
	2,500,000	Benefit Street Partners CLO XVII Ltd., Series 2019-17A, Class D1R2, (3 mo. USD Term SOFR + 3.15%), 6.82%, due 10/15/2037	2,507,975 (d)(g)
	1,000,000	Benefit Street Partners CLO XX Ltd., Series 2020-20A, Class ERR, (3 mo. USD Term SOFR + 4.90%), 8.57%, due 10/15/2038	984,708 (d)(g)
BlackRock European CLO XVI DAC
EUR	3,000,000	Series 16A, Class D, (3 mo. EUR EURIBOR + 3.05%), 5.11%, due 1/15/2039	3,529,518 (d)(g)
EUR	2,750,000	Series 16A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.46%, due 1/15/2039	3,256,395 (d)(g)
	$6,350,000	Blue Stream Issuer LLC, Series 2024-1A, Class A2, 5.41%, due 11/20/2054	6,395,758 (d)
EUR	2,250,000	Bridgepoint CLO VI DAC, Series 6A, Class DR, (3 mo. EUR EURIBOR + 3.05%), 5.25%, due 3/15/2038	2,622,639 (d)(g)
Business Jet Securities LLC
	$3,797,121	Series 2024-1A, Class A, 6.20%, due 5/15/2039	3,853,603 (d)
	1,251,432	Series 2024-1A, Class C, 9.13%, due 5/15/2039	1,274,168 (d)
	3,330,718	Series 2024-2A, Class B, 5.75%, due 9/15/2039	3,306,242 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
Canyon CLO Ltd.
	$500,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 4/15/2038	$502,309 (d)(g)
	1,125,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 4/15/2038	1,106,635 (d)(g)
	3,000,000	Series 2025-3A, Class D1, (3 mo. USD Term SOFR + 2.70%), 6.41%, due 1/15/2039	3,022,432 (d)(g)
	3,300,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.71%, due 1/15/2039	3,229,936 (d)(g)
Castlelake Aircraft Structured Trust
	4,520,695	Series 2025-1A, Class C, 7.75%, due 2/15/2050	4,503,876 (d)
	4,848,389	Series 2025-2A, Class A, 5.47%, due 8/15/2050	4,845,101 (d)
	5,214,000	Series 2026-2A, Class A, 5.33%, due 4/15/2051	5,213,936 (d)(k)
CCG Receivables Trust
	19,936	Series 2023-1, Class A2, 5.82%, due 9/16/2030	19,973 (d)
	866,050	Series 2025-1, Class A2, 4.48%, due 10/14/2032	868,671 (d)
Centersquare Issuer LLC
	6,461,538	Series 2025-4A, Class A2, 5.20%, due 8/25/2055	6,008,790
	4,000,000	Series 2025-7A, Class A2, 5.80%, due 12/27/2055	3,834,754
EUR	1,600,000	CIFC European Funding CLO VIII DAC, Series 8A, Class D, (3 mo. EUR EURIBOR + 2.95%), 5.15%, due 4/15/2039	1,891,057 (d)(g)
CIFC Funding Ltd.
	$2,000,000	Series 2024-4A, Class D1, (3 mo. USD Term SOFR + 2.95%), 6.63%, due 10/16/2037	2,009,808 (d)(g)
	3,500,000	Series 2015-4A, Class D1R3, (3 mo. USD Term SOFR + 2.60%), 6.28%, due 1/17/2039	3,492,150 (d)(g)
	2,350,000	Series 2023-3A, Class D1R, (3 mo. USD Term SOFR + 2.40%), 6.06%, due 1/20/2039	2,339,449 (d)(g)
	3,435,000	Cloud Capital Holdco LP, Series 2024-1A, Class A2, 5.78%, due 11/22/2049	3,444,512 (d)
	1,500,000	Clover CLO LLC, Series 2020-1A, Class DRR, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 7/15/2037	1,477,525 (d)(g)
CNH Equipment Trust
	59,125	Series 2024-C, Class A2B, (30 day USD SOFR Average + 0.42%), 4.06%, due 2/18/2028	59,132 (g)
	112,539	Series 2025-A, Class A2B, (30 day USD SOFR Average + 0.33%), 3.97%, due 8/15/2028	112,574 (g)
Compass Datacenters Issuer II LLC
	3,335,000	Series 2024-1A, Class A1, 5.25%, due 2/25/2049	3,339,372 (d)
	2,712,000	Series 2024-1A, Class A2, 5.75%, due 2/25/2049	2,730,144 (d)
	2,760,000	Series 2024-1A, Class B, 7.00%, due 2/25/2049	2,794,217 (d)
	7,780,000	Series 2024-2A, Class A1, 5.02%, due 8/25/2049	7,771,005 (d)
Compass Datacenters Issuer III LLC
	7,837,000	Series 2026-1A, Class A22, 5.29%, due 2/25/2056	7,790,789 (d)
	5,886,000	Series 2026-1A, Class A23, 5.44%, due 2/25/2056	5,833,544 (d)
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC
	10,519,000	Series 2025-1A, Class A2, 6.00%, due 5/20/2055	10,687,251 (d)
	6,600,000	Series 2025-1A, Class C, 9.41%, due 5/20/2055	6,916,008 (d)
	3,837,000	Series 2026-1A, Class B, 5.42%, due 3/20/2056	3,786,749 (d)
	3,000,000	Crown City CLO III, Series 2021-1A, Class C, (3 mo. USD Term SOFR + 3.56%), 7.24%, due 7/20/2034	2,909,127 (d)(g)
	1,500,000	Crown City CLO VI, Series 2024-6A, Class D1, (3 mo. USD Term SOFR + 3.50%), 7.17%, due 7/15/2037	1,508,700 (d)(g)
EUR	4,000,000	CVC Cordatus Loan Fund XVI DAC, Series 16A, Class DR, (3 mo. EUR EURIBOR + 2.70%), 4.74%, due 3/17/2039	4,676,201 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
EUR	2,000,000	CVC Cordatus Loan Fund XXXVII DAC, Series 37A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.43%, due 1/15/2040	$2,355,524 (d)(g)
CyrusOne Data Centers Issuer I LLC
	$2,650,000	Series 2023-1A, Class A2, 4.30%, due 4/20/2048	2,586,054 (d)
	2,422,000	Series 2023-2A, Class A2, 5.56%, due 11/20/2048	2,426,709 (d)
	130,000	Series 2024-1A, Class A2, 4.76%, due 3/22/2049	127,018 (d)
	9,990,529	Series 2024-2A, Class A2, 4.50%, due 5/20/2049	9,709,602 (d)
	12,021,000	Series 2024-3A, Class A2, 4.65%, due 5/20/2049	11,448,972 (d)
	74,260	Dell Equipment Finance Trust, Series 2025-1, Class A2, 4.68%, due 7/22/2027	74,416 (d)
	6,000,000	Dewolf Park CLO Ltd., Series 2017-1A, Class D1R2, (3 mo. USD Term SOFR + 2.55%), 6.21%, due 1/22/2039	5,974,453 (d)(g)
	144,823	DLLAD LLC, Series 2025-1A, Class A2, 4.46%, due 11/20/2028	145,243 (d)
	300,000	Dryden 53 CLO Ltd., Series 2017-53A, Class D, (3 mo. USD Term SOFR + 2.66%), 6.33%, due 1/15/2031	298,679 (d)(g)
Eaton Vance CLO Ltd.
	850,000	Series 2015-1A, Class DR, (3 mo. USD Term SOFR + 2.76%), 6.44%, due 1/20/2030	848,777 (d)(g)
	2,000,000	Series 2020-2A, Class D1R2, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 10/15/2037	2,002,612 (d)(g)
Elmwood CLO 44 Ltd.
	1,250,000	Series 2025-7A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.28%, due 10/20/2038	1,256,972 (d)(g)
	1,250,000	Series 2025-7A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.38%, due 10/20/2038	1,244,236 (d)(g)
	5,700,000	Elmwood CLO 48 Ltd., Series 2026-2A, Class D, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 4/20/2039	5,701,368 (d)(g)
	1,500,000	Empower CLO Ltd., Series 2024-2A, Class D, (3 mo. USD Term SOFR + 3.20%), 6.87%, due 7/15/2037	1,503,529 (d)(g)
EUR	6,000,000	Fidelity Grand Harbour CLO 8 DAC, Series 8A, Class D, (3 mo. EUR EURIBOR + 2.65%), 4.86%, due 1/15/2040	7,007,935 (d)(g)
	$3,000,000	Flatiron CLO 20 Ltd., Series 2020-1A, Class D1R2, (3 mo. USD Term SOFR + 2.65%), 6.31%, due 11/20/2038	2,998,821 (d)(g)
	1,000,000	Flatiron RR CLO 27 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 2.90%), 6.58%, due 10/18/2037	1,004,225 (d)(g)
Foundation Finance Trust
	3,733,234	Series 2024-2A, Class B, 4.93%, due 3/15/2050	3,722,989 (d)
	1,236,426	Series 2024-2A, Class C, 5.32%, due 3/15/2050	1,234,022 (d)
	4,369,993	Series 2024-2A, Class D, 6.59%, due 3/15/2050	4,460,512 (d)
	659,869	Series 2025-1A, Class A, 4.95%, due 4/15/2050	659,534 (d)
	2,000,000	Galaxy 31 CLO Ltd., Series 2023-31A, Class ER, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 7/15/2038	1,872,956 (d)(g)
	2,500,000	Galaxy 36 CLO Ltd., Series 2025-36A, Class A1, (3 mo. USD Term SOFR + 1.23%), 4.90%, due 10/15/2038	2,503,740 (d)(g)
	6,000,000	Garnet CLO 5 Ltd., Series 2026-5A, Class D, (3 mo. USD Term SOFR + 2.30%), 6.01%, due 4/20/2039	5,982,619 (d)(g)
GoldenTree Loan Management U.S. CLO 19 Ltd.
	4,000,000	Series 2024-19A, Class AR, (3 mo. USD Term SOFR + 1.15%), 4.83%, due 7/20/2039	3,998,978 (d)(g)
	6,000,000	Series 2024-19A, Class DR, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 7/20/2039	5,973,277 (d)(g)
GoldenTree Loan Management U.S. CLO 27 Ltd.
	4,000,000	Series 2025-27A, Class A, (3 mo. USD Term SOFR + 1.19%), 4.87%, due 1/20/2039	4,000,734 (d)(g)
	3,000,000	Series 2025-27A, Class D, (3 mo. USD Term SOFR + 2.60%), 6.28%, due 1/20/2039	2,989,038 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$3,000,000	Series 2025-27A, Class E, (3 mo. USD Term SOFR + 4.75%), 8.43%, due 1/20/2039	$2,990,026 (d)(g)
	29,879	GreatAmerica Leasing Receivables Funding LLC, Series 2025-1, Class A2, 4.52%, due 10/15/2027	29,943 (d)
GreenSky Home Improvement Issuer Trust
	177,684	Series 2025-1A, Class A2, 5.12%, due 3/25/2060	178,418 (d)
	4,047,698	Series 2025-1A, Class B, 5.39%, due 3/25/2060	4,060,538 (d)
	3,159,834	Series 2025-1A, Class C, 5.69%, due 3/25/2060	3,172,868 (d)
	3,513,000	Series 2025-2A, Class B, 5.07%, due 6/25/2060	3,502,400 (d)
	2,375,000	Series 2025-2A, Class C, 5.26%, due 6/25/2060	2,367,603 (d)
	1,936,000	Series 2025-2A, Class D, 5.56%, due 6/25/2060	1,926,710 (d)
GreenSky Home Improvement Trust
	6,104,461	Series 2024-1, Class B, 5.87%, due 6/25/2059	6,176,380 (d)
	2,019,461	Series 2024-1, Class C, 6.36%, due 6/25/2059	2,052,642 (d)
	5,975,589	Series 2024-1, Class D, 7.33%, due 6/25/2059	6,132,755 (d)
EUR	1,500,000	Harvest CLO XXXVIII DAC, Series 38A, Class D, (3 mo. EUR EURIBOR + 3.00%), 5.07%, due 1/22/2039	1,759,301 (d)(g)
Hilton Grand Vacations Trust
	$573,758	Series 2022-1D, Class D, 6.79%, due 6/20/2034	574,016 (d)
	936,391	Series 2022-2A, Class B, 4.74%, due 1/25/2037	931,672 (d)
	1,309,280	Series 2024-2A, Class B, 5.65%, due 3/25/2038	1,330,359 (d)
	2,626,436	Series 2024-2A, Class C, 5.99%, due 3/25/2038	2,677,569 (d)
	1,586,395	Series 2024-2A, Class D, 6.91%, due 3/25/2038	1,620,898 (d)
	668,817	Series 2024-1B, Class B, 5.99%, due 9/15/2039	679,927 (d)
	585,086	Series 2024-1B, Class D, 8.85%, due 9/15/2039	601,101 (d)
	3,502,526	Series 2025-2A, Class C, 5.12%, due 5/25/2044	3,478,214 (d)
	6,000,000	Honey Hill Park CLO Ltd., Series 2026-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.17%, due 4/24/2039	6,032,035 (d)(g)
HPEFS Equipment Trust
	115,394	Series 2025-1A, Class A2, 4.49%, due 9/20/2032	115,589 (d)
	150,000	Series 2025-2A, Class A2, 4.07%, due 11/22/2032	149,892 (d)
Invesco U.S. CLO Ltd.
	1,000,000	Series 2025-2A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 7/15/2038	957,752 (d)(g)
	2,800,000	Series 2023-3A, Class ER, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 7/15/2038	2,702,696 (d)(g)
	1,000,000	Series 2025-1A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.67%, due 7/15/2038	982,635 (d)(g)
	7,719,000	Island Finance Trust, Series 2025-1A, Class A, 6.54%, due 3/19/2035	7,772,263 (d)
	256,462	John Deere Owner Trust, Series 2025-B, Class A2B, (30 day USD SOFR Average + 0.30%), 3.94%, due 7/17/2028	256,462 (g)
EUR	1,500,000	Kettles Park CLO DAC, Series 1A, Class D, (3 mo. EUR EURIBOR + 3.55%), 5.71%, due 6/24/2039	1,760,475 (d)(g)
	$1,000,000	Kinetic ABS Issuer LLC, Series 2026-1A, Class A2, 5.22%, due 2/25/2056	996,828 (d)
	5,125,000	KKR CLO 62 Ltd., Series 2026-62A, Class D1, (3 mo. USD Term SOFR + 2.55%), 6.21%, due 4/15/2039	5,106,203 (d)(g)
Kubota Credit Owner Trust
	7,498	Series 2024-2A, Class A2, 5.45%, due 4/15/2027	7,503 (d)
	720,134	Series 2025-2A, Class A2, 4.48%, due 4/17/2028	721,801 (d)
	353,000	Series 2026-1A, Class A2, 3.84%, due 1/16/2029	351,570 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
Lightpath Fiber Issuer LLC
$8,908,000	Series 2026-1A, Class A2, 5.60%, due 3/25/2056	$8,929,379 (d)
5,700,000	Series 2026-1A, Class B, 5.89%, due 3/25/2056	5,679,294 (d)
13,844,289	Lyra Music Assets Delaware LP, Series 2025-1A, Class A2, 5.60%, due 9/20/2065	13,915,626 (d)
1,250,000	Magnetite LI Ltd., Series 2025-51A, Class E, (3 mo. USD Term SOFR + 4.60%), 8.27%, due 10/25/2038	1,244,035 (d)(g)
Magnetite LII Ltd.
3,000,000	Series 2025-52A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.10%, due 1/25/2039	2,993,689 (d)(g)
1,625,000	Series 2025-52A, Class E, (3 mo. USD Term SOFR + 4.50%), 8.15%, due 1/25/2039	1,598,652 (d)(g)
6,000,000	Magnetite LV Ltd., Series 2026-55A, Class D, (3 mo. USD Term SOFR + 2.45%), 6.13%, due 4/15/2039	6,039,163 (d)(f)(g)
1,250,000	Magnetite XLVIII Ltd., Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.85%), 8.52%, due 10/15/2038	1,244,248 (d)(g)
4,500,000	Magnetite XXVIII Ltd., Series 2020-28A, Class ERR, (3 mo. USD Term SOFR + 4.70%), 8.37%, due 1/15/2038	4,389,764 (d)(g)
MetroNet Infrastructure Issuer LLC
13,431,000	Series 2025-2A, Class A2, 5.40%, due 8/20/2055	13,537,337 (d)
8,095,000	Series 2025-2A, Class C, 7.83%, due 8/20/2055	8,272,143 (d)
2,000,000	MidOcean Credit CLO XXI, Series 2025-21A, Class D1, (3 mo. USD Term SOFR + 2.80%), 6.48%, due 10/20/2038	2,013,889 (d)(g)
10,000,000	MLB Trust Senior Secured, 4.66%, due 12/10/2030	9,865,059
521,417	MMAF Equipment Finance LLC, Series 2023-A, Class A3, 5.54%, due 12/13/2029	527,858 (d)
MTP ABS Funding LLC
12,439,000	Series 2026-1A, Class A2, 5.20%, due 4/25/2056	12,463,772 (d)(k)
5,516,000	Series 2026-1A, Class B, 5.88%, due 4/25/2056	5,540,348 (d)(k)
MVW LLC
559,883	Series 2020-1A, Class B, 2.73%, due 10/20/2037	556,534 (d)
545,886	Series 2020-1A, Class C, 4.21%, due 10/20/2037	544,262 (d)
880,151	Series 2021-2A, Class B, 1.83%, due 5/20/2039	837,672 (d)
1,306,474	Series 2022-1A, Class B, 4.40%, due 11/21/2039	1,292,506 (d)
1,638,063	Series 2023-2A, Class C, 7.06%, due 11/20/2040	1,676,495 (d)
554,232	Series 2023-2A, Class D, 9.33%, due 11/20/2040	572,238 (d)
2,940,190	Series 2024-2A, Class C, 4.92%, due 3/20/2042	2,893,997 (d)
3,215,913	Series 2025-1A, Class C, 5.75%, due 9/22/2042	3,220,085 (d)
2,279,549	Series 2024-1A, Class B, 5.51%, due 2/20/2043	2,297,782 (d)
1,440,782	Series 2024-1A, Class C, 6.20%, due 2/20/2043	1,462,620 (d)
7,784,000	Series 2026-1A, Class C, 5.36%, due 3/20/2043	7,772,055 (d)
6,729,158	Series 2025-2A, Class C, 4.97%, due 10/20/2044	6,594,580 (d)
5,784,183	NRM FNT1 Excess LLC, Series 2024-FNT1, Class A, 7.40%, due 11/25/2031	5,796,426 (d)
4,000,000	Oaktree CLO Ltd., Series 2025-33A, Class E, (3 mo. USD Term SOFR + 5.10%), 8.78%, due 1/20/2039	3,996,334 (d)(g)
OCP CLO Ltd.
3,000,000	Series 2024-35A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/25/2037	3,015,039 (d)(g)
2,000,000	Series 2017-13A, Class ER2, (3 mo. USD Term SOFR + 5.90%), 9.57%, due 11/26/2037	1,991,962 (d)(g)
3,000,000	Series 2021-21A, Class D1R, (3 mo. USD Term SOFR + 2.65%), 6.33%, due 1/20/2038	3,001,167 (d)(g)
3,500,000	Series 2018-15A, Class ER, (3 mo. USD Term SOFR + 5.10%), 8.78%, due 1/20/2038	3,392,480 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$2,000,000	Series 2025-46A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.40%, due 10/15/2038	$1,973,825 (d)(g)
	3,000,000	Series 2025-48A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.16%, due 12/15/2038	2,994,007 (d)(g)
	4,000,000	Series 2025-48A, Class E, (3 mo. USD Term SOFR + 4.55%), 8.26%, due 12/15/2038	3,949,033 (d)(g)
	4,750,000	Series 2026-49A, Class D1, (3 mo. USD Term SOFR + 2.30%), 5.98%, due 4/16/2039	4,740,016 (d)(g)
	2,000,000	OHA Credit Funding 17-R Ltd., Series 2024-17RA, Class A1, (3 mo. USD Term SOFR + 1.14%), 4.82%, due 4/20/2039	1,998,321 (d)(g)
	6,000,000	OHA Credit Partners VII Ltd., Series 2012-7A, Class D1R4, (3 mo. USD Term SOFR + 2.50%), 6.16%, due 2/20/2038	5,976,799 (d)(g)
	1,000,000	OneMain Financial Issuance Trust, Series 2023-2A, Class A1, 5.84%, due 9/15/2036	1,014,035 (d)
Palmer Square CLO Ltd.
	1,225,000	Series 2024-4A, Class E, (3 mo. USD Term SOFR + 5.00%), 8.67%, due 1/15/2038	1,212,741 (d)(g)
	6,000,000	Series 2025-1A, Class D1, (3 mo. USD Term SOFR + 2.45%), 6.13%, due 4/20/2038	5,986,039 (d)(g)
	5,175,000	Series 2026-1A, Class D, (3 mo. USD Term SOFR + 2.35%), 6.02%, due 4/20/2039	5,199,762 (d)(g)
Palmer Square European CLO DAC
EUR	1,875,000	Series 2023-2A, Class DR, (3 mo. EUR EURIBOR + 3.10%), 5.30%, due 10/15/2038	2,217,163 (d)(g)
EUR	1,875,000	Series 2023-2A, Class ER, (3 mo. EUR EURIBOR + 5.40%), 7.60%, due 10/15/2038	2,206,394 (d)(g)
EUR	4,875,000	Penta CLO 11 DAC, Series 2022-11A, Class DRR, (3 mo. EUR EURIBOR + 2.70%), 4.84%, due 1/15/2039	5,664,341 (d)(g)
EUR	2,000,000	Penta CLO 12 DAC, Series 2022-12A, Class ARR, (3 mo. EUR EURIBOR + 1.28%), 3.30%, due 11/9/2038	2,347,903 (d)(g)
PFS Financing Corp.
	$280,000	Series 2024-E, Class A, (30 day USD SOFR Average + 0.85%), 4.49%, due 7/15/2028	280,234 (d)(g)
	664,000	Series 2024-D, Class A, 5.34%, due 4/15/2029	671,390 (d)
	8,850,000	PK ALIFT Loan Funding 8 LP, Series 2026-1, Class C, 5.00%, due 9/15/2043	8,670,247 (d)(f)
QTS Issuer ABS II LLC
	2,158,236	Series 2025-1A, Class A2, 5.04%, due 10/5/2055	2,116,568 (d)
	7,548,000	Series 2026-4A, Class A2, 5.70%, due 3/5/2056	7,551,944 (d)
	7,182,000	Series 2026-4A, Class B, 6.73%, due 3/5/2056	7,183,690 (d)
	3,407,418	Series 2026-5A, Class A2, 6.18%, due 3/6/2056	3,430,800 (d)
	3,000,000	RAD CLO 28 Ltd., Series 2024-28A, Class E, (3 mo. USD Term SOFR + 5.25%), 8.93%, due 4/20/2038	2,811,309 (d)(g)
	2,000,000	Rad CLO 30 Ltd., Series 2025-30A, Class D, (3 mo. USD Term SOFR + 5.10%), 8.77%, due 10/15/2038	1,951,613 (d)(g)
	3,000,000	Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3 mo. USD Term SOFR + 1.32%), 4.99%, due 1/25/2038	3,006,679 (d)(g)
	3,000,000	RR 19 Ltd., Series 2021-19A, Class A1R, (3 mo. USD Term SOFR + 1.18%), 4.85%, due 4/15/2040	2,999,416 (d)(g)
	6,000,000	RR 25 Ltd., Series 2023-25A, Class C1R2, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 4/15/2041	6,028,882 (d)(g)
	2,500,000	RR 34 Ltd., Series 2024-34RA, Class DR, (3 mo. USD Term SOFR + 5.50%), 9.17%, due 10/15/2039	2,493,558 (d)(g)
	1,000,000	RR 36 Ltd., Series 2024-36RA, Class DR, (3 mo. USD Term SOFR + 5.25%), 8.92%, due 1/15/2040	997,813 (d)(g)
	4,000,000	RR 42 Ltd., Series 2025-42A, Class DR, (3 mo. USD Term SOFR + 5.10%), 8.77%, due 10/15/2040	3,991,618 (d)(g)
	3,125,000	RR 43 Ltd., Series 2026-43A, Class C1, (3 mo. USD Term SOFR + 2.40%), 6.05%, due 10/15/2039	3,137,238 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Other – cont'd
	$6,000,000	RR 44 Ltd., Series 2026-44A, Class C1, (3 mo. USD Term SOFR + 2.40%), 6.07%, due 4/15/2041	$6,025,963 (d)(g)
EUR	2,150,000	RRE 10 Loan Management DAC, Series 10A, Class DR, (3 mo. EUR EURIBOR + 5.30%), 7.50%, due 3/15/2038	2,531,631 (d)(g)
Sierra Timeshare Receivables Funding LLC
	$712,736	Series 2022-1A, Class D, 6.00%, due 10/20/2038	712,850 (d)
	424,290	Series 2023-1A, Class C, 7.00%, due 1/20/2040	433,602 (d)
	419,576	Series 2023-2A, Class C, 7.30%, due 4/20/2040	432,045 (d)
	705,041	Series 2023-2A, Class D, 9.72%, due 4/20/2040	737,132 (d)
	193,448	Series 2023-3A, Class C, 7.12%, due 9/20/2040	198,746 (d)
	2,162,038	Series 2024-2A, Class C, 5.83%, due 6/20/2041	2,177,301 (d)
	3,718,188	Series 2024-3A, Class C, 5.32%, due 8/20/2041	3,703,119 (d)
	1,234,049	Series 2024-3A, Class D, 6.93%, due 8/20/2041	1,237,633 (d)
	509,052	Series 2025-1A, Class A, 4.81%, due 1/21/2042	509,571 (d)
	4,183,897	Series 2025-1A, Class D, 6.86%, due 1/21/2042	4,189,001 (d)
	1,498,602	Series 2024-1A, Class C, 5.94%, due 1/20/2043	1,511,248 (d)
	435,633	Series 2024-1A, Class D, 8.02%, due 1/20/2043	443,956 (d)
	2,416,360	Series 2025-2A, Class B, 4.93%, due 4/20/2044	2,410,032 (d)
	1,858,739	Series 2025-2A, Class C, 5.32%, due 4/20/2044	1,852,201 (d)
	2,227,389	Series 2025-2A, Class D, 6.79%, due 4/20/2044	2,225,862 (d)
	3,155,118	Series 2025-3A, Class D, 6.54%, due 8/22/2044	3,126,318 (d)
Signal Peak CLO 11 Ltd.
	2,000,000	Series 2024-11A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.78%, due 7/18/2037	2,008,982 (d)(g)
	1,000,000	Series 2024-11A, Class E, (3 mo. USD Term SOFR + 6.00%), 9.68%, due 7/18/2037	989,888 (d)(g)
	3,100,000	Sixth Street CLO 31 Ltd., Series 2025-31A, Class E, (3 mo. USD Term SOFR + 4.70%), 8.38%, due 1/17/2039	3,049,582 (d)(g)
Sixth Street CLO XXIII Ltd.
	4,000,000	Series 2023-23A, Class DR, (3 mo. USD Term SOFR + 2.50%), 6.18%, due 10/17/2038	3,989,557 (d)(g)
	2,000,000	Series 2023-23A, Class ER, (3 mo. USD Term SOFR + 4.85%), 8.53%, due 10/17/2038	1,967,504 (d)(g)
	5,000,000	Sone Holdings Trust, 4.88%, due 6/30/2033	4,961,872
Sotheby's Artfi Master Trust
	3,351,000	Series 2026-1A, Class B, 4.90%, due 6/20/2033	3,339,984 (d)
	3,104,000	Series 2026-1A, Class D, 5.54%, due 6/20/2033	3,095,532 (d)
Stack Infrastructure Issuer LLC
	1,250,000	Series 2023-2A, Class A2, 5.90%, due 7/25/2048	1,252,346 (d)
	7,719,000	Series 2025-1A, Class A2, 5.00%, due 5/25/2050	7,481,303 (d)
EUR	3,000,000	Stannaway Park CLO DAC, Series 1A, Class E, (3 mo. EUR EURIBOR + 5.40%), 7.44%, due 1/23/2038	3,509,803 (d)(g)
	$14,294,000	Summit Issuer LLC, Series 2025-1A, Class A2, 5.21%, due 11/20/2055	14,302,365 (d)
	1,250,000	Symphony CLO 34-PS Ltd., Series 2022-34A, Class ER2, (3 mo. USD Term SOFR + 6.00%), 9.67%, due 7/24/2038	1,244,486 (d)(g)
	1,100,000	Symphony CLO 44 Ltd., Series 2024-44A, Class E, (3 mo. USD Term SOFR + 6.15%), 9.82%, due 7/14/2037	1,097,108 (d)(g)
	279,336	Tesla Sustainable Energy Trust, Series 2024-1A, Class A2, 5.08%, due 6/21/2050	279,834 (d)
	6,208,000	Trafigura Securitisation Finance PLC, Series 2024-1A, Class B, 7.29%, due 11/15/2027	6,208,286 (d)
	1,300,000	Trestles CLO II Ltd., Series 2018-2A, Class ER, (3 mo. USD Term SOFR + 6.60%), 10.27%, due 7/25/2037	1,295,961 (d)(g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value
Asset-Backed Securities – cont'd
Other – cont'd
$1,750,000	Trestles CLO III Ltd., Series 2020-3A, Class ER, (3 mo. USD Term SOFR + 6.10%), 9.78%, due 10/20/2037	$1,730,392 (d)(g)
1,500,000	Trestles CLO IX Ltd., Series 2025-9A, Class D1, (3 mo. USD Term SOFR + 2.65%), 6.32%, due 1/15/2039	1,502,045 (d)(g)
1,200,000	Trestles CLO Ltd., Series 2017-1A, Class ERR, (3 mo. USD Term SOFR + 5.95%), 9.62%, due 7/25/2037	1,188,631 (d)(g)
1,500,000	Trestles CLO VI Ltd., Series 2023-6A, Class ER, (3 mo. USD Term SOFR + 4.75%), 8.42%, due 4/25/2038	1,468,932 (d)(g)
2,000,000	Trestles CLO VII Ltd., Series 2024-7A, Class D1, (3 mo. USD Term SOFR + 3.10%), 6.77%, due 10/25/2037	2,011,050 (d)(g)
5,250,000	Trinitas CLO XXV Ltd., Series 2023-25A, Class DR, (3 mo. USD Term SOFR + 2.75%), 6.42%, due 1/23/2039	5,265,382 (d)(g)
1,000,000	Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3 mo. USD Term SOFR + 1.35%), 5.01%, due 1/22/2038	1,002,409 (d)(g)
6,000,000	Trinitas CLO XXXV Ltd., Series 2026-35A, Class D1, (3 mo. USD Term SOFR + 2.50%), 6.17%, due 1/22/2039	6,010,508 (d)(g)
3,000,000	Trinitas CLO XXXVII Ltd., Series 2025-37A, Class D, (3 mo. USD Term SOFR + 2.95%), 6.62%, due 1/22/2039	3,014,899 (d)(g)
6,000,000	Uniti Fiber ABS Issuer LLC, Series 2025-1A, Class C, 9.02%, due 4/20/2055	6,260,756 (d)
4,948,624	Vantage Data Centers Issuer LLC, Series 2025-2A, Class A2, 5.24%, due 11/15/2055	4,844,648 (d)
32,534,000	Vantage Data Centers LLC, Series 2025-1A, Class A2, 5.13%, due 8/15/2055	31,575,015 (d)
6,532,000	VB-S1 Issuer LLC, Series 2026-1A, Class D, 5.19%, due 3/15/2056	6,465,287 (d)
Verizon Master Trust
274,000	Series 2024-3, Class A1B, (30 day USD SOFR Average + 0.58%), 4.22%, due 4/22/2030	274,502 (g)
289,000	Series 2024-6, Class A1B, (30 day USD SOFR Average + 0.67%), 4.31%, due 8/20/2030	290,293 (g)
603,000	Series 2025-9, Class A1B, (30 day USD SOFR Average + 0.42%), 4.06%, due 10/21/2030	603,687 (g)
Volofin Finance DAC
2,977,442	Series 2024-1A, Class A, 5.94%, due 6/15/2037	3,012,130 (d)
1,335,412	Series 2024-1A, Class B, 6.21%, due 6/15/2037	1,364,350 (d)
Voya CLO Ltd.
1,400,000	Series 2024-2A, Class E, (3 mo. USD Term SOFR + 6.05%), 9.73%, due 7/20/2037	1,402,193 (d)(g)
1,000,000	Series 2025-3A, Class E, (3 mo. USD Term SOFR + 5.40%), 9.08%, due 7/20/2038	1,001,209 (d)(g)
1,750,000	Wellington Management CLO 3 Ltd., Series 2024-3A, Class D1, (3 mo. USD Term SOFR + 3.00%), 6.68%, due 7/18/2037	1,755,511 (d)(g)
2,600,000	Whitebox CLO II Ltd., Series 2020-2A, Class E1R2, (3 mo. USD Term SOFR + 5.75%), 9.42%, due 10/24/2037	2,572,178 (d)(g)
3,118,710	Willis Engine Structured Trust VIII, Series 2025-A, Class B, 6.07%, due 6/15/2050	3,136,998 (d)
Wireless PropCo Funding LLC
5,350,000	Series 2025-1A, Class B, 4.30%, due 6/25/2055	5,062,658 (d)
2,000,000	Series 2025-1A, Class C, 8.51%, due 6/25/2055	2,010,163 (d)
830,915,938
Student Loan 0.0%‡
705,864	ELFI Graduate Loan Program LLC, Series 2024-A, Class A, 5.56%, due 8/25/2049	708,814 (d)
882,018	Navient Private Education Refi Loan Trust, Series 2021-BA, Class A, 0.94%, due 7/15/2069	803,626 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Asset-Backed Securities – cont'd
Student Loan – cont'd
	$1,597,000	SoFi Professional Loan Program LLC, Series 2020-A, Class BFX, 3.12%, due 5/15/2046	$1,441,049 (d)
2,953,489
Total Asset-Backed Securities (Cost $993,341,448)			992,254,551

Corporate Bonds 38.2%
Advertising 0.2%
Clear Channel Outdoor Holdings, Inc.
	2,145,000	7.13%, due 2/15/2031	2,229,968 (d)
	1,490,000	7.50%, due 3/15/2033	1,565,206 (d)
Neptune Bidco U.S., Inc.
	2,680,000	9.29%, due 4/15/2029	2,710,417 (d)
	475,000	10.38%, due 5/15/2031	490,186 (d)
	7,641,000	WPP LLC, 6.50%, due 3/30/2036	7,501,002
14,496,779
Aerospace & Defense 0.6%
	1,860,000	AAR Escrow Issuer LLC, 6.75%, due 3/15/2029	1,916,085 (d)
	5,560,000	Boeing Co., 5.81%, due 5/1/2050	5,417,959
Bombardier, Inc.
	2,735,000	7.25%, due 7/1/2031	2,877,737 (d)
	535,000	7.00%, due 6/1/2032	558,457 (d)
	765,000	6.75%, due 6/15/2033	797,668 (d)
	1,410,000	General Electric Co., (3 mo. USD Term SOFR + 0.64%), 4.30%, due 5/5/2026	1,409,492 (g)
	4,641,000	Goat Holdco LLC, 6.75%, due 2/1/2032	4,755,902 (d)
Honeywell Aerospace, Inc.
	10,465,000	4.95%, due 3/16/2036	10,346,218 (d)
	9,960,000	5.73%, due 3/16/2056	9,796,108 (d)
TransDigm, Inc.
	1,515,000	6.38%, due 3/1/2029	1,545,232 (d)
	1,295,000	7.13%, due 12/1/2031	1,341,970 (d)
	1,740,000	6.38%, due 5/31/2033	1,753,379 (d)
	2,890,000	6.75%, due 1/31/2034	2,968,885 (d)
	3,715,000	6.13%, due 7/31/2034	3,719,086 (d)
49,204,178
Agriculture 0.2%
Imperial Brands Finance PLC
	9,375,000	5.88%, due 7/1/2034	9,672,263 (d)
	2,600,000	6.38%, due 7/1/2055	2,616,538 (d)
	4,000,000	JR Simplot Co., 5.64%, due 9/30/2035	3,939,613
	779,000	Philip Morris International, Inc., (Secured Overnight Financing Rate + 0.83%), 4.48%, due 4/28/2028	781,490 (g)
EUR	1,300,000	Sudzucker International Finance BV, 5.95%, due 5/28/2030	1,487,843 (l)(m)(n)
Tereos Finance Groupe I SA
EUR	100,000	5.88%, due 4/30/2030	112,975 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Agriculture – cont'd
EUR	615,000	5.75%, due 4/30/2031	$678,904 (n)
			19,289,626
Airlines 0.1%
EUR	1,600,000	Air France-KLM, 4.63%, due 5/23/2029	1,902,313 (n)
	$254,000	Avianca Midco 2 PLC, 9.63%, due 2/14/2030	239,395 (d)
	200,000	Azul Secured Finance LLP, 9.88%, due 2/15/2031	178,000 (d)
EUR	3,100,000	Deutsche Lufthansa AG, 5.25%, due 1/15/2055	3,565,369 (l)(n)
	$243,000	Gol Finance, Inc., 14.38%, due 6/6/2030	232,114 (d)
	30,000	Latam Airlines Group SA, 7.63%, due 1/7/2031	30,450 (d)
EUR	2,900,000	Transportes Aereos Portugueses SA, 5.13%, due 11/15/2029	3,388,286 (n)
		United Airlines Holdings, Inc.
	$1,245,000	4.88%, due 3/1/2029	1,226,402
	855,000	5.38%, due 3/1/2031	842,700
			11,605,029
Apparel 0.2%
		Beach Acquisition Bidco LLC
EUR	3,245,000	5.25%, due 7/15/2032	3,789,528 (n)
	$2,508,635	10.00% Cash/10.75% PIK, due 7/15/2033	2,759,521 (d)(o)
EUR	3,183,000	Birkenstock Financing SARL, 5.25%, due 4/30/2029	3,746,074 (n)
	$870,000	Champ Acquisition Corp., 8.38%, due 12/1/2031	916,527 (d)
EUR	1,429,000	CT Investment GmbH, 6.38%, due 4/15/2030	1,713,391 (n)
		VF Corp.
EUR	1,418,000	4.25%, due 3/7/2029	1,661,917
	$1,115,000	2.95%, due 4/23/2030	1,011,652
EUR	3,302,000	0.63%, due 2/25/2032	3,097,267
			18,695,877
Auto Manufacturers 0.5%
	$1,590,000	Allison Transmission, Inc., 5.88%, due 12/1/2033	1,605,194 (d)
	6,327,273	FCA U.S. LLC Lease-Backed Pass-Through Trust, 7.76%, due 3/10/2047	6,393,368 (d)
EUR	2,260,000	Jaguar Land Rover Automotive PLC, 4.50%, due 7/15/2028	2,646,919 (n)
		Nissan Motor Acceptance Co. LLC
	$275,000	7.05%, due 9/15/2028	282,018 (d)
	265,000	5.63%, due 9/29/2028	263,524 (d)
	115,000	5.55%, due 9/13/2029	112,587 (d)
	395,000	6.13%, due 9/30/2030	389,030 (d)
		Nissan Motor Co. Ltd.
EUR	1,225,000	5.25%, due 7/17/2029	1,452,793 (n)
	$415,000	7.50%, due 7/17/2030	428,807 (d)
	1,025,000	4.81%, due 9/17/2030	957,267 (d)
	310,000	7.75%, due 7/17/2032	323,163 (d)
EUR	595,000	6.38%, due 7/17/2033	716,887 (n)
	$230,000	8.13%, due 7/17/2035	242,667 (d)
EUR	900,000	RCI Banque SA, 5.50%, due 10/9/2034	1,093,314 (l)(n)
EUR	2,100,000	Renault SA, 3.88%, due 9/30/2030	2,449,596 (n)
	$13,530,000	Stellantis Finance U.S., Inc., 6.45%, due 3/18/2035	13,510,839 (d)
EUR	1,130,000	Stellantis NV, 4.63%, due 6/6/2035	1,287,540 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Auto Manufacturers – cont'd
		Volkswagen International Finance NV
EUR	1,200,000	3.88%, due 6/14/2027	$1,406,888 (l)(m)(n)
EUR	4,500,000	3.75%, due 12/28/2027	5,259,012 (l)(m)(n)
EUR	100,000	5.99%, due 11/15/2033	118,245 (l)(m)(n)
			40,939,658
Auto Parts & Equipment 0.8%
	$5,620,000	Clarios Global LP/Clarios U.S. Finance Co., 6.75%, due 9/15/2032	5,748,923 (d)
		Cyprium Corp./Cyprium Holdings Luxembourg SARL
	1,400,000	6.13%, due 4/15/2031	1,409,666 (d)
	3,280,000	6.38%, due 4/15/2034	3,275,836 (d)
EUR	1,365,000	Dana Financing Luxembourg SARL, 8.50%, due 7/15/2031	1,680,527 (n)
	$1,035,150	Dexko Global, Inc., 7.50%, due 4/15/2032	931,397 (d)
		Forvia SE
EUR	585,714	3.75%, due 6/15/2028	683,949 (n)
EUR	1,235,000	5.63%, due 6/15/2030	1,486,976 (n)
EUR	1,137,000	5.38%, due 3/15/2031	1,354,147 (n)
EUR	1,950,000	5.50%, due 6/15/2031	2,326,236 (n)
	$4,686,000	6.75%, due 9/15/2033	4,699,341 (d)
EUR	2,052,000	Gestamp Automocion SA, 4.38%, due 10/15/2030	2,391,294 (n)
		Goodyear Tire & Rubber Co.
	$635,000	5.00%, due 7/15/2029	609,134
	220,000	5.25%, due 4/30/2031	200,489
EUR	200,000	Grupo Antolin Irausa SA, 3.50%, due 4/30/2028	146,104 (n)
		IHO Verwaltungs GmbH
EUR	2,392,059	8.75% Cash/9.50% PIK, due 5/15/2028	2,872,367 (n)(o)
EUR	1,190,000	6.75% Cash/7.50% PIK, due 11/15/2029	1,461,054 (n)(o)
	$1,600,000	7.75% Cash/8.50% PIK, due 11/15/2030	1,648,827 (d)(o)
EUR	1,520,000	7.00% Cash/7.75% PIK, due 11/15/2031	1,887,383 (n)(o)
	$575,000	7.38%, due 5/15/2033	584,878 (d)
		Schaeffler AG
EUR	800,000	4.75%, due 8/14/2029	952,469 (n)
EUR	4,000,000	4.50%, due 3/28/2030	4,706,176 (n)
EUR	2,400,000	5.38%, due 4/1/2031	2,913,329 (n)
		Valeo SE
EUR	1,700,000	4.50%, due 4/11/2030	2,007,347 (n)
EUR	3,000,000	5.13%, due 5/20/2031	3,592,453 (n)
EUR	400,000	4.63%, due 3/23/2032	465,815 (n)
		ZF Europe Finance BV
EUR	1,000,000	6.13%, due 3/13/2029	1,204,245 (n)
EUR	1,900,000	3.00%, due 10/23/2029	2,087,244 (n)
EUR	2,100,000	7.00%, due 6/12/2030	2,578,736 (n)
EUR	1,600,000	ZF Finance GmbH, 3.75%, due 9/21/2028	1,850,375 (n)
		ZF North America Capital, Inc.
	$885,000	6.88%, due 4/14/2028	906,766 (d)
	1,445,000	6.75%, due 4/23/2030	1,435,467 (d)
	1,260,000	7.50%, due 3/24/2031	1,261,622 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Auto Parts & Equipment – cont'd
	$2,560,000	6.88%, due 4/23/2032	$2,505,123 (d)
63,865,695
Banks 9.6%
	5,200,000	ABN AMRO Bank NV, 5.52%, due 12/3/2035	5,269,607 (d)(l)
GBP	530,000	Aldermore Group PLC, 6.00%, due 10/1/2035	706,588 (l)(n)
EUR	300,000	AMCO - Asset Management Co. SpA, 0.75%, due 4/20/2028	336,212 (n)
Banco Bilbao Vizcaya Argentaria SA
	$7,755,000	7.75%, due 1/14/2032	8,207,970 (l)(m)
	5,400,000	7.13%, due 5/8/2033	5,400,000 (f)(i)(l)(m)
EUR	270,000	Banco BPM SpA, 3.38%, due 1/24/2030	319,180 (n)
Banco Bradesco SA
	$200,000	6.50%, due 1/22/2030	207,600 (d)
	1,320,000	5.38%, due 1/20/2031	1,317,228 (d)
	206,000	Banco de Credito del Peru SA, 6.45%, due 7/30/2035	210,841 (d)(l)
EUR	1,100,000	Banco de Sabadell SA, 6.00%, due 8/16/2033	1,345,583 (l)(n)
Banco Mercantil del Norte SA
	$1,500,000	6.63%, due 1/24/2032	1,472,721 (d)(l)(m)
	760,000	8.75%, due 5/20/2035	821,549 (d)(l)(m)
	200,000	Banco Santander Chile, 4.55%, due 11/20/2030	198,100 (d)
	570,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.62%, due 12/10/2029	586,102 (d)
	4,400,000	Banco Santander SA, 4.75%, due 11/12/2026	4,379,708 (l)(m)
	273,000	Banco Votorantim SA, 5.88%, due 4/8/2028	276,563 (d)
Bangkok Bank PCL
	200,000	4.30%, due 6/15/2027	199,345 (d)
	1,270,000	5.65%, due 7/5/2034	1,309,009 (d)
Bank of America Corp.
	3,330,000	4.38%, due 1/27/2027	3,299,426 (l)(m)
	1,900,000	(Secured Overnight Financing Rate + 1.35%), 5.00%, due 9/15/2027	1,905,581 (g)
	9,005,000	6.63%, due 5/1/2030	9,287,433 (l)(m)
	3,560,000	6.25%, due 7/26/2030	3,597,989 (l)(m)
	2,875,000	5.52%, due 10/25/2035	2,896,348 (l)
	18,240,000	5.46%, due 5/9/2036	18,620,371 (l)
	13,195,000	5.49%, due 4/23/2037	13,118,978 (l)
CAD	11,945,000	Bank of Montreal, 3.54%, due 3/3/2032	8,648,836 (l)
Bank of New York Mellon Corp.
	$11,125,000	3.75%, due 12/20/2026	10,993,470 (l)(m)
	1,020,000	(Secured Overnight Financing Rate Index + 0.68%), 4.33%, due 6/9/2028	1,021,552 (g)
EUR	100,000	Bank of New Zealand, 2.55%, due 6/29/2027	116,992 (n)
Bank of Nova Scotia
CAD	8,955,000	3.62%, due 1/30/2032	6,511,139 (l)
CAD	8,955,000	4.44%, due 11/15/2035	6,648,858 (l)
Barclays PLC
	$3,550,000	4.38%, due 3/15/2028	3,431,071 (l)(m)
	2,065,000	8.00%, due 3/15/2029	2,167,315 (l)(m)
	3,090,000	9.63%, due 12/15/2029	3,448,316 (l)(m)
	4,880,000	7.12%, due 6/27/2034	5,321,043 (l)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
	$4,170,000	7.63%, due 3/15/2035	$4,392,052 (l)(m)
EUR	1,200,000	Bayerische Landesbank, 1.38%, due 11/22/2032	1,362,682 (l)(n)
BNP Paribas SA
	$690,000	9.25%, due 11/17/2027	727,243 (d)(l)(m)
	655,000	4.50%, due 2/25/2030	609,063 (d)(l)(m)
	10,480,000	4.63%, due 2/25/2031	9,652,786 (d)(l)(m)
	3,880,000	5.91%, due 11/19/2035	3,936,254 (d)(l)
	9,050,000	7.20%, due 4/17/2036	9,103,087 (d)(l)(m)
	3,515,000	BPCE SA, 5.94%, due 5/30/2035	3,594,952 (d)(l)
Canadian Imperial Bank of Commerce
CAD	7,460,000	3.70%, due 4/2/2030	5,492,232 (l)
EUR	100,000	2.50%, due 5/7/2030	114,728 (n)
CAD	7,460,000	3.65%, due 1/13/2032	5,434,676 (l)
CBQ Finance Ltd.
	$200,000	2.00%, due 5/12/2026	199,818 (n)
	200,000	5.38%, due 3/28/2029	202,511 (n)
	1,108,000	Citibank NA, (Secured Overnight Financing Rate + 0.71%), 4.37%, due 11/19/2027	1,108,879 (g)
Citigroup, Inc.
	3,140,000	4.15%, due 11/15/2026	3,117,900 (l)(m)
	765,000	(Secured Overnight Financing Rate + 1.14%), 4.81%, due 5/7/2028	768,403 (g)
	3,670,000	7.13%, due 8/15/2029	3,723,721 (l)(m)
	3,865,000	6.63%, due 2/15/2031	3,912,373 (l)(m)
	11,950,000	4.50%, due 9/11/2031	11,816,239 (l)
	4,340,000	7.00%, due 8/15/2034	4,508,292 (l)(m)
	3,220,000	6.02%, due 1/24/2036	3,305,693 (l)
Citizens Financial Group, Inc.
	2,400,000	(3 mo. USD Term SOFR + 3.26%), 6.94%, due 7/6/2026	2,394,299 (g)(m)
	1,203,000	(3 mo. USD Term SOFR + 3.42%), 7.10%, due 7/6/2026	1,202,326 (g)(m)
EUR	200,000	Commonwealth Bank of Australia, 0.75%, due 2/28/2028	225,693 (n)
Credit Agricole SA
	$3,920,000	6.25%, due 1/10/2035	4,073,948 (d)(l)
	4,115,000	5.26%, due 1/12/2037	4,030,909 (d)(l)
EUR	100,000	Crelan SA, 6.00%, due 2/28/2030	125,092 (l)(n)
	$5,490,000	Deutsche Bank AG, 4.95%, due 8/4/2031	5,472,784 (l)
	4,035,000	Doha Finance Ltd., 4.50%, due 3/16/2031	3,920,293 (n)
Fifth Third Bancorp
	1,793,000	(3 mo. USD Term SOFR + 3.29%), 6.99%, due 5/30/2026	1,788,248 (g)(m)
	4,070,000	4.34%, due 4/25/2033	3,929,261 (l)
	660,000	Fifth Third Bank NA, (Secured Overnight Financing Rate + 0.81%), 4.46%, due 1/28/2028	660,044 (g)
Goldman Sachs Group, Inc.
	685,000	3.80%, due 5/10/2026	684,687 (l)(m)
	1,060,000	3.65%, due 8/10/2026	1,056,673 (l)(m)
	1,345,000	4.13%, due 11/10/2026	1,331,494 (l)(m)
	1,260,000	(Secured Overnight Financing Rate + 1.85%), 5.50%, due 3/15/2028	1,272,817 (g)
	605,000	(Secured Overnight Financing Rate + 1.29%), 4.94%, due 4/23/2028	608,864 (g)
	7,650,000	7.50%, due 5/10/2029	7,994,885 (l)(m)
	9,115,000	6.48%, due 10/24/2029	9,516,159 (l)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
	$18,640,000	4.37%, due 10/21/2031	$18,285,786 (l)
	4,000,000	6.13%, due 11/10/2034	4,029,872 (l)(m)
	34,400,000	4.94%, due 10/21/2036	33,368,981 (l)
	3,220,000	6.75%, due 10/1/2037	3,497,016
	7,940,000	5.39%, due 2/2/2041	7,728,465 (l)
Grupo Aval Ltd.
	1,235,000	4.38%, due 2/4/2030	1,164,605 (d)
	200,000	4.38%, due 2/4/2030	188,600 (n)
	6,860,000	Gulf International Bank BSC, 5.75%, due 6/5/2029	6,991,047 (n)
HSBC Holdings PLC
	1,170,000	4.70%, due 3/9/2031	1,094,321 (l)(m)
	3,010,000	6.75%, due 3/24/2031	3,048,696 (l)(m)
	3,240,000	7.00%, due 9/24/2035	3,306,080 (l)(m)
	3,880,000	5.74%, due 9/10/2036	3,896,406 (l)
	2,256,000	Huntington Bancshares, Inc., 4.45%, due 10/15/2027	2,220,414 (l)(m)
ING Groep NV
	4,892,000	3.88%, due 5/16/2027	4,779,997 (l)(m)
	7,160,000	4.25%, due 5/16/2031	6,426,071 (l)(m)
EUR	1,240,000	Intesa Sanpaolo SpA, 6.38%, due 3/30/2028	1,500,805 (l)(m)(n)
	$200,000	Itau Unibanco Holding SA, 6.00%, due 2/27/2030	207,700 (d)
JPMorgan Chase & Co.
	441,000	(3 mo. USD Term SOFR + 2.84%), 6.50%, due 8/1/2026	442,717 (g)(m)
	535,000	(Secured Overnight Financing Rate + 1.20%), 4.85%, due 1/23/2028	537,761 (g)
	1,015,000	(Secured Overnight Financing Rate + 0.92%), 4.57%, due 4/22/2028	1,018,991 (g)
	3,865,000	6.88%, due 6/1/2029	4,026,306 (l)(m)
	2,280,000	5.58%, due 7/23/2036	2,313,018 (l)
	28,905,000	4.81%, due 10/22/2036	28,078,597 (l)
	9,455,000	5.15%, due 4/23/2037	9,398,501 (l)
	3,325,000	6.10%, due 12/31/2099	3,325,000 (f)(k)(l)(m)
	200,000	KEB Hana Bank, 3.25%, due 3/30/2027	198,300 (d)
Kreditanstalt fuer Wiederaufbau
EUR	82,000	1.25%, due 6/30/2027	94,695 (n)
EUR	39,000	0.75%, due 1/15/2029	43,373 (n)
Lloyds Banking Group PLC
	$2,185,000	8.00%, due 9/27/2029	2,330,180 (l)(m)
	5,874,000	6.07%, due 6/13/2036	6,016,885 (l)
	3,685,000	M&T Bank Corp., 3.50%, due 9/1/2026	3,631,569 (l)(m)
Morgan Stanley
EUR	100,000	3.52%, due 5/22/2031	117,253 (l)
EUR	100,000	3.38%, due 1/23/2032	116,039 (l)
EUR	100,000	3.96%, due 3/21/2035	117,612 (l)
	$12,380,000	5.32%, due 7/19/2035	12,478,638 (l)
	28,875,000	4.89%, due 10/22/2036	28,016,823 (l)
	9,455,000	5.30%, due 4/10/2037	9,398,268 (l)
Morgan Stanley Bank NA
	430,000	(Secured Overnight Financing Rate + 0.69%), 4.34%, due 10/15/2027	430,322 (g)
	1,205,000	(Secured Overnight Financing Rate + 0.87%), 4.52%, due 5/26/2028	1,206,924 (g)
EUR	200,000	National Australia Bank Ltd., 2.35%, due 8/30/2029	229,903 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
		National Bank of Canada
CAD	7,460,000	3.64%, due 4/13/2030	$5,480,314 (l)
CAD	7,460,000	3.54%, due 1/13/2031	5,445,111 (l)
EUR	200,000	Nationale-Nederlanden Bank NV, 1.00%, due 9/25/2028	223,935 (n)
		NatWest Group PLC
	$15,650,000	4.60%, due 6/28/2031	14,330,574 (l)(m)
	4,195,000	8.13%, due 11/10/2033	4,631,586 (l)(m)
	4,000,000	NBK SPC Ltd., 5.50%, due 6/6/2030	4,083,968 (d)(l)
		Nordea Bank Abp
	475,000	(Secured Overnight Financing Rate + 0.74%), 4.39%, due 3/19/2027	476,600 (d)(g)
	3,400,000	3.75%, due 3/1/2029	3,206,926 (d)(l)(m)
	260,000	Oversea-Chinese Banking Corp. Ltd., 4.55%, due 9/8/2035	257,439 (d)(l)
	1,185,000	PNC Bank NA, (Secured Overnight Financing Rate + 0.73%), 4.38%, due 7/21/2028	1,185,901 (g)
		PNC Financial Services Group, Inc.
	7,683,000	3.40%, due 9/15/2026	7,587,920 (l)(m)
	4,845,000	6.25%, due 3/15/2030	4,923,474 (l)(m)
	12,005,000	4.90%, due 5/13/2031	12,097,791 (l)
	9,075,000	5.37%, due 7/21/2036	9,119,198 (l)
	19,225,000	5.42%, due 1/25/2041	18,854,276 (l)
		Royal Bank of Canada
EUR	140,000	0.01%, due 10/5/2028	153,095 (n)
CAD	7,460,000	3.83%, due 3/27/2030	5,514,090 (l)
CAD	11,945,000	3.99%, due 7/22/2031	8,845,904 (l)
CAD	11,945,000	4.46%, due 10/17/2035	8,904,646 (l)
	$7,000,000	Royal Bank of Scotland International Ltd., 4.66%, due 12/16/2028	6,934,905
EUR	1,230,000	Santander U.K. Group Holdings PLC, 2.96%, due 2/16/2030	1,422,168 (l)(n)
EUR	900,000	Societe Generale SA, 3.75%, due 9/2/2033	1,041,026 (l)(n)
	$200,000	Standard Chartered PLC, 6.19%, due 7/6/2027	200,545 (d)(l)
		State Street Corp.
	200,000	(Secured Overnight Financing Rate + 0.85%), 4.51%, due 8/3/2026	200,244 (g)
	925,000	(Secured Overnight Financing Rate + 0.64%), 4.29%, due 10/22/2027	926,475 (g)
		Toronto-Dominion Bank
CAD	13,440,000	3.69%, due 1/9/2032	9,807,880 (l)
CAD	8,955,000	4.42%, due 10/31/2035	6,646,748 (l)
	$1,420,000	Truist Bank, (Secured Overnight Financing Rate + 0.77%), 4.42%, due 7/24/2028	1,421,268 (g)
	2,575,000	Truist Financial Corp., 5.10%, due 3/1/2030	2,591,982 (l)(m)
EUR	100,000	TSB Bank PLC, 3.32%, due 3/5/2029	117,921 (n)
	$200,000	Turkiye Is Bankasi AS, 7.38%, due 4/2/2036	197,579 (d)(l)
		Turkiye Vakiflar Bankasi TAO
	280,000	9.00%, due 10/12/2028	300,616 (d)
	1,750,000	8.99%, due 10/5/2034	1,819,508 (d)(l)
		U.S. Bancorp
	21,255,000	3.70%, due 1/15/2027	20,919,449 (l)(m)
	15,550,000	5.08%, due 5/15/2031	15,789,630 (l)
	2,545,000	4.97%, due 7/22/2033	2,531,821 (l)
	8,455,000	5.42%, due 2/12/2036	8,615,681 (l)
	1,270,000	U.S. Bank NA, (Secured Overnight Financing Rate + 0.69%), 4.34%, due 10/22/2027	1,271,181 (g)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Banks – cont'd
UBS Group AG
	$795,000	4.88%, due 2/12/2027	$794,741 (d)(l)(m)
	5,115,000	7.00%, due 2/10/2030	5,229,474 (d)(l)(m)
	3,370,000	6.63%, due 1/8/2031	3,393,455 (d)(l)(m)
	420,000	4.38%, due 2/10/2031	385,043 (d)(l)(m)
	9,160,000	9.25%, due 11/13/2033	10,690,077 (d)(l)(m)
	3,225,000	7.00%, due 1/8/2036	3,273,107 (d)(l)(m)
UniCredit SpA
EUR	250,000	3.88%, due 6/3/2027	291,510 (l)(m)(n)
EUR	2,125,000	5.38%, due 4/16/2034	2,594,714 (l)(n)
	$1,155,000	Walker & Dunlop, Inc., 6.63%, due 4/1/2033	1,148,599 (d)
Wells Fargo & Co.
	1,630,000	(Secured Overnight Financing Rate + 0.78%), 4.43%, due 1/24/2028	1,632,140 (g)
	4,510,000	6.85%, due 9/15/2029	4,691,293 (l)(m)
	17,795,000	5.15%, due 4/23/2031	18,101,411 (l)
	10,900,000	6.13%, due 6/15/2031	10,937,779 (l)(m)
	12,000,000	5.56%, due 7/25/2034	12,328,919 (l)
	26,320,000	4.89%, due 9/15/2036	25,640,158 (l)
Yapi ve Kredi Bankasi AS
	200,000	9.25%, due 10/16/2028	215,452 (d)
	600,000	9.74%, due 4/4/2029	617,660 (d)(l)(m)
776,318,128
Beverages 0.2%
EUR	1,680,000	Anheuser-Busch InBev SA, 3.75%, due 3/22/2037	1,938,087 (n)
	$10,000,000	L&M Co., 5.84%, due 11/30/2030	9,783,785
	600,000	Pepsico Singapore Financing I Pte. Ltd., (Secured Overnight Financing Rate Index + 0.56%), 4.23%, due 2/16/2027	601,648 (g)
EUR	1,904,000	Primo Water Holdings, Inc./Triton Water Holdings, Inc., 3.88%, due 10/31/2028	2,218,408 (n)
14,541,928
Biotechnology 0.0%‡
	$500,000	BioMarin Pharmaceutical, Inc., 5.50%, due 2/15/2034	496,484 (d)
Genmab AS/Genmab Finance LLC
	1,000,000	6.25%, due 12/15/2032	1,026,250 (d)
	460,000	7.25%, due 12/15/2033	479,627 (d)
2,002,361
Building Materials 0.3%
Builders FirstSource, Inc.
	1,010,000	6.38%, due 3/1/2034	1,004,988 (d)
	925,000	6.75%, due 5/15/2035	934,138 (d)
EUR	1,204,000	Cesar SpA, 6.50%, due 9/30/2031	1,428,121 (n)
	$6,269,743	Cornerstone Building Brands, Inc., 9.50%, due 8/15/2029	3,987,323 (d)
EMRLD Borrower LP/Emerald Co-Issuer, Inc.
EUR	937,000	6.38%, due 12/15/2030	1,134,460 (n)
	$2,920,000	6.75%, due 7/15/2031	3,018,655 (d)
	1,690,000	James Hardie International Finance DAC, 5.00%, due 1/15/2028	1,684,697 (d)
	5,939,286	JELD-WEN Holding, Inc., 7.00%, due 9/1/2032	3,005,196 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Building Materials – cont'd
	$1,120,000	Jeld-Wen, Inc., 4.88%, due 12/15/2027	$834,039 (d)
	45,000	JH North America Holdings, Inc., 6.13%, due 7/31/2032	45,096 (d)
	1,125,000	Masterbrand, Inc., 7.00%, due 7/15/2032	1,118,886 (d)
	430,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, due 4/1/2032	425,029 (d)
	925,000	MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, due 2/1/2030	853,373 (d)
		Quikrete Holdings, Inc.
	1,010,000	6.38%, due 3/1/2032	1,025,936 (d)
	2,570,000	6.75%, due 3/1/2033	2,606,146 (d)
		Standard Building Solutions, Inc.
	465,000	6.25%, due 8/1/2033	464,702 (d)
	465,000	5.88%, due 3/15/2034	453,318 (d)
	2,975,000	Standard Industries, Inc., 4.38%, due 7/15/2030	2,840,455 (d)
			26,864,558
Capital Markets 0.1%
		Cliffwater Corporate Lending Fund
	5,000,000	5.19%, due 12/22/2028	4,885,261
	5,000,000	5.37%, due 12/22/2030	4,816,767
			9,702,028
Chemicals 0.6%
	200,000	Alpek SAB de CV, 4.25%, due 9/18/2029	187,562 (n)
		Celanese U.S. Holdings LLC
	1,005,000	7.05%, due 11/15/2030	1,078,787 (p)
	325,000	7.00%, due 2/15/2031	338,162
EUR	2,047,000	5.00%, due 4/15/2031	2,402,467
	$895,000	7.38%, due 7/15/2032	948,505
	885,000	7.20%, due 11/15/2033	956,851 (p)
	335,000	7.38%, due 2/15/2034	350,740
		FMC Corp.
	230,000	3.45%, due 10/1/2029	208,132
	230,000	6.38%, due 5/18/2053	173,501
	175,000	8.45%, due 11/1/2055	115,978 (l)
		INEOS Finance PLC
	550,000	6.75%, due 5/15/2028	552,381 (d)
EUR	1,500,000	6.38%, due 4/15/2029	1,726,325 (n)
	$340,000	7.50%, due 4/15/2029	335,785 (d)
EUR	825,000	Italmatch Chemicals SpA, 6.25%, due 2/5/2031	963,472 (n)
EUR	1,487,000	Kronos International, Inc., 9.50%, due 3/15/2029	1,601,882 (n)
EUR	1,800,000	Lanxess AG, 1.75%, due 3/22/2028	2,035,814 (n)
EUR	940,000	Lune Holdings SARL, 5.63%, due 11/15/2028	22,979 (n)
	$200,000	Momentive Performance Materials, Inc., 4.13%, due 10/22/2028	198,518 (d)
		Olympus Water U.S. Holding Corp.
EUR	2,283,000	3.88%, due 10/1/2028	2,629,098 (n)
	$860,000	4.25%, due 10/1/2028	836,467 (d)
	1,970,000	6.25%, due 10/1/2029	1,925,545 (d)
	2,245,000	7.25%, due 6/15/2031	2,258,311 (d)
	2,231,000	6.75%, due 8/1/2032	2,162,455 (d)
EUR	1,414,000	6.13%, due 2/15/2033	1,636,078 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Chemicals – cont'd
	$1,160,000	7.25%, due 2/15/2033	$1,133,834 (d)
	230,000	Sasol Financing USA LLC, 8.75%, due 4/10/2033	242,901 (d)
		SCIH Salt Holdings, Inc.
	225,000	4.88%, due 5/1/2028	222,796 (d)
	4,220,000	6.63%, due 5/1/2029	4,188,814 (d)
EUR	757,000	SNF Group SACA, 4.50%, due 3/15/2032	900,622 (n)
		Sociedad Quimica y Minera de Chile SA
	$897,000	6.50%, due 11/7/2033	966,146 (d)
	1,140,000	5.50%, due 9/10/2034	1,147,980 (d)
EUR	100,000	Synthomer PLC, 7.38%, due 5/2/2029	85,989 (n)
		Westlake Corp.
	$2,970,000	5.55%, due 11/15/2035	2,970,912
	3,970,000	6.38%, due 11/15/2055	3,925,270
		WR Grace Holdings LLC
	1,335,000	5.63%, due 8/15/2029	1,273,721 (d)
	1,055,000	7.38%, due 3/1/2031	1,065,973 (d)
	3,640,000	6.63%, due 8/15/2032	3,612,974 (d)
	1,575,000	7.00%, due 8/1/2033	1,564,510 (d)
			48,948,237
Commercial Services 1.2%
		AA Bond Co. Ltd.
GBP	570,000	5.50%, due 7/31/2050	751,655 (n)
GBP	1,509,000	8.45%, due 7/31/2050	2,136,045 (n)
	$1,980,000	ADT Security Corp., 5.88%, due 10/15/2033	1,950,592 (d)
EUR	1,405,000	Aegis Lux 1a SARL, RESEARCH:, 5.63%, due 10/29/2031	1,653,023 (n)(o)
		Albion Financing 1 SARL/Aggreko Holdings, Inc.
EUR	1,254,000	5.38%, due 5/21/2030	1,498,449 (n)
	$2,235,000	7.00%, due 5/21/2030	2,308,755 (d)
	3,100,000	Allied Universal Holdco LLC, 7.88%, due 2/15/2031	3,251,503 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp.
	2,100,000	6.00%, due 6/1/2029	2,083,753 (d)
	870,000	6.88%, due 6/15/2030	895,101 (d)
		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL
EUR	415,000	3.63%, due 6/1/2028	479,414 (n)
GBP	1,819,000	4.88%, due 6/1/2028	2,413,612 (n)
EUR	1,554,000	Amber Finco PLC, 6.63%, due 7/15/2029	1,886,352 (n)
		BCP V Modular Services Finance II PLC
EUR	480,000	4.75%, due 11/30/2028	532,577 (n)
GBP	1,031,000	6.13%, due 11/30/2028	1,321,907 (n)
EUR	673,000	6.50%, due 7/10/2031	692,484 (n)
EUR	129,000	BCP V Modular Services Finance PLC, 6.75%, due 11/30/2029	105,044 (n)
		Block, Inc.
	$690,000	5.63%, due 8/15/2030	690,696 (d)
	2,195,000	6.50%, due 5/15/2032	2,236,823
	695,000	6.00%, due 8/15/2033	693,659 (d)
EUR	1,962,000	Boels Topholding BV, 5.75%, due 5/15/2030	2,338,362 (n)
	$1,035,000	Champions Financing, Inc., 8.75%, due 2/15/2029	1,007,174 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Commercial Services – cont'd
	$247,000	CMHI Finance BVI Co. Ltd., 4.00%, due 6/1/2027	$246,334 (n)
	1,000,000	Cornell University, 4.73%, due 6/15/2035	991,555
EUR	1,676,000	Currenta Group Holdings SARL, 5.50%, due 5/15/2030	1,976,771 (n)
		EquipmentShare.com, Inc.
	$305,000	8.63%, due 5/15/2032	323,472 (d)
	5,800,000	8.00%, due 3/15/2033	6,082,401 (d)
		Garda World Security Corp.
	760,000	6.00%, due 6/1/2029	744,740 (d)
	2,960,000	6.50%, due 1/15/2031	3,023,859 (d)
	2,365,000	8.25%, due 8/1/2032	2,419,738 (d)
	600,000	8.38%, due 11/15/2032	619,067 (d)
	2,055,000	Georgetown University, 2.94%, due 4/1/2050	1,295,381
		Herc Holdings, Inc.
	1,826,000	7.00%, due 6/15/2030	1,899,721 (d)
	385,000	5.75%, due 3/15/2031	385,924 (d)
	2,439,000	7.25%, due 6/15/2033	2,554,191 (d)
	1,285,000	6.00%, due 3/15/2034	1,274,097 (d)
EUR	100,000	ION Platform Finance SARL, 7.88%, due 5/1/2029	108,486 (n)
EUR	1,435,000	Kapla Holding SAS, 5.00%, due 4/30/2031	1,682,935 (n)
	$940,000	Mavis Tire Express Services Topco Corp., 6.50%, due 5/15/2029	937,215 (d)
EUR	1,720,000	Motability Operations Group PLC, 4.13%, due 2/4/2038	1,986,081 (n)
	$905,000	Movida Europe SA, 7.85%, due 4/11/2029	900,475 (d)
EUR	2,385,000	Multiversity SpA, 7.13%, due 5/17/2031	2,908,436 (n)
	$615,000	PayPal Holdings, Inc., (Secured Overnight Financing Rate + 0.67%), 4.32%, due 3/6/2028	616,016 (g)
EUR	2,994,000	Q-Park Holding I BV, 5.13%, due 2/15/2030	3,558,676 (n)
		RAC Bond Co. PLC
GBP	150,000	5.75%, due 5/6/2046	204,593 (n)
GBP	1,107,000	5.25%, due 11/4/2046	1,488,205 (n)
		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
	$755,000	6.75%, due 8/15/2032	753,508 (d)
EUR	1,270,000	5.50%, due 5/15/2033	1,429,114 (n)
EUR	3,200,000	Techem Verwaltungsgesellschaft 675 GmbH, 5.38%, due 7/15/2029	3,830,302 (n)
	$3,015,000	United Rentals North America, Inc., 5.38%, due 11/15/2033	2,981,179 (d)
EUR	5,609,000	Verisure Midholding AB, 5.25%, due 2/15/2029	6,589,479 (n)
	$1,910,000	Veritiv Operating Co., 10.50%, due 11/30/2030	2,012,710 (d)
	6,405,000	Wand NewCo 3, Inc., 7.63%, due 1/30/2032	6,667,810 (d)
		Williams Scotsman, Inc.
	1,055,000	6.63%, due 4/15/2030	1,086,567 (d)
	1,422,000	7.38%, due 10/1/2031	1,480,986 (d)
			95,987,004
Computers 0.2%
	690,000	Ahead DB Holdings LLC, 6.63%, due 5/1/2028	682,963 (d)
	4,730,000	Amentum Holdings, Inc., 7.25%, due 8/1/2032	4,896,069 (d)
		Atos SE
EUR	2,201,961	9.36%, due 12/18/2029	2,948,598 (n)(p)
EUR	1,374,259	5.20%, due 12/18/2030	1,569,861 (n)(p)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Computers – cont'd
	$4,315,000	CACI International, Inc., 6.38%, due 6/15/2033	$4,414,475 (d)
EUR	100,000	DXC Capital Funding DAC, 4.25%, due 12/9/2030	114,595 (n)
	$1,365,000	Fortress Intermediate 3, Inc., 7.50%, due 6/1/2031	1,378,627 (d)
	2,275,000	McAfee Corp., 7.38%, due 2/15/2030	1,843,329 (d)
	1,110,000	Science Applications International Corp., 5.88%, due 11/1/2033	1,094,836 (d)
			18,943,353
Cosmetics - Personal Care 0.0%‡
EUR	1,250,000	Perrigo Finance Unlimited Co., 5.38%, due 9/30/2032	1,420,424
Distribution - Wholesale 0.2%
EUR	1,419,000	Azelis Finance NV, 4.75%, due 9/25/2029	1,691,660 (n)
	$910,000	Dealer Tire LLC/DT Issuer LLC, 8.00%, due 2/1/2028	904,189 (d)
	4,496,000	Resideo Funding, Inc., 6.50%, due 7/15/2032	4,537,345 (d)
	2,900,000	S&S Holdings LLC, 8.38%, due 10/1/2031	2,668,359 (d)
	5,880,000	Windsor Holdings III LLC, 8.50%, due 6/15/2030	6,138,044 (d)
			15,939,597
Diversified Financial Services 1.6%
		AITX FinCo LLC
	3,000,000	5.38%, due 10/23/2030	2,982,314
	5,000,000	6.00%, due 10/23/2035	4,960,776
		Ally Financial, Inc.
	2,408,000	4.70%, due 5/15/2028	2,316,704 (l)(m)
	2,620,000	5.54%, due 1/17/2031	2,649,629 (l)
	1,415,000	American Express Co., (Secured Overnight Financing Rate Index + 1.00%), 4.66%, due 2/16/2028	1,420,308 (g)
	770,000	Azorra Finance Ltd., 6.25%, due 2/15/2034	739,847 (d)
	6,000,000	BAM Global LLC, 6.03%, due 4/15/2033	5,879,963
	200,000	Banco BTG Pactual SA, 6.25%, due 4/8/2029	204,419 (d)
		BPCE SFH SA
EUR	100,000	3.13%, due 1/24/2028	117,705 (n)
EUR	200,000	3.00%, due 3/24/2032	231,114 (n)
		Capital One Financial Corp.
	$760,000	7.15%, due 10/29/2027	769,628 (l)
	3,865,000	6.18%, due 1/30/2036	3,936,215 (l)
		Charles Schwab Corp.
	5,763,000	4.00%, due 6/1/2026	5,753,564 (l)(m)
	2,510,000	5.00%, due 6/1/2027	2,494,413 (l)(m)
	5,557,000	4.00%, due 12/1/2030	5,179,358 (l)(m)
		Citigroup Global Markets Holdings, Inc.
PKR	1,200,000,000	9.90%, due 7/19/2030	4,039,514 (d)
BDT	874,000,000	10.25%, due 8/27/2031	6,956,713 (d)
	12,000,000	Clear Street Holdings LLC, 8.00%, due 9/30/2030	11,665,100 (d)
EUR	100,000	Credit Mutuel Home Loan SFH SA, 2.75%, due 12/8/2027	117,026 (n)
EUR	2,000,000	doValue SpA, 5.38%, due 11/15/2031	2,381,474 (n)
	$1,145,000	Focus Financial Partners LLC, 6.75%, due 9/15/2031	1,164,860 (d)
	1,010,000	Freedom Mortgage Holdings LLC, 8.38%, due 4/1/2032	1,023,994 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Diversified Financial Services – cont'd
		Gabx Leasing LLC
	$2,045,000	4.63%, due 4/15/2031	$2,018,722 (d)
	7,605,000	5.30%, due 4/15/2036	7,508,445 (d)
	1,290,000	Global Aircraft Leasing Co. Ltd., 8.75%, due 9/1/2027	1,308,461 (d)
		Jane Street Group/JSG Finance, Inc.
	2,055,000	7.13%, due 4/30/2031	2,130,564 (d)
	1,800,000	6.75%, due 5/1/2033	1,849,160 (d)
GBP	1,443,000	Jerrold Finco PLC, 7.50%, due 6/15/2031	1,967,873 (n)
		Lakeview Loan Servicing LLC
	$8,000,000	5.36%, due 12/2/2030	7,878,426
	2,000,000	5.65%, due 12/2/2032	1,961,176
	265,000	Mastercard, Inc., (Secured Overnight Financing Rate Index + 0.44%), 4.09%, due 3/15/2028	265,193 (g)
EUR	200,000	MMB SCF SACA, 0.05%, due 9/17/2029	211,409 (n)
		Muthoot Finance Ltd.
	$200,000	7.13%, due 2/14/2028	203,038 (d)
	200,000	6.38%, due 3/2/2030	201,433 (d)
	200,000	5.75%, due 8/4/2030	198,306 (d)
	1,235,000	Navient Corp., 7.88%, due 6/15/2032	1,188,791
		OneMain Finance Corp.
	490,000	6.63%, due 5/15/2029	498,445
	1,390,000	6.13%, due 5/15/2030	1,389,516
	880,000	7.50%, due 5/15/2031	902,228
	1,645,000	7.13%, due 11/15/2031	1,668,111
	1,160,000	6.75%, due 3/15/2032	1,159,665
	445,000	7.13%, due 9/15/2032	451,255
	210,000	6.50%, due 3/15/2033	205,680
	235,000	6.75%, due 9/15/2033	231,146
		PennyMac Financial Services, Inc.
	1,275,000	7.88%, due 12/15/2029	1,322,896 (d)
	1,025,000	5.75%, due 9/15/2031	975,436 (d)
	885,000	Provident Funding Associates LP/PFG Finance Corp., 9.75%, due 9/15/2029	921,630 (d)
		Rocket Cos., Inc.
	655,000	6.50%, due 8/1/2029	667,241 (d)
	655,000	6.13%, due 8/1/2030	664,717 (d)
	2,085,000	6.38%, due 8/1/2033	2,110,427 (d)
	1,380,000	Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/2033	1,243,341 (d)
	200,000	Shriram Finance Ltd., 6.63%, due 4/22/2027	203,039 (d)
	1,285,000	SLM Corp., 6.50%, due 1/31/2030	1,297,331
		Terminal Investment Corp.
	4,000,000	6.08%, due 7/9/2037	3,942,238
	5,000,000	6.23%, due 10/1/2040	4,897,404
		UWM Holdings LLC
	1,050,000	6.63%, due 2/1/2030	1,007,752 (d)
	525,000	6.25%, due 3/15/2031	486,860 (d)
	1,360,000	Velocity Commercial Capital LLC, 9.38%, due 2/15/2031	1,406,312 (d)
	2,158,000	XP, Inc., 6.75%, due 7/2/2029	2,180,005 (d)
			125,708,310

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electric 3.2%
EUR	1,953,000	A2A SpA, 5.00%, due 6/11/2029	$2,340,719 (l)(m)(n)
	$2,980,000	Abu Dhabi National Energy Co. PJSC, 4.75%, due 3/9/2037	2,839,096 (d)
	9,645,000	Alliant Energy Corp., 5.75%, due 4/1/2056	9,480,306 (l)
		Alpha Generation LLC
	4,960,000	6.75%, due 10/15/2032	5,080,062 (d)
	3,046,000	6.25%, due 1/15/2034	3,025,179 (d)
		American Electric Power Co., Inc.
	6,735,000	7.05%, due 12/15/2054	7,047,746 (l)
	4,640,000	6.05%, due 3/15/2056	4,625,237 (l)
EUR	100,000	AusNet Services Holdings Pty. Ltd., 1.63%, due 3/11/2081	116,449 (l)(n)
		CenterPoint Energy, Inc.
	$10,620,000	6.70%, due 5/15/2055	10,833,473 (l)
	9,920,000	5.95%, due 4/1/2056	9,879,243 (l)
	1,180,000	Clearway Energy Operating LLC, 5.75%, due 1/15/2034	1,180,297 (d)
		CMS Energy Corp.
	8,225,000	3.75%, due 12/1/2050	7,581,860 (l)
	12,585,000	6.50%, due 6/1/2055	12,894,289 (l)
		Comision Federal de Electricidad
	1,710,000	5.70%, due 1/24/2030	1,727,100 (d)
	265,000	3.35%, due 2/9/2031	240,685 (n)
	1,610,000	6.50%, due 1/28/2051	1,587,479 (d)
	560,000	Consolidated Edison Co. of New York, Inc., (Secured Overnight Financing Rate Index + 0.52%), 4.18%, due 11/18/2027	559,493 (g)
	190,000	Constellation Energy Generation LLC, (Secured Overnight Financing Rate + 0.60%), 4.25%, due 1/8/2028	189,794 (g)
		Dominion Energy, Inc.
	13,895,000	6.63%, due 5/15/2055	14,211,070 (l)
	2,145,000	6.20%, due 2/15/2056	2,148,962 (l)
	900,000	Duke Energy Corp., 2.65%, due 9/1/2026	895,142
		EDP SA
EUR	1,600,000	4.75%, due 5/29/2054	1,899,767 (l)(n)
EUR	4,000,000	4.63%, due 9/16/2054	4,699,335 (l)(n)
EUR	1,000,000	1.88%, due 3/14/2082	1,093,353 (l)(n)
		Electricite de France SA
EUR	3,400,000	2.63%, due 12/1/2027	3,889,944 (l)(m)(n)
EUR	6,800,000	7.50%, due 9/6/2028	8,558,656 (l)(m)(n)
EUR	2,600,000	4.38%, due 1/6/2031	2,968,550 (l)(m)(n)
GBP	3,800,000	7.38%, due 6/17/2035	5,294,773 (l)(m)(n)
	$12,735,000	5.25%, due 4/22/2036	12,513,296 (d)
EUR	1,500,000	4.63%, due 5/7/2045	1,711,758 (n)
EUR	3,500,000	Elia Group SA, 5.85%, due 3/15/2028	4,230,977 (l)(m)(n)
EUR	2,325,000	Enel SpA, 4.50%, due 10/14/2032	2,671,670 (l)(m)(n)
EUR	715,000	Energia Group Roi Financeco DAC, 6.88%, due 7/31/2028	854,921 (n)
		Eversource Energy
	$4,290,000	6.10%, due 8/15/2056	4,272,610 (l)
	9,545,000	6.35%, due 8/15/2056	9,540,726 (l)
	5,239,784	FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple, 7.25%, due 1/31/2041	5,420,819 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electric – cont'd
	$565,000	Georgia Power Co., (Secured Overnight Financing Rate Index + 0.28%), 3.93%, due 9/15/2026	$564,410 (g)
EUR	1,675,000	Metlen Energy & Metals SA, 3.88%, due 5/26/2031	1,840,034 (n)
	$10,000,000	National Rural Utilities Cooperative Finance Corp., 5.75%, due 4/20/2056	9,847,390
		NextEra Energy Capital Holdings, Inc.
	1,350,000	(Secured Overnight Financing Rate Index + 0.80%), 4.47%, due 2/4/2028	1,355,379 (g)
	1,020,000	6.75%, due 6/15/2054	1,068,066 (l)
	3,315,000	6.38%, due 8/15/2055	3,383,067 (l)
EUR	1,230,000	4.50%, due 5/15/2056	1,390,551 (l)
		NRG Energy, Inc.
	$1,855,000	10.25%, due 3/15/2028	2,015,089 (d)(l)(m)
	3,480,000	5.75%, due 7/15/2029	3,478,414 (d)
	775,000	6.00%, due 2/1/2033	780,992 (d)
	710,000	5.75%, due 1/15/2034	704,755 (d)
	220,000	5.88%, due 5/15/2034	219,208 (d)
	760,000	6.00%, due 1/15/2036	754,799 (d)
	220,000	6.13%, due 5/15/2036	219,169 (d)
		Orsted AS
GBP	640,000	5.38%, due 9/13/2042	743,834 (n)
EUR	2,778,000	1.75%, due 12/31/2099	3,142,446 (l)(n)
EUR	2,887,000	5.13%, due 12/31/2099	3,417,927 (l)(n)
		Pacific Gas & Electric Co.
	$2,646,794	4.95%, due 7/1/2050	2,198,285
	3,997,000	6.15%, due 3/1/2055	3,880,551
	3,057,000	6.10%, due 10/15/2055	2,949,457
	3,120,000	PG&E Corp., 6.85%, due 9/15/2056	3,119,375 (l)
	200,000	ReNew Wind Energy AP2/ReNew Power Pvt Ltd. other 9 Subsidiaries, 4.50%, due 7/14/2028	192,331 (n)
	1,330,000	Saavi Energia SARL, 8.88%, due 2/10/2035	1,479,359 (d)
		Sempra
	9,719,000	6.40%, due 10/1/2054	9,794,070 (l)
	2,460,000	6.38%, due 4/1/2056	2,488,073 (l)
	9,650,000	Sierra Pacific Power Co., 6.38%, due 9/15/2056	9,610,561 (l)
EUR	3,088,000	Southern Co., 1.88%, due 9/15/2081	3,518,423 (l)
	$10,000,000	Sunflower Electric Power Corp., 5.75%, due 6/30/2055	9,882,171
		Talen Energy Supply LLC
	1,410,000	6.25%, due 2/1/2034	1,399,477 (d)
	1,405,000	6.50%, due 2/1/2036	1,410,320 (d)
EUR	100,000	Tennet Netherlands BV, 1.50%, due 6/3/2039	93,054 (n)
	$1,660,000	Vistra Corp., 7.00%, due 12/15/2026	1,664,849 (d)(l)(m)
	2,470,000	VoltaGrid LLC, 7.38%, due 11/1/2030	2,563,667 (d)
	1,330,000	XPLR Infrastructure Operating Partners LP, 7.75%, due 4/15/2034	1,394,041 (d)
			260,668,430
Electrical Components & Equipment 0.2%
		Belden, Inc.
EUR	933,000	3.38%, due 7/15/2031	1,045,408 (n)
EUR	1,250,000	4.25%, due 2/1/2033	1,421,985 (n)
EUR	2,230,000	Energizer Gamma Acquisition BV, 3.50%, due 6/30/2029	2,500,881 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Electrical Components & Equipment – cont'd
	$1,200,000	EnerSys, 6.63%, due 1/15/2032	$1,234,899 (d)
EUR	2,500,000	Nexans SA, 4.25%, due 3/11/2030	2,975,297 (n)
EUR	2,611,000	Prysmian SpA, 5.25%, due 5/21/2030	3,138,095 (l)(m)(n)
		WESCO Distribution, Inc.
	$3,920,000	6.63%, due 3/15/2032	4,059,807 (d)
	2,180,000	6.38%, due 3/15/2033	2,251,707 (d)
			18,628,079
Electronics 0.1%
	900,000	Amphenol Corp., (Secured Overnight Financing Rate + 0.53%), 4.19%, due 11/15/2027	899,007 (g)
	2,545,000	Sensata Technologies, Inc., 6.63%, due 7/15/2032	2,625,883 (d)
			3,524,890
Energy - Alternate Sources 0.0%‡
	1,520,000	FS Luxembourg SARL, 8.63%, due 6/25/2033	1,489,525 (d)
Engineering & Construction 0.2%
		Abertis Infraestructuras Finance BV
EUR	2,500,000	4.87%, due 11/28/2029	2,962,087 (l)(m)(n)
EUR	800,000	4.75%, due 11/23/2030	936,698 (l)(m)(n)
	$4,505,337	Artera Services LLC, 8.50%, due 2/15/2031	3,880,039 (d)
		Assemblin Caverion Group AB
EUR	1,898,000	6.25%, due 7/1/2030	2,291,023 (n)
EUR	455,000	(3 mo. EUR EURIBOR + 3.50%), 5.58%, due 7/1/2031	536,700 (g)(n)
	$217,000	ATP Tower Holdings/Andean Telecom Partners Chile SpA/Andean Tower Partners C, 7.88%, due 2/3/2030	221,943 (d)
	600,000	Brand Industrial Services, Inc., 10.38%, due 8/1/2030	552,366 (d)
GBP	1,604,000	Gatwick Airport Finance PLC, 6.00%, due 11/21/2030	2,144,754 (n)
		Global Infrastructure Solutions, Inc.
	$1,520,000	5.63%, due 6/1/2029	1,517,495 (d)
	715,000	7.50%, due 4/15/2032	754,309 (d)
	260,000	IHS Holding Ltd., 7.88%, due 5/29/2030	267,776 (d)
GBP	1,046,000	Kier Group PLC, 9.00%, due 2/15/2029	1,481,742 (n)
			17,546,932
Entertainment 0.6%
GBP	445,000	888 Acquisitions Ltd., 10.75%, due 5/15/2030	593,472 (n)
EUR	1,105,000	Allwyn Entertainment Financing U.K. PLC, 4.13%, due 2/15/2031	1,257,049 (n)
EUR	1,215,000	Betclic Everest Group SAS, 5.13%, due 12/10/2031	1,429,204 (n)
		Churchill Downs, Inc.
	$1,685,000	5.75%, due 4/1/2030	1,679,498 (d)
	2,920,000	6.75%, due 5/1/2031	2,986,626 (d)
		Cirsa Finance International SARL
EUR	2,246,000	7.88%, due 7/31/2028	2,715,460 (n)
EUR	625,000	6.50%, due 3/15/2029	757,111 (n)
		CPUK Finance Ltd.
GBP	1,860,000	4.50%, due 8/28/2027	2,485,338 (n)
GBP	1,060,000	6.88%, due 8/28/2032	1,454,949 (n)
		Discovery Global Holdings, Inc.
	$2,045,000	4.28%, due 3/15/2032	1,852,218

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Entertainment – cont'd
	$855,000	5.05%, due 3/15/2042	$610,068
EUR	1,010,000	Entain PLC, 4.88%, due 11/30/2031	1,185,300 (n)
		Flutter Treasury DAC
EUR	1,173,000	5.00%, due 4/29/2029	1,397,407 (n)
EUR	1,255,000	4.00%, due 6/4/2031	1,436,720 (n)
GBP	580,000	6.13%, due 6/4/2031	777,297 (n)
EUR	1,005,000	LHMC Finco 2 SARL, 8.63% Cash/9.38% PIK, due 5/15/2030	1,239,379 (n)(o)
	$3,205,000	Light & Wonder International, Inc., 6.25%, due 10/1/2033	3,178,438 (d)
		Lottomatica Group SpA
EUR	946,000	5.38%, due 6/1/2030	1,134,368 (n)
EUR	830,000	4.88%, due 1/31/2031	985,867 (n)
	$1,375,000	Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, due 5/1/2029	1,344,336 (d)
		Mohegan Tribal Gaming Authority/MS Digital Entertainment Holdings LLC
	830,000	8.25%, due 4/15/2030	864,026 (d)
	305,000	11.88%, due 4/15/2031	327,327 (d)
GBP	1,055,000	Pinewood Finco PLC, 6.00%, due 3/27/2030	1,418,480 (n)
	$4,190,000	SeaWorld Parks & Entertainment, Inc., 5.25%, due 8/15/2029	4,050,858 (d)
	1,740,000	Six Flags Entertainment Corp., 7.25%, due 5/15/2031	1,715,646 (d)
	2,220,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Magnum Management Corp., 5.25%, due 7/15/2029	2,135,738
	2,290,000	Six Flags Entertainment Corp./Canada's Wonderland Co./Millennium Operations LLC, 8.63%, due 1/15/2032	2,328,131 (d)
	3,485,000	Six Flags Entertainment Corp./Six Flags Theme Parks, Inc./Canada's Wonderland Co., 6.63%, due 5/1/2032	3,546,991 (d)
			46,887,302
Environmental Control 0.1%
	1,245,000	Luna 1.5 SARL, 12.00%, due 7/1/2032	1,322,934 (d)(o)
	3,715,000	Madison IAQ LLC, 5.88%, due 6/30/2029	3,704,946 (d)
EUR	2,200,000	Paprec Holding SA, 4.50%, due 7/15/2032	2,588,635 (n)
			7,616,515
Food 0.7%
		Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
	$880,000	5.50%, due 3/31/2031	875,111 (d)
	2,130,000	5.63%, due 3/31/2032	2,101,280 (d)
	705,000	6.25%, due 3/15/2033	711,255 (d)
	1,965,000	5.75%, due 3/31/2034	1,912,962 (d)
GBP	1,700,000	Bellis Acquisition Co. PLC, 8.13%, due 5/14/2030	2,139,305 (n)
	$2,975,000	Chobani LLC/Chobani Finance Corp., Inc., 6.38%, due 4/15/2034	3,035,410 (d)
GBP	715,000	Co-operative Group Holdings 2011 Ltd., 7.50%, due 7/8/2026	976,240 (n)
EUR	1,879,000	Darling Global Finance BV, 4.50%, due 7/15/2032	2,221,620 (n)
EUR	2,114,000	Flora Food Management BV, 6.88%, due 7/2/2029	2,395,206 (n)
		Froneri Lux FinCo SARL
EUR	2,500,000	4.75%, due 8/1/2032	2,843,597 (n)
	$1,545,000	6.00%, due 8/1/2032	1,528,052 (d)
	240,000	Grupo Nutresa SA, 8.00%, due 5/12/2030	253,143 (d)
		JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
	1,510,000	5.95%, due 4/20/2035	1,563,247

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Food – cont'd
	$1,885,000	6.50%, due 12/1/2052	$1,890,483
	22,085,000	6.38%, due 2/25/2055	21,856,416
		Minerva Luxembourg SA
	2,635,000	8.88%, due 9/13/2033	2,810,183 (d)
	1,915,000	7.50%, due 4/22/2036	1,882,502 (d)
EUR	440,000	Nomad Foods Bondco PLC, 2.50%, due 6/24/2028	502,464 (n)
		Performance Food Group, Inc.
	$710,000	4.25%, due 8/1/2029	688,348 (d)
	615,000	6.13%, due 9/15/2032	623,407 (d)
	2,135,000	5.63%, due 3/1/2034	2,090,510 (d)
		U.S. Foods, Inc.
	880,000	7.25%, due 1/15/2032	915,337 (d)
	445,000	5.75%, due 4/15/2033	446,633 (d)
			56,262,711
Food Service 0.1%
EUR	1,883,000	Aramark International Finance SARL, 4.38%, due 4/15/2033	2,146,243 (n)
EUR	1,709,000	Elior Group SA, 5.63%, due 3/15/2030	2,049,341 (n)
		TKC Holdings, Inc.
	$2,316,000	8.50%, due 8/15/2030	2,370,641 (d)
	645,000	12.00%, due 2/15/2031	672,089 (d)
			7,238,314
Forest Products & Paper 0.1%
EUR	2,615,000	Ahlstrom Holding 3 Oy, 3.63%, due 2/4/2028	3,025,572 (n)
	$2,470,000	Celulosa Arauco y Constitucion SA, 4.20%, due 1/29/2030	2,346,476 (d)
EUR	514,832	Fiber Midco SpA, 10.00% cash, .75% deferred interest payable if called /mat 0.00% PIK, due 6/15/2029	440,252 (n)(o)(q)
	$1,450,000	Magnera Corp., 7.25%, due 11/15/2031	1,357,613 (d)
	2,390,000	Suzano Netherlands BV, 5.50%, due 1/15/2036	2,341,124
			9,511,037
Gas 0.2%
	8,300,000	NiSource, Inc., 5.75%, due 7/15/2056	8,301,510 (l)
EUR	200,000	Southern Gas Networks PLC, 3.50%, due 10/16/2030	233,320 (n)
		Spire, Inc.
	$3,415,000	6.25%, due 6/1/2056	3,403,303 (l)
	3,715,000	6.45%, due 6/1/2056	3,724,217 (l)
EUR	1,730,000	UGI International LLC, 2.50%, due 12/1/2029	1,893,084 (n)
			17,555,434
Healthcare - Products 0.1%
	$1,315,000	Abbott Laboratories, (Secured Overnight Financing Rate Index + 0.50%), 4.15%, due 3/9/2029	1,316,644 (g)
	3,495,000	Bausch & Lomb Corp., 8.38%, due 10/1/2028	3,608,587 (d)
	1,655,000	Medline Borrower LP/Medline Co-Issuer, Inc., 6.25%, due 4/1/2029	1,692,438 (d)
		RAY Financing LLC
EUR	465,000	(3 mo. EUR EURIBOR + 3.75%), 5.95%, due 7/15/2031	546,249 (g)(n)
EUR	3,636,000	6.50%, due 7/15/2031	4,310,090 (n)
			11,474,008

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Healthcare - Services 0.8%
		Acadia Healthcare Co., Inc.
	$1,070,000	5.00%, due 4/15/2029	$1,047,022 (d)
	640,000	7.38%, due 3/15/2033	654,651 (d)
	2,125,000	Ascension Health, 3.11%, due 11/15/2039	1,674,157
	1,000,000	Bon Secours Mercy Health, Inc., 2.10%, due 6/1/2031	885,753
EUR	2,015,000	CAB SELAS, 3.38%, due 2/1/2028	2,337,320 (n)
		Centene Corp.
	$2,360,000	4.63%, due 12/15/2029	2,300,760
	1,150,000	3.38%, due 2/15/2030	1,068,624
		CHS/Community Health Systems, Inc.
	135,000	6.00%, due 1/15/2029	133,931 (d)
	455,000	5.25%, due 5/15/2030	429,627 (d)
	940,000	10.88%, due 1/15/2032	1,009,550 (d)
	670,000	9.75%, due 1/15/2034	691,045 (d)
	2,055,000	CommonSpirit Health, 4.19%, due 10/1/2049	1,585,809
EUR	2,479,000	Ephios Subco 3 SARL, 7.88%, due 1/31/2031	3,067,880 (n)
EUR	3,332,000	Eurofins Scientific SE, 6.75%, due 4/24/2028	4,076,697 (l)(m)(n)
	$6,265,000	Global Medical Response, Inc., 7.38%, due 10/1/2032	6,530,887 (d)
EUR	1,360,000	Gruppo San Donato SPA, 6.50%, due 10/31/2031	1,593,794 (n)
	$995,000	HAH Group Holding Co. LLC, 9.75%, due 10/1/2031	910,687 (d)
		IQVIA, Inc.
EUR	785,000	2.25%, due 1/15/2028	900,372 (n)
EUR	952,000	2.88%, due 6/15/2028	1,098,489 (n)
		LifePoint Health, Inc.
	$1,485,000	8.38%, due 2/15/2032	1,558,053 (d)
	1,205,000	10.00%, due 6/1/2032	1,233,317 (d)
	2,180,000	7.00%, due 5/1/2034	2,125,646 (d)
EUR	2,540,000	Mehilainen Yhtiot OYJ, 5.13%, due 6/30/2032	2,991,551 (n)
		Molina Healthcare, Inc.
	$895,000	3.88%, due 11/15/2030	829,377 (d)
	1,785,000	6.50%, due 2/15/2031	1,816,148 (d)
	1,085,000	6.25%, due 1/15/2033	1,083,859 (d)
	1,385,000	Select Medical Corp., 6.25%, due 12/1/2032	1,344,873 (d)
	3,185,000	Surgery Center Holdings, Inc., 7.25%, due 4/15/2032	3,176,497 (d)
		Team Health Holdings, Inc.
	1,265,000	8.38%, due 6/30/2028	1,269,276 (d)
	1,157,698	9.00% Cash/4.50% PIK, due 6/30/2028	1,217,030 (d)(o)
	3,790,000	Tenet Healthcare Corp., 6.00%, due 11/15/2033	3,830,701 (d)
		UnitedHealth Group, Inc.
	565,000	(Secured Overnight Financing Rate + 0.50%), 4.15%, due 7/15/2026	565,309 (g)
	5,575,000	4.65%, due 1/15/2031	5,609,674
	1,455,000	5.30%, due 6/15/2035	1,484,114
			62,132,480
Holding Companies - Diversified 0.1%
EUR	3,445,000	Benteler International Austria GmbH, 7.25%, due 6/15/2031	4,282,614 (n)
EUR	1,982,000	Progroup AG, 5.38%, due 4/15/2031	2,340,029 (n)
			6,622,643

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Home Builders 0.1%
	$610,000	Beazer Homes USA, Inc., 7.50%, due 3/15/2031	$607,478 (d)
	1,250,000	Installed Building Products, Inc., 5.63%, due 2/1/2034	1,243,799 (d)
		K Hovnanian Enterprises, Inc.
	990,000	8.00%, due 4/1/2031	998,266 (d)
	715,000	8.38%, due 10/1/2033	718,315 (d)
	1,085,000	LGI Homes, Inc., 7.00%, due 11/15/2032	1,039,825 (d)
	2,120,000	Mattamy Group Corp., 6.00%, due 12/15/2033	2,035,339 (d)
GBP	1,607,000	Miller Homes Group Finco PLC, 7.00%, due 5/15/2029	2,080,760 (n)
	$2,330,000	Taylor Morrison Communities, Inc., 5.75%, due 11/15/2032	2,354,887 (d)
			11,078,669
Home Furnishings 0.0%‡
		Whirlpool Corp.
	615,000	6.13%, due 6/15/2030	603,090
	625,000	6.50%, due 6/15/2033	598,602
			1,201,692
Household Products - Wares 0.0%‡
EUR	1,911,000	Ontex Group NV, 5.25%, due 4/15/2030	2,039,417 (n)
Housewares 0.0%‡
		Newell Brands, Inc.
	$585,000	8.50%, due 6/1/2028	611,304 (d)
	235,000	6.63%, due 9/15/2029	234,839
	651,000	6.38%, due 5/15/2030	637,593
			1,483,736
Industrial Services 0.1%
	10,000,000	Tillman Infrastructure LLC, 7.12%, due 3/26/2033	9,908,058
Insurance 0.5%
		Acrisure LLC/Acrisure Finance, Inc.
	2,205,000	7.50%, due 11/6/2030	2,239,230 (d)
	345,000	6.75%, due 7/1/2032	339,898 (d)
GBP	500,000	Admiral Group PLC, 8.50%, due 1/6/2034	759,888 (n)
	$200,000	AIA Group Ltd., 5.63%, due 10/25/2027	203,982 (d)
	1,210,000	Amynta Agency Borrower, Inc. & Amynta Warranty Borrower, Inc., 7.50%, due 7/15/2033	1,179,862 (d)
		Athene Global Funding
	530,000	(Secured Overnight Financing Rate Index + 0.83%), 4.52%, due 1/7/2027	530,192 (d)(g)
	430,000	(Secured Overnight Financing Rate Index + 1.00%), 4.65%, due 9/18/2028	426,884 (d)(g)
EUR	1,330,000	3.72%, due 8/22/2032	1,511,532 (n)
GBP	740,000	BUPA Finance PLC, 6.63%, due 11/18/2045	956,659 (n)
	$671,000	Corebridge Global Funding, (Secured Overnight Financing Rate + 1.30%), 4.95%, due 9/25/2026	673,161 (d)(g)
	7,550,000	Equitable Holdings, Inc., 6.70%, due 3/28/2055	7,743,295 (l)
	200,000	FWD Group Holdings Ltd., 5.25%, due 9/22/2030	199,980 (d)
EUR	1,140,000	GA Global Funding Trust, 4.13%, due 9/16/2035	1,296,852 (n)
		HUB International Ltd.
	$650,000	5.63%, due 12/1/2029	641,837 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Insurance – cont'd
	$3,525,000	7.25%, due 6/15/2030	$3,646,510 (d)
	4,170,000	7.38%, due 1/31/2032	4,271,627 (d)
	2,305,000	Liberty Mutual Group, Inc., 4.13%, due 12/15/2051	2,279,802 (d)(l)
	565,000	Marsh & McLennan Cos., Inc., (Secured Overnight Financing Rate Index + 0.70%), 4.37%, due 11/8/2027	565,500 (g)
	2,870,000	MetLife, Inc., 6.35%, due 3/15/2055	2,937,907 (l)
	710,000	New York Life Global Funding, (Secured Overnight Financing Rate + 0.58%), 4.24%, due 8/28/2026	710,557 (d)(g)
GBP	550,000	Pension Insurance Corp. PLC, 6.88%, due 11/15/2034	748,371 (n)
	$525,000	Principal Life Global Funding II, (Secured Overnight Financing Rate + 0.81%), 4.47%, due 8/18/2028	524,993 (d)(g)
	1,550,000	Prudential Financial, Inc., 5.13%, due 3/1/2052	1,510,685 (l)
	1,600,000	USI, Inc., 7.50%, due 1/15/2032	1,645,777 (d)
			37,544,981
Internet 0.4%
		Alphabet, Inc.
	730,000	(Secured Overnight Financing Rate + 0.52%), 4.18%, due 11/15/2028	732,132 (g)
	370,000	5.35%, due 11/15/2045	358,967
	740,000	5.45%, due 11/15/2055	707,824
EUR	100,000	4.38%, due 11/6/2064	110,900
	$740,000	5.70%, due 11/15/2075	708,212
		Amazon.com, Inc.
	820,000	(Secured Overnight Financing Rate + 0.59%), 4.24%, due 3/13/2029	821,701 (g)
EUR	100,000	3.35%, due 3/16/2032	116,479
	$865,000	Beignet Investor LLC, 6.58%, due 5/30/2049	893,321 (d)
EUR	100,000	Booking Holdings, Inc., 3.88%, due 3/21/2045	103,263
EUR	100,000	Engineering - Ingegneria Informatica - SpA, 11.13%, due 5/15/2028	120,479 (n)
		Meta Platforms, Inc.
	$8,960,000	5.25%, due 5/15/2036	8,934,862
	655,000	5.50%, due 11/15/2045	608,572
	750,000	5.63%, due 11/15/2055	688,660
	11,205,000	6.30%, due 5/15/2056	11,222,259
EUR	1,425,000	Rakuten Group, Inc., 4.25%, due 4/22/2027	1,632,712 (l)(m)(n)
		United Group BV
EUR	665,000	4.63%, due 8/15/2028	780,788 (n)
EUR	1,160,000	5.25%, due 2/1/2030	1,352,036 (n)
EUR	1,399,000	6.75%, due 2/15/2031	1,686,878 (n)
EUR	200,000	6.50%, due 10/31/2031	238,835 (n)
		Wayfair LLC
	$930,000	7.25%, due 10/31/2029	953,039 (d)
	1,095,000	6.75%, due 11/15/2032	1,107,053 (d)
			33,878,972
Investment Companies 0.4%
		Abu Dhabi Developmental Holding Co. PJSC
	539,000	4.50%, due 5/6/2030	533,690 (d)
	4,030,000	4.38%, due 10/2/2031	3,938,572 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Investment Companies – cont'd
Gaci First Investment Co.
	$200,000	5.00%, due 1/29/2029	$200,965 (n)
	674,000	5.25%, due 1/29/2030	684,369 (n)
	6,400,000	Kayne Anderson BDC, Inc., 6.15%, due 10/15/2030	6,282,839
	7,405,000	MDGH GMTN RSC Ltd., 4.63%, due 10/16/2035	7,101,260 (d)
	10,000,000	Monroe Capital Corp., 6.57%, due 7/10/2030	9,749,388
28,491,083
Iron - Steel 0.2%
	1,215,000	Carpenter Technology Corp., 5.63%, due 3/1/2034	1,215,732 (d)
Celsa Opco SA
EUR	2,445,000	(3 mo. EUR EURIBOR + 5.50%), 7.65%, due 12/15/2030	2,870,256 (g)(n)
EUR	200,000	8.25%, due 12/15/2030	240,982 (n)
Cleveland-Cliffs, Inc.
	$2,030,000	6.88%, due 11/1/2029	2,068,640 (d)
	580,000	7.00%, due 3/15/2032	579,639 (d)
	200,000	CSN Inova Ventures, 6.75%, due 1/28/2028	170,304 (n)
Metinvest BV
	240,000	7.65%, due 10/1/2027	229,275 (d)
	1,990,000	7.75%, due 10/17/2029	1,754,462 (d)
Mineral Resources Ltd.
	1,650,000	7.00%, due 4/1/2031	1,712,647 (d)
	840,000	6.00%, due 5/1/2032	833,488 (d)
	830,000	6.25%, due 5/1/2034	819,565 (d)
	790,000	Vale Overseas Ltd., 6.40%, due 6/28/2054	810,919
13,305,909
Leisure Time 0.5%
	1,800,000	Acushnet Co., 5.63%, due 12/1/2033	1,808,363 (d)
Carnival Corp.
	510,000	5.88%, due 6/15/2031	517,254 (d)
	5,175,000	6.13%, due 2/15/2033	5,250,863 (d)
GBP	1,230,000	Deuce Finco PLC, 7.00%, due 11/20/2031	1,674,182 (n)
	$2,090,000	Lindblad Expeditions LLC, 7.00%, due 9/15/2030	2,147,019 (d)
NCL Corp. Ltd.
	720,000	7.75%, due 2/15/2029	751,624 (d)
	1,185,000	5.88%, due 1/15/2031	1,153,385 (d)
	725,000	6.75%, due 2/1/2032	721,443 (d)
	710,000	6.25%, due 9/15/2033	687,160 (d)
	5,470,000	Patrick Industries, Inc., 6.38%, due 11/1/2032	5,503,575 (d)
GBP	1,417,000	Pinnacle Bidco PLC, 10.00%, due 10/11/2028	2,009,884 (n)
	$10,000,000	Safe Harbor Marinas, 5.92%, due 11/18/2030	9,980,420
EUR	1,275,000	TUI Cruises GmbH, 5.00%, due 5/15/2030	1,483,886 (n)
	$3,405,000	Viking Cruises Ltd., 5.88%, due 10/15/2033	3,413,652 (d)
37,102,710
Lodging 0.1%
EUR	1,200,000	Accor SA, 4.88%, due 6/6/2030	1,393,453 (l)(m)(n)
EUR	2,565,000	Essendi SA, 5.50%, due 11/15/2031	3,005,463 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Lodging – cont'd
	$200,000	Fortune Star BVI Ltd., 8.50%, due 5/19/2028	$204,683 (n)
	52,000	Las Vegas Sands Corp., 5.63%, due 6/15/2028	52,762
	1,081,000	Marriott International, Inc., 5.10%, due 5/1/2038	1,036,755
	1,975,000	Melco Resorts Finance Ltd., 5.63%, due 7/17/2027	1,970,145 (d)
EUR	890,400	Motel One GmbH, 7.75%, due 4/2/2031	1,100,738 (n)
	$875,000	Travel & Leisure Co., 6.13%, due 9/1/2033	867,112 (d)
GBP	578,000	TVL Finance PLC, 10.25%, due 4/28/2028	754,944 (n)
	$1,225,000	Wyndham Hotels & Resorts, Inc., 5.63%, due 3/1/2033	1,212,210 (d)
			11,598,265
Machinery - Construction & Mining 0.2%
	1,500,000	Caterpillar Financial Services Corp., (Secured Overnight Financing Rate + 0.52%), 4.18%, due 5/14/2027	1,502,456 (g)
	4,670,000	Manitowoc Co., Inc., 9.25%, due 10/1/2031	4,993,197 (d)
	4,390,000	Terex Corp., 6.25%, due 10/15/2032	4,461,851 (d)
	4,915,000	Vertiv Holdings Co., 5.80%, due 3/15/2056	4,766,669
			15,724,173
Machinery - Diversified 0.3%
	5,476,000	Columbus McKinnon Corp., 7.13%, due 2/1/2033	5,507,240 (d)
	1,885,000	Esab Corp., 5.63%, due 4/1/2031	1,902,359 (d)
		John Deere Capital Corp.
	150,000	(Secured Overnight Financing Rate + 0.60%), 4.25%, due 6/11/2027	150,371 (g)
	600,000	(Secured Overnight Financing Rate + 0.40%), 4.05%, due 1/7/2028	600,079 (g)
	395,000	(Secured Overnight Financing Rate + 0.55%), 4.21%, due 3/9/2029	395,064 (g)
	2,915,000	Lsf12 Helix Parent LLC, 7.13%, due 2/1/2033	2,845,442 (d)
EUR	788,698	TK Elevator Midco GmbH, 4.38%, due 7/15/2027	926,002 (n)
	$10,000,000	Toro Co., 5.27%, due 9/30/2032	9,988,761
			22,315,318
Media 0.8%
		CCO Holdings LLC/CCO Holdings Capital Corp.
	2,590,000	5.38%, due 6/1/2029	2,548,197 (d)
	1,240,000	6.38%, due 9/1/2029	1,242,158 (d)
	1,325,000	4.75%, due 3/1/2030	1,256,006 (d)
	1,280,000	4.50%, due 8/15/2030	1,193,939 (d)
	835,000	4.25%, due 2/1/2031	758,399 (d)
	1,850,000	4.50%, due 5/1/2032	1,624,592
	1,615,000	7.00%, due 2/1/2033	1,591,959 (d)
	335,000	4.50%, due 6/1/2033	287,800 (d)
	830,000	4.25%, due 1/15/2034	696,167 (d)
	815,000	7.38%, due 2/1/2036	798,993 (d)
		Charter Communications Operating LLC/Charter Communications Operating Capital
	2,975,000	6.10%, due 6/1/2029	3,072,703
	3,825,000	5.75%, due 4/1/2048	3,201,719
	10,588,000	4.80%, due 3/1/2050	7,783,827
	12,455,000	3.95%, due 6/30/2062	7,277,409
		CSC Holdings LLC
	487,500	5.50%, due 4/15/2027	411,228 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Media – cont'd
	$275,000	5.38%, due 2/1/2028	$205,308 (d)
	4,932,143	11.25%, due 5/15/2028	4,011,261 (d)
	1,725,000	11.75%, due 1/31/2029	1,235,250 (d)
	240,000	6.50%, due 2/1/2029	149,411 (d)
	1,095,000	4.63%, due 12/1/2030	382,482 (d)
	235,000	4.50%, due 11/15/2031	137,016 (d)
	550,000	5.00%, due 11/15/2031	196,663 (d)
	620,000	Discovery Communications LLC, 4.13%, due 5/15/2029	604,537
	3,905,000	DISH DBS Corp., 7.38%, due 7/1/2028	3,813,578
		EchoStar Corp.
	3,105,000	10.75%, due 11/30/2029	3,371,261
	1,588,950	6.75% Cash/6.75% PIK, due 11/30/2030	1,612,176 (o)
	1,955,000	Midcontinent Communications, 8.00%, due 8/15/2032	1,839,906 (d)
		Paramount Global
	630,000	7.88%, due 7/30/2030	670,389
	850,000	4.95%, due 1/15/2031	801,812
	855,000	6.88%, due 4/30/2036	795,365
	665,000	4.38%, due 3/15/2043	424,070
	580,000	5.85%, due 9/1/2043	425,759
	630,000	4.90%, due 8/15/2044	413,141
EUR	1,244,000	Sunrise FinCo I BV, 4.63%, due 5/15/2032	1,444,946 (n)
GBP	860,000	Time Warner Cable LLC, 5.25%, due 7/15/2042	923,698
EUR	1,300,775	UPCB Finance VII Ltd., 3.63%, due 6/15/2029	1,498,410 (n)
EUR	990,000	VZ Secured Financing BV, 5.25%, due 1/15/2033	1,103,938 (n)
EUR	100,000	Ziggo Bond Co. BV, 6.13%, due 11/15/2032	104,594 (n)
EUR	1,205,000	Ziggo BV, 2.88%, due 1/15/2030	1,335,915 (n)
			61,245,982
Metal Fabricate - Hardware 0.0%‡
	$1,280,000	Advanced Drainage Systems, Inc., 5.38%, due 3/1/2034	1,261,907 (d)
EUR	146,000	Timken Co., 4.13%, due 5/23/2034	170,750
			1,432,657
Mining 0.5%
	$5,730,000	Capstone Copper Corp., 6.75%, due 3/31/2033	5,831,312 (d)
	2,880,000	Century Aluminum Co., 6.88%, due 8/1/2032	2,981,350 (d)
	200,000	Chinalco Capital Holdings Ltd., 2.13%, due 6/3/2026	199,624 (n)
	200,000	Cia de Minas Buenaventura SAA, 6.80%, due 2/4/2032	205,036 (d)
		Constellium SE
EUR	2,357,000	5.38%, due 8/15/2032	2,857,970 (n)
	$640,000	6.38%, due 8/15/2032	656,304 (d)
		Corp. Nacional del Cobre de Chile
	4,780,000	6.33%, due 1/13/2035	5,064,410 (d)
	350,000	6.44%, due 1/26/2036	373,262 (d)
	1,150,000	5.53%, due 1/30/2037	1,141,835 (d)
		First Quantum Minerals Ltd.
	2,600,000	7.25%, due 2/15/2034	2,673,102 (d)
	2,020,000	6.38%, due 2/15/2036	1,985,797 (d)
EUR	1,110,000	Glencore Capital Finance DAC, 3.67%, due 10/6/2032	1,286,496 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Mining – cont'd
	$380,000	Ivanhoe Mines Ltd., 7.88%, due 1/23/2030	$387,427 (d)
Kaiser Aluminum Corp.
	1,875,000	4.50%, due 6/1/2031	1,798,626 (d)
	2,580,000	5.88%, due 3/1/2034	2,584,035 (d)
	320,000	Navoi Mining & Metallurgical Combinat, 6.75%, due 5/14/2030	333,054 (d)
	950,000	Nexa Resources SA, 6.60%, due 4/8/2037	989,908 (d)
Novelis Corp.
	2,135,000	4.75%, due 1/30/2030	2,045,293 (d)
	370,000	6.88%, due 1/30/2030	379,330 (d)
	2,850,000	Skeena Resources Ltd., 8.50%, due 4/1/2031	2,983,864 (d)
	800,000	Southern Copper Corp., 5.25%, due 11/8/2042	760,895
	214,000	Stillwater Mining Co., 4.00%, due 11/16/2026	212,331 (d)
	2,890,000	Taseko Mines Ltd., 8.25%, due 5/1/2030	3,025,385 (d)
	231,000	Volcan Cia Minera SAA, 8.50%, due 10/28/2032	238,505 (d)
	200,000	WE Soda Investments Holding PLC, 9.50%, due 10/6/2028	201,967 (n)
41,197,118
Miscellaneous Manufacturer 0.4%
	5,605,000	Amsted Industries, Inc., 6.38%, due 3/15/2033	5,702,034 (d)
Avient Corp.
	1,315,000	7.13%, due 8/1/2030	1,339,301 (d)
	2,655,000	6.25%, due 11/1/2031	2,693,559 (d)
	970,000	Axon Enterprise, Inc., 6.25%, due 3/15/2033	995,376 (d)
	1,907,187	Calderys Financing II LLC, 11.75% Cash/12.50% PIK, due 6/1/2028	1,934,832 (d)(o)
EUR	2,253,000	Ctec II GmbH, 5.25%, due 2/15/2030	2,508,869 (n)
Eaton Corp.
	$3,710,000	4.80%, due 3/6/2036	3,652,222
	3,170,000	5.45%, due 3/6/2056	3,067,168
	1,865,000	Enpro, Inc., 6.13%, due 6/1/2033	1,900,648 (d)
	5,000,000	Orica Finance Ltd., 5.79%, due 7/15/2037	4,971,027
	725,000	Siemens Funding BV, (Secured Overnight Financing Rate + 0.64%), 4.30%, due 5/26/2028	726,811 (d)(g)
29,491,847
Multi-National 0.0%‡
	200,000	African Export-Import Bank, 2.63%, due 5/17/2026	199,755 (n)
Banque Ouest Africaine de Developpement
	200,000	5.00%, due 7/27/2027	199,182 (n)
	200,000	8.20%, due 2/13/2055	199,038 (l)(n)
Corp. Andina de Fomento
	287,000	2.25%, due 2/8/2027	283,223
	94,000	6.00%, due 4/26/2027	95,830
	26,000	5.00%, due 1/24/2029	26,551
	670,000	4.63%, due 1/15/2036	657,479
EUR	100,000	Dexia SA, 3.25%, due 5/7/2031	117,616 (k)(n)
1,778,674
Oil & Gas 1.5%
	$2,555,000	3R Lux SARL, 9.75%, due 2/5/2031	2,684,794 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Oil & Gas – cont'd
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
	$2,395,000	5.88%, due 6/30/2029	$2,398,058 (d)
	2,710,000	6.63%, due 10/15/2032	2,780,913 (d)
Azule Energy Finance PLC
	200,000	8.13%, due 1/23/2030	205,819 (d)
	300,000	8.25%, due 1/22/2031	309,119 (d)
	1,805,000	BKV Upstream Midstream LLC, 7.50%, due 10/15/2030	1,848,008 (d)
	170,732	Borr IHC Ltd./Borr Finance LLC, 10.00%, due 11/15/2028	178,363 (n)
EUR	1,000,000	BP Capital Markets PLC, 4.38%, due 8/19/2031	1,185,805 (l)(m)(n)
Caturus Energy LLC
	$2,750,000	8.50%, due 2/15/2030	2,875,329 (d)
	1,620,000	7.13%, due 5/15/2031	1,624,468 (d)
	800,000	Chevron USA, Inc., (Secured Overnight Financing Rate + 0.57%), 4.23%, due 8/13/2028	802,248 (g)
	6,430,000	ConocoPhillips Co., 5.50%, due 1/15/2055	6,112,357
	200,000	Constellation Oil Services Holding SA, 9.38%, due 11/7/2029	210,000 (d)
Crescent Energy Finance LLC
	2,345,000	7.63%, due 4/1/2032	2,414,593 (d)
	595,000	7.38%, due 1/15/2033	608,955 (d)
	3,840,000	DBR Land Holdings LLC, 6.25%, due 12/1/2030	3,931,200 (d)
Ecopetrol SA
	200,000	8.63%, due 1/19/2029	212,158
	2,655,000	4.63%, due 11/2/2031	2,391,965
	1,300,000	8.88%, due 1/13/2033	1,396,244
	900,000	5.88%, due 11/2/2051	665,934
	8,035,000	EOG Resources, Inc., 5.35%, due 1/15/2036	8,152,903
	992,000	Geopark Ltd., 8.75%, due 1/31/2030	996,528 (d)
Hilcorp Energy I LP/Hilcorp Finance Co.
	480,000	5.75%, due 2/1/2029	479,701 (d)
	740,000	8.38%, due 11/1/2033	791,283 (d)
	2,060,000	6.88%, due 5/15/2034	2,070,232 (d)
	925,000	7.25%, due 2/15/2035	943,399 (d)
	1,275,000	Infinity Natural Resources LLC, 7.63%, due 4/1/2031	1,296,555 (d)
KazMunayGas National Co. JSC
	1,176,000	5.75%, due 4/19/2047	1,120,745 (d)
	277,000	6.38%, due 10/24/2048	279,104 (n)
Matador Resources Co.
	1,430,000	6.50%, due 4/15/2032	1,460,265 (d)
	210,000	6.25%, due 4/15/2033	213,563 (d)
	1,180,000	6.00%, due 4/15/2034	1,184,484 (d)
	795,000	Northern Oil & Gas, Inc., 7.88%, due 10/15/2033	823,934 (d)
Permian Resources Operating LLC
	1,295,000	7.00%, due 1/15/2032	1,347,085 (d)
	1,685,000	6.25%, due 2/1/2033	1,725,242 (d)
	775,000	Pertamina Persero PT, 6.45%, due 5/30/2044	796,011 (d)
Petrobras Global Finance BV
	202,000	5.13%, due 9/10/2030	200,192
	1,970,000	5.50%, due 6/10/2051	1,617,455

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Oil & Gas – cont'd
		Petroleos Mexicanos
EUR	1,725,000	4.75%, due 2/26/2029	$2,027,853 (n)
	$150,000	6.84%, due 1/23/2030	152,687
	2,190,000	6.70%, due 2/16/2032	2,197,139
	100,000	10.00%, due 2/7/2033	117,183
	2,290,000	6.75%, due 9/21/2047	1,928,793
	1,875,000	6.35%, due 2/12/2048	1,507,019
	9,125,000	7.69%, due 1/23/2050	8,345,362
	2,850,000	6.95%, due 1/28/2060	2,373,323
	79,000	Pluspetrol SA, 8.13%, due 5/18/2031	81,765 (d)
	600,000	QatarEnergy, 1.38%, due 9/12/2026	594,265 (n)
	227,000	SA Global Sukuk Ltd., 4.25%, due 10/2/2029	223,301 (d)
		Saudi Arabian Oil Co.
	18,075,000	5.38%, due 6/2/2035	18,270,771 (d)
	1,625,000	5.75%, due 7/17/2054	1,533,493 (d)
	1,470,000	6.00%, due 2/2/2056	1,439,177 (d)
	215,000	SEPLAT Energy PLC, 9.13%, due 3/21/2030	229,520 (d)
	621,000	SierraCol Energy Andina LLC, 6.00%, due 6/15/2028	601,066 (d)
	200,000	SierraCol Energy Andina LLC/SierraCol Energy Arauca/Colombia Energy Development, 9.00%, due 11/14/2030	202,800 (d)
	1,645,000	SM Energy Co., 8.63%, due 11/1/2030	1,740,040 (d)
	113,000	Tecpetrol SA, 7.63%, due 11/3/2030	115,882 (d)
	1,045,000	TGNR Intermediate Holdings LLC, 5.50%, due 10/15/2029	1,030,780 (d)
EUR	4,800,000	TotalEnergies SE, 4.50%, due 8/19/2034	5,559,063 (l)(m)(n)
		Transocean International Ltd.
	$1,975,000	8.25%, due 5/15/2029	2,050,595 (d)
	1,795,000	8.50%, due 5/15/2031	1,898,164 (d)
	2,895,000	7.88%, due 10/15/2032	3,102,120 (d)
	200,000	Trident Energy Finance PLC, 12.50%, due 11/30/2029	213,526 (d)
		Wintershall Dea Finance 2 BV
EUR	2,600,000	3.00%, due 7/20/2028	2,940,885 (l)(m)(n)
EUR	100,000	6.12%, due 5/8/2030	119,113 (l)(m)(n)
	$142,000	YPF SA, 9.50%, due 1/17/2031	151,621 (d)
			121,082,317
Oil & Gas - Storage & Transportation 0.1%
	4,500,000	Impala Terminals Pte. Ltd., 6.33%, due 8/6/2032	4,534,096
Oil & Gas Services 0.6%
	2,210,000	Archrock Partners LP/Archrock Partners Finance Corp., 6.63%, due 9/1/2032	2,273,995 (d)
		Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
	11,400,000	5.00%, due 6/15/2036	11,219,070
EUR	1,650,000	4.74%, due 3/11/2046	1,947,339
	$11,585,000	5.85%, due 6/15/2056	11,435,207
		Kodiak Gas Services LLC
	695,000	5.88%, due 4/1/2031	700,050 (d)
	1,295,000	6.50%, due 10/1/2033	1,324,658 (d)
	1,295,000	6.75%, due 10/1/2035	1,345,162 (d)
	2,200,000	Star Holding LLC, 8.75%, due 8/1/2031	2,244,733 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Oil & Gas Services – cont'd
USA Compression Partners LP/USA Compression Finance Corp.
	$3,785,000	7.13%, due 3/15/2029	$3,911,548 (d)
	2,430,000	6.25%, due 10/1/2033	2,452,140 (d)
WBI Operating LLC
	2,330,000	6.25%, due 10/15/2030	2,362,410 (d)
	3,385,000	6.50%, due 10/15/2033	3,421,423 (d)
44,637,735
Packaging & Containers 0.5%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
	3,075,000	4.00%, due 9/1/2029	2,877,936 (d)
EUR	1,630,000	5.00%, due 1/30/2031	1,907,352 (n)
	$4,275,000	6.25%, due 1/30/2031	4,304,096 (d)
	710,000	Canpack Group, Inc./CANPACK SA, 6.00%, due 5/15/2031	710,332 (d)
	1,745,000	Clydesdale Acquisition Holdings, Inc., 6.75%, due 4/15/2032	1,641,726 (d)
	665,000	Graphic Packaging International LLC, 6.38%, due 7/15/2032	663,695 (d)
EUR	861,000	Guala Closures SpA, 3.25%, due 6/15/2028	972,613 (n)
Mauser Packaging Solutions Holding Co.
	$4,435,000	7.88%, due 4/15/2030	4,484,517 (d)
	3,245,000	9.25%, due 4/15/2030	3,092,683 (d)
EUR	1,491,000	Silgan Holdings, Inc., 4.25%, due 2/15/2031	1,729,461 (n)
Sword Purchaser LLC
	$2,625,000	8.25%, due 4/15/2033	2,685,790 (d)
	1,130,000	10.50%, due 4/15/2034	1,149,803 (d)
Toucan FinCo Ltd./Toucan FinCo Can, Inc./Toucan FinCo U.S. LLC
EUR	1,287,000	8.25%, due 5/15/2030	1,298,110 (n)
	$4,395,000	9.50%, due 5/15/2030	3,851,351 (d)
	1,650,000	Trident TPI Holdings, Inc., 12.75%, due 12/31/2028	1,654,920 (d)
Trivium Packaging Finance BV
EUR	1,178,000	6.63%, due 7/15/2030	1,416,702 (n)
	$4,890,000	8.25%, due 7/15/2030	5,098,749 (d)
	1,530,000	12.25%, due 1/15/2031	1,668,127 (d)
41,207,963
Pharmaceuticals 1.0%
	7,323,000	1261229 BC Ltd., 10.00%, due 4/15/2032	7,563,033 (d)
	1,510,000	Adapthealth LLC, 6.13%, due 8/1/2028	1,509,714 (d)
Bausch Health Cos., Inc.
	900,000	5.00%, due 1/30/2028	769,500 (d)
	640,000	4.88%, due 6/1/2028	601,171 (d)
	707,000	11.00%, due 9/30/2028	735,280 (d)
	500,000	5.00%, due 2/15/2029	361,441 (d)
EUR	3,400,000	Bayer AG, 5.38%, due 3/25/2082	4,039,375 (l)(n)
EUR	1,790,000	BMS Ireland Capital Funding DAC, 4.58%, due 11/10/2055	2,022,498
Cheplapharm Arzneimittel GmbH
EUR	910,000	7.50%, due 5/15/2030	1,090,584 (n)
EUR	990,000	7.13%, due 6/15/2031	1,178,501 (n)
CVS Health Corp.
	$170,000	3.00%, due 8/15/2026	169,359

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Pharmaceuticals – cont'd
	$2,350,000	5.13%, due 7/20/2045	$2,076,562
	12,285,000	5.05%, due 3/25/2048	10,598,997
	7,570,000	6.75%, due 12/10/2054	7,842,717 (l)
	395,000	Eli Lilly & Co., (Secured Overnight Financing Rate + 0.53%), 4.18%, due 10/15/2028	396,033 (g)
	900,000	GlaxoSmithKline Capital PLC, (Secured Overnight Financing Rate + 0.50%), 4.15%, due 3/12/2027	901,740 (g)
		Grifols SA
EUR	2,520,000	3.88%, due 10/15/2028	2,907,457 (n)
	$750,000	4.75%, due 10/15/2028	739,488 (d)
EUR	4,926,000	7.50%, due 5/1/2030	6,001,911 (n)
EUR	4,065,000	Gruenenthal GmbH, 4.63%, due 11/15/2031	4,755,899 (n)
	$600,000	Merck & Co., Inc., (Secured Overnight Financing Rate + 0.57%), 4.22%, due 3/15/2029	600,994 (g)
EUR	100,000	MSD Netherlands Capital BV, 3.75%, due 5/30/2054	102,184
EUR	798,000	Neopharmed Gentili SpA, 7.13%, due 4/8/2030	964,994 (n)
EUR	3,361,000	Nidda Healthcare Holding GmbH, 5.63%, due 2/21/2030	3,972,374 (n)
	$926,000	Novartis Capital Corp., (Secured Overnight Financing Rate + 0.52%), 4.19%, due 11/5/2028	929,520 (g)
		Organon & Co./Organon Foreign Debt Co-Issuer BV
	230,000	6.75%, due 5/15/2034	242,499 (d)
	230,000	7.88%, due 5/15/2034	246,410 (d)
	340,000	Pfizer, Inc., (Secured Overnight Financing Rate + 0.50%), 4.16%, due 11/15/2027	340,908 (g)
		Rossini SARL
EUR	893,509	(3 mo. EUR EURIBOR + 3.88%), 6.00%, due 12/31/2029	1,056,174 (g)(n)
EUR	1,030,000	6.75%, due 12/31/2029	1,253,450 (n)
	$840,000	Sanofi SA, (Secured Overnight Financing Rate + 0.46%), 4.13%, due 11/3/2027	842,356 (g)
		Teva Pharmaceutical Finance Netherlands II BV
EUR	973,000	1.63%, due 10/15/2028	1,085,136 (n)
EUR	6,803,000	4.38%, due 5/9/2030	8,070,643
EUR	1,607,000	4.13%, due 6/1/2031	1,882,132
			77,851,034
Pipelines 1.3%
	$2,715,000	Antero Midstream Partners LP/Antero Midstream Finance Corp., 6.63%, due 2/1/2032	2,784,146 (d)
		CQP Holdco LP/BIP-V Chinook Holdco LLC
	2,555,000	5.50%, due 6/15/2031	2,523,859 (d)
	155,000	7.50%, due 12/15/2033	164,801 (d)
	3,695,380	EIG Pearl Holdings SARL, 3.55%, due 8/31/2036	3,378,261 (n)
		Enbridge, Inc.
	810,000	5.90%, due 11/15/2026	816,564
	4,554,000	7.20%, due 6/27/2054	4,869,146 (l)
	2,179,000	5.75%, due 7/15/2080	2,191,697 (l)
	3,200,000	8.25%, due 1/15/2084	3,379,999 (l)
		Energy Transfer LP
	345,000	8.00%, due 5/15/2054	365,709 (l)
	185,000	7.13%, due 10/1/2054	189,944 (l)
	855,000	6.50%, due 2/15/2056	857,304 (l)
	655,000	6.75%, due 2/15/2056	659,707 (l)
	750,000	Enterprise Products Operating LLC, 4.60%, due 1/11/2027	752,308
	3,070,000	Excelerate Energy LP, 8.00%, due 5/15/2030	3,255,701 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Pipelines – cont'd
Galaxy Pipeline Assets Bidco Ltd.
	$8,115,000	2.63%, due 3/31/2036	$7,037,719 (d)
	6,646,965	2.94%, due 9/30/2040	5,478,938 (d)
Genesis Energy LP/Genesis Energy Finance Corp.
	4,050,000	8.00%, due 5/15/2033	4,263,601
	2,231,000	6.75%, due 3/15/2034	2,247,106
	10,000,000	GIP Sharon Finco Pty. Ltd., 6.23%, due 9/30/2046	9,971,786
	915,000	Global Partners LP/GLP Finance Corp., 7.13%, due 7/1/2033	937,728 (d)
	4,475,000	Golar LNG Ltd., 7.50%, due 10/2/2030	4,585,483 (d)
Harvest Midstream I LP
	1,290,000	7.50%, due 9/1/2028	1,298,500 (d)
	2,545,000	7.50%, due 5/15/2032	2,649,727 (d)
Howard Midstream Energy Partners LLC
	2,840,000	7.38%, due 7/15/2032	2,961,433 (d)
	3,106,000	6.63%, due 1/15/2034	3,159,715 (d)
	675,000	Kinetik Holdings LP, 5.88%, due 6/15/2030	677,283 (d)
NGL Energy Operating LLC/NGL Energy Finance Corp.
	2,965,000	8.13%, due 2/15/2029	3,073,453 (d)
	840,000	8.38%, due 2/15/2032	881,656 (d)
	2,295,000	Rockies Express Pipeline LLC, 6.75%, due 3/15/2033	2,392,825 (d)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
	1,470,000	6.00%, due 12/31/2030	1,477,797 (d)
	1,305,000	6.00%, due 9/1/2031	1,312,153 (d)
	2,311,000	6.75%, due 3/15/2034	2,361,347 (d)
	1,090,000	Venture Global Calcasieu Pass LLC, 6.00%, due 5/1/2036	1,098,484 (d)
Venture Global LNG, Inc.
	2,340,000	9.00%, due 9/30/2029	2,314,360 (d)(l)(m)
	1,845,000	7.00%, due 1/15/2030	1,897,819 (d)
	6,585,000	8.38%, due 6/1/2031	6,865,745 (d)
	765,000	9.88%, due 2/1/2032	820,734 (d)
Venture Global Plaquemines LNG LLC
	1,230,000	6.13%, due 12/15/2030	1,268,472 (d)
	1,355,000	7.50%, due 5/1/2033	1,502,645 (d)
	975,000	6.50%, due 1/15/2034	1,021,313 (d)
	755,000	6.50%, due 6/15/2034	790,057 (d)
	720,000	7.75%, due 5/1/2035	809,794 (d)
	980,000	6.75%, due 1/15/2036	1,041,779 (d)
	6,430,000	Williams Cos., Inc., 5.30%, due 9/30/2035	6,437,198
108,825,796
Real Estate 0.6%
EUR	2,025,034	Adler Financing SARL, 8.25%, due 12/31/2028	2,681,769 (o)
EUR	1,260,000	Castellum AB, 3.13%, due 12/2/2026	1,454,070 (l)(m)(n)
	$1,305,000	Country Garden Holdings Co. Ltd., 0.00%, due 12/22/2027	118,755
CPI Property Group SA
EUR	200,000	4.88%, due 8/18/2026	225,182 (l)(m)(n)
GBP	320,000	4.00%, due 1/22/2028	420,481 (n)
EUR	1,000,000	3.75%, due 4/28/2028	1,051,364 (l)(m)(n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Real Estate – cont'd
EUR	1,060,000	1.75%, due 1/14/2030	$1,075,128 (n)
EUR	2,812,000	1.50%, due 1/27/2031	2,665,235 (n)
EUR	1,284,000	7.50%, due 3/26/2031	1,381,365 (l)(m)(n)
EUR	1,240,000	6.00%, due 1/27/2032	1,430,619 (n)
	$2,000,000	Domain Burlewood Holdco LLC, 6.10%, due 2/11/2031	1,975,385
EUR	1,390,000	Fastighets AB Balder, 4.00%, due 3/4/2033	1,585,585 (n)
EUR	100,000	Grand City Properties SA, 1.50%, due 5/15/2026	116,931 (l)(m)(n)
EUR	3,760,000	Heimstaden AB, 8.38%, due 1/29/2030	4,606,423 (n)
		Heimstaden Bostad AB
EUR	1,213,000	2.63%, due 2/1/2027	1,387,390 (l)(m)(n)
EUR	1,200,000	3.00%, due 10/29/2027	1,346,181 (l)(m)(n)
EUR	1,651,000	6.25%, due 12/4/2029	1,969,930 (l)(m)(n)
EUR	2,600,000	Heimstaden Bostad Treasury BV, 1.63%, due 10/13/2031	2,656,411 (n)
	$200,000	Longfor Group Holdings Ltd., 4.50%, due 1/16/2028	185,929 (n)
EUR	2,400,000	New Immo Holding SA, 6.00%, due 3/22/2029	2,890,979 (n)
	$9,968,166	Np Keystone Building 6 LLC, 5.48%, due 12/31/2044	9,673,185
	200,000	NWD MTN Ltd., 4.13%, due 7/18/2029	163,685 (n)
		Public Property Invest AS
EUR	100,000	4.63%, due 3/12/2030	119,478 (n)
EUR	960,000	3.88%, due 10/16/2031	1,097,858 (n)
EUR	100,000	Supernova Invest GmbH, 5.00%, due 6/24/2030	118,828 (n)
EUR	100,000	Sveafastigheter AB, 4.38%, due 1/20/2031	116,551 (n)
EUR	1,800,000	Vonovia SE, 4.50%, due 11/12/2040	2,041,403 (n)
			44,556,100
Real Estate Investment Trusts 0.4%
EUR	1,107,000	Alexandrite Monnet U.K. Holdco PLC, 10.50%, due 5/15/2029	1,367,864 (n)
	$3,120,000	Blackstone Mortgage Trust, Inc., 7.75%, due 12/1/2029	3,309,506 (d)
		Brandywine Operating Partnership LP
	1,115,000	8.88%, due 4/12/2029	1,166,952
	305,000	6.13%, due 1/15/2031	283,859
	1,646,284	CFE Fibra E, 5.88%, due 9/23/2040	1,636,407 (d)
	1,130,000	EF Holdco/EF Cayman Holdings/Ellington Fin REIT Cayman/TRS/EF Cayman Non-MTM, 7.38%, due 9/30/2030	1,122,758 (d)
EUR	884,921	Globalworth Real Estate Investments Ltd., 6.25%, due 3/31/2029	1,055,149 (n)
GBP	730,000	Hammerson PLC, 5.88%, due 10/8/2036	953,302 (n)
EUR	100,000	Immobiliare Grande Distribuzione SIIQ SpA, 4.45%, due 11/4/2030	117,832 (n)
	$380,000	Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, due 7/15/2031	394,109 (d)
EUR	100,000	Lineage Europe Finco BV, 4.13%, due 11/26/2031	115,480
EUR	1,961,000	MPT Operating Partnership LP/MPT Finance Corp., 7.00%, due 2/15/2032	2,324,337 (n)
		Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer
	$3,400,000	5.88%, due 10/1/2028	3,391,864 (d)
	825,000	7.00%, due 2/1/2030	842,270 (d)
	2,075,000	Pebblebrook Hotel LP/PEB Finance Corp., 6.38%, due 10/15/2029	2,108,583 (d)
		RHP Hotel Properties LP/RHP Finance Corp.
	395,000	6.50%, due 4/1/2032	405,314 (d)
	660,000	6.50%, due 6/15/2033	679,809 (d)
	1,365,000	5.75%, due 3/15/2034	1,356,821 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Real Estate Investment Trusts – cont'd
	$1,915,000	RLJ Lodging Trust LP, 4.00%, due 9/15/2029	$1,809,479 (d)
		Starwood Property Trust, Inc.
	605,000	7.25%, due 4/1/2029	626,936 (d)
	4,430,000	6.50%, due 7/1/2030	4,538,739 (d)
	1,131,000	5.75%, due 1/15/2031	1,129,894 (d)
EUR	3,200,000	Unibail-Rodamco-Westfield SE, 4.88%, due 7/4/2030	3,761,305 (l)(m)(n)
	$660,000	XHR LP, 6.63%, due 5/15/2030	675,315 (d)
			35,173,884
Retail 0.7%
		Advance Auto Parts, Inc.
	1,595,000	7.00%, due 8/1/2030	1,645,364 (d)
	1,120,000	7.38%, due 8/1/2033	1,155,649 (d)
		B&M European Value Retail PLC
GBP	1,232,000	8.13%, due 11/15/2030	1,732,314 (n)
GBP	393,000	6.50%, due 11/27/2031	508,975 (n)
		Bath & Body Works, Inc.
	$685,000	6.63%, due 10/1/2030	694,205 (d)
	1,865,000	6.88%, due 11/1/2035	1,839,744
	340,000	6.75%, due 7/1/2036	330,649
GBP	1,348,000	Boots Group Finco LP, 7.38%, due 8/31/2032	1,865,536 (n)
GBP	1,553,000	CD&R Firefly Bidco PLC, 8.63%, due 4/30/2029	2,175,723 (n)
EUR	3,251,000	Ceconomy AG, 6.25%, due 7/15/2029	3,940,459 (n)
	$200,000	CK Hutchison International 23 Ltd., 4.75%, due 4/21/2028	201,498 (d)
	203,000	CK Hutchison International 24 Ltd., 5.38%, due 4/26/2029	208,337 (d)
	1,835,000	Cougar JV Subsidiary LLC, 8.00%, due 5/15/2032	1,929,479 (d)
EUR	2,087,000	Dufry One BV, 4.50%, due 5/23/2032	2,432,850 (n)
EUR	1,220,000	Eroski S Coop, 5.75%, due 5/15/2031	1,477,976 (n)
		Fnac Darty SA
EUR	2,155,000	6.00%, due 4/1/2029	2,606,860 (n)
EUR	350,000	4.75%, due 4/1/2032	417,265 (n)
EUR	2,408,000	Fressnapf Holding SE, 5.25%, due 10/31/2031	2,806,902 (n)
		Group 1 Automotive, Inc.
	$650,000	4.00%, due 8/15/2028	632,850 (d)
	1,240,000	6.38%, due 1/15/2030	1,260,147 (d)
		LCM Investments Holdings II LLC
	685,000	4.88%, due 5/1/2029	670,649 (d)
	1,485,000	8.25%, due 8/1/2031	1,555,649 (d)
	1,610,000	Macy's Retail Holdings LLC, 7.38%, due 8/1/2033	1,677,005 (d)
		Michaels Cos., Inc.
	1,900,000	8.50%, due 3/15/2033	1,876,345 (d)
	4,200,000	11.00%, due 3/15/2034	4,053,016 (d)
		Nordstrom, Inc.
	360,000	4.38%, due 4/1/2030	342,095
	740,000	4.25%, due 8/1/2031	681,173
	2,100,000	Petco Health & Wellness Co., Inc., 8.25%, due 2/1/2031	2,120,740 (d)
		PetSmart LLC/PetSmart Finance Corp.
	2,135,000	7.50%, due 9/15/2032	2,161,898 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Retail – cont'd
	$130,000	10.00%, due 9/15/2033	$131,310 (d)
GBP	1,000,000	Punch Finance PLC, 7.88%, due 12/30/2030	1,372,721 (n)
	$2,745,000	QXO Building Products, Inc., 6.75%, due 4/30/2032	2,800,011 (d)
	550,000	Staples, Inc., 10.75%, due 9/1/2029	525,717 (d)
	375,000	Walmart, Inc., (Secured Overnight Financing Rate Index + 0.40%), 4.05%, due 4/30/2029	375,090 (g)
	3,350,000	White Cap Supply Holdings LLC, 7.38%, due 11/15/2030	3,387,346 (d)
			53,593,547
Savings & Loans 0.1%
		Nationwide Building Society
EUR	100,000	4.00%, due 3/18/2028	118,403 (l)(n)
	$5,600,000	5.54%, due 7/14/2036	5,646,264 (d)(l)
			5,764,667
Semiconductors 0.1%
	2,620,000	Amkor Technology, Inc., 5.88%, due 10/1/2033	2,634,240 (d)
		Intel Corp.
	1,075,000	4.90%, due 8/5/2052	896,324
	1,925,000	5.60%, due 2/21/2054	1,788,781
EUR	3,355,000	MKS, Inc., 4.25%, due 2/15/2034	3,804,636 (n)
	$200,000	SK Hynix, Inc., 6.38%, due 1/17/2028	206,509 (d)
			9,330,490
Software 0.8%
	770,000	Capstone Borrower, Inc., 8.00%, due 6/15/2030	742,768 (d)
		Cloud Software Group, Inc.
	685,000	6.50%, due 3/31/2029	666,954 (d)
	820,000	9.00%, due 9/30/2029	805,146 (d)
	1,145,000	8.25%, due 6/30/2032	1,087,793 (d)
		CoreWeave, Inc.
	1,445,000	9.00%, due 2/1/2031	1,435,838 (d)
	4,766,000	9.75%, due 10/1/2031	4,793,598 (d)
		Fair Isaac Corp.
	1,180,000	6.00%, due 5/15/2033	1,163,744 (d)
	1,105,000	6.25%, due 9/15/2034	1,087,704 (d)
		Fidelity National Information Services, Inc.
	3,465,000	4.55%, due 3/10/2029	3,451,469
	7,965,000	4.80%, due 3/10/2031	7,922,434
		OAK-Eagle Acquireco, Inc.
	3,005,000	7.25%, due 7/1/2033	3,096,400 (d)
	2,035,000	8.75%, due 7/1/2034	2,117,676 (d)
		Oracle Corp.
	600,000	(Secured Overnight Financing Rate + 0.76%), 4.43%, due 8/3/2028	589,057 (g)
	935,000	5.20%, due 9/26/2035	871,211
	6,315,000	5.70%, due 2/4/2036	6,064,599
	1,455,000	5.95%, due 9/26/2055	1,218,750
	23,925,000	6.70%, due 2/4/2056	22,049,337
	2,840,000	6.85%, due 2/4/2066	2,609,368

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Software – cont'd
EUR	1,095,000	TeamSystem SpA, 5.00%, due 7/1/2031	$1,208,600 (n)
			62,982,446
Telecommunications 2.6%
		Altice France SA
EUR	921,494	4.75%, due 10/15/2030	1,056,581 (n)
	$1,578,263	6.88%, due 10/15/2030	1,551,564 (d)
EUR	3,566,313	5.50%, due 10/15/2031	4,110,313 (n)
	$1,355,000	6.50%, due 10/15/2031	1,329,463 (d)
	1,165,000	6.50%, due 4/15/2032	1,145,820 (d)
	910,000	6.88%, due 7/15/2032	895,130 (d)
	4,872,000	APLD ComputeCo 2 LLC, 6.75%, due 3/15/2031	4,823,549 (d)
	880,000	APLD ComputeCo LLC, 9.25%, due 12/15/2030	945,899 (d)
		AT&T, Inc.
	545,000	3.80%, due 2/15/2027	543,512
	13,280,000	5.25%, due 10/30/2036	13,123,377
	5,255,000	6.20%, due 10/30/2056	5,205,661
		Bell Telephone Co. of Canada or Bell Canada
	5,315,000	6.88%, due 9/15/2055	5,452,924 (l)
	2,000,000	7.00%, due 9/15/2055	2,075,502 (l)
	7,576,000	Black Pearl Compute LLC, 6.13%, due 2/15/2031	7,686,517 (d)
		British Telecommunications PLC
EUR	1,744,000	5.13%, due 10/3/2054	2,094,004 (l)(n)
GBP	1,535,000	8.38%, due 12/20/2083	2,195,463 (l)(n)
	$3,798,000	Cipher Compute LLC, 7.13%, due 11/15/2030	3,936,662 (d)
	2,320,000	Core Scientific Finance I LLC, 7.75%, due 5/15/2031	2,314,210 (d)(k)
	200,000	Digicel International Finance Ltd./Difl U.S. LLC, 8.63%, due 8/1/2032	208,060 (d)
EUR	2,390,000	eircom Finance DAC, 5.00%, due 4/30/2031	2,822,776 (n)
		Fibercop SpA
EUR	604,000	6.88%, due 2/15/2028	741,595 (n)
EUR	1,421,000	7.88%, due 7/31/2028	1,795,084 (n)
EUR	2,822,000	1.63%, due 1/18/2029	3,113,834
	$1,380,000	6.38%, due 11/15/2033	1,378,275 (d)
	1,585,000	6.00%, due 9/30/2034	1,519,944 (d)
	580,000	7.20%, due 7/18/2036	578,550 (d)
	1,848,000	Flash Compute LLC, 7.25%, due 12/31/2030	1,885,090 (d)
	5,000,000	Holdco Infraco SpA, 7.05%, due 4/7/2033	4,975,374
		Iliad Holding SAS
EUR	3,710,000	5.63%, due 10/15/2028	4,390,483 (n)
	$720,000	7.00%, due 10/15/2028	724,924 (d)
EUR	1,420,000	6.88%, due 4/15/2031	1,750,567 (n)
	$655,000	8.50%, due 4/15/2031	694,894 (d)
	1,220,000	7.00%, due 4/15/2032	1,238,610 (d)
	2,000,000	Infraco SpA, 6.06%, due 4/7/2033	1,985,414
EUR	1,835,000	Koninklijke KPN NV, 4.88%, due 6/18/2029	2,196,285 (l)(m)(n)
		Level 3 Financing, Inc.
	$225,000	3.75%, due 7/15/2029	211,136 (d)
	2,170,000	6.88%, due 6/30/2033	2,239,509 (d)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
	$2,730,000	7.00%, due 3/31/2034	$2,831,630 (d)
	1,975,000	8.50%, due 1/15/2036	2,115,247 (d)
	480,000	Lumen Technologies, Inc., 4.50%, due 1/15/2029	460,800 (d)
	8,254,000	Meridian Arc Holdco LLC, 6.25%, due 4/30/2031	8,252,121 (d)
EUR	800,000	Odido Group Holding BV, 5.50%, due 1/15/2030	934,194 (n)
EUR	2,970,000	Odido Holding BV, 3.75%, due 1/15/2029	3,467,434 (n)
	$5,515,000	Ooredoo International Finance Ltd., 4.63%, due 10/10/2034	5,454,745 (n)
EUR	1,476,000	PLT VII Finance SARL, 6.00%, due 6/15/2031	1,770,833 (n)
	$3,515,000	PR RNO Property Owner 1 LLC, 6.50%, due 5/1/2031	3,484,117 (d)(k)
EUR	2,600,000	Proximus SADP, 4.75%, due 7/2/2031	3,054,873 (l)(m)(n)
		Rogers Communications, Inc.
	$6,395,000	7.00%, due 4/15/2055	6,527,313 (l)
	6,890,000	7.13%, due 4/15/2055	7,107,797 (l)
	4,362,000	6.88%, due 7/31/2056	4,430,032 (l)
		SoftBank Group Corp.
EUR	1,115,000	5.25%, due 10/10/2029	1,292,738 (n)
EUR	1,870,000	5.88%, due 7/10/2031	2,154,157 (n)
EUR	100,000	6.50%, due 10/29/2062	102,031 (l)(n)
	$200,000	STC Sukuk Co. II Ltd., 4.49%, due 1/15/2031	197,448 (d)
EUR	835,000	Sunrise HoldCo IV BV, 3.88%, due 6/15/2029	958,020 (n)
	$7,331,000	SV RNO Property Owner 1 LLC, 5.88%, due 3/1/2031	7,192,801 (d)
		Telecom Italia Capital SA
	475,000	6.38%, due 11/15/2033	498,478
	485,000	6.00%, due 9/30/2034	498,781
		Telecom Italia SpA
EUR	1,153,000	6.88%, due 2/15/2028	1,420,729 (n)
EUR	968,000	7.88%, due 7/31/2028	1,229,698 (n)
EUR	795,000	1.63%, due 1/18/2029	886,762 (n)
		Telefonica Europe BV
EUR	1,200,000	6.14%, due 2/3/2030	1,476,939 (l)(m)(n)
EUR	1,800,000	6.75%, due 6/7/2031	2,282,393 (l)(m)(n)
EUR	3,900,000	5.75%, due 1/15/2032	4,748,216 (l)(m)(n)
EUR	900,000	2.88%, due 6/24/2027	1,042,688 (l)(m)(n)
	$6,160,000	TELUS Corp., 6.63%, due 6/9/2056	6,126,095 (l)
		Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC
	1,420,000	6.50%, due 2/15/2029	1,395,172 (d)
	805,000	8.63%, due 6/15/2032	842,517 (d)
	550,000	8.63%, due 6/15/2032	575,632 (d)
	3,025,000	Uniti Services LLC, 7.50%, due 10/15/2033	3,184,889 (d)
	200,000	Veon Midco BV, 3.38%, due 11/25/2027	195,088 (n)
GBP	580,000	Verizon Communications, Inc., 5.74%, due 8/15/2056	760,354 (l)
	$170,301	VF Ukraine PAT via VFU Funding PLC, 9.63%, due 2/11/2027	168,705 (n)
		Vmed O2 U.K. Financing I PLC
GBP	3,281,000	4.50%, due 7/15/2031	3,829,009 (n)
EUR	2,115,000	5.63%, due 4/15/2032	2,354,573 (n)
		Vodafone Group PLC
	$3,715,000	5.75%, due 6/28/2054	3,526,347
EUR	1,320,000	4.13%, due 9/12/2055	1,498,846 (l)(n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value

Telecommunications – cont'd
EUR	5,801,000	3.00%, due 8/27/2080	$6,447,713 (l)(n)
EUR	4,300,000	6.50%, due 8/30/2084	5,371,580 (l)(n)
	$2,410,000	Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, due 10/1/2031	2,549,052 (d)
		Zayo Group Holdings, Inc.
	1,479,080	5.75% Cash/0.50% PIK, due 3/9/2030	1,479,820 (d)(o)
	418,977	7.13% Cash/1.88% PIK, due 9/9/2030	413,111 (d)(o)
EUR	1,402,200	Zegona Finance PLC, 6.75%, due 7/15/2029	1,709,880 (n)
			213,237,953
Transportation 0.1%
EUR	1,831,000	CMA CGM SA, 5.00%, due 1/15/2031	2,135,941 (n)
GBP	2,008,000	Edge Finco PLC, 8.13%, due 8/15/2031	2,805,288 (n)
EUR	100,000	Mobico Group PLC, 4.88%, due 9/26/2031	89,191 (n)
	$426,828	MV24 Capital BV, 6.75%, due 6/1/2034	429,101 (d)
	5,300,000	XPO, Inc., 7.13%, due 2/1/2032	5,526,957 (d)
			10,986,478
Trucking & Leasing 0.0%‡
		FTAI Aviation Investors LLC
	320,000	7.88%, due 12/1/2030	335,992 (d)
	795,000	7.00%, due 5/1/2031	822,763 (d)
	485,000	7.00%, due 6/15/2032	500,635 (d)
			1,659,390
Water 0.2%
GBP	740,000	Affinity Water Finance PLC, 6.25%, due 9/12/2040	974,894 (n)
		Holding d'Infrastructures des Metiers de l'Environnement SAS
EUR	2,835,000	4.88%, due 10/24/2029	3,392,913 (n)
EUR	335,000	3.88%, due 1/31/2031	385,715 (n)
GBP	570,000	Northumbrian Water Finance PLC, 5.38%, due 7/22/2032	754,553 (n)
GBP	570,000	South West Water Finance PLC, 5.25%, due 9/15/2031	759,799 (n)
GBP	790,000	United Utilities Water Finance PLC, 5.75%, due 5/28/2051	924,683 (n)
		Veolia Environnement SA
EUR	3,000,000	5.99%, due 11/22/2028	3,689,951 (l)(m)(n)
EUR	1,100,000	2.50%, due 1/20/2029	1,231,834 (l)(m)(n)
EUR	4,100,000	4.37%, due 5/20/2030	4,787,055 (l)(m)(n)
GBP	690,000	Wessex Water Services Finance PLC, 6.13%, due 9/19/2034	927,496 (n)
GBP	710,000	Yorkshire Water Finance PLC, 6.63%, due 7/22/2040	930,919 (n)
			18,759,812
Total Corporate Bonds (Cost $3,082,741,651)			3,096,634,039

Loan Assignments(g) 0.6%
Aerospace & Defense 0.2%
	$12,940,350	Chol Aviation Capital Ltd., Term Loan, (3 mo. USD Term SOFR), due 2/11/2033	12,645,449 (i)(r)
	1,805,144	Peraton Corp., Term Loan B, (3 mo. USD Term SOFR + 3.75%), 7.51%, due 2/1/2028	1,539,535
			14,184,984

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Building Products 0.0%‡
$1,160,552	Jeld-Wen, Inc., Term Loan B, (1 mo. USD Term SOFR + 2.00%), 5.77%, due 7/28/2028	$941,498
Capital Markets 0.1%
1,919,217	Galaxy U.S. Opco, Inc., Term Loan, (3 mo. USD Term SOFR), due 7/31/2030	1,652,925 (i)(r)
3,950,000	Guggenheim Partners LLC, Term Loan B, (3 mo. USD Term SOFR + 2.50%), 6.20%, due 11/26/2031	3,954,938
		5,607,863
Commercial Services & Supplies 0.0%‡
1,920,114	Crash Champions LLC, Term Loan B, (3 mo. USD Term SOFR), 0.00%, due 2/23/2029	1,825,069 (i)(r)
Containers & Packaging 0.0%‡
4,075,313	Klockner-Pentaplast of America, Inc., 2026 USD Term Loan, (3 mo. USD Term SOFR), 0.00%, due 1/30/2031	3,534,315 (i)(r)
Diversified Telecommunication Services 0.0%‡
3,291,223	CSC Holdings LLC, Term Loan B5, (3 mo. USD Term SOFR + 1.50%), 8.25%, due 4/15/2027	2,901,575
Entertainment 0.0%‡
3,950,150	TKO Worldwide Holdings LLC, Term Loan, (3 mo. USD Term SOFR + 2.00%), 5.66%, due 11/21/2031	3,959,156
Health Care Providers & Services 0.0%‡
1,788,385	Summit Behavioral Healthcare LLC, Term Loan, (3 mo. USD Term SOFR + 4.25%), 7.95%, due 12/31/2029	1,246,504
Health Care Technology 0.1%
5,000,000	Hologic, Inc., Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.92%, due 4/7/2033	4,971,900
Machinery 0.1%
6,409,038	EMRLD Borrower LP, Term Loan B, (3 mo. USD Term SOFR + 2.25%), 5.95%, due 8/4/2031	6,413,909
Media 0.1%
6,232,443	Charter Communications Operating LLC, Term Loan B5, (3 mo. USD Term SOFR + 2.25%), 5.94%, due 12/15/2031	6,226,273
Total Loan Assignments (Cost $52,176,914)		51,813,046
Foreign Government Securities 8.7%
	Abu Dhabi Government International Bonds
6,330,000	5.00%, due 4/30/2034	6,476,178 (d)
1,595,000	5.50%, due 4/30/2054	1,549,068 (d)
	Angolan Government International Bonds
2,105,000	8.00%, due 11/26/2029	2,149,325 (d)
200,000	9.24%, due 1/15/2031	213,186 (n)
760,000	8.75%, due 4/14/2032	792,311 (d)
2,240,000	9.38%, due 3/31/2033	2,369,164 (d)
1,970,000	9.38%, due 5/8/2048	1,916,819 (d)
1,990,000	9.13%, due 11/26/2049	1,898,041 (d)
	Argentine Republic Government International Bonds
242,187	1.00%, due 7/9/2029	215,668
277,877	0.75%, due 7/9/2030	238,988 (p)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$18,740,000	4.13%, due 7/9/2035	$13,961,300 (p)
		Autonomous Community of Catalonia
EUR	4,000,000	5.48%, due 5/11/2029	4,964,116
EUR	8,000,000	5.58%, due 2/15/2033	10,717,863 (n)
		Autonomous Community of Madrid
EUR	4,000,000	3.60%, due 4/30/2033	4,782,939 (n)
EUR	90,000	3.46%, due 4/30/2034	106,359 (n)
	$200,000	Bahamas Government International Bonds, 8.95%, due 10/15/2032	223,400 (n)
	200,000	Baiterek National Investment Holding JSC, 5.45%, due 5/8/2028	202,336 (d)
EUR	100,000	Banque et Caisse d'Epargne de l'Etat, 3.25%, due 3/19/2031	116,674 (l)(n)
		Bermuda Government International Bonds
	$500,000	3.72%, due 1/25/2027	497,570 (n)
	200,000	5.00%, due 7/15/2032	200,640 (n)
EUR	330,000	BNG Bank NV, 2.50%, due 5/21/2030	380,829 (n)
EUR	200,000	Bpifrance SACA, 3.38%, due 2/25/2036	226,175 (n)
		Brazil Government International Bonds
	$2,000,000	6.13%, due 1/22/2032	2,061,000
	1,250,000	6.00%, due 10/20/2033	1,261,000
	1,900,000	6.25%, due 5/22/2036	1,889,550
	800,000	7.13%, due 5/13/2054	803,200
	17,070,000	7.25%, due 1/12/2056	17,136,573
		Brazil Notas do Tesouro Nacional
BRL	13,105,000	10.00%, due 1/1/2029	2,450,513
BRL	6,760,000	10.00%, due 1/1/2031	1,201,589
BRL	2,000,000	10.00%, due 1/1/2033	341,287
BRL	63,020,000	10.00%, due 1/1/2035	10,436,265
		Bulgaria Government International Bonds
EUR	162,000	3.63%, due 9/5/2032	191,942 (n)
EUR	45,000	3.50%, due 5/7/2034	52,084 (n)
EUR	113,000	4.88%, due 5/13/2036	142,578 (n)
		Bundesrepublik Deutschland Bundesanleihe
EUR	386,218	0.00%, due 8/15/2031	393,035 (n)
EUR	295,000	0.00%, due 2/15/2032	295,648 (n)
EUR	43,000	4.75%, due 7/4/2034	57,106 (n)
EUR	130,000	1.00%, due 5/15/2038	119,164 (n)
EUR	136,900	2.50%, due 8/15/2046	138,008 (n)
EUR	118,000	3.40%, due 5/15/2047	137,081 (n)
	$780,000	Caisse d'Amortissement de la Dette Sociale, 4.00%, due 3/3/2033	755,924 (d)
EUR	300,000	Cassa Depositi e Prestiti SpA, 2.00%, due 4/20/2027	349,563 (n)
		Chile Government International Bonds
	$9,370,000	3.50%, due 1/31/2034	8,539,818
	4,125,000	5.33%, due 1/5/2054	3,938,137
		Colombia Government International Bonds
	320,000	5.38%, due 1/21/2029	317,248
	776,000	7.38%, due 4/25/2030	812,472
	400,000	7.50%, due 2/2/2034	418,200
	850,000	7.75%, due 11/7/2036	895,475

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		Colombian TES
COP	4,891,400,000	7.00%, due 6/30/2032	$968,173
COP	702,400,000	13.25%, due 2/9/2033	186,076
COP	11,830,100,000	7.25%, due 10/18/2034	2,245,303
		Costa Rica Government International Bonds
CRC	1,521,800,000	10.58%, due 9/26/2029	3,956,123 (n)
CRC	132,500,000	7.20%, due 7/27/2033	303,615 (n)
CRC	1,377,750,000	7.20%, due 10/19/2033	3,156,259 (n)
	$6,170,000	6.55%, due 4/3/2034	6,626,580 (d)
CRC	21,200,000	11.27%, due 3/21/2035	64,236 (n)
	1,625,000	7.16%, due 3/12/2045	1,786,200 (n)
	4,810,000	7.30%, due 11/13/2054	5,411,250 (d)
EUR	260,048	Deutsche Bundesrepublik Bonds Inflation-Linked, 0.50%, due 4/15/2030	308,563 (c)(n)
	$400,000	Development Bank of Mongolia LLC, 8.50%, due 7/3/2028	412,507 (n)
DOP	42,000,000	Dominican Republic Central Bank Notes, 8.50%, due 10/1/2027	693,485 (n)
		Dominican Republic International Bonds
	$116,667	8.63%, due 4/20/2027	120,091 (n)
	1,395,000	7.05%, due 2/3/2031	1,466,633 (d)
DOP	134,350,000	13.63%, due 2/3/2033	2,689,489 (n)
	$1,580,000	5.88%, due 10/28/2035	1,544,371 (d)
DOP	22,600,000	10.75%, due 6/1/2036	403,233 (n)
	$12,380,000	6.95%, due 3/15/2037	12,904,293 (d)
	1,310,000	5.30%, due 1/21/2041	1,153,783 (d)
	2,420,000	6.85%, due 1/27/2045	2,425,324 (d)
	635,000	6.40%, due 6/5/2049	606,520 (d)
	6,000,000	7.15%, due 2/24/2055	6,246,300 (d)
	5,420,000	5.88%, due 1/30/2060	4,698,869 (d)
		Eagle Funding Luxco SARL
	8,595,000	5.50%, due 8/17/2030	8,661,181 (d)
	250,000	5.50%, due 8/17/2030	251,925 (n)
		Ecuador Government International Bonds
	750,000	8.75%, due 1/29/2034	765,000 (d)
	200,000	8.75%, due 1/29/2034	204,000 (n)
	794,797	6.90%, due 7/31/2035	732,008 (d)
		Egypt Government Bonds
EGP	400,000,000	22.70%, due 12/2/2027	7,402,977
EGP	57,000,000	21.49%, due 12/2/2028	1,047,569
EGP	47,000,000	19.70%, due 10/14/2030	832,754
		Egypt Government International Bonds
	$320,000	8.63%, due 2/4/2030	337,901 (n)
	11,975,000	7.05%, due 1/15/2032	11,762,012 (d)
	200,000	7.63%, due 5/29/2032	198,731 (n)
	1,650,000	7.63%, due 5/29/2032	1,638,076 (d)
	4,903,000	9.45%, due 2/4/2033	5,289,886 (d)
	6,975,000	8.50%, due 1/31/2047	6,341,518 (d)
	1,055,000	8.88%, due 5/29/2050	985,293 (d)
		El Salvador Government International Bonds
	251,000	8.63%, due 2/28/2029	266,785 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
	$160,000	0.25%, due 4/17/2030	$6,144 (d)
	160,000	9.25%, due 4/17/2030	171,206 (d)
	345,000	9.50%, due 7/15/2052	385,538 (d)
EUR	3,000	Estonia Government International Bonds, 3.25%, due 1/17/2034	3,473 (n)
		European Union
EUR	230,000	2.00%, due 10/4/2027	267,179 (n)
EUR	350,000	2.63%, due 7/4/2028	409,406 (n)
EUR	140,000	3.13%, due 12/4/2030	165,621 (n)
EUR	180,000	2.50%, due 12/4/2031	205,585 (n)
EUR	60,000	3.38%, due 10/4/2039	67,751 (n)
EUR	89,000	3.75%, due 10/12/2045	100,987 (n)
EUR	37,428	4.00%, due 10/12/2055	42,840 (n)
		French Republic Government Bonds OAT
EUR	447,142	1.25%, due 5/25/2038	391,148 (n)
EUR	97,000	4.40%, due 5/25/2057	111,743 (n)
		French Republic Government Bonds OAT, Inflation-Linked
EUR	180,650	0.70%, due 7/25/2030	215,260 (c)(n)
EUR	167,403	0.60%, due 7/25/2034	188,452 (c)(n)
		Ghana Government International Bonds
	$1,600	0.00%, due 7/3/2026	1,583 (d)
	8,206,100	5.00%, due 7/3/2029	8,024,643 (d)(p)
	175,000	5.00%, due 7/3/2029	171,144 (n)(p)
	7,439	0.00%, due 1/3/2030	6,552 (d)
	69,600	5.00%, due 7/3/2035	63,790 (d)(p)
		Guatemala Government Bonds
	3,535,000	6.25%, due 8/15/2036	3,709,982 (d)
	2,545,000	6.88%, due 8/15/2055	2,751,400 (d)
		Hellenic Republic Government Bonds
EUR	79,000	3.38%, due 6/15/2034	91,316 (n)
EUR	346,000	4.38%, due 7/18/2038	421,402 (n)
	$200,000	Honduras Government International Bonds, 5.63%, due 6/24/2030	198,706 (n)
		Hungary Government Bonds
HUF	1,519,340,000	3.25%, due 10/22/2031	4,306,026
HUF	848,260,000	2.25%, due 6/22/2034	2,096,548
		Hungary Government International Bonds
EUR	420,000	4.25%, due 5/26/2033	499,766 (n)
EUR	63,000	4.88%, due 3/25/2038	75,945 (n)
	$4,000,000	Indonesia Government International Bonds, 4.63%, due 4/15/2043	3,603,588 (d)
	2,625,000	Israel Government International Bonds, 5.88%, due 1/13/2056	2,514,772
		Italy Buoni Poliennali Del Tesoro
EUR	280,000	3.00%, due 8/1/2029	329,169 (n)
EUR	60,000	2.95%, due 7/1/2030	69,976 (n)
EUR	136,000	3.15%, due 3/15/2033	156,393 (n)
EUR	211,000	3.85%, due 2/1/2035	250,176 (n)
EUR	91,000	3.65%, due 8/1/2035	105,860 (n)
EUR	209,000	1.45%, due 3/1/2036	198,220 (n)
EUR	123,000	3.80%, due 7/1/2036	143,626 (n)
EUR	109,000	4.05%, due 10/30/2037	129,194 (n)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
EUR	264,000	4.15%, due 10/1/2039	$311,317 (n)
EUR	837,000	3.85%, due 10/1/2040	948,479 (n)
EUR	243,000	1.80%, due 3/1/2041	210,170 (n)
EUR	198,000	3.95%, due 10/1/2041	224,857 (n)
EUR	135,000	4.30%, due 10/1/2054	152,236 (n)
EUR	79,000	4.65%, due 10/1/2055	93,734 (n)
		Italy Buoni Poliennali Del Tesoro, Inflation-Linked
EUR	38,253	2.00%, due 3/14/2028	46,098 (c)(n)
EUR	94,634	1.10%, due 8/15/2031	113,115 (c)(n)
		Ivory Coast Government International Bonds
EUR	636,000	5.25%, due 3/22/2030	747,052 (n)
EUR	100,000	5.88%, due 10/17/2031	117,721 (n)
	$75,050	5.75%, due 12/31/2032	74,828 (n)
	1,350,000	7.63%, due 1/30/2033	1,417,736 (d)
	3,715,000	6.13%, due 6/15/2033	3,626,634 (d)
	200,000	6.13%, due 6/15/2033	195,243 (n)
	13,950,000	8.08%, due 4/1/2036	14,790,529 (d)
	6,880,000	8.25%, due 1/30/2037	7,368,505 (d)
	3,180,000	6.75%, due 2/25/2041	2,927,613 (d)
JPY	6,128,500,000	Japan Government Thirty Year Bonds, 3.20%, due 9/20/2055	35,593,580
		Kazakhstan Government Bonds
KZT	1,954,502,000	16.95%, due 10/9/2030	4,276,406
KZT	2,424,156,000	10.69%, due 8/23/2033	4,058,297
	9,880,000	Kazakhstan Government International Bonds, 5.50%, due 7/1/2037	10,094,510 (d)
		Kingdom of Belgium Government Bonds
EUR	845,000	3.10%, due 6/22/2035	960,624 (n)
EUR	172,097	1.45%, due 6/22/2037	161,206 (n)
	$400,000	Korea Housing Finance Corp., 4.63%, due 2/24/2028	403,059 (d)
	200,000	Korea Hydro & Nuclear Power Co. Ltd., 5.00%, due 7/18/2028	202,845 (d)
	322,000	Korea National Oil Corp., 4.00%, due 9/29/2028	318,658 (d)
		Latvia Government International Bonds
EUR	108,000	2.88%, due 5/21/2030	125,515 (n)
EUR	123,000	3.50%, due 10/2/2035	141,050 (n)
EUR	37,000	Lithuania Government International Bonds, 3.50%, due 2/13/2034	43,060 (n)
		Mexico Bonos
MXN	6,350,000	8.50%, due 5/31/2029	365,438
MXN	51,140,000	7.75%, due 5/29/2031	2,809,575
MXN	69,620,000	7.75%, due 11/23/2034	3,649,047
MXN	30,550,000	7.75%, due 11/13/2042	1,467,383
		Mexico Government International Bonds
	$2,550,000	5.38%, due 3/22/2033	2,500,403
	4,790,000	6.35%, due 2/9/2035	4,945,675
	1,750,000	6.00%, due 5/7/2036	1,754,813
EUR	100,000	4.88%, due 5/16/2036	115,903
	$25,110,000	6.13%, due 2/9/2038	24,767,248
	3,940,000	6.34%, due 5/4/2053	3,709,510
	1,160,000	6.40%, due 5/7/2054	1,094,460
	1,560,000	7.38%, due 5/13/2055	1,655,940

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
		MFB Magyar Fejlesztesi Bank Zrt
	$200,000	6.50%, due 6/29/2028	$206,680 (n)
EUR	100,000	4.38%, due 6/27/2030	119,544 (n)
MAD	39,200,000	Morocco Government Bonds, 3.05%, due 7/16/2040	3,993,970
	$21,920,000	Morocco Government International Bonds, 6.50%, due 9/8/2033	23,421,484 (d)
		Netherlands Government Bonds
EUR	263,397	0.00%, due 7/15/2030	275,622 (n)
EUR	255,658	0.00%, due 7/15/2031	259,322 (n)
EUR	28,000	2.50%, due 7/15/2035	31,322 (n)
EUR	350,633	4.00%, due 1/15/2037	441,427 (n)
NGN	7,769,943,000	Nigeria Government Bonds, 17.95%, due 6/25/2032	5,923,868
		Nigeria Government International Bonds
	$460,000	8.38%, due 3/24/2029	491,651 (n)
	2,700,000	7.38%, due 9/28/2033	2,760,778 (d)
	1,970,000	8.63%, due 1/13/2036	2,157,224 (d)
	1,460,000	8.25%, due 9/28/2051	1,474,871 (d)
		Nigeria OMO Bills
NGN	1,500,000,000	19.08%, due 7/21/2026	1,043,693 (b)
NGN	775,000,000	18.98%, due 9/22/2026	521,580 (b)
	9,940,000	Oman Government International Bonds, 6.00%, due 8/1/2029	10,334,074 (d)
		Panama Government International Bonds
	100,000	8.88%, due 9/30/2027	105,520
	1,675,000	2.25%, due 9/29/2032	1,415,375
	970,000	5.23%, due 2/23/2034	964,374
	4,985,000	6.40%, due 2/14/2035	5,321,487
	5,740,000	5.66%, due 2/23/2038	5,771,570
		Paraguay Government International Bonds
PYG	11,060,000,000	8.50%, due 3/4/2035	1,839,041 (n)
	1,655,000	5.40%, due 3/30/2050	1,491,652 (d)
		Peru Government Bonds
PEN	20,854,000	6.15%, due 8/12/2032	6,188,534
PEN	942,000	5.40%, due 8/12/2034	259,831
PEN	10,267,000	Peruvian Government International Bonds, 6.90%, due 8/12/2037	2,963,054 (n)
		Portugal Obrigacoes do Tesouro OT
EUR	82,000	1.95%, due 6/15/2029	94,072 (n)
EUR	480,000	1.65%, due 7/16/2032	520,185 (n)
EUR	127,000	2.88%, due 10/14/2033	146,130 (n)
EUR	31,000	3.63%, due 6/12/2054	33,755 (n)
		Province of Alberta
EUR	124,000	3.38%, due 3/24/2036	143,990 (n)
CAD	30,675,000	3.05%, due 12/1/2048	17,521,571
CAD	8,505,000	3.10%, due 6/1/2050	4,848,104
CAD	29,865,000	Province of British Columbia, 4.60%, due 6/18/2057	21,530,898
		Province of Ontario
	$1,325,000	4.45%, due 11/20/2035	1,305,988
EUR	154,000	3.13%, due 3/5/2036	174,877 (n)
CAD	10,210,000	2.90%, due 6/2/2049	5,641,488
CAD	21,240,000	2.65%, due 12/2/2050	11,065,878

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
CAD	11,910,000	1.90%, due 12/2/2051	$5,183,461
CAD	8,340,000	4.15%, due 12/2/2054	5,641,803
CAD	14,685,000	4.60%, due 12/2/2055	10,717,612
	$1,175,000	Province of Quebec, 3.88%, due 1/14/2031	1,160,252
	97,834	Provincia de Buenos Aires Government Bonds, 6.63%, due 9/1/2037	75,375 (n)
		Qatar Government International Bonds
	7,825,000	4.88%, due 2/27/2035	8,020,137 (d)
	1,270,000	4.40%, due 4/16/2050	1,081,374 (d)
		Region Wallonne Belgium
EUR	700,000	3.00%, due 12/6/2030	811,032 (n)
EUR	200,000	3.13%, due 6/22/2032	229,330 (n)
GHS	8,261,083	Republic of Ghana Government Bonds, 8.65%, due 2/13/2029	704,774
		Republic of Kenya Infrastructure Bonds
KES	500,000,000	12.50%, due 1/10/2033	3,908,170
KES	300,000,000	14.40%, due 2/20/2040	2,533,979
KES	210,000,000	12.97%, due 1/28/2041	1,675,296
		Republic of Poland Government Bonds
PLN	3,026,000	4.75%, due 7/25/2029	831,005
PLN	5,058,000	4.50%, due 1/25/2031	1,353,385
PLN	14,657,000	6.00%, due 10/25/2033	4,155,047
PLN	8,810,000	5.00%, due 10/25/2034	2,326,111
		Republic of Poland Government International Bonds
	$95,000	4.63%, due 3/18/2029	96,134
EUR	58,000	3.88%, due 7/7/2037	67,430 (n)
EUR	120,000	3.88%, due 10/22/2039	136,766 (n)
		Republic of South Africa Government Bonds
ZAR	24,241,794	8.00%, due 1/31/2030	1,445,903
ZAR	26,204,993	8.25%, due 3/31/2032	1,553,327
ZAR	35,638,725	8.88%, due 2/28/2035	2,149,523
ZAR	9,479,631	8.50%, due 1/31/2037	547,068
ZAR	14,525,855	8.75%, due 1/31/2044	821,389
		Republic of South Africa Government International Bonds
	$7,180,000	7.10%, due 11/19/2036	7,499,992 (d)
	2,840,000	6.13%, due 12/11/2037	2,705,390 (d)
	1,680,000	5.65%, due 9/27/2047	1,355,196
	2,460,000	5.75%, due 9/30/2049	1,986,483
	800,000	7.30%, due 4/20/2052	767,235
	3,970,000	7.95%, due 11/19/2054	4,048,505 (d)
	9,150,000	7.25%, due 12/11/2055	8,623,189 (d)
		Republic of Uganda Government Bonds
UGX	4,338,800,000	14.25%, due 8/23/2029	1,164,673
UGX	4,167,900,000	16.25%, due 11/8/2035	1,157,737
UGX	4,137,800,000	15.80%, due 6/23/2039	1,104,577
		Republic of Uzbekistan International Bonds
UZS	9,000,000,000	16.25%, due 10/12/2026	773,899 (n)
UZS	10,070,000,000	12.25%, due 4/13/2029	846,117 (n)
		Romania Government Bonds
RON	7,860,000	4.85%, due 7/25/2029	1,678,338

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
RON	3,650,000	6.70%, due 2/25/2032	$801,890
RON	18,715,000	8.25%, due 9/29/2032	4,424,753
RON	9,750,000	7.10%, due 7/31/2034	2,175,491
RON	395,000	4.75%, due 10/11/2034	75,076
		Romania Government International Bonds
EUR	50,000	2.88%, due 5/26/2028	57,679 (n)
	$390,000	5.88%, due 1/30/2029	395,889 (n)
	1,530,000	5.75%, due 9/16/2030	1,546,105 (d)
	428,000	5.75%, due 9/16/2030	432,714 (n)
	3,210,000	3.00%, due 2/14/2031	2,873,041 (n)
EUR	210,000	5.38%, due 3/22/2031	250,859 (n)
EUR	384,000	5.88%, due 7/11/2032	461,294 (n)
EUR	55,000	2.00%, due 4/14/2033	51,496 (n)
EUR	86,000	6.38%, due 9/18/2033	104,791 (n)
	$1,590,000	6.00%, due 5/25/2034	1,571,595 (d)
EUR	75,000	6.25%, due 9/10/2034	90,064 (n)
	$1,310,000	5.75%, due 3/24/2035	1,259,401 (d)
	2,450,000	6.63%, due 5/16/2036	2,472,726 (d)
EUR	90,000	6.13%, due 10/7/2037	103,180 (n)
EUR	255,000	6.75%, due 7/11/2039	301,740 (n)
		Saudi Government International Bonds
	$200,000	4.13%, due 1/12/2029	197,637 (d)
	9,490,000	5.63%, due 1/13/2035	9,841,435 (d)
	3,995,000	3.25%, due 11/17/2051	2,559,001 (d)
	1,095,000	3.75%, due 1/21/2055	754,644 (d)
	6,685,000	Serbia International Bonds, 6.00%, due 6/12/2034	6,862,014 (d)
EUR	100,000	SFIL SA, 3.00%, due 5/23/2031	115,714 (n)
		Slovakia Government Bonds
EUR	260,000	3.63%, due 6/8/2033	308,561 (n)
EUR	275,000	3.63%, due 11/4/2037	315,166 (n)
EUR	123,000	3.75%, due 2/27/2040	139,644 (n)
EUR	101,000	4.13%, due 2/19/2046	116,269 (n)
EUR	148,000	Slovenia Government Bonds, 3.28%, due 3/12/2036	171,117 (n)
		Spain Government Bonds
EUR	910,000	1.45%, due 10/31/2027	1,049,201 (n)
EUR	214,000	3.15%, due 4/30/2033	250,605 (n)
EUR	157,000	3.55%, due 10/31/2033	187,952 (n)
EUR	130,000	3.25%, due 4/30/2034	151,976 (n)
EUR	42,000	3.20%, due 10/31/2035	48,320 (n)
EUR	66,000	0.85%, due 7/30/2037	57,816 (n)
EUR	13,000	0.85%, due 7/30/2037	11,388 (n)
EUR	126,000	3.50%, due 1/31/2041	142,007 (n)
EUR	29,000	1.00%, due 7/30/2042	22,279 (n)
EUR	211,000	4.00%, due 10/31/2054	241,540 (n)
EUR	62,000	3.95%, due 10/31/2056	69,685 (n)
EUR	316,105	Spain Government Bonds, Inflation-Linked, 1.00%, due 11/30/2030	381,090 (c)(n)
		Sri Lanka Government Bonds
LKR	800,000,000	9.50%, due 3/1/2030	2,463,057

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)			Value
Foreign Government Securities – cont'd
LKR	1,670,000,000	10.75%, due 6/15/2034	$5,131,419
Sri Lanka Government International Bonds
	$33,223	4.00%, due 4/15/2028	31,722 (d)
	52,002	3.10%, due 1/15/2030	49,371 (d)(p)
	196,125	3.10%, due 1/15/2030	186,201 (n)(p)
	102,001	3.35%, due 3/15/2033	90,901 (d)(p)
	68,874	3.60%, due 6/15/2035	53,029 (d)(p)
	47,800	3.60%, due 5/15/2036	44,881 (d)(p)
	95,641	3.60%, due 2/15/2038	89,986 (d)(p)
State of North Rhine-Westphalia
EUR	224,000	0.13%, due 6/4/2031	227,611 (n)
EUR	25,000	3.80%, due 1/14/2056	29,428 (n)
	$1,595,000	Trinidad & Tobago Government International Bonds, 6.50%, due 1/28/2036	1,622,913 (d)
TRY	250,000,000	Turkiye Government Bonds, 26.20%, due 10/5/2033	4,576,075
Turkiye Government International Bonds
	$200,000	9.38%, due 3/14/2029	217,922
	1,540,000	7.13%, due 2/12/2032	1,569,278
	2,860,000	5.75%, due 5/11/2047	2,217,907
Turkiye Ihracat Kredi Bankasi AS
	200,000	9.00%, due 1/28/2027	205,754 (d)
	200,000	6.13%, due 5/2/2029	199,546 (d)(i)
	259,000	6.38%, due 10/3/2030	255,667 (d)
	200,000	6.38%, due 1/15/2031	196,171 (d)
Ukraine Government International Bonds
	39,872	4.50%, due 2/1/2029	30,966 (n)(p)
	104,581	0.00%, due 2/1/2030	66,199 (d)(p)
	390,805	0.00%, due 2/1/2034	184,833 (d)(p)
	20,347	0.00%, due 2/1/2034	9,633 (n)(p)
	287,180	4.50%, due 2/1/2034	176,111 (d)(p)
	34,888	4.50%, due 2/1/2034	21,413 (n)(p)
	330,258	0.00%, due 2/1/2035	168,035 (d)(p)
	17,194	0.00%, due 2/1/2035	8,758 (n)(p)
	5,425,088	4.50%, due 2/1/2035	3,275,591 (d)(p)
	24,920	4.50%, due 2/1/2035	15,060 (n)(p)
	275,215	0.00%, due 2/1/2036	140,082 (d)(p)
	14,329	0.00%, due 2/1/2036	7,302 (n)(p)
	957,269	4.50%, due 2/1/2036	566,975 (d)(p)
GBP	137,657	United Kingdom Gilt, 4.00%, due 10/22/2063	138,938 (n)
	$3,500,000	Uruguay Government International Bonds, 5.10%, due 6/18/2050	3,247,825
Uzbekneftegaz JSC
	400,000	4.75%, due 11/16/2028	388,966 (n)
	200,000	8.75%, due 5/7/2030	214,979 (n)
EUR	6,000,000	Xunta de Galicia, 3.30%, due 4/30/2031	7,106,315 (n)
ZMW	15,128,000	Zambia Government Bonds, 13.00%, due 1/25/2031	758,370
	$176,765	Zambia Government International Bonds, 5.75%, due 6/30/2033	173,968 (n)(p)
Total Foreign Government Securities (Cost $703,303,789)			701,005,984

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Municipal Notes 0.5%
California 0.1%
$1,025,324	Bay Area Toll Authority Toll Bridge Revenue (Build America Bonds), Series 2010-S1, 7.04%, due 4/1/2050	$1,155,488
1,370,000	California State General Obligation (Build America Bonds), Series 2010, 7.63%, due 3/1/2040	1,623,324
2,055,000	California State University Revenue Refunding, Series 2020-B, 2.98%, due 11/1/2051	1,361,472
2,120,000	Foothill-Eastern Transportation Corridor Agency Toll Road Revenue Refunding, Series 2019-A, (AG), 3.92%, due 1/15/2053	1,645,227
1,105,000	Los Angeles Community College District General Obligation (Build America Bonds), Series 2010, 6.75%, due 8/1/2049	1,216,303
1,260,000	Santa Clara Valley Water District Revenue Refunding, Series 2025-B, 5.38%, due 6/1/2043	1,264,760
1,710,000	University of California Regents Medical Center Pooled Revenue, Series 2020-N, 3.01%, due 5/15/2050	1,112,189
		9,378,763
Hawaii 0.0%‡
1,100,000	Hawaii General Obligation, Series 2021-GD, 2.83%, due 10/1/2039	870,822
Massachusetts 0.0%‡
1,060,000	Massachusetts State Education Financing Authority Revenue Refunding, Series 2018-A, 4.08%, due 7/1/2027	1,059,670
Michigan 0.0%‡
1,770,000	Michigan Finance Authority Hospital Revenue Refunding (Trinity Health Credit Group), Series 2019-T, 3.38%, due 12/1/2040	1,475,043
Nevada 0.0%‡
2,055,000	Clark County Nevada General Obligation (Las Vegas Convention & Visitors Authority), Series 2019-D, 3.23%, due 7/1/2044	1,564,688
New Jersey 0.0%‡
695,000	Atlantic City General Obligation Refunding, Series 2018-A, (ST AID WITHHLDG), 4.29%, due 9/1/2026	695,439
545,000	New Jersey State Housing & Mortgage Finance Agency Revenue Refunding (Single Family Housing), Series 2018-B, 3.80%, due 10/1/2032	544,705
700,000	New Jersey Turnpike Authority Revenue (Build America Bonds), Series 2010-A, 7.10%, due 1/1/2041	800,052
		2,040,196
New York 0.1%
2,000,000	New York General Obligation, Series 2025-E-1, 5.56%, due 10/1/2045	1,959,082
2,740,000	New York State Dormitory Authority Revenue Non State Supported Debt Refunding (New York University), Series 2020-B, 2.69%, due 7/1/2040	2,073,726
		4,032,808
Ohio 0.1%
2,055,000	Highland Local School District General Obligation Refunding, Series 2020, 3.19%, due 12/1/2049	1,467,251
	JobsOhio Beverage System Revenue Refunding
2,020,000	Series 2020-A, 2.83%, due 1/1/2038	1,684,539
35,000	Series 2020-A, 2.83%, due 1/1/2038	29,047

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Principal Amount(a)		Value

Ohio – cont'd
$2,230,000	Ohio State Turnpike Commission Junior Lien Revenue Refunding (Infrastructure Project), Series 2020-A, 3.22%, due 2/15/2048	$1,602,125
2,055,000	Ohio University General Receipt Athens Revenue Refunding, Series 2020, 2.91%, due 12/1/2043	1,507,980
		6,290,942
Pennsylvania 0.1%
2,055,000	Commonwealth Financing Authority Revenue Refunding, Series 2020-C, 3.53%, due 6/1/2042	1,689,134
750,000	Pennsylvania Turnpike Commission Revenue Refunding (Motor License Fund), Series 2020, 3.25%, due 12/1/2043	572,865
600,000	Redevelopment Authority of the City of Philadelphia Revenue, Series 2026-A, 5.57%, due 11/1/2045	591,870
		2,853,869
Texas 0.1%
2,125,000	Central Texas Turnpike System First Tier Revenue Refunding, Series 2020-C, 3.03%, due 8/15/2041	1,638,610
1,710,000	Dallas Area Rapid Transit Sales Tax Revenue Refunding, Series 2020-C, 2.82%, due 12/1/2042	1,293,867
2,055,000	Grand Parkway Transportation Corp. System Subordinated Tier Toll Revenue Refunding, Series 2020-B, 3.24%, due 10/1/2052	1,416,924
2,000,000	San Antonio Electric & Gas Systems Revenue Refunding, Series 2025-A, 5.57%, due 2/1/2050	1,992,123
1,500,000	Texas General Obligation, Series 2025-F, 5.49%, due 2/1/2056	1,502,537
1,410,000	Texas State Private Activity Bond Surface Transportation Corp. Senior Lien Revenue Refunding (North Tarrant Express Managed Lanes Project), Series 2019-B, 3.92%, due 12/31/2049	1,108,620
		8,952,681
Utah 0.0%‡
2,055,000	Utah State Transit Authority Sales Tax Revenue Refunding, Series 2020, 2.77%, due 12/15/2038	1,655,815

Total Municipal Notes (Cost $50,156,231)		40,175,297
Number of Shares

Closed-End Funds 0.0%‡
Investment Companies 0.0%‡
48,204	Neuberger Berman Global Monthly Income Fund Ltd. (Cost $163,714)	5,024 #(f)(s)(t)
Exchange-Traded Funds 3.0%
194,030	iShares Broad USD High Yield Corporate Bond ETF	7,223,737
195,792	iShares iBoxx USD High Yield Corporate Bond ETF	15,737,761
284,986	iShares JP Morgan USD Emerging Markets Bond ETF	27,301,659
1,408,040	State Street SPDR Bloomberg Short Term High Yield Bond ETF	35,496,688
1,966,259	State Street SPDR Portfolio High Yield Bond ETF	46,305,399

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Number of Shares		Value
Exchange-Traded Funds – cont'd
4,155,557	VanEck J. P. Morgan EM Local Currency Bond ETF	$106,216,037
Total Exchange-Traded Funds (Cost $236,181,569)		238,281,281

Preferred Stocks 0.0%‡
Oil, Gas & Consumable Fuels 0.0%‡
42,000	Genesis Energy, LP Class A(u)(Cost$1,497,300)	1,438,500 *(s)
Short-Term Investments 3.9%
Investment Companies 3.9%
316,913,600	State Street Institutional U.S. Government Money Market Fund Premier Class, 3.60%(v) (Cost $316,913,600)	316,913,600
Total Investments 116.0% (Cost $9,431,690,763)		9,396,672,978
Liabilities Less Other Assets (16.0)%		(1,293,207,944)(w)
Net Assets 100.0%		$8,103,465,034

‡	Represents less than 0.05% of net assets of the Fund.

*	Non-income producing security.
(a)	Principal amount is stated in the currency in which the security is denominated.
(b)	Rate shown was the discount rate at the date of purchase.
(c)	Index-linked bond whose principal amount adjusts according to a government retail price index.
(d)
Securities were purchased under Rule 144A of the Securities Act of 1933, as amended, or are otherwise restricted and, unless registered under the Securities Act of 1933 or exempted from registration, may only be sold to qualified institutional investors or may have other restrictions on resale. At April 30, 2026, these securities amounted to $3,252,259,340, which represents 40.1% of net assets of the Fund.

(e)
Variable or floating rate security where the stated interest rate is not based on a published reference rate and spread. Rather, the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of April 30,
2026.

(f)
Security fair valued as of April 30, 2026 in accordance with procedures approved by the valuation designee.
Total value of all such securities at April 30, 2026 amounted to $31,822,595, which represents 0.4% of net assets of the Fund.

(g)	Variable or floating rate security. The interest rate shown was the current rate as of April 30, 2026 and changes periodically.
(h)
Interest only security. These securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only"
holding.

(i)	All or a portion of this security was purchased on a delayed delivery basis.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

(j)
TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total value of all such securities
(excluding forward sales contracts, if any) at April 30, 2026 amounted to $1,384,803,866, which represents
17.1% of net assets of the Fund.

(k)	When-issued security. Total value of all such securities at April 30, 2026 amounted to $32,763,749, which represents 0.4% of net assets of the Fund.
(l)	Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate shown is the rate in effect as of period end.
(m)	Perpetual security. Perpetual securities have no stated maturity date, but they may be called/redeemed by the issuer. The date shown reflects the next call date.
(n)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended.
Regulation S applies to securities offerings that are made outside of the United States and do not involve directed selling efforts in the United States and as such may have restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $650,056,584, which represents 8.0% of net assets of the
Fund.

(o)	Payment-in-kind (PIK) security.
(p)
Step Bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown was the current rate as of
April 30, 2026.

(q)	Defaulted security.
(r)	All or a portion of this security had not settled as of April 30, 2026 and thus may not have an interest rate in effect. Interest rates do not take effect until settlement.
(s)	Value determined using significant unobservable inputs.
(t)	Affiliated company as defined under the Investment Company Act of 1940, as amended (see Note F of Notes to Financial Statements).
(u)	Security represented in Units.
(v)	Represents 7-day effective yield as of April 30, 2026.
(w)	Includes the impact of the Fund’s open positions in derivatives at April 30, 2026.
#  This security is subject to restrictions on resale. Total value of all such securities at April 30, 2026 amounted to $5,024, which represents 0.0% of net assets of the Fund. Acquisition dates shown with a range, if any, represent securities that were acquired over the period shown in the table.

Restricted Security	Acquisition Date(s)	Acquisition Cost	Value as of 4/30/2026	Fair Value Percentage of Net Assets as of 4/30/2026
Neuberger Berman Global Monthly Income Fund Ltd.	4/27/2021-6/24/2021	$163,714	$5,024	0.0%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY
Country	Investments at Value	Percentage of Net Assets
United States	$6,891,624,269	85.1%
Cayman Islands	261,595,971	3.2%
Canada	245,252,300	3.0%
United Kingdom	180,571,660	2.2%
France	166,886,756	2.1%
Germany	98,786,938	1.2%
Mexico	92,496,901	1.1%
Spain	83,321,772	1.0%
Ireland	61,598,743	0.8%
Brazil	58,921,088	0.7%
Italy	48,216,744	0.6%
Netherlands	47,816,224	0.6%
Japan	44,896,802	0.6%
Luxembourg	39,815,561	0.5%
Saudi Arabia	39,280,502	0.5%
Egypt	35,836,717	0.4%
United Arab Emirates	34,954,521	0.4%
Dominican Republic	34,952,391	0.4%
South Africa	33,958,432	0.4%
Switzerland	31,989,892	0.4%
Cote D'Ivoire	31,265,861	0.4%
Jersey	30,324,061	0.4%
Morocco	27,415,454	0.3%
Sweden	24,539,743	0.3%
Chile	23,968,557	0.3%
Costa Rica	21,304,263	0.3%
Romania	21,128,122	0.3%
Kazakhstan	20,031,398	0.3%
Qatar	19,473,143	0.2%
Belgium	15,359,914	0.2%
Australia	15,196,027	0.2%
Nigeria	14,870,961	0.2%
Argentina	14,840,599	0.2%
Colombia	13,915,990	0.2%
Panama	13,578,326	0.2%
Israel	13,552,683	0.2%
Bermuda	13,236,960	0.2%
Turkey	12,791,102	0.2%
Portugal	11,874,883	0.2%
Oman	10,334,074	0.1%
Peru	10,065,801	0.1%
Poland	10,021,027	0.1%
Angola	9,853,784	0.1%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

POSITIONS BY COUNTRY (cont’d)
Country	Investments at Value	Percentage of Net Assets
Finland	$9,700,649	0.1%
Ghana	8,972,486	0.1%
Denmark	8,810,084	0.1%
Czech Republic	8,249,374	0.1%
Sri Lanka	8,140,567	0.1%
Kenya	8,117,445	0.1%
Hungary	7,304,509	0.1%
Bahrain	6,991,047	0.1%
Serbia	6,862,014	0.1%
Ukraine	6,823,400	0.1%
Guatemala	6,461,382	0.1%
Zambia	5,591,237	0.1%
Republic of Cameroon	4,585,483	0.1%
Austria	4,401,442	0.1%
Indonesia	4,399,599	0.1%
Slovenia	4,229,654	0.1%
Kuwait	4,083,968	0.1%
Other countries, each representing less than 0.05% of net assets of the Fund	34,318,121	0.0%
Short-Term Investments and Other Liabilities—Net	(976,294,344)	(12.1)%
	$8,103,465,034	100.0%

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Derivative Instruments
Futures contracts ("futures")
At April 30, 2026, open positions in futures for the Fund were as follows:
Long Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	51	Australian Bond, 10 Year	$3,931,082	$(46,823)
6/2026	4,473	Canadian Bond, 2 Year	345,794,331	(861,926)
6/2026	33	Euro-Bobl	4,471,429	(55,418)
6/2026	25	Euro-BTP	3,431,752	(116,237)
6/2026	31	Euro-BTP	3,856,613	(1,887)
6/2026	491	Euro-Bund	72,240,204	(289,595)
6/2026	14	Euro-Buxl	1,790,661	(42,051)
6/2026	371	Euro-Schatz	46,046,092	(83,641)
6/2026	17	Long Gilt	2,003,064	(19,023)
6/2026	280	U.S. Treasury Long Bond	31,596,250	(1,093,483)
6/2026	201	U.S. Treasury Note, 10 Year	22,229,344	77,456
6/2026	5,046	U.S. Treasury Note, 2 Year	1,045,152,750	(3,780,697)
6/2026	487	U.S. Treasury Note, 5 Year	52,516,102	(202,156)
6/2026	124	U.S. Treasury Note, Ultra 10 Year	13,994,562	(130,131)
6/2026	33	U.S. Treasury Ultra Bond	3,796,031	(66,505)
9/2026	2,513	SOFR, 3 Months	605,287,462	(845,413)
3/2027	2,645	SOFR, 3 Months	636,849,875	(2,364,854)
Total Long Positions			$2,894,987,604	$(9,922,384)

Short Futures:

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	706	Canadian Bond, 5 Year	$(58,663,982)	$314,815
6/2026	151	Euro-Bobl	(20,460,176)	396,614
6/2026	1	Euro-BTP	(137,270)	3,976
6/2026	31	Euro-Bund	(4,560,991)	73,948
6/2026	4	Euro-Oat	(559,925)	12,807
6/2026	23	Long Gilt	(2,710,028)	36,232
6/2026	1	U.S. Treasury Long Bond	(112,844)	4,749
6/2026	464	U.S. Treasury Note, 10 Year	(51,315,500)	6,758
6/2026	422	U.S. Treasury Note, 2 Year	(87,406,750)	761,308
6/2026	1,002	U.S. Treasury Note, 5 Year	(108,051,610)	(201,319)
6/2026	950	U.S. Treasury Note, Ultra 10 Year	(107,216,406)	410,215

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Expiration Date	Number of Contracts	Open Contracts	Notional Amount	Value and Unrealized Appreciation/ (Depreciation)
6/2026	1,397	U.S. Treasury Ultra Bond	$(160,698,656)	$1,618,783
Total Short Positions			$(601,894,138)	$3,438,886
Total Futures				$(6,483,498)
At April 30, 2026, the Fund had $24,505,682 deposited in a segregated account to cover margin requirements on open futures.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had futures outstanding was $1,390,138,735 for long positions and $(453,481,085) for short positions.
Forward foreign currency contracts ("forward FX contracts")
At April 30, 2026, open forward FX contracts for the Fund were as follows:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
ARS	1,624,419,274	USD	988,090	CITI	7/31/2026	$114,392
ARS	1,534,580,589	USD	935,720	CITI	7/31/2026	105,789
AUD	5,590,000	USD	3,876,294	DB	7/15/2026	142,731
USD	748,779	BDT	92,923,477	CITI	5/5/2026	1,331
USD	757,014	BDT	92,923,477	JPM	5/5/2026	9,566
USD	589,519	BDT	72,923,477	JPM	5/21/2026	2,945
BRL	6,914,319	USD	1,326,115	CITI	6/3/2026	59,780
BRL	8,280,000	USD	1,560,709	CITI	7/15/2026	82,619
BRL	8,010,000	USD	1,583,317	GSI	7/15/2026	6,425
CLP	7,017,000,000	USD	7,560,608	CITI	7/15/2026	238,191
COP	981,452,092	USD	260,870	CITI	6/17/2026	6,258
USD	188,684	COP	692,930,041	GSI	6/17/2026	85
CZK	28,472,257	EUR	1,161,532	GSI	6/17/2026	5,181
CZK	28,472,258	EUR	1,161,351	SCB	6/17/2026	5,393
DKK	6,278,370	USD	973,501	GSI	7/15/2026	16,427
USD	238,070	EGP	12,605,785	DB	6/9/2026	7,388
EUR	480,825	HUF	174,307,357	JPM	5/26/2026	3,817
EUR	1,424,065	PLN	6,071,166	GSI	7/15/2026	2,052
EUR	930,713	USD	1,087,506	SCB	5/4/2026	4,825
EUR	115,284	USD	133,319	BCB	5/6/2026	1,990
EUR	112,212	USD	129,943	CITI	5/6/2026	1,760
EUR	187,685	USD	219,680	CITI	5/6/2026	607
EUR	832,214	USD	973,007	GSI	5/6/2026	3,767
EUR	826,745	USD	966,269	JPM	5/6/2026	4,085
EUR	298,836	USD	349,639	JPM	5/6/2026	1,106
EUR	266,293	USD	311,582	JPM	5/6/2026	967
EUR	414,890	USD	485,657	CITI	6/3/2026	1,942
EUR	7,403,437	USD	8,568,627	GSI	7/15/2026	148,032

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
EUR	2,645,517	USD	3,073,998	GSI	7/15/2026	$40,781
EUR	1,212,535	USD	1,403,370	GSI	7/15/2026	24,245
EUR	6,860,000	USD	8,062,736	GSI	7/15/2026	14,091
USD	773,028	EUR	652,758	CITI	5/6/2026	6,883
USD	348,235	EUR	295,305	CITI	5/6/2026	1,634
GBP	2,065,395	USD	2,725,095	GSI	7/15/2026	84,793
GBP	720,245	USD	953,478	GSI	7/15/2026	26,387
HUF	72,321,134	EUR	183,692	CITI	5/26/2026	16,985
HUF	54,589,846	EUR	149,237	CITI	5/26/2026	389
HUF	556,601,295	EUR	1,448,788	GSI	5/26/2026	89,541
HUF	112,526,675	EUR	291,958	GSI	5/26/2026	19,206
HUF	156,799,010	EUR	415,466	JPM	5/26/2026	16,612
HUF	67,024,538	EUR	176,582	JPM	5/26/2026	8,288
HUF	155,803,663	EUR	405,131	MS	5/26/2026	25,550
HUF	33,512,667	EUR	88,380	SCB	5/26/2026	4,041
USD	334,331	IDR	5,703,466,048	CITI	6/17/2026	5,313
USD	1,014,400	IDR	17,160,242,270	HSBC	6/17/2026	24,472
USD	932,604	IDR	15,901,164,320	HSBC	6/17/2026	15,309
USD	696,608	IDR	11,862,734,361	HSBC	6/17/2026	12,279
ILS	5,482,476	USD	1,751,142	GSI	7/17/2026	109,889
JPY	6,602,980	USD	41,610	BNP	7/15/2026	811
KRW	4,115,824,096	USD	2,793,097	HSBC	5/22/2026	1,705
KZT	440,009,939	USD	824,282	CITI	5/15/2026	120,749
KZT	92,502,414	USD	179,616	DB	5/15/2026	19,056
KZT	155,811,821	USD	284,536	JPM	5/15/2026	50,109
KZT	209,408,949	USD	382,133	MS	5/15/2026	67,625
KZT	288,716,151	USD	541,449	SCB	5/15/2026	78,641
KZT	115,826,059	USD	219,160	SCB	5/15/2026	29,606
KZT	134,911,040	USD	279,620	SCB	5/15/2026	10,135
LKR	173,963,549	USD	535,272	CITI	5/15/2026	8,596
MAD	2,492,996	USD	264,187	CITI	6/9/2026	6,137
MAD	37,524,661	USD	4,022,492	JPM	6/9/2026	46,437
MXN	26,694,151	USD	1,502,971	MS	7/17/2026	15,854
USD	1,677,517	MXN	29,479,404	CITI	7/17/2026	218
MYR	6,607,799	USD	1,641,037	GSI	5/26/2026	24,410
USD	644,817	NGN	881,465,484	JPM	5/15/2026	6,794
NZD	4,110,000	USD	2,423,593	GSI	7/15/2026	9,986
PKR	503,236,541	USD	1,768,845	JPM	5/13/2026	33,447
USD	844,461	THB	27,276,923	CITI	6/17/2026	4,878
USD	923,997	THB	29,921,600	CITI	6/17/2026	3,010
USD	845,377	THB	27,276,924	MS	6/17/2026	5,794
USD	1,143,547	THB	36,458,690	SCB	6/17/2026	21,350
TRY	24,135,092	USD	512,552	GSI	5/22/2026	12,917

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
TRY	6,995,735	USD	148,694	GSI	5/22/2026	$3,617
TRY	10,237,051	USD	221,320	GSI	5/22/2026	1,561
TRY	147,558,363	USD	2,732,851	JPM	5/22/2026	479,783
TRY	11,618,315	USD	246,246	JPM	5/22/2026	6,708
TRY	2,467,540	USD	52,433	JPM	5/22/2026	1,290
UAH	52,761,282	USD	1,185,647	DB	6/9/2026	6,884
USD	492,165	UZS	6,255,422,787	DB	10/26/2026	496
USD	720,398	UZS	9,113,031,001	JPM	10/26/2026	4,124
UZS	24,572,866,815	USD	1,918,257	CITI	10/26/2026	13,143
UZS	2,089,774,923	USD	164,097	DB	10/26/2026	157
UZS	5,388,022,287	USD	420,348	CITI	2/12/2027	3,144
UZS	5,388,022,288	USD	421,763	GSI	2/16/2027	1,729
VND	223,856,800,190	USD	8,396,729	JPM	6/17/2026	67,771
USD	1,683,756	ZAR	28,150,096	CITI	7/17/2026	3,180
USD	1,603,943	ZAR	26,840,718	CITI	7/17/2026	1,538
USD	243,865	ZAR	4,062,754	GSI	7/17/2026	1,316
USD	18,625	ZAR	307,960	GSI	7/17/2026	239
ZAR	20,040,560	USD	1,189,862	GSI	7/17/2026	6,570
ZAR	30,990,978	USD	1,829,453	JPM	7/17/2026	20,725
ZAR	12,137,182	USD	723,641	JPM	7/17/2026	956
Total unrealized appreciation						$2,729,335
USD	3,982,724	AUD	5,590,000	CITI	7/15/2026	(36,302)
BDT	92,923,477	USD	757,014	CITI	5/5/2026	(9,566)
BDT	92,923,477	USD	755,475	JPM	5/5/2026	(8,027)
USD	111,130	BRL	565,302	CITI	6/3/2026	(2,178)
USD	1,610,895	BRL	8,280,000	GSI	7/15/2026	(32,433)
USD	80,491,037	CAD	111,311,119	DB	7/15/2026	(1,710,147)
USD	72,585,967	CAD	99,000,000	GSI	7/15/2026	(523,686)
USD	9,002,997	CAD	12,265,831	JPM	7/15/2026	(55,090)
USD	2,919,297	CAD	3,969,353	TD	7/15/2026	(11,997)
CLP	1,549,690,384	USD	1,767,268	CITI	6/17/2026	(44,943)
CLP	918,262,507	USD	1,031,636	GSI	6/17/2026	(11,079)
USD	1,679,426	CLP	1,531,182,031	GSI	6/17/2026	(22,329)
USD	1,024,356	CLP	943,354,548	GSI	6/17/2026	(24,088)
EGP	12,584,878	USD	253,676	JPM	6/9/2026	(23,378)
EUR	2,282,869	CZK	55,836,076	MS	6/17/2026	(4,252)
EUR	517,146	HUF	189,939,469	GSI	5/26/2026	(3,830)
EUR	303,698	HUF	111,729,661	JPM	5/26/2026	(2,849)
EUR	6,860,000	USD	8,132,296	CITI	7/15/2026	(55,469)
USD	1,074,405	EUR	930,713	SCB	5/4/2026	(17,926)
USD	410,795	EUR	350,258	CITI	5/6/2026	(304)
USD	46,729	EUR	40,515	CITI	5/6/2026	(824)
USD	517,690	EUR	442,544	CITI	5/6/2026	(1,726)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
USD	995,167	EUR	857,889	CITI	5/6/2026	$(11,742)
USD	1,088,977	EUR	930,713	SCB	6/2/2026	(4,791)
USD	219,968	EUR	187,685	CITI	6/3/2026	(609)
USD	1,945,628	EUR	1,670,583	CITI	7/15/2026	(21,283)
USD	26,388,557	EUR	22,465,000	CITI	7/15/2026	(61,285)
USD	377,995,348	EUR	325,306,552	CITI	7/15/2026	(5,014,087)
USD	26,460,472	EUR	22,509,962	DB	7/15/2026	(42,308)
USD	75,135,520	EUR	64,493,095	JPM	7/15/2026	(797,362)
USD	4,298,276	GBP	3,231,371	BCB	7/15/2026	(97,875)
USD	3,045,727	GBP	2,256,474	CITI	7/15/2026	(24,115)
USD	30,563,057	GBP	23,087,786	CITI	7/15/2026	(846,950)
USD	14,123,565	GBP	10,470,000	DB	7/15/2026	(120,450)
USD	12,108,075	GBP	9,100,393	DB	7/15/2026	(272,645)
HUF	110,046,232	EUR	300,249	GSI	7/20/2026	(506)
USD	7,819,914	HUF	2,592,066,385	DB	7/15/2026	(498,870)
IDR	16,240,254,719	USD	953,100	GSI	6/17/2026	(16,244)
IDR	5,721,179,326	USD	336,457	HSBC	6/17/2026	(6,417)
USD	1,763,304	ILS	5,484,183	JPM	7/17/2026	(98,307)
USD	76,830,895	JPY	12,083,966,269	JPM	7/15/2026	(801,625)
KRW	4,760,000,000	USD	3,268,108	GSI	5/20/2026	(36,047)
KRW	574,916,511	USD	390,542	SCB	5/20/2026	(171)
USD	346,464	KRW	510,821,044	CITI	5/20/2026	(386)
USD	1,097,976	KRW	1,630,514,091	MS	5/22/2026	(9,205)
USD	711,489	KZT	355,281,908	GSI	5/15/2026	(51,568)
USD	670,723	KZT	344,081,022	GSI	5/15/2026	(68,276)
USD	404,977	KZT	195,522,734	JPM	5/15/2026	(14,957)
MNT	8,800,000,000	USD	2,371,968	JPM	12/11/2026	(60,382)
MXN	69,600,000	USD	3,992,291	GSI	7/15/2026	(31,574)
USD	2,086,807	MXN	37,594,219	DB	7/15/2026	(52,562)
USD	1,676,883	MXN	30,261,761	CITI	7/17/2026	(44,930)
MYR	4,426,793	USD	1,116,327	MS	5/14/2026	(1,120)
MYR	1,396,261	USD	353,591	GSI	5/20/2026	(1,758)
USD	340,546	MYR	1,352,477	BCB	5/14/2026	(173)
USD	595,677	NGN	834,966,074	CITI	5/15/2026	(8,689)
NZD	6,880,000	USD	4,079,840	GSI	7/15/2026	(6,112)
PEN	3,825,025	USD	1,126,244	CITI	7/9/2026	(40,148)
PEN	396,628	USD	114,905	JPM	7/9/2026	(2,284)
USD	527,931	PEN	1,865,985	CITI	7/9/2026	(1,906)
PLN	6,346,821	EUR	1,495,907	CITI	7/15/2026	(10,603)
PLN	941,185	EUR	220,603	GSI	7/15/2026	(126)
RON	1,421,586	EUR	278,538	CITI	5/11/2026	(5,964)
RON	10,603,714	EUR	2,073,636	CITI	5/11/2026	(39,786)
THB	41,545,814	USD	1,283,161	HSBC	6/17/2026	(4,382)

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
THB	42,929,633	USD	1,333,301	JPM	6/17/2026	$(11,928)
USD	1,652,914	THB	54,115,111	CITI	6/17/2026	(12,748)
USD	241,610	THB	7,851,803	HSBC	6/17/2026	(69)
USD	646,844	TRY	31,014,177	CITI	5/22/2026	(28,395)
USD	482,880	TRY	22,826,535	GSI	5/22/2026	(14,099)
USD	1,261,146	TRY	59,475,649	GSI	5/22/2026	(33,755)
USD	1,566,481	TRY	73,875,234	GSI	5/22/2026	(41,928)
USD	4,967,745	ZAR	83,966,189	CITI	7/15/2026	(45,871)
USD	1,600,554	ZAR	27,241,421	GSI	7/17/2026	(25,773)
ZAR	19,790,000	USD	1,203,047	GSI	7/15/2026	(21,387)
Total unrealized depreciation						$(12,068,956)
Total net unrealized depreciation						$(9,339,621)
For the six months ended April 30, 2026, the average notional value for the months where the Fund had forward FX contracts outstanding was $950,439,611.
Bond forward contracts ("bond forwards")
At April 30, 2026, bond forwards for the Fund were as follows:

Counterparty	Reference Entity	Notional Amount	Expiration Date	Unrealized Appreciation/ (Depreciation)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2027	$100,000	5/29/2026	$610
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.25%, due 4/15/2028	6,000,000	5/29/2026	40,031
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.88%, due 1/15/2029	7,500,000	5/29/2026	36,232
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.63%, due 10/15/2029	4,750,000	5/29/2026	28,832
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.13%, due 1/15/2031	9,500,000	5/29/2026	59,011
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.13%, due 1/15/2033	4,750,000	5/29/2026	9,930
Total unrealized appreciation				$174,646
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.75%, due 1/15/2034	6,000,000	5/29/2026	(6,810)
GSI	U.S. Treasury Inflation-Indexed Bonds, 2.13%, due 1/15/2035	4,500,000	5/29/2026	(13,033)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.88%, due 1/15/2036	1,750,000	5/29/2026	(3,693)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2042	2,000,000	5/29/2026	(10,918)
GSI	U.S. Treasury Inflation-Indexed Bonds, 0.75%, due 2/15/2045	1,150,000	5/29/2026	(9,155)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.00%, due 2/15/2048	2,000,000	5/29/2026	(17,903)
GSI	U.S. Treasury Inflation-Indexed Bonds, 1.50%, due 2/15/2053	4,200,000	5/29/2026	(53,172)
Total unrealized depreciation				$(114,684)
Total net unrealized appreciation				$59,962
For the six months ended April 30, 2026, the average notional value for the months where the Fund had bond forwards outstanding was $60,307,143.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Credit default swap contracts ("credit default swaps")
At April 30, 2026, the Fund had outstanding credit default swaps as follows:
Centrally Cleared Credit Default Swaps — Buy Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Paid by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	iTraxx Europe Ser. 45 V1	EUR	1,030,000	1.00%	3M	6/20/2031	$21,307	$(19,567)	$(1,410)	$330

Centrally Cleared Credit Default Swaps — Sell Protection

Clearinghouse	Reference Entity	Notional Amount		Financing Rate Received by the Fund	Payment Frequency	Maturity Date	Upfront Payments/ (Receipts)	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
ICE CC	CDX Emerging Markets Index, Ser. 45.V1	USD	133,740,000	1.00%	3M	6/20/2031	$(3,615,834)	$(93,311)	$156,030	$(3,553,115)
ICE CC	CDX North America High Yield Index, Ser. 46.V2	USD	110,600,000	5.00%	3M	6/20/2031	$7,847,118	40,652	645,167	8,532,937
Total							$4,231,284	$(52,659)	$801,197	$4,979,822

For the six months ended April 30, 2026, the average notional value for the months where the Fund had credit default swaps outstanding was $3,898,565 for buy protection and $106,204,225 for sell protection.
Interest rate swap contracts ("interest rate swaps")
At April 30, 2026, the Fund had outstanding interest rate swaps as follows:
Centrally cleared interest rate swaps

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
CME	BRL	133,875,000	Pay	1D CETIP	13.25%	T/T	1/2/2031	$(309,765)	$(56,695)	$(366,460)
CME	BRL	173,205,000	Pay	1D CETIP	13.45%	T/T	1/2/2031	(120,898)	(388,895)	(509,793)
LCH	EUR	520,000	Pay	€STR	2.15%	1Y/1Y	4/2/2030	(9,658)	106	(9,552)
LCH	EUR	206,577	Receive	6M EURIBOR	0.05%	6M/1Y	4/13/2031	31,522	289	31,811
LCH	EUR	404,461	Pay	6M EURIBOR	2.22%	6M/1Y	8/30/2032	(18,599)	5,294	(13,305)
LCH	EUR	117,250	Pay	€STR	2.46%	1Y/1Y	4/2/2035	(3,608)	59	(3,549)
LCH	EUR	222,322	Receive	€STR	2.89%	1Y/1Y	11/18/2055	7,350	(1,128)	6,222

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	481,020	Receive	6M EURIBOR	3.05%	6M/1Y	11/26/2055	$11,032	$(2,207)	$8,825
Total								$(412,624)	$(443,177)	$(855,801)
Inflation swap contracts ("inflation swaps")
At April 30, 2026, the Fund had outstanding inflation swaps as follows:

Centrally cleared inflation swaps
Clearinghouse	Notional Amount		Fund Receives/ Pays Floating Rate	Floating Rate Index	Annual Fixed- Rate	Frequency of Fund Receipt/ Payment	Maturity Date	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
LCH	EUR	670,000	Receive	CPTFEMU	1.42%	T/T	4/15/2031	$229,384	$(69,228)	$160,156
LCH	EUR	433,401	Pay	CPTFEMU	1.95%	T/T	2/15/2036	(27,141)	9,931	(17,210)
LCH	USD	26,425,000	Pay	CPURNSA	2.58%	T/T	12/2/2026	(417,807)	8,043	(409,764)
LCH	USD	10,970,000	Receive	CPURNSA	2.47%	T/T	12/2/2029	175,194	12,804	187,998
Total								$(40,370)	$(38,450)	$(78,820)
At April 30, 2026, the Fund had $16,784,449 deposited in a segregated account to cover margin requirements for centrally cleared swaps.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had interest rate swaps and inflation rate swaps outstanding was $15,026,479 when the Fund paid the fixed rate and $114,175,240 when the Fund received the fixed rate.
Total return swap contracts ("total return swaps")
At April 30, 2026, the Fund had outstanding total return swaps as follows:
Over-the-counter total return swaps—Long(a)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	28,217,399	5/6/2026	3.06%	(0.60)%	SOFR	T/T	$238,714	$(56,725)	$181,989
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	92,038,074	5/13/2026	3.21%	(0.45)%	SOFR	T/T	137,404	(139,148)	(1,744)
GSI	iShares iBoxx $ High Yield Corp. Bond ETF	USD	73,827,262	5/20/2026	3.41%	(0.25)%	SOFR	T/T	(183,695)	(69,808)	(253,503)
JPM	iShares iBoxx $ High Yield Corp. Bond ETF	USD	25,124,377	6/19/2026	2.96%	(0.70)%	SOFR	T/T	348,078	34,795	382,873

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

Counterparty	Reference Entity	Notional Amount		Maturity Date	Variable Rate(b)	Spread	Reference Rate	Frequency of Fund Receipt/ Payment	Unrealized Appreciation/ (Depreciation)	Accrued Net Interest Receivable/ (Payable)	Value
JPM	iShares iBoxx $ Investment Grade Corporate Bond ETF	USD	61,275,148	7/21/2026	3.41%	(0.25)%	SOFR	T/T	$(427,828)	$(52,400)	$(480,228)
Total									$112,673	$(283,286)	$(170,613)

(a)	The Fund pays a specified rate based on a reference rate plus or minus a spread, and receives the total return on the reference entity.
(b)	Effective rate at April 30, 2026.
For the six months ended April 30, 2026, the average notional value for the months where the Fund had total return swaps outstanding was $276,305,708 for long positions.
At April 30, 2026, the Fund had cash collateral of $3,850,000, $840,000, $150,000 and $1,700,000 deposited in segregated account for Citibank, N.A., Goldman Sachs International, Barclays Bank N.A., and Deutsche Bank respectively, and cash collateral of $814,000 received from JPMorgan Chase Bank N.A. to cover collateral requirements on over-the-counter derivatives.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s investments as of April 30, 2026:

Asset Valuation Inputs	Level 1	Level 2	Level 3(a)	Total
Investments:
U.S. Treasury Obligations	$—	$218,103,064	$—	$218,103,064
U.S. Government Agency Securities	—	2,534,732	—	2,534,732
Mortgage-Backed Securities#	—	3,737,513,860	—	3,737,513,860
Asset-Backed Securities#	—	992,254,551	—	992,254,551
Corporate Bonds#	—	3,096,634,039	—	3,096,634,039
Loan Assignments#	—	51,813,046	—	51,813,046
Foreign Government Securities	—	701,005,984	—	701,005,984
Municipal Notes#	—	40,175,297	—	40,175,297
Investment Companies	—	—	5,024	5,024
Exchange-Traded Funds	238,281,281	—	—	238,281,281
Preferred Stocks#	—	—	1,438,500	1,438,500
Short-Term Investments	—	316,913,600	—	316,913,600
Total Investments	$238,281,281	$9,156,948,173	$1,443,524	$9,396,672,978

#	The Schedule of Investments provides information on the industry, state/territory or sector categorization as well as a Positions by Country summary.
(a)	The following is a reconciliation between the beginning and ending balances of investments in which significant unobservable inputs (Level 3) were used in determining value:

(000's omitted)	Beginning balance as of 11/1/2025	Accrued discounts/ (premiums)	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Purchases	Sales/ Other Reductions	Transfers into Level 3	Transfers out of Level 3	Balance as of 4/30/2026	Net change in unrealized appreciation/ (depreciation) from investments still held as of 4/30/2026
Investments in Securities:
Preferred Stocks(1)	$1,470	$—	$—	$(31)	$—	$—	$—	$—	$1,439	$(31)
Investment Companies(2)	5	—	1	10	—	(11)	—	—	5	10
Total	$1,475	$—	$1	$(21)	$—	$(11)	$—	$—	$1,444	$(21)
(1) Securities categorized as Level 3 were valued using a single quotation obtained from a dealer.
(2) At April 30, 2026, these investments were valued in accordance with procedures approved by the valuation designee. These investments did not have a material impact on the Fund's net assets and, therefore, disclosure of significant unobservable inputs used in formulating valuations is not presented.

See Notes to Financial Statements

Schedule of Investments Strategic Income Fund^ (Unaudited)  (cont’d)

The following is a summary, categorized by Level (see Note A of the Notes to Financial Statements), of inputs used to value the Fund’s derivatives as of April 30, 2026:

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Futures
Assets	$3,717,661	$—	$—	$3,717,661
Liabilities	(10,201,159)	—	—	(10,201,159)
Forward FX Contracts
Assets	—	2,729,335	—	2,729,335
Liabilities	—	(12,068,956)	—	(12,068,956)
Bond Forwards
Assets	—	174,646	—	174,646
Liabilities	—	(114,684)	—	(114,684)
Swaps
Assets	—	9,493,141	—	9,493,141
Liabilities	—	(5,618,223)	—	(5,618,223)
Total	$(6,483,498)	$(5,404,741)	$—	$(11,888,239)

^   A balance indicated with a "—", reflects either a zero balance or an amount that rounds to less than 1.

See Notes to Financial Statements

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Statements of Assets and Liabilities (Unaudited)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	April 30, 2026	April 30, 2026
Assets
Investments in securities, at value* (Notes A & F)— see Schedule of Investments:
Unaffiliated issuers(a)	$1,205,383,685	$470,356,745
Affiliated issuers(b)	—	—
	1,205,383,685	470,356,745
Cash	9,496	—
Foreign currency(c)	22,355	—
Cash collateral segregated for futures contracts (Note A)	4,159,401	—
Cash collateral segregated for centrally cleared swap contracts (Note A)	—	—
Cash collateral segregated for over-the-counter derivatives (Note A)	—	—
Cash collateral segregated for TBA securities (Note A)	—	—
Dividends and interest receivable	9,483,860	2,728,148
Receivable for securities sold	6,502,910	7,971,938
Receivable from Management—net (Note B)	—	—
Receivable for Fund shares sold	1,037,895	380,092
Receivable for accumulated variation margin on centrally cleared swap contracts(d)(e) (Note A)	—	—
Receivable for bond forward contracts (Note A)	—	—
Receivable for forward foreign currency contracts (Note A)	—	—
Over-the-counter swap contracts, at value (Note A)	—	—
Receivable for unfunded loan commitments (Note A)	—	4,686
Prepaid expenses and other assets	85,515	61,367
Total Assets	1,226,685,117	481,502,976
Liabilities
Over-the-counter swap contracts, at value (Note A)	—	—
Cash collateral segregated for over-the-counter derivatives due to broker (Note A)	—	—
Payable to investment manager—net (Notes A& B)	178,514	151,199
Payable for securities purchased	17,194,126	15,770,816
Payable for Fund shares redeemed	1,237,693	623,684
Payable for accumulated variation margin on futures contracts (Note A)	1,276,925	—
Payable for bond forward contracts (Note A)	—	—
Payable for forward foreign currency contracts (Note A)	—	—
Payable to administrator—net (Note B)	117,161	18,656
Payable to trustees	3,608	4,077
Payable for audit fees	27,584	29,280
Payable for legal fees	37,156	36,256
Distributions payable	244,624	27,249
Other accrued expenses and payables	64,737	85,149
Total Liabilities	20,382,128	16,746,366
Commitments and Contingencies (Note A)
Net Assets	$1,206,302,989	$464,756,610

Net Assets consist of:
Paid-in capital	$1,318,498,641	$528,296,175
Total distributable earnings/(losses)	(112,195,652)	(63,539,565)
Net Assets	$1,206,302,989	$464,756,610
Net Assets
Investor Class	$12,535,881	$—
Trust Class	—	—
Institutional Class	932,378,421	445,739,736
Class A	28,966,680	13,575,931
Class C	3,689,999	5,440,943
Class R3	—	—
Class R6	228,732,008	—
Class E	—	—

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2026

$446,903,757	$66,905,764	$77,917,874	$201,441,982	$9,396,667,954
—	—	—	—	5,024
446,903,757	66,905,764	77,917,874	201,441,982	9,396,672,978
—	77,736	96,594	63,767	3,437,090
12	—	—	—	65,459,072
—	—	—	—	24,505,682
—	—	—	—	16,784,449
—	—	—	—	6,540,000
—	—	—	—	3,252,000
7,131,160	956,204	876,673	2,447,088	76,013,518
1,032,858	10,000	—	296,910	47,747,566
—	23,369	20,047	2,153	—
82,386	67	5,735	46,023	7,453,194
—	—	—	—	4,045,531
—	—	—	—	174,646
—	—	—	—	2,729,335
—	—	—	—	564,862
—	—	—	—	—
103,186	30,008	36,501	56,592	283,994
455,253,359	68,003,148	78,953,424	204,354,515	9,655,663,917

—	—	—	—	735,475
—	—	—	—	814,000
169,966	22,225	15,981	22,963	2,643,804
6,105,345	—	828,597	3,226,069	1,510,233,244
238,969	363,525	93,488	518,925	14,474,767
—	—	—	—	6,483,498
—	—	—	—	114,684
—	—	—	—	12,068,956
53,989	—	—	—	1,052,754
4,056	4,399	4,390	4,308	3,941
30,673	26,439	25,524	27,566	39,523
36,319	36,765	36,352	36,722	40,082
346,257	5,708	22,547	56,292	3,263,049
81,640	18,783	28,945	28,553	231,106
7,067,214	477,844	1,055,824	3,921,398	1,552,198,883

$448,186,145	$67,525,304	$77,897,600	$200,433,117	$8,103,465,034

$748,855,725	$83,734,149	$82,612,546	$208,980,948	$8,338,350,918
(300,669,580)	(16,208,845)	(4,714,946)	(8,547,831)	(234,885,884)
$448,186,145	$67,525,304	$77,897,600	$200,433,117	$8,103,465,034

$50,262,109	$—	$—	$7,499,892	$—
—	—	—	—	10,736,932
241,173,710	66,544,667	77,784,977	188,849,266	6,880,910,619
13,027,251	917,057	75,704	2,871,402	226,989,216
1,851,380	63,580	36,919	1,212,557	73,324,994
1,222,236	—	—	—	—
117,246,140	—	—	—	911,503,273
23,403,319	—	—	—	—

Statements of Assets and Liabilities (Unaudited) (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	April 30, 2026	April 30, 2026
Shares Outstanding ($.001 par value; unlimited shares authorized)
Investor Class	1,426,137	—
Trust Class	—	—
Institutional Class	105,859,911	48,299,276
Class A	3,299,845	1,470,673
Class C	419,827	589,725
Class R3	—	—
Class R6	25,955,281	—
Class E	—	—
Net Asset Value, offering and redemption price per share
Investor Class	$8.79	$—
Trust Class	—	—
Institutional Class	8.81	9.23
Class R3	—	—
Class R6	8.81	—
Class E	—	—
Net Asset Value and redemption price per share
Class A	$8.78	$9.23
Offering Price per share
Class A‡	$9.17	$9.64
Net Asset Value and offering price per share
Class C^	$8.79	$9.23
*Cost of Investments:
(a) Unaffiliated issuers	$1,223,134,005	$479,798,203
(b) Affiliated issuers	$—	$—
Total cost of investments	$1,223,134,005	$479,798,203
(c) Total cost of foreign currency	$20,824	$—
(d) Unamortized upfront receipts on centrally cleared swap contracts	$—	$—
(e) Unamortized upfront payments on centrally cleared swap contracts	$—	$—

‡	On single retail sales of less than $50,000. On sales of $50,000 or more or in certain other circumstances described in the Fund's prospectus, offering price is reduced.
^	Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2026	April 30, 2026

6,566,846	—	—	676,079	—
—	—	—	—	1,064,539
31,476,801	7,094,580	4,789,136	17,038,861	682,059,837
1,701,960	97,813	4,659	259,258	22,476,934
241,448	6,773	2,272	109,449	7,268,218
159,556	—	—	—	—
15,282,336	—	—	—	90,430,282
3,052,686	—	—	—	—

$7.65	$—	$—	$11.09	$—
—	—	—	—	10.09
7.66	9.38	16.24	11.08	10.09
7.66	—	—	—	—
7.67	—	—	—	10.08
7.67	—	—	—	—

$7.65	$9.38	$16.25	$11.08	$10.10

$7.99	$9.80	$16.97	$11.57	$10.55

$7.67	$9.39	$16.25	$11.08	$10.09

$441,394,637	$69,965,394	$78,886,762	$203,381,548	$9,431,527,049
$—	$—	$—	$—	$163,714
$441,394,637	$69,965,394	$78,886,762	$203,381,548	$9,431,690,763
$12	$—	$—	$—	$65,036,848
$—	$—	$—	$—	$(3,615,834)
$—	$—	$—	$—	$7,868,425

Statements of Operations (Unaudited)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
Investment Income:
Income (Note A):
Dividend income—unaffiliated issuers	$—	$—
Dividend income—affiliated issuers (Note F)	—	—
Interest income—unaffiliated issuers	28,803,267	17,382,402
Other income	—	39,694
Foreign taxes withheld	—	—
Total income	$28,803,267	$17,422,096
Expenses:
Investment management fees (Note B)	1,046,961	964,448
Administration fees (Note B):
Investor Class	16,529	—
Trust Class	—	—
Institutional Class	686,219	346,690
Class A	39,368	19,459
Class C	4,865	7,500
Class R3	—	—
Class R6	50,831	—
Distribution fees (Note B):
Investor Class	15,305	—
Trust Class	—	—
Class A	36,452	18,018
Class C	18,019	27,777
Class R3	—	—
Shareholder servicing agent fees:
Investor Class	7,067	—
Trust Class	—	—
Institutional Class	2,629	1,385
Class A	394	2,752
Class C	196	279
Class R3	—	—
Class R6	687	—
Class E	—	—
Audit fees	26,594	28,290
Custodian and accounting fees	94,153	174,915
Insurance	15,590	7,452
Legal fees	36,751	35,851
Registration and filing fees	108,572	51,059
Repayment to Management of expenses previously assumed by Management (Note B)	2,752	—
Shareholder reports	23,718	11,869
Trustees' fees and expenses	30,981	30,899
Interest	—	—
Miscellaneous and other fees (Note A)	24,780	13,539
Total expenses	2,289,413	1,742,182

Expenses reimbursed by Management (Note B)	(63,391)	(231,398)
Fees waived (Notes A & B)	—	—
Total net expenses	2,226,022	1,510,784
Net investment income/(loss)	$26,577,245	$15,911,312

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026

$—	$—	$—	$—	$6,596,624
—	—	—	—	488,206
17,658,733	1,542,152	1,371,649	3,236,259	214,671,478
23,257	—	—	—	1,084
—	—	—	—	(316,760)
$17,681,990	$1,542,152	$1,371,649	$3,236,259	$221,440,632

1,184,669	134,482	97,846	135,342	15,353,169

68,622	—	—	10,269	—
—	—	—	—	21,543
204,398	49,684	58,623	136,162	4,908,202
18,236	1,245	103	3,898	286,168
2,448	99	49	1,759	95,840
1,602	—	—	—	—
32,674	—	—	—	209,644

—	—	—	—	—
—	—	—	—	5,386
16,885	1,153	95	3,609	264,970
9,066	365	183	6,516	354,965
2,966	—	—	—	—

10,356	—	—	4,155	—
—	—	—	—	1,658
2,495	132	11,882	1,402	8,655
1,822	348	158	1,184	2,709
314	128	115	1,134	1,160
130	—	—	—	—
696	—	—	—	3,251
57	—	—	—	—
28,893	24,679	24,534	25,786	37,744
57,514	23,398	22,702	29,213	446,847
9,113	919	1,129	2,819	92,219
35,467	38,661	38,572	38,754	38,137
66,840	34,248	34,075	42,307	378,507
—	—	—	—	22,907
27,617	3,646	5,114	5,755	128,721
30,906	30,838	30,840	30,854	36,645
—	121	743	255	—
17,251	5,171	4,988	7,316	129,780
1,831,037	349,317	331,751	488,489	22,828,827

(1,245)	(178,189)	(161,484)	(177,836)	(6,269)
(55,402)	(245)	(47)	—	(19,872)
1,774,390	170,883	170,220	310,653	22,802,686
$15,907,600	$1,371,269	$1,201,429	$2,925,606	$198,637,946

Statements of Operations (Unaudited) (cont’d)

Neuberger Berman Income Funds

	Core Bond Fund	Floating Rate Income Fund
	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026
Realized and Unrealized Gain/(Loss) on Investments (Note A):
Net realized gain/(loss) on:
Transactions in investment securities of unaffiliated issuers	1,139,960	(897,785)
Transactions in investment securities of affiliated issuers	—	—
Settlement of bond forward contracts	—	—
Settlement of forward foreign currency contracts	—	—
Settlement of foreign currency transactions	—	—
Expiration or closing of futures contracts	53,520	—
Expiration or closing of swap contracts	—	—
Change in net unrealized appreciation/(depreciation) in value of:
Investment securities of unaffiliated issuers	(20,914,681)	(4,812,245)
Investment securities of affiliated issuers	—	—
Unfunded commitments	—	(1,999)
Forward foreign currency contracts	—	—
Bond forward contracts	—	—
Foreign currency translations	2,039	—
Futures contracts	(1,152,321)	—
Swap contracts	—	—
Net gain/(loss) on investments	(20,871,483)	(5,712,029)
Net increase/(decrease) in net assets resulting from operations	$5,705,762	$10,199,283

*	Net of foreign capital gains tax of $27,515 for Strategic Income.
**	Change in accrued foreign capital gains tax amounted to $41,396 for Strategic Income.

See Notes to Financial Statements

High Income Bond Fund	Municipal High Income Fund	Municipal Impact Fund	Municipal Intermediate Bond Fund	Strategic Income Fund
For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026	For the Six Months Ended April 30, 2026

2,003,751	(33,315)	14,209	712,702	11,890,156 *
—	—	—	—	87,665
—	—	—	—	(374,959)
—	—	—	—	10,794,889
—	—	—	—	1,169,332
—	—	—	—	(12,830,813)
—	—	—	—	(3,650,354)

(6,690,289)	(87,685)	(315,071)	(833,092)	(92,458,220)**
—	—	—	—	(186,274)
—	—	—	—	—
—	—	—	—	(18,354,679)
—	—	—	—	215,375
—	—	—	—	1,583,893
—	—	—	—	(5,655,242)
—	—	—	—	(750,862)
(4,686,538)	(121,000)	(300,862)	(120,390)	(108,520,093)
$11,221,062	$1,250,269	$900,567	$2,805,216	$90,117,853

Statements of Changes in Net Assets

Neuberger Berman Income Funds

	Core Bond Fund		Floating Rate Income Fund
	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
	April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$26,577,245	$47,035,879	$15,911,312	$37,230,514
Net realized gain/(loss) on investments	1,193,480	(7,104,660)	(897,785)	(1,385,070)
Change in net unrealized appreciation/(depreciation) of investments	(22,064,963)	27,022,469	(4,814,244)	(4,207,780)
Net increase/(decrease) in net assets resulting from operations	5,705,762	66,953,688	10,199,283	31,637,664
Distributions to Shareholders From (Note A):
Distributable earnings:
Investor Class	(264,121)	(479,773)	—	—
Institutional Class	(21,542,898)	(38,815,941)	(15,304,977)	(35,804,341)
Class A	(628,040)	(1,126,153)	(450,457)	(1,043,932)
Class C	(64,119)	(129,891)	(152,778)	(380,646)
Class R3	—	—	—	—
Class R6	(4,863,636)	(7,853,824)	—	—
Class E	—	—	—	—
Tax return of capital:
Investor Class	—	—	—	—
Institutional Class	—	—	—	—
Class A	—	—	—	—
Class C	—	—	—	—
Total distributions to shareholders	(27,362,814)	(48,405,582)	(15,908,212)	(37,228,919)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Investor Class	1,366,990	1,550,152	—	—
Institutional Class	150,882,968	433,075,931	43,038,011	206,667,036
Class A	2,024,162	16,082,508	2,894,864	26,192,297
Class C	270,757	779,526	280,424	1,659,775
Class R3	—	—	—	—
Class R6	68,776,011	56,612,339	—	—
Class E	—	—	—	—
Proceeds from reinvestment of dividends and distributions:
Investor Class	252,660	437,896	—	—
Institutional Class	20,275,816	36,423,812	15,280,535	35,776,719
Class A	539,984	1,000,246	312,197	697,175
Class C	39,881	86,024	151,350	377,545
Class R3	—	—	—	—
Class R6	4,775,545	7,562,554	—	—
Class E	—	—	—	—
Payments for shares redeemed:
Investor Class	(649,352)	(1,250,770)	—	—
Institutional Class	(139,605,984)	(315,204,669)	(105,449,187)	(168,169,652)
Class A	(4,781,854)	(9,655,416)	(3,928,824)	(26,521,905)
Class C	(170,920)	(1,200,585)	(745,382)	(1,754,891)
Class R3	—	—	—	—
Class R6	(15,265,884)	(27,834,785)	—	—
Class E	—	—	—	—
Net increase/(decrease) from Fund share transactions	88,730,780	198,464,763	(48,166,012)	74,924,099
Net Increase/(Decrease) in Net Assets	67,073,728	217,012,869	(53,874,941)	69,332,844
Net Assets:
Beginning of period	1,139,229,261	922,216,392	518,631,551	449,298,707
End of period	$1,206,302,989	$1,139,229,261	$464,756,610	$518,631,551

See Notes to Financial Statements

High Income Bond Fund		Municipal High Income Fund		Municipal Impact Fund		Municipal Intermediate Bond Fund
Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended	Six Months Ended	Fiscal Year Ended
April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025	April 30, 2026 (Unaudited)	October 31, 2025

$15,907,600	$40,573,203	$1,371,269	$2,467,757	$1,201,429	$2,185,728	$2,925,606	$5,545,842
2,003,751	6,098,554	(33,315)	(2,257,489)	14,209	(677,171)	712,702	(1,446,630)
(6,690,289)	(44,857)	(87,685)	2,070,290	(315,071)	1,307,840	(833,092)	4,013,993
11,221,062	46,626,900	1,250,269	2,280,558	900,567	2,816,397	2,805,216	8,113,205

(1,599,568)	(3,524,301)	—	—	—	—	(111,642)	(227,681)
(8,776,275)	(25,642,201)	(1,610,847)	(2,436,969)	(1,219,818)	(2,202,077)	(2,805,265)	(5,208,379)
(409,201)	(836,245)	(20,572)	(36,108)	(1,060)	(2,774)	(39,171)	(84,402)
(48,282)	(106,702)	(1,429)	(2,287)	(399)	(652)	(12,762)	(23,865)
(34,573)	(90,064)	—	—	—	—	—	—
(4,279,632)	(8,824,583)	—	—	—	—	—	—
(816,965)	(1,666,922)	—	—	—	—	—	—

—	—	—	—	—	—	—	(3,436)
—	—	—	—	—	—	—	(74,656)
—	—	—	—	—	—	—	(1,383)
—	—	—	—	—	—	—	(551)
(15,964,496)	(40,691,018)	(1,632,848)	(2,475,364)	(1,221,277)	(2,205,503)	(2,968,840)	(5,624,353)

866,980	1,929,524	—	—	—	—	63,856	39,719
6,909,584	62,206,926	7,785,597	15,540,538	5,531,907	14,823,798	21,564,927	26,922,990
7,317,436	14,731,988	105,153	304,269	201	11,286	461,987	1,364,298
163,331	67,121	—	—	—	—	18,588	287,612
37,175	438,116	—	—	—	—	—	—
6,954,879	27,646,845	—	—	—	—	—	—
1,332,097	4,025,235	—	—	—	—	—	—

1,512,722	3,347,095	—	—	—	—	87,478	182,970
6,890,854	21,514,264	1,601,264	2,421,296	1,089,246	1,956,826	2,552,508	4,778,850
316,534	624,540	12,959	23,890	717	2,007	17,340	43,481
41,924	97,067	911	1,611	139	224	3,815	8,778
34,573	90,045	—	—	—	—	—	—
4,186,330	8,600,354	—	—	—	—	—	—
816,965	1,666,922	—	—	—	—	—	—

(4,447,594)	(7,838,604)	—	—	—	—	(440,173)	(1,251,180)
(107,194,261)	(162,810,619)	(7,227,130)	(16,279,775)	(8,165,065)	(11,985,541)	(13,350,605)	(33,583,442)
(7,315,797)	(15,435,832)	(178,904)	(144,716)	(6,799)	(45,095)	(574,698)	(1,844,079)
(184,926)	(319,871)	(10,756)	(15,394)	—	—	(205,843)	(77,515)
(12,193)	(960,613)	—	—	—	—	—	—
(26,524,380)	(26,402,343)	—	—	—	—	—	—
(1,549,631)	(4,717,483)	—	—	—	—	—	—
(109,847,398)	(71,499,323)	2,089,094	1,851,719	(1,549,654)	4,763,505	10,199,180	(3,127,518)
(114,590,832)	(65,563,441)	1,706,515	1,656,913	(1,870,364)	5,374,399	10,035,556	(638,666)

562,776,977	628,340,418	65,818,789	64,161,876	79,767,964	74,393,565	190,397,561	191,036,227
$448,186,145	$562,776,977	$67,525,304	$65,818,789	$77,897,600	$79,767,964	$200,433,117	$190,397,561

Statements of Changes in Net Assets (cont’d)

Neuberger Berman Income Funds

	Strategic Income Fund
	Six Months Ended	Fiscal Year Ended
	April 30, 2026 (Unaudited)	October 31, 2025
Increase/(Decrease) in Net Assets:
From Operations (Note A):
Net investment income/(loss)	$198,637,946	$318,459,876
Net realized gain/(loss) on investments	7,085,916	96,048,804
Change in net unrealized appreciation/(depreciation) of investments	(115,606,009)	130,579,357
Net increase/(decrease) in net assets resulting from operations	90,117,853	545,088,037
Distributions to Shareholders From (Note A):
Distributable earnings:
Trust Class	(282,167)	(420,902)
Institutional Class	(183,095,388)	(287,432,163)
Class A	(5,536,899)	(8,747,025)
Class C	(1,592,449)	(2,757,598)
Class R6	(23,847,668)	(38,398,774)
Total distributions to shareholders	(214,354,571)	(337,756,462)
From Fund Share Transactions (Note D):
Proceeds from shares sold:
Trust Class	1,652,115	3,222,052
Institutional Class	1,421,094,086	2,444,416,444
Class A	72,622,772	85,296,390
Class C	11,861,431	19,907,559
Class R6	178,109,456	178,617,821
Proceeds from reinvestment of dividends and distributions:
Trust Class	274,999	407,720
Institutional Class	164,940,067	256,110,260
Class A	4,704,788	7,254,975
Class C	1,456,985	2,520,410
Class R6	23,738,316	38,214,093
Payments for shares redeemed:
Trust Class	(1,699,970)	(2,700,917)
Institutional Class	(788,962,786)	(1,188,509,064)
Class A	(45,638,105)	(69,976,366)
Class C	(6,967,199)	(15,975,247)
Class R6	(49,374,935)	(72,112,853)
Net increase/(decrease) from Fund share transactions	987,812,020	1,686,693,277
Net Increase/(Decrease) in Net Assets	863,575,302	1,894,024,852
Net Assets:
Beginning of period	7,239,889,732	5,345,864,880
End of period	$8,103,465,034	$7,239,889,732

See Notes to Financial Statements

Notes to Financial Statements Income Funds (Unaudited)
Note A—Summary of Significant Accounting Policies:
1
General: Neuberger Berman Income Funds (the "Trust") is a Delaware statutory trust organized pursuant to an Amended and Restated Trust Instrument dated March 27, 2014. The Trust is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), and its shares are registered under the Securities Act of 1933, as amended. Each of Neuberger Core Bond Fund ("Core Bond"), Neuberger Floating Rate Income Fund ("Floating Rate Income"), Neuberger High Income Bond Fund ("High Income"), Neuberger Municipal High Income Fund ("Municipal High Income"), Neuberger Municipal Impact Fund ("Municipal Impact"), Neuberger Municipal Intermediate Bond Fund ("Municipal Intermediate Bond") and Neuberger Strategic Income Fund ("Strategic Income") (each individually a "Fund," and collectively, the "Funds") is a separate operating series of the Trust. Each Fund is diversified. Three Funds offer Investor Class shares, one offers Trust Class shares, seven offer Institutional Class shares, seven offer Class A shares, seven offer Class C shares, one offers Class R3 shares, three offer Class R6 shares and one offers Class E shares. The Trust's Board of Trustees (the "Board") may establish additional series or classes of shares without the approval of shareholders. Prior to February 28, 2026, each Fund included "Neuberger Berman" in place of "Neuberger" in its name.

A balance indicated with a "—", reflects either a zero balance or a balance that rounds to less than 1.
The assets of each Fund belong only to that Fund, and the liabilities of each Fund are borne solely by that Fund and no other series of the Trust.
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 "Financial Services—Investment Companies."
The preparation of financial statements in accordance with U.S. generally accepted accounting principles ("GAAP") requires Management to make estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates.
2
Portfolio valuation: In accordance with ASC 820 "Fair Value Measurement" ("ASC 820"), all investments held by each of the Funds are carried at the value that Management believes a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under current market conditions. Various inputs, including the volume and level of activity for the asset or liability in the market, are considered in valuing the Funds' investments, some of which are discussed below. At times, Management may need to apply significant judgment to value investments in accordance with ASC 820.

ASC 820 established a three-tier hierarchy of inputs to create a classification of value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.
•
Level 1 – unadjusted quoted prices in active markets for identical investments

•
Level 2 – other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, amortized cost, etc.)

•
Level 3 – unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing an investment are not necessarily an indication of the risk associated with investing in those securities.
The value of the Funds’ investments in equity securities, preferred stocks, closed-end funds and exchange-traded funds ("ETFs"), for which market quotations are readily available, is generally determined by Management by obtaining valuations from independent pricing services based on the latest sale price quoted on a principal exchange or market for that security (Level 1 inputs). Securities traded primarily on the NASDAQ Stock Market are normally valued at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern Time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. If there is no sale of a security on a particular day, the independent pricing services may value the security based on market quotations.
The value of the Funds' investments in debt securities is determined by Management primarily by obtaining valuations from independent pricing services based on bid quotations, or if quotations are not available, by methods that include various considerations based on security type (generally Level 2 inputs). In addition to the consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions, the following is a description of other Level 2 inputs and related valuation techniques used by independent pricing services to value certain types of debt securities held by the Funds:
Corporate Bonds. Inputs used to value corporate debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and other market information, which may include benchmark yield curves, reported trades, broker-dealer quotes, issuer spreads, comparable securities, and reference data, such as market research publications, when available ("Other Market Information").
U.S. Treasury Obligations. Inputs used to value U.S. Treasury securities generally include quotes from several inter-dealer brokers and Other Market Information.
U.S. Government Agency Securities. Inputs used to value U.S. Government Agency securities generally include obtaining benchmark quotes and Other Market Information.
Collateralized Loan Obligations (CLOs). The value of collateralized loan obligations is primarily determined by cash flow data, relevant loan pricing data and market color, and research from market participants and trading desks (Level 2 or 3 inputs).
Asset-Backed Securities and Mortgage-Backed Securities. Inputs used to value asset-backed securities and mortgage-backed securities generally include models that consider a number of factors, which may include the following: prepayment speeds, cash flows, spread adjustments and Other Market Information.
High Yield Securities. Inputs used to value high yield securities generally include a number of observations of equity and credit default swap curves related to the issuer and Other Market Information.
Municipal Debt Securities. Inputs used to value municipal debt securities include current trades, bid-wanted lists (which informs the market that a holder is interested in selling a position and that offers will be considered), offerings, general information on market movement, direction, trends, and specific data on specialty issues.
Emerging Markets Debt and Foreign Government Securities. Inputs used to value emerging markets debt and foreign government securities generally include dealer quotes, bond market activity, discounted cash flow models, and other relevant information such as credit spreads, benchmark curves and Other Market Information.
Distressed Debt. Inputs used to value distressed debt securities generally include relevant credit information, observed market movements, sector news, U.S. Treasury yield curve or relevant benchmark curve, and Other Market Information. For distressed or defaulted securities, inputs may also include dealer quotes, recent trades, broker-dealer indications, comparable securities, and reference data such as market research publications, when available (Level 2 inputs). In the absence of sufficient observable market data, discounted cash flow models may be employed, incorporating assumptions regarding default probabilities, recovery rates, and restructuring or liquidation values (Level 3 inputs).
Private Placement Debt. Inputs used to value private placement debt securities include spreads derived from private placement new issues, secondary trades, public bond comparables, internal matrices, and qualitative factors. Adjustments are made for credit quality, maturity, structure, and liquidity premiums. For investment-grade private placements, observable market inputs such as Treasury curves and comparable credit spreads are primarily utilized (Level 2 inputs). Where significant unobservable inputs are applied -such as internal matrices or qualitative adjustments -valuations are classified as Level 3. Index-based proxies may also be used for daily indications of valuation. Adjustments based on observable indices, such as the Markit CDX North America Investment Grade Index, are considered Level 2 inputs, while proxies combined with significant unobservable assumptions are classified as Level 3.
The value of credit linked notes is determined by obtaining a valuation from a calculation agent and is primarily based on the underlying reference security (Level 2 inputs).
The value of loan assignments is determined by Management primarily by obtaining valuations from independent pricing services based on broker quotes (generally Level 2 or Level 3 inputs depending on the number of quotes available).
The value of futures contracts is determined by Management by obtaining valuations from independent pricing services at the settlement price at the market close (Level 1 inputs).
The value of bond forward contracts ("bond forwards") is determined by Management by obtaining valuations from independent pricing services using a model that considers the current price of the underlying bond and the forward curve (Level 2 inputs).
The value of interest rate swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying rates including the local overnight index swap rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying yield curve and reference rate (Level 2 inputs).
The value of credit default swaps is determined by Management by obtaining valuations from independent pricing services using a model that considers a number of factors, which may include default probabilities, credit curves, recovery rates and cash flows (Level 2 inputs).
The value of inflation swaps is determined by Management primarily by obtaining valuations from independent pricing services based on references to the underlying inflation rates including forward inflation expectation rate and the respective interbank offered forward rate to produce the daily price. The present value is calculated based off of expected cash flows based on swap parameters along with reference to the underlying forward inflation curve and reference rate (Level 2 inputs).
The value of forward foreign currency contracts ("forward FX contracts") is determined by Management by obtaining valuations from independent pricing services based on actual traded currency rates on independent pricing services’ networks, along with other traded and quoted currency rates provided to the pricing services by leading market participants (Level 2 inputs).
The value of total return swaps is determined by Management by obtaining valuations from independent pricing services using the underlying asset and stated benchmark interest rate (Level 2 inputs).
Management has developed a process to periodically review information provided by independent pricing services for all types of securities.

Investments in non-exchange traded investment companies are valued using the respective fund’s daily calculated net asset value ("NAV") per share (Level 2 inputs), when available.
If a valuation is not available from an independent pricing service, or if Management has reason to believe that the valuation received does not represent the amount a Fund might reasonably expect to receive on a current sale in an orderly transaction, Management seeks to obtain quotations from brokers or dealers (generally considered Level 2 or Level 3 inputs depending on the number of quotes available). If such quotations are not available, the security is valued using methods Management has approved in the good-faith belief that the resulting valuation will reflect the fair value of the security. Pursuant to Rule 2a-5 under the 1940 Act, the Board designated Management as the Funds' valuation designee. As the Funds' valuation designee, Management is responsible for determining fair value in good faith for all Fund investments. Inputs and assumptions considered in determining fair value of a security based on Level 2 or Level 3 inputs may include, but are not limited to, the type of security; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers or pricing services; information obtained from the issuer and analysts; an analysis of the company’s or issuer’s financial statements; an evaluation of the inputs that influence the issuer and the market(s) in which the security is purchased and sold.
The value of the Funds’ investments in foreign securities is generally determined using the same valuation methods and inputs as other Fund investments, as discussed above. Foreign security prices expressed in local currency values are normally translated from the local currency into U.S. dollars using the exchange rates as of 4:00 p.m., Eastern Time on days the New York Stock Exchange ("NYSE") is open for business. Management has approved the use of ICE Data Services ("ICE") to evaluate the prices of foreign debt securities as of the time at which a Fund’s share price is calculated. ICE utilizes benchmark spread and yield curves and evaluates available market activity from the local close to the time as of which a Fund’s share price is calculated (Level 2 inputs) to assist in determining prices for certain foreign debt securities. In the absence of precise information about the market values of these foreign securities as of the time at which a Fund’s share price is calculated, Management has determined on the basis of available data that prices adjusted or evaluated in this way are likely to be closer to the prices a Fund could realize on a current sale than the prices of those securities established at the close of the foreign markets in which the securities primarily trade.
Fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security is next quoted or traded.
3
Foreign currency translations: Core Bond, Floating Rate Income, High Income and Strategic Income may invest in foreign securities denominated in foreign currencies. The accounting records of the Funds are maintained in U.S. dollars. Foreign currency amounts are normally translated into U.S. dollars using the exchange rate as of 4:00 p.m. Eastern Time, on days the NYSE is open for business, to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses, are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions. Net unrealized foreign currency gain/(loss), if any, arises from changes in the value of assets and liabilities, other than investments in securities, as a result of changes in exchange rates and is stated separately in the Statements of Operations.

4
Securities transactions and investment income: Securities transactions are recorded on trade date for financial reporting purposes. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as a Fund becomes aware of the dividends. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions, if any, are recorded on the basis of identified cost and stated separately in the

Statements of Operations. Included in net realized gain/(loss) on investments are proceeds from the settlement of class action litigation(s) in which certain of the Funds participated as a class member. The amounts of such proceeds for the six months ended April 30, 2026, were as follows:
High Income	$60,995
Strategic Income	5,378
5
Income tax information: Each Fund is treated as a separate entity for U.S. federal income tax purposes. It is the policy of each Fund to continue to qualify for treatment as a regulated investment company ("RIC") by complying with the requirements of the U.S. Internal Revenue Code applicable to RICs and to distribute substantially all of its net investment income and net realized capital gains to its shareholders. To the extent a Fund distributes substantially all of its net investment income and net realized capital gains to shareholders, no federal income or excise tax provision is required.

ASC 740 "Income Taxes" sets forth a minimum threshold for financial statement recognition of a tax position taken, or expected to be taken, in a tax return. The Funds recognize interest and penalties, if any, related to unrecognized tax positions as an income tax expense in the Statements of Operations. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the tax years for which the applicable statutes of limitations have not yet expired. Management has analyzed each Fund's tax positions taken or expected to be taken on federal and state income tax returns for all open tax years (the current and the prior three tax years) and has concluded that no provision for income tax is required in the Funds' financial statements.
For federal income tax purposes, the estimated cost and unrealized appreciation/(depreciation) in value of investments held at April 30, 2026 were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Core Bond	$1,223,588,025	$9,240,369	$28,596,524	$(19,356,155)
Floating Rate Income	449,907,977	3,037,013	12,587,697	(9,550,684)
High Income	442,566,422	9,149,089	4,811,754	4,337,335
Municipal High Income	69,992,963	1,228,609	4,315,808	(3,087,199)
Municipal Impact	78,889,275	531,508	1,502,909	(971,401)
Municipal Intermediate Bond	203,381,548	1,355,995	3,295,561	(1,939,566)
Strategic Income	9,439,681,506	97,780,538	158,364,476	(60,583,938)
Income distributions and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities held by each Fund, timing differences and differing characterization of distributions made by each Fund. The Funds may also utilize earnings and profits distributed to shareholders on redemption of their shares as a part of the dividends-paid deduction for income tax purposes.

Any permanent differences resulting from different book and tax treatment are reclassified at year-end and have no impact on net income, NAV or NAV per share of the Funds. For the year ended October 31, 2025, the Funds recorded permanent reclassifications primarily related to prior year true up adjustments and taxable overdistribution. For the year ended October 31, 2025, the Funds recorded the following permanent reclassifications:

	Paid-in Capital	Total Distributable Earnings/(Losses)
Core Bond	$—	$—
Floating Rate Income	(16,212)	16,212
High Income	(8,279)	8,279
Municipal High Income	—	—
Municipal Impact	(8,850)	8,850
Municipal Intermediate Bond	—	—
Strategic Income	—	—
The tax character of distributions paid during the years ended October 31, 2025, and October 31, 2024, was as follows:

	Distributions Paid From:
	Ordinary Income		Tax-Exempt Income		Long-Term Capital Gain		Return of Capital		Total
	2025	2024	2025	2024	2025	2024	2025	2024	2025	2024
Core Bond	$48,405,582	$34,422,933	$—	$—	$—	$—	$—	$—	$48,405,582	$34,422,933
Floating Rate Income	37,228,919	38,626,230	—	—	—	—	—	—	37,228,919	38,626,230
High Income	40,691,018	46,588,244	—	—	—	—	—	20,623	40,691,018	46,608,867
Municipal High Income	25,966	29,478	2,449,398	2,408,404	—	—	—	—	2,475,364	2,437,882
Municipal Impact	7,780	10,001	2,197,723	1,971,819	—	—	—	—	2,205,503	1,981,820
Municipal Intermediate Bond	1,506	1,616	5,542,821	5,019,903	—	—	80,026	120,806	5,624,353	5,142,325
Strategic Income	337,756,462	229,833,162	—	—	—	—	—	—	337,756,462	229,833,162

As of October 31, 2025, the components of distributable earnings (accumulated losses) on a U.S. federal income tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Undistributed Long-Term Capital Gain	Unrealized Appreciation/ (Depreciation)	Loss Carryforwards and Deferrals	Other Temporary Differences	Total
Core Bond	$2,215,154	$—	$—	$2,815,183	$(95,321,556)	$(247,381)	$(90,538,600)
Floating Rate Income	—	—	—	(4,731,753)	(53,069,109)	(29,774)	(57,830,636)
High Income	—	—	—	11,027,624	(306,558,603)	(395,167)	(295,926,146)
Municipal High Income	—	468,259	—	(2,999,514)	(13,286,118)	(8,893)	(15,826,266)
Municipal Impact	—	—	—	(656,330)	(3,717,358)	(20,548)	(4,394,236)
Municipal Intermediate Bond	—	—	—	(1,106,473)	(7,228,654)	(49,080)	(8,384,207)
Strategic Income	14,414,477	—	—	49,254,482	(171,349,775)	(2,968,350)	(110,649,166)
The temporary differences between book basis and tax basis distributable earnings are primarily due to: losses disallowed and/or recognized on wash sales and straddles, timing differences of fund level distributions, mark-to-market adjustments on swaps, futures, forward FX contracts and options, amortization of bond premium, defaulted bond adjustments, amortization of organizational expenses, tax adjustments related to swap contracts.
To the extent each Fund’s net realized capital gains, if any, can be offset by capital loss carryforwards, it is the policy of each Fund not to distribute such gains. Capital loss carryforward rules allow for RICs to carry forward capital losses indefinitely and to retain the character of capital loss carryforwards as short-term or long-term. As determined at October 31, 2025, the following Funds had unused capital loss carryforwards available for federal income tax purposes to offset future net realized capital gains, if any, as follows:

	Capital Loss Carryforwards
	Long-Term	Short-Term
Core Bond	$61,120,000	$32,705,594
Floating Rate Income	39,193,383	13,875,726
High Income	234,819,460	71,739,143
Municipal High Income	9,856,471	3,429,647
Municipal Impact	3,623,136	94,222
Municipal Intermediate Bond	6,077,129	1,151,525
Strategic Income	169,020,599	—
During the year ended October 31, 2025, High Income and Strategic Income utilized capital loss carryforwards of $4,596,550 and $61,303,228, respectively.
6
Foreign taxes: Foreign taxes withheld, if any, represent amounts withheld by foreign tax authorities, net of refunds recoverable.

Foreign capital gains on certain foreign securities may be subject to foreign taxes, which are accrued as applicable. Strategic Income accrues capital gains tax on unrealized and realized gains for certain securities. For the six months ended April 30, 2026, Strategic Income had realized capital gains taxes of $27,515, which is reflected in the Statements of Operations.
As a result of several European Court of Justice ("ECJ") court cases in certain countries across the European Union ("EU"), certain of the Funds that invest in foreign securities may file tax reclaims for previously withheld taxes on dividends earned in those countries ("ECJ tax reclaims"). ECJ tax reclaims are subject to various administrative proceedings by the local jurisdictions’ tax authorities within the EU, as well as a number of related judicial proceedings. When any such ECJ tax reclaims are not "more likely than not" to be sustained after examination by tax authorities, then no amounts are included in the Statements of Assets and Liabilities. Income recognized for ECJ tax reclaims, if any, would be included in "Other Income" in the Statements of Operations and the cost to file these additional ECJ tax reclaims, if any, would be included in "Miscellaneous and other fees" in the Statements of Operations.
7
Distributions to shareholders: Each Fund earns income, net of expenses, daily on its investments. Ordinarily, distributions from net investment income are declared on each business day and paid monthly, and distributions from net realized capital gains, if any, are generally distributed once a year (usually in December). Distributions to shareholders are recorded on the ex-date.

8
Expense allocation: Certain expenses are applicable to multiple funds within a complex of related investment companies. Expenses directly attributable to a fund are charged to that fund. Expenses of the Trust that are not directly attributable to a particular series of the Trust (e.g., a Fund) are allocated among the series of the Trust, on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the series can otherwise be made fairly. Expenses borne by the complex of related investment companies, which includes open-end and closed-end investment companies for which NBIA serves as investment manager, that are not directly attributable to a particular investment company in the complex (e.g., the Trust) or series thereof are allocated among the investment companies in the complex or series thereof on the basis of relative net assets, except where a more appropriate allocation of expenses to each of the investment companies in the complex or series thereof can otherwise be made fairly. Each Fund’s expenses (other than those specific to each class) are allocated proportionally each day among its classes based upon the relative net assets of each class.
9
Investments in foreign securities: Investing in foreign securities may involve sovereign and other risks, in addition to the credit and market risks normally associated with domestic securities. These additional risks include the possibility of adverse political and economic developments (including political instability, nationalization, expropriation, or confiscatory taxation) and the potentially adverse effects of unavailability of public information regarding issuers, less governmental supervision and regulation of financial markets, reduced liquidity of certain financial markets, and the lack of uniform accounting, auditing, and financial reporting standards or the application of standards that are different or less stringent than those applied in the United States. Foreign securities also may experience greater price volatility, higher rates of inflation, and delays in settlement.

Currency exchange rates may fluctuate significantly over short periods of time and can be affected unpredictably by various factors, including investor perception and changes in interest rates; intervention, or failure to intervene, by U.S. or foreign governments, central banks, or supranational entities; or by currency controls or political developments in the U.S. or abroad.
Additional risks include exposure to less developed or less efficient trading markets; social, political, diplomatic, or economic instability; trade barriers and other protectionist trade policies (including those of the U.S.); imposition of economic sanctions against a particular country or countries, organizations, companies, entities and/or individuals; significant government involvement in an economy and/or market structure; fluctuations in foreign currencies or currency redenomination; potential for default on sovereign debt; nationalization or expropriation of assets; settlement, custodial or other operational risks; higher transaction costs; confiscatory withholding or other taxes; and less stringent auditing and accounting, corporate disclosure, governance, and legal standards. To the extent a foreign security is denominated in U.S. dollars, there is also the risk that a foreign government will not let U.S. dollar-denominated assets leave the country.
The governments of emerging market countries may be more unstable and more likely to impose capital controls, nationalize a company or industry, place restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, intervene in the financial markets, and/or impose burdensome taxes that could adversely affect security prices.
10
When-issued/delayed delivery securities: Each Fund may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time a Fund enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the NAV. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to a Fund until payment takes place. When-issued and delayed delivery transactions can have a leverage-like effect on a Fund, which can increase fluctuations in the Fund’s NAV. Certain risks may arise upon entering into when-issued or delayed delivery securities transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Each Fund may also enter into a TBA (To Be Announced) agreement and "roll over" such agreement prior to the settlement date by selling the obligation to purchase the pools set forth in the agreement and entering into a new TBA agreement for future delivery of pools of mortgage-backed securities. TBA mortgage-backed securities may increase prepayment risks because the underlying mortgages may be less favorable than anticipated by a Fund. Certain transactions will require a Fund or counterparty to post cash and/or securities as collateral for the net mark-to-market exposure to the other party.
11
Derivative instruments: Certain Funds' use of derivatives during the six months ended April 30, 2026, is described below. Please see the Schedule of Investments for each Fund's open positions in derivatives, if any, at April 30, 2026. The disclosure requirements of ASC 815 "Derivatives and Hedging" ("ASC 815") distinguish between derivatives that qualify for hedge accounting and those that do not. Because investment companies value their derivatives at fair value and recognize changes in fair value through the Statements of Operations, they do not qualify for hedge accounting. Accordingly, even though a Fund's investments in derivatives may represent economic hedges, they are considered non-hedge transactions for purposes of this disclosure.
Rule 18f-4 under the 1940 Act regulates the use of derivatives for certain funds registered under the 1940 Act ("Rule 18f-4"). Unless a Fund qualifies as a "limited derivatives user" as defined in Rule 18f-4, the Fund is subject to a comprehensive derivatives risk management program, is required to comply with certain value-at-risk based leverage limits and is required to provide additional disclosure both publicly and to the Securities and Exchange Commission ("SEC") regarding its derivatives positions. If a Fund qualifies as a limited derivatives user, Rule 18f-4 requires the Fund to have policies and procedures to manage its aggregate derivatives risk.
Futures contracts: During the six months ended April 30, 2026, Core Bond used futures to manage or adjust the risk profile and investment exposure of the Fund, including to adjust the duration and yield curve exposure of the Fund’s portfolio. During the six months ended April 30, 2026, Strategic Income used futures to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets, currencies or securities, to adjust the duration of the Fund’s portfolio and to enhance total return.
Futures contracts may include certain options on exchange-traded futures contracts. At the time a Fund enters into a futures contract, it is required to deposit with the futures commission merchant a specified amount of cash or liquid securities, known as "initial margin," which is a percentage of the value of the futures contract being traded that is set by the exchange upon which the futures contract is traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis, or as needed, as the market price of the futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by a Fund as unrealized gains or losses.
Although some futures by their terms call for actual delivery or acquisition of the underlying securities or currency, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching futures. When the contracts are closed or expire, a Fund recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market, possibly at a time of rapidly declining prices, and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities. Futures executed on regulated futures exchanges have minimal counterparty risk to a Fund because the exchange’s clearinghouse assumes the position of the counterparty in each transaction. Thus, a Fund is exposed to risk only in connection with the clearinghouse and not in connection with the original counterparty to the transaction.
For U.S. federal income tax purposes, the futures transactions undertaken by a Fund may cause the Fund to recognize gains or losses from marking contracts to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Fund. Also, a Fund’s losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Fund’s taxable income.
Bond forward contracts: During the six months ended April 30, 2026, Strategic Income used bond forward contracts to obtain economic exposure in the Fund to certain markets and securities. A bond forward is a contractual agreement between a Fund and another party to buy or sell an underlying asset at an agreed-upon future price and date. In a bond forward transaction, no cash premium is paid when the parties enter into the bond forward. If the transaction is collateralized, an exchange of margin collateral will take place according to an agreed-upon schedule. Otherwise, no asset of any kind changes hands until the bond forward matures (typically in 30 days) or is rolled over for another agreed-upon period. Generally, the value of the bond forward will change based on changes in the value of the underlying asset. Bond forwards are subject to market risk (the risk that the market value of the underlying bond may change), non-correlation risk (the risk that the market value of the bond forward might move independently of the market value of the underlying bond) and counterparty credit risk (the risk that a counterparty will be unable to meet its obligation under the contract). If there is no cash exchanged at the time a Fund enters into the bond forward, counterparty risk may be limited to the loss of any marked-to-market profit on the contract and any delays or limitations on the Fund’s ability to sell or otherwise use the investments posted as collateral for the bond forward.
Forward foreign currency contracts: During the six months ended April 30, 2026, Strategic Income used forward FX contracts to manage or adjust the risk profile for foreign currency exposures in the Fund, to obtain or reduce economic exposure, to establish net short or long positions for markets or securities and to enhance total return.
A forward FX contract is an agreement between two parties to buy or sell a specific currency for another at a set price on a future date, and is individually negotiated and privately traded by currency traders and their customers in the interbank market. The market value of a forward FX contract fluctuates with changes in forward currency exchange rates. Forward FX contracts are marked to market daily, and the change in value is recorded by a Fund as an unrealized gain or loss. At the consummation of a forward FX contract to purchase or sell currency, a Fund may either exchange the currencies specified at the maturity of the forward FX contract or enter into a closing transaction involving the purchase or sale of an offsetting forward FX contract. Closing transactions with respect to forward FX contracts are usually performed with the counterparty to the original forward FX contract. The gain or loss arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing a contract is included in "Net realized gain/(loss) on settlement of forward foreign currency contracts" in the Statements of Operations. These contracts may involve market risk in excess of the unrealized gain or loss reflected in a Fund’s Statement of Assets and Liabilities. In addition, a Fund could be exposed to risks associated with fluctuations in foreign currency and the risk the counterparty will fail to fulfill its obligation.
Credit default swap contracts: During the six months ended April 30, 2026, Strategic Income used credit default swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. When a Fund is the buyer of a credit default swap contract, it is entitled to receive the notional amount of the swap from the counterparty if a credit event occurs. In return, the Fund pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund would have spent the stream of payments and received no proceeds from the contract. When a Fund is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If a Fund is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Fund could be required to make (or the risk of loss) would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Fund for the same referenced obligation. As the seller, the Fund may add economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap. The net periodic payments paid or received on the swap contract are accrued daily as a component of unrealized appreciation/(depreciation) and are recorded as realized gain upon receipt or realized loss upon payment. The Fund also records an increase or decrease to unrealized appreciation/(depreciation) in an amount equal to the daily valuation of swaps. For over-the-counter ("OTC") credit default swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. For financial reporting purposes, unamortized upfront payments/(receipts), if any, are netted with unrealized appreciation or (depreciation) and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Interest rate/Inflation swap contracts: During the six months ended April 30, 2026, Strategic Income used interest rate swaps and inflation swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Under the terms of interest rate/inflation swaps, the Fund agrees to pay the swap counterparty a fixed-rate payment in exchange for the counterparty’s paying the Fund a variable-rate payment, or the Fund agrees to pay the swap counterparty a variable-rate payment in exchange for the counterparty’s paying the Fund a fixed-rate payment. The fixed-rate and variable-rate payment flows are paid by one party to the other on a periodic basis and netted against each other when applicable. There is no guarantee that these interest rate/inflation swap transactions will be successful in reducing or limiting risk.
Risks may arise if the counterparty to an interest rate/inflation swap contract fails to comply with the terms of its contract. The loss incurred due to the failure of a counterparty is generally limited to the net interest payment to be received by the Fund and/or the termination value at the end of the contract. Additionally, risks may arise if there is no liquid market for these agreements or from movements in interest rates unanticipated by Management.
Periodic expected interim net interest payments or receipts on the swaps are recorded as an adjustment to unrealized gains/losses, along with the fair value of the future periodic payment or receivable streams on the swaps. The unrealized gains/losses associated with the periodic interim net interest payments or receipts are reclassified to realized gains/losses in conjunction with the actual net payment or receipt of such amounts. For OTC interest rate/inflation swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty. The reclassifications do not impact the Fund’s total net assets or its total net increase (decrease) in net assets resulting from operations.
Centrally cleared swap contracts: Certain clearinghouses currently offer clearing for limited types of derivative transactions. In a cleared derivative transaction, a Fund typically enters into the transaction with a financial institution counterparty that is then cleared through a central clearinghouse. Upon acceptance of a swap by a central clearinghouse, the original swap is extinguished and replaced with a swap with the clearinghouse, thereby reducing or eliminating the Fund’s exposure to the credit risk of the original counterparty. A Fund typically will be required to post specified levels of both initial and variation margin with the clearinghouse or at the instruction of the clearinghouse. The daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the central clearing party. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation and net interest receivable or payable on swap contracts to determine the fair value of swaps.
Total return swap contracts: During the six months ended April 30, 2026, Strategic Income used total return swaps for economic hedging purposes, to manage or adjust the risk profile and investment exposure of the Fund or individual positions, to obtain or reduce exposure to certain markets, to establish net short or long positions for markets or securities and to enhance total return. Total return swaps involve commitments to pay fixed or floating rate interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the reference security or index underlying the total return swap exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment or make a payment to the counterparty, respectively. Certain risks may arise when entering into total return swap transactions, including counterparty default, liquidity or unfavorable changes in the value of the underlying reference security or index. The value of the swap is adjusted daily and the change in value, if any, is recorded as unrealized appreciation or (depreciation) in the Statements of Assets and Liabilities. Payments received or made at the end of each measurement period are recorded as realized gain or loss in the Statements of Operations. For OTC total return swaps, cash settlement in and out of the swaps may occur at a reset date or any other date, at the discretion of the Fund and the counterparty, over the life of the agreement, and is generally determined based on limits and thresholds established as part of an agreement between the Fund and the counterparty.
At April 30, 2026, the Funds listed below had the following derivatives (which did not qualify as hedging instruments under ASC 815), grouped by primary risk exposure:

	Asset Derivatives		Liability Derivatives
Fund	Statements of Assets and Liabilities Location	Value	Statements of Assets and Liabilities Location	Value
Core Bond
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	$3,888,206	Receivable/Payable for accumulated variation margin on futures contracts	$(5,165,131)
Strategic Income
Futures
Interest rate risk	Receivable/Payable for accumulated variation margin on futures contracts	3,717,661	Receivable/Payable for accumulated variation margin on futures contracts	(10,201,159)
Bond forwards
Interest rate risk	Receivable for bond forward contracts	174,646	Payable for bond forward contracts	(114,684)
Forward FX contracts
Currency risk	Receivable for forward foreign currency contracts	2,729,335	Payable for forward foreign currency contracts	(12,068,956)
Centrally cleared swaps
Interest rate risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	395,012	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(1,329,633)
Credit risk	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	8,533,267	Receivable/Payable for accumulated variation margin on centrally cleared swap contracts(a)	(3,553,115)
Total centrally cleared swaps		8,928,279		(4,882,748)
Over-the-counter swaps
Credit risk	Over-the-counter swap contracts, at value(a)	564,862	Over-the-counter swap contracts, at value(a)	(735,475)

(a)
"Centrally cleared swaps" and "over-the counter swaps" reflect the cumulative unrealized appreciation/(depreciation) of the centrally cleared swap and over-the-counter swap contracts plus accrued interest as of April 30, 2026.

The impact of the use of these derivative instruments on the Statements of Operations during the six months ended April 30, 2026, was as follows:

Fund	Net Realized Gain/ (Loss) on Derivatives(a)	Change in Net Unrealized Appreciation/ (Depreciation) on Derivatives(b)
Core Bond
Futures
Interest rate risk	$53,520	$(1,152,321)
Strategic Income
Futures
Interest rate risk	(12,830,813)	(5,655,242)
Forward FX contracts
Currency risk	10,794,889	(18,354,679)
Bond forwards
Interest rate risk	(374,959)	215,375
Swaps
Interest rate risk	2,336,635	(1,269,152)
Credit risk	(5,986,989)	518,290
Total swaps	(3,650,354)	(750,862)

(a)	Net realized gain/(loss) on derivatives is located in the Statements of Operations each under the caption, "Net realized gain/(loss) on:"

Futures	Expiration or closing of futures contracts
Forward FX contracts	Settlement of forward foreign currency contracts
Bond forwards	Settlement of bond forward contracts
Swaps	Expiration or closing of swap contracts

(b)	Change in net unrealized appreciation/(depreciation) is located in the Statements of Operations each under the caption, "Change in net unrealized appreciation/(depreciation) in value of:"

Futures	Futures contracts
Forward FX contracts	Forward foreign currency contracts
Bond forwards	Bond forward contracts
Swaps	Swap contracts
While the Funds may receive redeemable preference shares, rights and warrants in connection with their investments in securities, these preference shares, rights and warrants are not considered "derivative instruments" under ASC 815.
Management has concluded that Floating Rate Income, High Income, Municipal High Income, Municipal Impact and Municipal Intermediate Bond did not hold any derivative instruments during the six months ended April 30, 2026 that require additional disclosures pursuant to ASC 815.
12
Securities lending: Each Fund, using State Street Bank and Trust Company ("State Street") as its lending agent, may loan securities to qualified brokers and dealers in exchange for negotiated lender’s fees. These fees, if any, would be disclosed within the Statements of Operations under the caption "Income from securities loaned-net" and are net of expenses retained by State Street as compensation for its services as lending agent.

The initial collateral received by a Fund at the beginning of each transaction shall have a value equal to at least 102% of the prior day’s market value of the loaned securities (105% in the case of international securities). Collateral in the form of cash and/or securities issued or guaranteed by the U.S. government or its agencies, equivalent to at least 100% of the market value of securities, is maintained at all times. Thereafter, the value of the collateral is monitored on a daily basis, and collateral is moved daily between a counterparty and a Fund until the close of the transaction. Cash collateral is generally invested in a money market fund registered under the 1940 Act that is managed by an affiliate of State Street and is included in the Statements of Assets and Liabilities under the caption "Investments in securities, at value—Unaffiliated issuers." The total value of securities received as collateral for securities on loan is included in a footnote following the applicable Schedule of Investments, but is not included within the Statements of Assets and Liabilities because the receiving Fund does not have the right to sell or repledge the securities received as collateral. The risks associated with lending portfolio securities include, but are not limited to, possible delays in receiving additional collateral or in the recovery of the loaned securities. Any increase or decrease in the fair value of the securities loaned and any interest earned or dividends paid or owed on those securities during the term of the loan would accrue to that Fund.
During the six months ended April 30, 2026, the Funds did not participate in securities lending.
13
Offsetting assets and liabilities: The Funds are required to disclose both gross and net information for assets and liabilities related to OTC derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions that are eligible for offset or subject to an enforceable master netting or similar agreement. Strategic Income held one or more of these investments at April 30, 2026. The Funds' OTC derivative assets and liabilities at fair value by type are reported gross in the Statements of Assets and Liabilities. The following tables present derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting or similar agreement and net of the related collateral received by a Fund for assets and pledged by a Fund for liabilities as of April 30, 2026.

Description	Gross Amounts of Assets Presented in the Statements of Assets and Liabilities	Gross Amounts of Liabilities Presented in the Statements of Assets and Liabilities
Strategic Income
Bond forward contracts	$174,646	$(114,684)
Forward FX contracts	2,729,335	(12,068,956)
Over-the-counter swap contracts	564,862	(735,475)
Total	$3,468,843	$(12,919,115)

Gross Amounts Not Offset in the Statements of Assets and Liabilities:
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
Strategic Income
BCB	$1,990	$(1,990)	$—	$—	$(98,048)	$1,990	$96,058	$—
BNP	811	—	—	811	—	—	—	—
CITI	808,466	(808,466)	—	—	(6,370,809)	808,466	3,850,000	(1,712,343)
DB	176,712	(176,712)	—	—	(2,696,982)	176,712	1,700,000	(820,270)
GSI	1,009,882	(1,009,882)	—	—	(1,336,529)	1,009,882	326,647	—

Gross Amounts Not Offset in the Statements of Assets and Liabilities: (cont’d)
	Assets				Liabilities
Counterparty	Gross Amounts Presented in the Statements of Assets and Liabilities	Liabilities Available for Offset	Collateral Received(a)	Net Amount(b)	Gross Amounts Presented in the Statements of Assets and Liabilities	Assets Available for Offset	Collateral Pledged(a)	Net Amount(b)
HSBC	$53,765	$(10,868)	$—	$42,897	$(10,868)	$10,868	$—	$—
JPM	1,148,403	(1,148,403)	—	—	(2,356,417)	1,148,403	—	(1,208,014)
MS	114,823	(14,577)	—	100,246	(14,577)	14,577	—	—
SCB	153,991	(22,888)	—	131,103	(22,888)	22,888	—	—
TD	—	—	—	—	(11,997)	—	—	(11,997)
Total	$3,468,843	$(3,193,786)	$—	$275,057	$(12,919,115)	$3,193,786	$5,972,705	$(3,752,624)

(a)	Collateral received (or pledged) is limited to an amount not to exceed 100% of the net amount of assets (or liabilities) in the tables presented above, for each respective counterparty.
(b)
A net amount greater than zero represents amounts subject to loss as of April 30, 2026, in the event of a counterparty failure. A net amount less than zero represents amounts under-collateralized to each counterparty as of April 30, 2026.

14
Indemnifications: Like many other companies, the Trust’s organizational documents provide that its officers ("Officers") and trustees ("Trustees") are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, both in some of its principal service contracts and in the normal course of its business, the Trust enters into contracts that provide indemnifications to other parties for certain types of losses or liabilities. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims against the Trust or a Fund.

15
Investment in other funds managed by Neuberger Berman Investment Advisers LLC: Through April 30, 2026, Strategic Income invested in Neuberger Berman Global Monthly Income Fund Ltd and Neuberger Berman Short Duration Income ETF (the "Underlying Funds") (See Note F).

For Strategic Income’s investment in the Underlying Funds, NBIA waived a portion of its management fee equal to the management fee it received from the Underlying Funds on those assets (the "Arrangement"). For the six months ended April 30, 2026, management fees waived under this Arrangement are reflected in the Statements of Operations under the caption "Fees waived." For the six months ended April 30, 2026, income earned from the Underlying Funds on Strategic Income’s investments, if any, is reflected in the Statements of Operations under the caption "Dividend income—affiliated issuers." For the six months ended April 30, 2026, management fees waived under this Arrangement and distributions from income and capital gains received from Strategic Income’s investments in the Underlying Funds were as follows:

	Management Fees Waived	Distributions from Income and Capital Gains
Strategic Income	$ 19,872	$488,206
16
Investment company securities and exchange-traded funds: The Funds may invest in shares of other registered investment companies, including ETFs, within the limitations prescribed by the 1940 Act, in reliance on rules adopted by the SEC, particularly Rule 12d1-4 or any other applicable exemptive relief. Rule 12d1-4 permits fund of funds arrangements, and includes (i) limits on control and voting; (ii) required evaluations and findings; (iii) required fund of funds investment agreements; and (iv) limits on complex structures. Shareholders of a Fund will indirectly bear their proportionate share of any management fees and other expenses paid by such other investment companies, in addition to the management fees and expenses of the Fund.
17
Unfunded loan commitments: The Funds may enter into certain credit agreements all or a portion of which may be unfunded. The Funds are obligated to fund these commitments at the borrower’s discretion. As of April 30, 2026, the value of unfunded loan commitments was $1,156,437 for Floating Rate Income, pursuant to the following loan agreements:

Floating Rate Income
Borrower	Principal Amount	Value
Air Comm Corp. LLC, Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 7/29/2025(a)	$87,231	$87,476
CohnReznick LLP, Term Loan DD, (3 mo. USD Term SOFR + 3.25%), 6.96%, due 3/31/2025(a)	13,413	13,145
Hanger, Inc., Term Loan DD, (1 mo. USD Term SOFR + 3.50%), 3.50%, due 10/23/2024(a)	67,953	68,307
Kaman Corp., Term Loan DD, (3 mo. USD Term SOFR + 1.00%), 1.00%, due 2/26/2025(a)	145,898	146,507
Pinnacle Buyer LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.50%), 2.50%, due 10/1/2025(a)	290,323	291,490
Pye-Barker Fire & Safety LLC, Term Loan DD, (3 mo. USD Term SOFR + 2.5%), 6.17%, due 7/29/2025(a)	220,844	221,655
Raven Acquisition Holdings LLC, Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 11/19/2024(a)	33,138	32,919
Salas O'brien, Inc., Term Loan DD, (3 mo. USD Term SOFR + 1.38%), 1.38%, due 1/29/2026(a)	162,286	162,691 (b)
Savor Acquisition, Inc., Term Loan DD, (3 mo. USD Term SOFR + 3.00%), 3.00%, due 2/19/2025(a)	131,897	132,247

(a)
Position is a delayed draw term loan which may be partially or fully unfunded. In accordance with the underlying credit agreement, the interest rate shown reflects the unfunded rate as of April 30, 2026.

(b)	Value determined using significant unobservable inputs.
18
Other: All net investment income and realized and unrealized capital gains and losses of each Fund are allocated, on the basis of relative net assets, pro rata among its respective classes.

19
Segment reporting: Each Fund adopted FASB Accounting Standards Update No. 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available. NBIA acts as the Funds' CODM through its portfolio managers and management and operating committees, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment because the CODM monitors the operating results of each Fund as a whole and evaluates performance in accordance with each Fund’s principal investment strategies as disclosed in its prospectus. The CODM uses these measures to assess Fund performance and allocate resources effectively. Each Fund’s total returns, expense ratios, and changes in net assets which among others are used by the CODM to assess Fund performance and to make resource allocation decisions for each Fund’s single segment are consistent with that presented within each Fund’s financial statements.

Note B—Investment Management Fees, Administration Fees, Distribution Arrangements, and Other Transactions with Affiliates:

   Each Fund retains NBIA as its investment manager under a Management Agreement. For such investment management services, each Fund pays NBIA monthly, an investment management fee at an annual rate as a percentage of average daily net assets according to the following table:

	First $250 million	Next $250 million	Next $250 million	Next $250 million	Next $500 million	Next $500 million	Thereafter
Core Bond	0.18%	0.18%	0.18%	0.18%	0.18%	0.18%	0.15%
Floating Rate Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
High Income (a)	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%	0.48%
Municipal High Income	0.40%	0.40%	0.375%	0.375%	0.35%	0.325%	0.30%
Municipal Impact	0.25%	0.25%	0.225%	0.225%	0.20%	0.175%	0.15%
Municipal Intermediate Bond	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%	0.14%
Strategic Income	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%

(a)
NBIA has contractually agreed to waive its Class E management fee for the below Fund. This undertaking lasts until October 31, 2027 and may not be terminated during its term without the consent of the Board.
Management fees contractually waived pursuant to this waiver for Class E are not subject to recovery by
NBIA.

Fund	Annualized Percentage of Average Daily Net Assets Waived	Effective Date(s)	Management Fees Waived for the Six Months Ended April 30, 2026
High Income	0.48%	1/11/2022	$ 55,402
Accordingly, for the six months ended April 30, 2026, the investment management fee pursuant to the Management Agreement was equivalent to an annual effective rate of each Fund’s average daily net assets.

Effective Rate
Core Bond	0.18%
High Income	0.48%(a)
Municipal High Income	0.40%
Municipal Impact	0.25%
Strategic Income	0.40%(b)

(a)	After waivers, 0.46% annual effective net rate of the Fund’s average daily net assets.
(b)	After management fee waiver (Note A), 0.40% annual effective net rate of the Fund's average daily net assets.
Investment management fee waivers are included in the Statements of Operations under the caption "Fees waived."
Each Fund retains NBIA as its administrator under an Administration Agreement. The administration fee is assessed at the class level and each share class of a Fund, as applicable, pays NBIA monthly, an annual administration fee equal to the following: 0.27% for each of Investor Class, Class A, Class C and Class R3; 0.40% for Trust Class of Strategic Income; 0.15% for Institutional Class; and 0.05% for Class R6, each as a percentage of its average daily net assets. Class E shares do not pay an administration fee. Additionally,

NBIA retains State Street as its sub-administrator under a Sub-Administration Agreement. NBIA pays State Street a fee for all services received under the Sub-Administration Agreement.
NBIA has contractually agreed to waive fees and/or reimburse certain expenses of the Investor Class, Trust Class, Institutional Class, Class A, Class C, Class R3 and Class R6 of each Fund that offers those classes so that the total annual operating expenses of those classes do not exceed the expense limitations as detailed in the following table. These undertakings exclude interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any (commitment fees relating to borrowings are treated as interest for purposes of this exclusion) ("annual operating expenses"); consequently, net expenses may exceed the contractual expense limitations.
At April 30, 2026, the Funds' contingent liabilities to NBIA under the contractual expense limitation agreements were as follows:

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025	2026
			Subject to Repayment until October 31,
Class	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Core Bond Investor Class	0.78%	10/31/29	$14,528	$15,647	$12,901	$5,826
Core Bond Institutional Class	0.38%	10/31/29	232,273	187,968	286,765	47,099
Core Bond Class A	0.78%	10/31/29	1,144	538	2,023	—
Core Bond Class C	1.53%	10/31/29	449	391	602	—
Core Bond Class R6	0.28%	10/31/29	10,361	13,006	58,096	10,466
Floating Rate Income Institutional Class	0.60%	10/31/29	449,378	361,391	408,663	218,966
Floating Rate Income Class A	0.97%	10/31/29	18,698	17,660	18,615	9,533
Floating Rate Income Class C	1.72%	10/31/29	6,780	5,109	5,563	2,900
High Income Investor Class	1.00%	10/31/29	—	—	—	—
High Income Institutional Class	0.75%	10/31/29	—	—	—	—
High Income Class A	1.12%	10/31/29	—	—	—	970
High Income Class C	1.87%	10/31/29	—	—	21	211
High Income Class R3	1.37%	10/31/29	—	—	—	64
High Income Class R6	0.65%	10/31/29	—	—	—	—
Municipal High Income Institutional Class	0.50%	10/31/29	345,088	337,865	329,865	175,087
Municipal High Income Class A	0.87%(b)	10/31/29	4,146	6,904	6,778	2,597
Municipal High Income Class C	1.62%(b)	10/31/29	290	1,965	1,399	260
Municipal Impact Institutional Class	0.43%	10/31/29	310,517	319,045	306,095	160,996
Municipal Impact Class A	0.80%(b)	10/31/29	445	2,185	1,458	288
Municipal Impact Class C	1.55%(b)	10/31/29	295	1,565	1,092	153
Municipal Intermediate Bond Investor Class	0.45%	10/31/29	—	—	—	—
Municipal Intermediate Bond Institutional Class	0.30%	10/31/29	—	—	—	—
Municipal Intermediate Bond Class A	0.67%	10/31/29	—	—	—	—
Municipal Intermediate Bond Class C	1.42%	10/31/29	—	—	—	—
Strategic Income Trust Class	0.94%	10/31/29	3,707	5,803	3,774	1,164
Strategic Income Institutional Class	0.59%	10/31/29	—	—	—	—
Strategic Income Class A	0.99%	10/31/29	—	—	—	—

			Expenses Reimbursed in Year Ended October 31,
			2023	2024	2025	2026
			Subject to Repayment until October 31,
Class (cont’d)	Contractual Expense Limitation(a)	Expiration	2026	2027	2028	2029
Strategic Income Class C	1.69%	10/31/29	$11,667	$8,764	$10,306	$5,105
Strategic Income Class R6	0.49%	10/31/29	—	—	—	—

(a)	Expense limitation per annum of the respective class's average daily net assets.
(b)
In addition to the contractual undertaking described above, NBIA has voluntarily undertaken to waive fees and/or reimburse certain expenses so that their Operating Expenses, per annum of their respective average daily net assets, are limited to the percentages indicated below. Voluntary reimbursements are not subject to recovery by NBIA and are terminable or subject to modification by NBIA, in its sole discretion, without notice to the Fund:

Class	Voluntary Expense Limitation	Effective Date(s)	Fees Voluntarily Waived for the Six Months Ended April 30, 2026
Municipal High Income Class A	0.62%	3/31/2026	$184
Municipal High Income Class C	0.62%	3/31/2026	61
Municipal Impact Class A	0.55%	3/31/2026	16
Municipal Impact Class C	0.55%	3/31/2026	31
Each Fund has agreed that each of its respective classes will repay NBIA for fees and expenses waived or reimbursed for that class provided that repayment does not cause that class’s annual operating expenses to exceed its contractual expense limitation in place at the time the fees and expenses were waived or reimbursed, or the expense limitation in place at the time the Fund repays NBIA, whichever is lower. Any such repayment must be made within three years after the year in which NBIA incurred the expense.
During the six months ended April 30, 2026, the following class(es) repaid NBIA under their respective contractual expense limitation agreement(s) as follows:

Expenses Repaid to NBIA
Core Bond Class A	$2,583
Core Bond Class C	169
Strategic Income Class R6	22,907
Each Fund also has a distribution agreement with Neuberger Berman BD LLC (the "Distributor") with respect to each class of shares. The Distributor acts as agent in arranging for the sale of class shares without sales commission or other compensation, except as described below, and bears the advertising and promotion expenses.
However, the Distributor receives fees from Core Bond’s Investor Class, Strategic Income’s Trust Class, High Income’s Class R3, and each Fund’s Class A and Class C under their distribution plans (each a "Plan", collectively, the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans provide that, as compensation for administrative and other services provided to these classes, the Distributor’s activities and expenses related to the sale and distribution of these classes, and ongoing services provided to investors in these classes, the Distributor receives from each of these respective classes a fee at the annual rate of

0.25% of Core Bond Investor Class’, and each Fund's Class A's average daily net assets; 0.10% of Strategic Income Trust Class’ average daily net assets; 0.50% of High Income Class R3’s average daily net assets; and 1.00% of each Fund's Class C's average daily net assets. The Distributor receives this amount to provide distribution and shareholder servicing for these classes and pays a portion of it to institutions that provide such services. Those institutions may use the payments for, among other purposes, compensating employees engaged in sales and/or shareholder servicing. The amount of fees paid by each class during any year may be more or less than the cost of distribution and other services provided to that class. FINRA rules limit the amount of annual distribution fees that may be paid by a mutual fund and impose a ceiling on the cumulative distribution fees paid. The Trust’s Plans comply with those rules. Effective from March 31, 2026, the 12b-1 fees for all applicable share classes of Municipal High Income and Municipal Impact were voluntarily waived, which amounted to $245 and $47, respectively. These waivers are included in the Statements of Operations under the caption "Fees waived."
Class A shares of each Fund (except Strategic Income) are generally sold with an initial sales charge of up to 4.25%. Class A shares of Strategic Income are generally sold with an initial sales charge of up to 2.50%. Class A shares of each Fund (except Strategic Income) are generally sold with no contingent deferred sales charge ("CDSC"), except that a CDSC of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge. Class A shares of Strategic Income are generally sold with no contingent deferred sales charge, except that a CDSC of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge. Class C shares of each Fund are sold with no initial sales charge and a 1.00% CDSC if shares are sold within one year after purchase.
For the six months ended April 30, 2026, the Distributor, acting as underwriter and broker-dealer, received net initial sales charges from the purchase of Class A shares and CDSCs from the redemption of Class A and Class C shares as follows:

	Underwriter		Broker-Dealer
	Net Initial Sales Charge	CDSC	Net Initial Sales Charge	CDSC
Core Bond Class A	$506	$—	$—	$—
Core Bond Class C	—	9	—	—
Floating Rate Income Class A	77	—	—	—
Floating Rate Income Class C	—	2	—	—
High Income Class A	118	—	—	—
High Income Class C	—	—	—	—
Municipal High Income Class A	24	—	—	—
Municipal High Income Class C	—	—	—	—
Municipal Impact Class A	—	—	—	—
Municipal Impact Class C	—	—	—	—
Municipal Intermediate Bond Class A	984	—	—	—
Municipal Intermediate Bond Class C	—	—	—	—
Strategic Income Class A	22,476	—	—	—
Strategic Income Class C	—	12,210	—	—

Note C—Securities Transactions:
During the six months ended April 30, 2026, there were purchase and sale transactions of long-term securities (excluding swaps, bond forwards, forward FX contracts and futures) as follows:

	Purchases of U.S. Government and Agency Obligations	Purchases excluding U.S. Government and Agency Obligations	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities excluding U.S. Government and Agency Obligations
Core Bond	$440,719,395	$326,562,004	$279,857,332	$397,343,979
Floating Rate Income	—	85,493,054	—	140,210,860
High Income	—	155,330,580	—	262,070,762
Municipal High Income	—	13,950,078	—	12,806,748
Municipal Impact	—	17,862,895	—	18,205,049
Municipal Intermediate Bond	—	106,446,981	—	93,781,183
Strategic Income	9,572,480,708	3,360,327,769	9,778,913,207	2,135,696,393
During the six months ended April 30, 2026, no brokerage commissions on securities transactions were paid to affiliated brokers.
Note D—Fund Share Transactions:
Share activity for the six months ended April 30, 2026, and for the year ended October 31, 2025, was as follows:

	For the Six Months Ended April 30, 2026				For the Year Ended October 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Core Bond
Investor Class	154,033	28,403	(72,974)	109,462	176,124	49,591	(141,692)	84,023
Institutional Class	16,928,394	2,274,908	(15,690,956)	3,512,346	49,240,178	4,115,580	(35,718,258)	17,637,500
Class A	227,624	60,779	(537,084)	(248,681)	1,830,882	113,398	(1,097,806)	846,474
Class C	30,333	4,483	(19,164)	15,652	88,627	9,748	(136,584)	(38,209)
Class R6	7,692,068	535,543	(1,713,382)	6,514,229	6,416,366	854,186	(3,144,550)	4,126,002
Floating Rate Income
Institutional Class	4,639,178	1,651,389	(11,363,183)	(5,072,616)	21,998,093	3,817,244	(18,011,889)	7,803,448
Class A	310,547	33,729	(424,025)	(79,749)	2,799,280	74,339	(2,827,396)	46,223
Class C	30,130	16,361	(80,434)	(33,943)	177,157	40,294	(187,698)	29,753
High Income
Investor Class	112,661	196,654	(577,758)	(268,443)	254,698	436,510	(1,023,234)	(332,026)
Institutional Class	896,768	894,066	(13,831,010)	(12,040,176)	8,144,564	2,804,501	(21,324,726)	(10,375,661)
Class A	946,311	41,144	(945,568)	41,887	1,948,338	81,441	(2,037,891)	(8,112)
Class C	21,098	5,441	(23,952)	2,587	8,707	12,639	(41,795)	(20,449)
Class R3	4,819	4,492	(1,585)	7,726	58,479	11,740	(124,587)	(54,368)
Class R6	898,816	542,795	(3,443,554)	(2,001,943)	3,612,890	1,118,852	(3,435,529)	1,296,213
Class E	171,650	106,065	(201,279)	76,436	524,817	217,032	(616,604)	125,245
Municipal High Income
Institutional Class	825,391	170,099	(765,348)	230,142	1,670,212	259,951	(1,747,713)	182,450

	For the Six Months Ended April 30, 2026				For the Year Ended October 31, 2025
	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total	Shares Sold	Shares Issued on Reinvestment of Dividends and Distributions	Shares Redeemed	Total
Class A	11,164	1,377	(18,953)	(6,412)	31,803	2,567	(15,382)	18,988
Class C	—	96	(1,139)	(1,043)	—	173	(1,677)	(1,504)
Municipal Impact
Institutional Class	339,378	66,830	(500,541)	(94,333)	919,024	121,387	(743,553)	296,858
Class A	13	44	(417)	(360)	695	124	(2,799)	(1,980)
Class C	—	8	—	8	—	14	—	14
Municipal Intermediate Bond
Investor Class	5,722	7,866	(39,722)	(26,134)	3,665	16,730	(114,791)	(94,396)
Institutional Class	1,944,870	229,728	(1,202,846)	971,752	2,467,582	437,343	(3,084,224)	(179,299)
Class A	41,625	1,562	(51,660)	(8,473)	124,754	3,979	(168,139)	(39,406)
Class C	1,675	343	(18,590)	(16,572)	26,374	804	(7,108)	20,070
Strategic Income
Trust Class	161,678	26,988	(166,217)	22,449	316,943	40,564	(271,910)	85,597
Institutional Class	139,293,287	16,184,612	(77,421,877)	78,056,022	243,661,967	25,462,872	(118,734,303)	150,390,536
Class A	7,112,049	461,236	(4,475,653)	3,097,632	8,484,929	720,685	(6,997,495)	2,208,119
Class C	1,161,006	142,964	(683,213)	620,757	1,984,911	250,705	(1,592,705)	642,911
Class R6	17,455,178	2,331,622	(4,850,283)	14,936,517	17,831,673	3,804,039	(7,216,239)	14,419,473
Note E—Line of Credit:
At April 30, 2026, each Fund was a participant in a syndicated committed, unsecured $700,000,000 line of credit (the "Credit Facility"), to be used only for temporary or emergency purposes. Series of other investment companies managed by NBIA also participate in this line of credit on substantially the same terms. Interest is charged on borrowings under this Credit Facility at the highest of (a) a federal funds effective rate plus 1.00% per annum, (b) a daily simple SOFR plus 1.00% per annum, or (c) an overnight bank funding rate plus 1.00% per annum. The Credit Facility has an annual commitment fee of 0.15% per annum of the available line of credit, which is paid quarterly. Each Fund has agreed to pay its pro rata share of the annual commitment fee, based on the ratio of its individual net assets to the net assets of all participants at the time the fee is due, and interest charged on any borrowing made by such Fund and other costs incurred by such Fund. Because several funds participate in the Credit Facility, there is no assurance that an individual fund will have access to all or any part of the $700,000,000 at any particular time. There were no loans outstanding for any Fund under the Credit Facility at April 30, 2026. During the six months ended April 30, 2026, none of the Funds utilized the Credit Facility.

Note F—Investments in Affiliates(a):
	Value at October 31, 2025	Purchases	Sales/ Other Reductions(b)	Change in Net Unrealized Appreciation/ (Depreciation) from Investments in Affiliated Persons	Net Realized Gain/(Loss) from Investments in Affiliated Persons	Distributions from Investments in Affiliated Persons(c)	Shares Held at April 30, 2026	Value at April 30, 2026
Strategic Income
Neuberger Berman Global Monthly Income Fund Ltd.	$4,851	$—	$(10,788)	$10,334	$627	$—	48,204	$5,024
Neuberger Berman Short Duration Income ETF	32,252,532	—	(32,142,962)	(196,608)	87,038	488,206	—	—
Total for affiliates held as of 4/30/26(d)	$32,257,383	$—	$(32,153,750)	$(186,274)	$87,665	$488,206		$5,024

(a)	Affiliated persons, as defined in the 1940 Act.
(b)	Amount represents a liquidation payment received from Neuberger Berman Global Monthly Income Fund Ltd.
(c)	Distributions received include distributions from net investment income and net realized capital gains, if any, from other investment companies managed by NBIA.
(d)	At April 30, 2026, the value of investments in affiliates amounted to 0.00% of net assets of Strategic Income.
Note G—Subsequent Event:
On March 31, 2026, the shareholders of each of Neuberger Municipal High Income Fund and Neuberger Municipal Impact Fund (each, a “Merging Fund” and collectively, the “Merging Funds”) approved the proposed reorganization of the Merging Funds into Neuberger Municipal Intermediate Bond Fund (the “Acquiring Fund”) (each, a “Merger”). Each Merger was completed as of the close of business on May 15, 2026, and the shareholders of the Merging Funds became shareholders of the Acquiring Fund. Each Merger qualified as a tax-free reorganization for federal income tax purposes. Further information about the Acquiring Fund, including its Summary Prospectus, Prospectus, and Statement of Additional Information, can be found on our website at www.neuberger.com.
Note H—Unaudited Financial Information:
The financial information included in this interim report is taken from the records of each Fund without audit by an independent registered public accounting firm. Annual reports contain audited financial statements.

Financial Highlights

The following tables include selected data for a share outstanding throughout each fiscal period and other performance information derived from the financial statements. Amounts that do not round to $0.01 or $(0.01) per share are presented as $0.00 or $(0.00), respectively. Ratios that do not round to 0.01% or (0.01)% are presented as 0.00% or (0.00)%, respectively. Net Assets with a zero balance, if any, may reflect actual amounts rounding to less than $0.1 million. A "—" indicates that the line item was not applicable in the corresponding fiscal period.

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund
Investor Class
4/30/2026 (Unaudited)	$8.95	$0.18	$(0.15)	$0.03	$(0.19)	$—	$—
10/31/2025	$8.82	$0.37	$0.14	$0.51	$(0.38)	$—	$—
10/31/2024	$8.28	$0.33	$0.58	$0.91	$(0.37)	$—	$—
10/31/2023	$8.61	$0.32	$(0.31)	$0.01	$(0.34)	$—	$—
10/31/2022	$10.61	$0.20	$(1.94)	$(1.74)	$(0.26)	$—	$—
10/31/2021	$10.91	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—

Institutional Class
4/30/2026 (Unaudited)	$8.97	$0.20	$(0.15)	$0.05	$(0.21)	$—	$—
10/31/2025	$8.83	$0.41	$0.15	$0.56	$(0.42)	$—	$—
10/31/2024	$8.30	$0.37	$0.57	$0.94	$(0.41)	$—	$—
10/31/2023	$8.62	$0.35	$(0.30)	$0.05	$(0.37)	$—	$—
10/31/2022	$10.63	$0.24	$(1.96)	$(1.72)	$(0.29)	$—	$—
10/31/2021	$10.94	$0.17	$(0.03)	$0.14	$(0.27)	$(0.18)	$—

Class A
4/30/2026 (Unaudited)	$8.94	$0.18	$(0.15)	$0.03	$(0.19)	$—	$—
10/31/2025	$8.80	$0.37	$0.15	$0.52	$(0.38)	$—	$—
10/31/2024	$8.27	$0.33	$0.57	$0.90	$(0.37)	$—	$—
10/31/2023	$8.59	$0.32	$(0.30)	$0.02	$(0.34)	$—	$—
10/31/2022	$10.60	$0.20	$(1.96)	$(1.76)	$(0.25)	$—	$—
10/31/2021	$10.90	$0.13	$(0.02)	$0.11	$(0.23)	$(0.18)	$—

Class C
4/30/2026 (Unaudited)	$8.95	$0.15	$(0.15)	$0.00	$(0.16)	$—	$—
10/31/2025	$8.81	$0.30	$0.15	$0.45	$(0.31)	$—	$—
10/31/2024	$8.28	$0.26	$0.58	$0.84	$(0.31)	$—	$—
10/31/2023	$8.60	$0.25	$(0.30)	$(0.05)	$(0.27)	$—	$—
10/31/2022	$10.61	$0.13	$(1.96)	$(1.83)	$(0.18)	$—	$—
10/31/2021	$10.91	$0.05	$(0.02)	$0.03	$(0.15)	$(0.18)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.19)	$8.79	0.33%[e]	$12.5	0.88%[f]	0.78%[f]	4.17%[f]	58%[e]
$(0.38)	$8.95	5.95%	$11.8	0.90%	0.78%	4.19%	151%
$(0.37)	$8.82	11.09%	$10.9	0.94%	0.78%	3.75%	156%
$(0.34)	$8.28	(0.07)%	$9.4	0.92%	0.78%	3.59%	159%[g]
$(0.26)	$8.61	(16.65)%	$10.3	0.93%	0.78%	2.04%	164%[g]
$(0.41)	$10.61	0.97%	$13.7	0.88%	0.78%	1.17%	151%[g]

$(0.21)	$8.81	0.53%[e]	$932.4	0.39%[f]	0.38%[f]	4.57%[f]	58%[e]
$(0.42)	$8.97	6.49%	$917.7	0.42%	0.38%	4.60%	151%
$(0.41)	$8.83	11.40%	$748.3	0.41%	0.38%	4.14%	156%
$(0.37)	$8.30	0.46%	$556.4	0.43%	0.38%	4.01%	159%[g]
$(0.29)	$8.62	(16.37)%	$413.1	0.43%	0.38%	2.42%	164%[g]
$(0.45)	$10.63	1.28%	$578.1	0.43%	0.38%	1.56%	151%[g]

$(0.19)	$8.78	0.33%[e]	$29.0	0.78%[f]	0.78%[f,h]	4.17%[f]	58%[e]
$(0.38)	$8.94	6.08%	$31.7	0.79%	0.78%	4.19%	151%
$(0.37)	$8.80	10.98%	$23.8	0.79%	0.78%	3.75%	156%
$(0.34)	$8.27	0.05%	$21.0	0.80%	0.78%	3.60%	159%[g]
$(0.25)	$8.59	(16.76)%	$18.5	0.80%	0.78%	2.06%	164%[g]
$(0.41)	$10.60	0.97%	$22.6	0.80%	0.78%	1.16%	151%[g]

$(0.16)	$8.79	(0.04)%[e]	$3.7	1.53%[f]	1.53%[f,h]	3.42%[f]	58%[e]
$(0.31)	$8.95	5.28%	$3.6	1.55%	1.53%	3.44%	151%
$(0.31)	$8.81	10.14%	$3.9	1.54%	1.53%	2.99%	156%
$(0.27)	$8.28	(0.70)%	$2.5	1.56%	1.53%	2.85%	159%[g]
$(0.18)	$8.60	(17.37)%	$1.5	1.58%	1.53%	1.33%	164%[g]
$(0.33)	$10.61	0.22%	$1.4	1.57%	1.53%	0.43%	151%[g]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Core Bond Fund (cont’d)
Class R6
4/30/2026 (Unaudited)	$8.97	$0.21	$(0.16)	$0.05	$(0.21)	$—	$—
10/31/2025	$8.84	$0.41	$0.15	$0.56	$(0.43)	$—	$—
10/31/2024	$8.30	$0.37	$0.59	$0.96	$(0.42)	$—	$—
10/31/2023	$8.62	$0.36	$(0.30)	$0.06	$(0.38)	$—	$—
10/31/2022	$10.63	$0.26	$(1.97)	$(1.71)	$(0.30)	$—	$—
10/31/2021	$10.94	$0.18	$(0.03)	$0.15	$(0.28)	$(0.18)	$—

Floating Rate Income Fund
Institutional Class
4/30/2026 (Unaudited)	$9.34	$0.30	$(0.11)	$0.19	$(0.30)	$—	$—
10/31/2025	$9.43	$0.69	$(0.09)	$0.60	$(0.69)	$—	$—
10/31/2024	$9.27	$0.81	$0.16	$0.97	$(0.81)	$—	$—
10/31/2023	$9.05	$0.79	$0.23	$1.02	$(0.80)	$—	$—
10/31/2022	$9.80	$0.48	$(0.77)	$(0.29)	$(0.46)	$—	$—
10/31/2021	$9.40	$0.36	$0.40	$0.76	$(0.36)	$—	$—

Class A
4/30/2026 (Unaudited)	$9.34	$0.29	$(0.11)	$0.18	$(0.29)	$—	$—
10/31/2025	$9.43	$0.65	$(0.09)	$0.56	$(0.65)	$—	$—
10/31/2024	$9.27	$0.77	$0.17	$0.94	$(0.78)	$—	$—
10/31/2023	$9.05	$0.76	$0.23	$0.99	$(0.77)	$—	$—
10/31/2022	$9.80	$0.43	$(0.75)	$(0.32)	$(0.43)	$—	$—
10/31/2021	$9.40	$0.32	$0.40	$0.72	$(0.32)	$—	$—

Class C
4/30/2026 (Unaudited)	$9.33	$0.25	$(0.10)	$0.15	$(0.25)	$—	$—
10/31/2025	$9.42	$0.58	$(0.09)	$0.49	$(0.58)	$—	$—
10/31/2024	$9.27	$0.70	$0.15	$0.85	$(0.70)	$—	$—
10/31/2023	$9.05	$0.69	$0.23	$0.92	$(0.70)	$—	$—
10/31/2022	$9.79	$0.36	$(0.74)	$(0.38)	$(0.36)	$—	$—
10/31/2021	$9.40	$0.25	$0.39	$0.64	$(0.25)	$—	$—

High Income Bond Fund
Investor Class
4/30/2026 (Unaudited)	$7.74	$0.24	$(0.09)	$0.15	$(0.24)	$—	$—
10/31/2025	$7.65	$0.50	$0.09	$0.59	$(0.50)	$—	$—
10/31/2024	$7.09	$0.52	$0.56	$1.08	$(0.52)	$—	$(0.00)
10/31/2023	$7.28	$0.48	$(0.19)	$0.29	$(0.48)	$—	$—
10/31/2022	$8.68	$0.40	$(1.39)	$(0.99)	$(0.41)	$—	$—
10/31/2021	$8.33	$0.40	$0.36	$0.76	$(0.41)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.21)	$8.81	0.58%[e]	$228.7	0.29%[f]	0.28%[f]	4.67%[f]	58%[e]
$(0.43)	$8.97	6.48%	$174.4	0.32%	0.28%	4.70%	151%
$(0.42)	$8.84	11.63%	$135.4	0.31%	0.28%	4.19%	156%
$(0.38)	$8.30	0.56%	$23.0	0.34%	0.28%	4.13%	159%[g]
$(0.30)	$8.62	(16.29)%	$13.1	0.34%	0.28%	2.78%	164%[g]
$(0.46)	$10.63	1.39%	$7.2	0.33%	0.29%	1.64%	151%[g]

$(0.30)	$9.23	2.12%[e]	$445.7	0.70%[f]	0.60%[f]	6.62%[f]	18%[e]
$(0.69)	$9.34	6.55%	$498.3	0.69%	0.60%	7.33%	64%
$(0.81)	$9.43	10.83%	$429.5	0.70%	0.61%[i]	8.60%	76%
$(0.80)	$9.27	11.67%	$426.9	0.71%	0.60%	8.61%	52%
$(0.46)	$9.05	(2.96)%	$444.7	0.72%	0.60%[i]	5.04%	46%
$(0.36)	$9.80	8.12%	$341.3	0.80%	0.62%	3.67%	49%

$(0.29)	$9.23	1.93%[e]	$13.6	1.10%[f]	0.97%[f]	6.25%[f]	18%[e]
$(0.65)	$9.34	6.16%	$14.5	1.10%	0.97%	6.95%	64%
$(0.78)	$9.43	10.42%	$14.2	1.09%	0.98%[i]	8.21%	76%
$(0.77)	$9.27	11.27%	$14.8	1.11%	0.97%	8.28%	52%
$(0.43)	$9.05	(3.33)%	$11.1	1.11%	0.97%[i]	4.59%	46%
$(0.32)	$9.80	7.72%	$10.6	1.20%	0.99%	3.29%	49%

$(0.25)	$9.23	1.66%[e]	$5.4	1.83%[f]	1.72%[f]	5.50%[f]	18%[e]
$(0.58)	$9.33	5.37%	$5.8	1.81%	1.72%	6.21%	64%
$(0.70)	$9.42	9.49%	$5.6	1.83%	1.73%[i]	7.48%	76%
$(0.70)	$9.27	10.44%	$5.7	1.83%	1.72%	7.48%	52%
$(0.36)	$9.05	(3.97)%	$6.7	1.84%	1.72%[i]	3.82%	46%
$(0.25)	$9.79	6.81%	$6.2	1.94%	1.75%	2.54%	49%

$(0.24)	$7.65	1.97%[e]	$50.3	0.90%[f]	0.90%[f]	6.27%[f]	32%[e]
$(0.50)	$7.74	7.99%	$52.9	0.88%	0.88%	6.53%	77%
$(0.52)	$7.65	15.52%	$54.8	0.88%	0.88%	6.86%	102%
$(0.48)	$7.09	4.03%	$54.4	0.87%	0.87%	6.61%	72%
$(0.41)	$7.28	(11.62)%	$61.8	0.87%	0.87%[j]	5.09%	72%
$(0.41)	$8.68	9.21%	$73.7	0.85%	0.85%[j]	4.63%	98%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
High Income Bond Fund (cont’d)
Institutional Class
4/30/2026 (Unaudited)	$7.74	$0.25	$(0.08)	$0.17	$(0.25)	$—	$—
10/31/2025	$7.66	$0.51	$0.08	$0.59	$(0.51)	$—	$—
10/31/2024	$7.10	$0.53	$0.56	$1.09	$(0.53)	$—	$(0.00)
10/31/2023	$7.29	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.69	$0.41	$(1.39)	$(0.98)	$(0.42)	$—	$—
10/31/2021	$8.34	$0.42	$0.36	$0.78	$(0.43)	$—	$—

Class A
4/30/2026 (Unaudited)	$7.73	$0.23	$(0.08)	$0.15	$(0.23)	$—	$—
10/31/2025	$7.65	$0.48	$0.08	$0.56	$(0.48)	$—	$—
10/31/2024	$7.09	$0.50	$0.56	$1.06	$(0.50)	$—	$(0.00)
10/31/2023	$7.28	$0.47	$(0.19)	$0.28	$(0.47)	$—	$—
10/31/2022	$8.68	$0.38	$(1.39)	$(1.01)	$(0.39)	$—	$—
10/31/2021	$8.33	$0.38	$0.36	$0.74	$(0.39)	$—	$—

Class C
4/30/2026 (Unaudited)	$7.75	$0.20	$(0.08)	$0.12	$(0.20)	$—	$—
10/31/2025	$7.66	$0.42	$0.10	$0.52	$(0.43)	$—	$—
10/31/2024	$7.10	$0.44	$0.56	$1.00	$(0.44)	$—	$(0.00)
10/31/2023	$7.30	$0.41	$(0.20)	$0.21	$(0.41)	$—	$—
10/31/2022	$8.70	$0.33	$(1.40)	$(1.07)	$(0.33)	$—	$—
10/31/2021	$8.34	$0.32	$0.37	$0.69	$(0.33)	$—	$—

Class R3
4/30/2026 (Unaudited)	$7.74	$0.22	$(0.08)	$0.14	$(0.22)	$—	$—
10/31/2025	$7.66	$0.46	$0.08	$0.54	$(0.46)	$—	$—
10/31/2024	$7.10	$0.48	$0.56	$1.04	$(0.48)	$—	$(0.00)
10/31/2023	$7.29	$0.45	$(0.19)	$0.26	$(0.45)	$—	$—
10/31/2022	$8.69	$0.37	$(1.40)	$(1.03)	$(0.37)	$—	$—
10/31/2021	$8.34	$0.36	$0.36	$0.72	$(0.37)	$—	$—

Class R6
4/30/2026 (Unaudited)	$7.75	$0.25	$(0.08)	$0.17	$(0.25)	$—	$—
10/31/2025	$7.67	$0.52	$0.08	$0.60	$(0.52)	$—	$—
10/31/2024	$7.11	$0.54	$0.56	$1.10	$(0.54)	$—	$(0.00)
10/31/2023	$7.30	$0.50	$(0.19)	$0.31	$(0.50)	$—	$—
10/31/2022	$8.70	$0.42	$(1.39)	$(0.97)	$(0.43)	$—	$—
10/31/2021	$8.35	$0.43	$0.35	$0.78	$(0.43)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.25)	$7.66	2.18%[e]	$241.2	0.74%[f]	0.74%[f]	6.42%[f]	32%[e]
$(0.51)	$7.74	8.03%	$337.0	0.72%	0.72%	6.69%	77%
$(0.53)	$7.66	15.71%	$412.7	0.71%	0.71%	7.03%	102%
$(0.50)	$7.10	4.20%	$497.2	0.71%	0.71%	6.76%	72%
$(0.42)	$7.29	(11.46)%	$617.3	0.71%	0.71%[j]	5.17%	72%
$(0.43)	$8.69	9.38%	$1,120.2	0.69%	0.69%[j]	4.79%	98%

$(0.23)	$7.65	1.99%[e]	$13.0	1.14%[f]	1.12%[f]	6.04%[f]	32%[e]
$(0.48)	$7.73	7.61%	$12.8	1.11%	1.11%	6.33%	77%
$(0.50)	$7.65	15.28%	$12.8	1.10%	1.10%	6.62%	102%
$(0.47)	$7.09	3.79%	$12.3	1.11%	1.11%	6.48%	72%
$(0.39)	$7.28	(11.85)%	$13.3	1.12%	1.12%[h,j]	4.76%	72%
$(0.39)	$8.68	8.91%	$17.2	1.12%	1.12%[j]	4.34%	98%

$(0.20)	$7.67	1.61%[e]	$1.9	1.90%[f]	1.87%[f]	5.30%[f]	32%[e]
$(0.43)	$7.75	6.93%	$1.9	1.87%	1.87%	5.54%	77%
$(0.44)	$7.66	14.39%	$2.0	1.87%	1.87%	5.87%	102%
$(0.41)	$7.10	2.88%	$2.5	1.86%	1.86%	5.63%	72%
$(0.33)	$7.30	(12.45)%	$3.2	1.85%	1.85%[j]	4.06%	72%
$(0.33)	$8.70	8.27%	$5.0	1.83%	1.83%[j]	3.65%	98%

$(0.22)	$7.66	1.86%[e]	$1.2	1.38%[f]	1.37%[f]	5.80%[f]	32%[e]
$(0.46)	$7.74	7.33%	$1.2	1.37%	1.37%	6.04%	77%
$(0.48)	$7.66	14.97%	$1.6	1.35%	1.35%	6.39%	102%
$(0.45)	$7.10	3.53%	$1.5	1.36%	1.36%	6.13%	72%
$(0.37)	$7.29	(12.04)%	$1.4	1.36%	1.36%[j]	4.60%	72%
$(0.37)	$8.69	8.68%	$1.8	1.33%	1.33%[j]	4.14%	98%

$(0.25)	$7.67	2.23%[e]	$117.2	0.64%[f]	0.64%[f]	6.53%[f]	32%[e]
$(0.52)	$7.75	8.13%	$134.0	0.62%	0.62%	6.79%	77%
$(0.54)	$7.67	15.81%	$122.6	0.61%	0.61%	7.13%	102%
$(0.50)	$7.11	4.31%	$116.4	0.62%	0.62%	6.86%	72%
$(0.43)	$7.30	(11.35)%	$132.1	0.60%	0.60%[j]	5.17%	72%
$(0.43)	$8.70	9.48%	$385.3	0.59%	0.59%[j]	4.88%	98%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
High Income Bond Fund (cont’d)
Class E
4/30/2026 (Unaudited)	$7.75	$0.27	$(0.08)	$0.19	$(0.27)	$—	$—
10/31/2025	$7.66	$0.56	$0.09	$0.65	$(0.56)	$—	$—
10/31/2024	$7.10	$0.58	$0.56	$1.14	$(0.58)	$—	$(0.00)
10/31/2023	$7.29	$0.54	$(0.19)	$0.35	$(0.54)	$—	$—
Period from 1/11/2022[k] to 10/31/2022	$8.61	$0.38	$(1.31)	$(0.93)	$(0.39)	$—	$—

Municipal High Income Fund
Institutional Class
4/30/2026 (Unaudited)	$9.43	$0.19	$(0.01)	$0.18	$(0.23)	$—	$—
10/31/2025	$9.47	$0.37	$(0.04)	$0.33	$(0.37)	$—	$—
10/31/2024	$8.49	$0.36	$0.98	$1.34	$(0.36)	$—	$—
10/31/2023	$8.74	$0.34	$(0.25)	$0.09	$(0.34)	$—	$—
10/31/2022	$10.82	$0.28	$(2.07)	$(1.79)	$(0.29)	$—	$—
10/31/2021	$10.32	$0.30	$0.50	$0.80	$(0.30)	$—	$—

Class A
4/30/2026 (Unaudited)	$9.43	$0.17	$(0.01)	$0.16	$(0.21)	$—	$—
10/31/2025	$9.46	$0.34	$(0.03)	$0.31	$(0.34)	$—	$—
10/31/2024	$8.49	$0.32	$0.97	$1.29	$(0.32)	$—	$—
10/31/2023	$8.74	$0.30	$(0.24)	$0.06	$(0.31)	$—	$—
10/31/2022	$10.81	$0.25	$(2.07)	$(1.82)	$(0.25)	$—	$—
10/31/2021	$10.31	$0.26	$0.50	$0.76	$(0.26)	$—	$—

Class C
4/30/2026 (Unaudited)	$9.45	$0.15	$(0.02)	$0.13	$(0.19)	$—	$—
10/31/2025	$9.48	$0.27	$(0.03)	$0.24	$(0.27)	$—	$—
10/31/2024	$8.50	$0.25	$0.98	$1.23	$(0.25)	$—	$—
10/31/2023	$8.75	$0.23	$(0.24)	$(0.01)	$(0.24)	$—	$—
10/31/2022	$10.83	$0.17	$(2.07)	$(1.90)	$(0.18)	$—	$—
10/31/2021	$10.33	$0.18	$0.50	$0.68	$(0.18)	$—	$—

Municipal Impact Fund
Institutional Class
4/30/2026 (Unaudited)	$16.31	$0.25	$(0.07)	$0.18	$(0.25)	$—	$—
10/31/2025	$16.19	$0.46	$0.13	$0.59	$(0.47)	$—	$—
10/31/2024	$15.35	$0.43	$0.84	$1.27	$(0.43)	$—	$—
10/31/2023	$15.50	$0.33	$(0.15)	$0.18	$(0.33)	$—	$—
10/31/2022	$17.72	$0.28	$(2.19)	$(1.91)	$(0.27)	$(0.04)	$—
10/31/2021	$17.81	$0.29	$(0.01)	$0.28	$(0.30)	$(0.07)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.27)	$7.67	2.50%[e]	$23.4	0.59%[f]	0.11%[f]	7.07%[f]	32%[e]
$(0.56)	$7.75	8.84%	$23.1	0.57%	0.09%	7.32%	77%
$(0.58)	$7.66	16.44%	$21.8	0.56%	0.08%	7.67%	102%
$(0.54)	$7.10	4.86%	$16.6	0.56%	0.08%	7.41%	72%
$(0.39)	$7.29	(10.98)%[e]	$14.6	0.58%[f]	0.10%[f,j]	6.07%[f]	72%[e,l]

$(0.23)	$9.38	1.89%[e]	$66.5	1.03%[f]	0.50%[f]	4.08%[f]	19%[e]
$(0.37)	$9.43	3.63%	$64.8	1.04%	0.50%	3.98%	91%
$(0.36)	$9.47	15.90%	$63.3	1.04%	0.50%	3.84%	116%
$(0.34)	$8.49	0.84%	$62.6	0.97%	0.50%	3.67%	59%
$(0.29)	$8.74	(16.80)%	$84.3	0.83%	0.52%[i]	2.81%	79%
$(0.30)	$10.82	7.83%	$145.1	0.77%	0.50%	2.76%	59%

$(0.21)	$9.38	1.71%[e]	$0.9	1.48%[f]	0.83%[f]	3.74%[f]	19%[e]
$(0.34)	$9.43	3.35%	$1.0	1.55%	0.87%	3.61%	91%
$(0.32)	$9.46	15.36%	$0.8	1.70%	0.87%	3.47%	116%
$(0.31)	$8.49	0.47%	$0.9	1.32%	0.87%	3.31%	59%
$(0.25)	$8.74	(17.03)%	$1.0	1.46%	0.90%[i]	2.48%	79%
$(0.26)	$10.81	7.44%	$1.1	1.19%	0.87%	2.40%	59%

$(0.19)	$9.39	1.35%[e]	$0.1	2.50%[f]	1.45%[f]	3.13%[f]	19%[e]
$(0.27)	$9.45	2.59%	$0.1	3.38%	1.62%	2.85%	91%
$(0.25)	$9.48	14.61%	$0.1	3.65%	1.62%	2.72%	116%
$(0.24)	$8.50	(0.28)%	$0.1	2.00%	1.62%	2.53%	59%
$(0.18)	$8.75	(17.72)%	$0.1	3.78%	1.64%[i]	1.70%	79%
$(0.18)	$10.83	6.63%	$0.2	2.00%	1.62%	1.64%	59%

$(0.25)	$16.24	1.12%[e]	$77.8	0.85%[f]	0.43%[f]	3.07%[f]	23%[e]
$(0.47)	$16.31	3.71%	$79.6	0.84%	0.43%	2.89%	48%
$(0.43)	$16.19	8.27%	$74.2	0.86%	0.43%	2.62%	69%
$(0.33)	$15.35	1.11%	$69.1	0.85%	0.43%	2.06%	27%
$(0.31)	$15.50	(10.88)%	$76.7	0.81%	0.43%	1.65%	20%
$(0.37)	$17.72	1.59%	$83.8	0.84%	0.43%	1.65%	20%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Impact Fund (cont’d)
Class A
4/30/2026 (Unaudited)	$16.32	$0.22	$(0.06)	$0.16	$(0.23)	$—	$—
10/31/2025	$16.19	$0.40	$0.14	$0.54	$(0.41)	$—	$—
10/31/2024	$15.36	$0.37	$0.83	$1.20	$(0.37)	$—	$—
10/31/2023	$15.50	$0.27	$(0.14)	$0.13	$(0.27)	$—	$—
10/31/2022	$17.73	$0.21	$(2.19)	$(1.98)	$(0.21)	$(0.04)	$—
10/31/2021	$17.82	$0.23	$(0.02)	$0.21	$(0.23)	$(0.07)	$—

Class C
4/30/2026 (Unaudited)	$16.32	$0.17	$(0.06)	$0.11	$(0.18)	$—	$—
10/31/2025	$16.19	$0.28	$0.14	$0.42	$(0.29)	$—	$—
10/31/2024	$15.36	$0.24	$0.83	$1.07	$(0.24)	$—	$—
10/31/2023	$15.50	$0.15	$(0.14)	$0.01	$(0.15)	$—	$—
10/31/2022	$17.73	$0.10	$(2.20)	$(2.10)	$(0.09)	$(0.04)	$—
10/31/2021	$17.82	$0.10	$(0.02)	$0.08	$(0.10)	$(0.07)	$—

Municipal Intermediate Bond Fund
Investor Class
4/30/2026 (Unaudited)	$11.10	$0.16	$(0.01)	$0.15	$(0.16)	$—	$—
10/31/2025	$10.95	$0.31	$0.15	$0.46	$(0.31)	$—	$(0.00)
10/31/2024	$10.39	$0.29	$0.56	$0.85	$(0.28)	$—	$(0.01)
10/31/2023	$10.41	$0.26	$(0.02)	$0.24	$(0.26)	$—	$—
10/31/2022	$12.09	$0.21	$(1.60)	$(1.39)	$(0.19)	$(0.07)	$(0.03)
10/31/2021	$12.01	$0.21	$0.13	$0.34	$(0.20)	$(0.06)	$—

Institutional Class
4/30/2026 (Unaudited)	$11.09	$0.17	$(0.01)	$0.16	$(0.17)	$—	$—
10/31/2025	$10.94	$0.32	$0.16	$0.48	$(0.33)	$—	$(0.00)
10/31/2024	$10.38	$0.31	$0.56	$0.87	$(0.30)	$—	$(0.01)
10/31/2023	$10.40	$0.27	$(0.01)	$0.26	$(0.28)	$—	$—
10/31/2022	$12.08	$0.22	$(1.59)	$(1.37)	$(0.21)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.23	$0.13	$0.36	$(0.22)	$(0.06)	$—

Class A
4/30/2026 (Unaudited)	$11.09	$0.15	$(0.01)	$0.14	$(0.15)	$—	$—
10/31/2025	$10.93	$0.28	$0.17	$0.45	$(0.29)	$—	$(0.00)
10/31/2024	$10.37	$0.27	$0.56	$0.83	$(0.26)	$—	$(0.01)
10/31/2023	$10.39	$0.24	$(0.02)	$0.22	$(0.24)	$—	$—
10/31/2022	$12.07	$0.18	$(1.59)	$(1.41)	$(0.17)	$(0.07)	$(0.03)
10/31/2021	$11.99	$0.18	$0.14	$0.32	$(0.18)	$(0.06)	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.23)	$16.25	0.96%[e]	$0.1	1.60%[f]	0.76%[f]	2.74%[f]	23%[e]
$(0.41)	$16.32	3.39%	$0.1	2.14%	0.80%	2.51%	48%
$(0.37)	$16.19	7.80%	$0.1	2.68%	0.80%	2.25%	69%
$(0.27)	$15.36	0.81%	$0.1	1.07%	0.80%	1.69%	27%
$(0.25)	$15.50	(11.26)%	$0.1	3.06%	0.80%	1.28%	20%
$(0.30)	$17.73	1.22%	$0.1	1.43%	0.80%	1.29%	20%

$(0.18)	$16.25	0.65%[e]	$0.0	2.56%[f]	1.38%[f]	2.12%[f]	23%[e]
$(0.29)	$16.32	2.62%	$0.0	4.56%	1.55%	1.77%	48%
$(0.24)	$16.19	7.00%	$0.0	5.62%	1.55%	1.50%	69%
$(0.15)	$15.36	0.05%	$0.0	1.86%	1.55%	0.92%	27%
$(0.13)	$15.50	(11.92)%	$0.1	6.71%	1.55%	0.62%	20%
$(0.17)	$17.73	0.46%	$0.0	2.22%	1.55%	0.55%	20%

$(0.16)	$11.09	1.37%[e]	$7.5	0.71%[f]	0.45%[f]	2.89%[f]	48%[e]
$(0.31)	$11.10	4.29%	$7.8	0.68%	0.45%	2.80%	83%
$(0.29)	$10.95	8.25%	$8.7	0.70%	0.45%	2.65%	89%
$(0.26)	$10.39	2.29%	$8.3	0.66%	0.45%	2.39%	58%
$(0.29)	$10.41	(11.66)%	$9.1	0.67%	0.45%	1.83%	49%
$(0.26)	$12.09	2.86%	$12.1	0.60%	0.45%	1.71%	43%

$(0.17)	$11.08	1.45%[e]	$188.8	0.48%[f]	0.30%[f]	3.05%[f]	48%[e]
$(0.33)	$11.09	4.44%	$178.2	0.48%	0.30%	2.95%	83%
$(0.31)	$10.94	8.42%	$177.8	0.49%	0.30%	2.80%	89%
$(0.28)	$10.38	2.44%	$164.0	0.48%	0.30%	2.55%	58%
$(0.31)	$10.40	(11.54)%	$155.2	0.46%	0.30%	1.98%	49%
$(0.28)	$12.08	3.02%	$224.4	0.44%	0.30%	1.86%	43%

$(0.15)	$11.08	1.26%[e]	$2.9	0.93%[f]	0.67%[f]	2.67%[f]	48%[e]
$(0.29)	$11.09	4.16%	$3.0	0.89%	0.67%	2.60%	83%
$(0.27)	$10.93	8.02%	$3.4	0.90%	0.67%	2.43%	89%
$(0.24)	$10.37	2.06%	$3.4	0.84%	0.67%	2.19%	58%
$(0.27)	$10.39	(11.88)%	$2.2	0.96%	0.67%	1.63%	49%
$(0.24)	$12.07	2.64%	$2.0	0.82%	0.67%	1.50%	43%

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Municipal Intermediate Bond Fund (cont’d)
Class C
4/30/2026 (Unaudited)	$11.09	$0.11	$(0.01)	$0.10	$(0.11)	$—	$—
10/31/2025	$10.94	$0.20	$0.15	$0.35	$(0.20)	$—	$(0.00)
10/31/2024	$10.38	$0.19	$0.56	$0.75	$(0.18)	$—	$(0.01)
10/31/2023	$10.40	$0.15	$(0.01)	$0.14	$(0.16)	$—	$—
10/31/2022	$12.08	$0.10	$(1.60)	$(1.50)	$(0.08)	$(0.07)	$(0.03)
10/31/2021	$12.00	$0.09	$0.13	$0.22	$(0.08)	$(0.06)	$—

Strategic Income Fund
Trust Class
4/30/2026 (Unaudited)	$10.24	$0.24	$(0.13)	$0.11	$(0.26)	$—	$—
10/31/2025	$9.92	$0.48	$0.35	$0.83	$(0.51)	$—	$—
10/31/2024	$9.12	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.22	$0.48	$(0.08)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.41	$0.34	$(1.86)	$(1.52)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.33	$0.56	$0.89	$(0.44)	$—	$—

Institutional Class
4/30/2026 (Unaudited)	$10.25	$0.26	$(0.14)	$0.12	$(0.28)	$—	$—
10/31/2025	$9.92	$0.52	$0.36	$0.88	$(0.55)	$—	$—
10/31/2024	$9.12	$0.48	$0.84	$1.32	$(0.52)	$—	$—
10/31/2023	$9.22	$0.51	$(0.08)	$0.43	$(0.50)	$—	$(0.03)
10/31/2022	$11.42	$0.37	$(1.86)	$(1.49)	$(0.33)	$(0.21)	$(0.17)
10/31/2021	$10.97	$0.37	$0.56	$0.93	$(0.48)	$—	$—

Class A
4/30/2026 (Unaudited)	$10.26	$0.24	$(0.14)	$0.10	$(0.26)	$—	$—
10/31/2025	$9.93	$0.48	$0.36	$0.84	$(0.51)	$—	$—
10/31/2024	$9.13	$0.45	$0.83	$1.28	$(0.48)	$—	$—
10/31/2023	$9.23	$0.47	$(0.07)	$0.40	$(0.47)	$—	$(0.03)
10/31/2022	$11.43	$0.33	$(1.86)	$(1.53)	$(0.29)	$(0.21)	$(0.17)
10/31/2021	$10.98	$0.32	$0.57	$0.89	$(0.44)	$—	$—

Class C
4/30/2026 (Unaudited)	$10.25	$0.21	$(0.14)	$0.07	$(0.23)	$—	$—
10/31/2025	$9.92	$0.41	$0.36	$0.77	$(0.44)	$—	$—
10/31/2024	$9.12	$0.37	$0.84	$1.21	$(0.41)	$—	$—
10/31/2023	$9.22	$0.40	$(0.07)	$0.33	$(0.40)	$—	$(0.03)
10/31/2022	$11.42	$0.26	$(1.87)	$(1.61)	$(0.21)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.24	$0.58	$0.82	$(0.36)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.11)	$11.08	0.89%[e]	$1.2	1.77%[f]	1.42%[f]	1.91%[f]	48%[e]
$(0.20)	$11.09	3.28%	$1.4	1.68%	1.42%	1.83%	83%
$(0.19)	$10.94	7.22%	$1.2	1.80%	1.42%	1.70%	89%
$(0.16)	$10.38	1.30%	$0.3	1.48%	1.42%	1.42%	58%
$(0.18)	$10.40	(12.53)%	$0.4	1.79%	1.42%	0.83%	49%
$(0.14)	$12.08	1.87%	$1.6	1.58%	1.42%	0.74%	43%

$(0.26)	$10.09	1.12%[e]	$10.7	0.96%[f]	0.94%[f]	4.82%[f]	67%[e,g]
$(0.51)	$10.24	8.63%	$10.7	0.99%	0.94%	4.81%	120%[g]
$(0.48)	$9.92	14.28%	$9.5	1.02%	0.94%	4.57%	71%[g]
$(0.50)	$9.12	4.22%	$6.4	1.00%	0.94%	4.99%	101%[g]
$(0.67)	$9.22	(13.82)%	$7.1	1.00%	0.94%[j]	3.27%	162%[g]
$(0.44)	$11.41	8.19%	$9.6	0.99%	0.95%[j]	2.88%	114%[g]

$(0.28)	$10.09	1.20%[e]	$6,880.9	0.58%[f]	0.58%[f]	5.19%[f]	67%[e,g]
$(0.55)	$10.25	9.11%	$6,189.4	0.59%	0.59%[h]	5.16%	120%[g]
$(0.52)	$9.92	14.68%	$4,500.8	0.59%	0.59%[h]	4.93%	71%[g]
$(0.53)	$9.12	4.58%	$2,740.7	0.60%	0.59%	5.33%	101%[g]
$(0.71)	$9.22	(13.59)%	$1,954.9	0.60%	0.59%[j]	3.63%	162%[g]
$(0.48)	$11.42	8.56%	$2,560.0	0.60%	0.60%[j]	3.22%	114%[g]

$(0.26)	$10.10	1.02%[e]	$227.0	0.96%[f]	0.96%[f]	4.81%[f]	67%[e,g]
$(0.51)	$10.26	8.71%	$198.8	0.96%	0.96%	4.79%	120%[g]
$(0.48)	$9.93	14.24%	$170.5	0.97%	0.97%	4.55%	71%[g]
$(0.50)	$9.13	4.19%	$121.6	0.98%	0.98%	4.96%	101%[g]
$(0.67)	$9.23	(13.92)%	$103.1	0.99%	0.99%[h,j]	3.23%	162%[g]
$(0.44)	$11.43	8.13%	$133.3	1.00%	1.00%[h,j]	2.82%	114%[g]

$(0.23)	$10.09	0.65%[e]	$73.3	1.71%[f]	1.69%[f]	4.08%[f]	67%[e,g]
$(0.44)	$10.25	7.93%	$68.1	1.71%	1.69%	4.06%	120%[g]
$(0.41)	$9.92	13.43%	$59.6	1.71%	1.69%	3.83%	71%[g]
$(0.43)	$9.12	3.44%	$40.5	1.72%	1.69%	4.24%	101%[g]
$(0.59)	$9.22	(14.54)%	$42.7	1.73%	1.69%[j]	2.47%	162%[g]
$(0.36)	$11.42	7.47%	$67.3	1.73%	1.70%[j]	2.13%	114%[g]

Financial Highlights  (cont’d)

	Net Asset Value, Beginning of Period	Net Investment Income/ (Loss)[a]	Net Gains or (Losses) on Securities (both realized and unrealized)	Total From Investment Operations	Dividends from Net Investment Income	Distributions from Net Realized Capital Gains	Tax Return of Capital
Strategic Income Fund (cont’d)
Class R6
4/30/2026 (Unaudited)	$10.24	$0.27	$(0.14)	$0.13	$(0.29)	$—	$—
10/31/2025	$9.91	$0.53	$0.36	$0.89	$(0.56)	$—	$—
10/31/2024	$9.11	$0.49	$0.84	$1.33	$(0.53)	$—	$—
10/31/2023	$9.21	$0.52	$(0.08)	$0.44	$(0.51)	$—	$(0.03)
10/31/2022	$11.41	$0.39	$(1.87)	$(1.48)	$(0.34)	$(0.21)	$(0.17)
10/31/2021	$10.96	$0.38	$0.56	$0.94	$(0.49)	$—	$—

See Notes to Financial Highlights

Total Distributions	Net Asset Value, End of Period	Total Return[b,c]	Net Assets, End of Period (in millions)	Ratio of Gross Expenses to Average Net Assets[d]	Ratio of Net Expenses to Average Net Assets	Ratio of Net Investment Income/ (Loss) to Average Net Assets	Portfolio Turnover Rate

$(0.29)	$10.08	1.25%[e]	$911.5	0.49%[f]	0.49%[f,h]	5.28%[f]	67%[e,g]
$(0.56)	$10.24	9.22%	$772.9	0.49%	0.49%[h]	5.26%	120%[g]
$(0.53)	$9.91	14.80%	$605.5	0.49%	0.49%[h]	5.03%	71%[g]
$(0.54)	$9.11	4.68%	$421.4	0.50%	0.49%	5.44%	101%[g]
$(0.72)	$9.21	(13.52)%	$397.0	0.50%	0.49%[j]	3.76%	162%[g]
$(0.49)	$11.41	8.67%	$439.3	0.50%	0.50%[j]	3.32%	114%[g]

Notes to Financial Highlights Income Funds (Unaudited)

a	Calculated based on the average number of shares outstanding during each fiscal period.
b
Total return based on per share NAV reflects the effects of changes in NAV on the performance of each
Fund during each fiscal period. Returns assume income dividends and other distributions, if any, were reinvested, but do not reflect the effect of sales charges. Results represent past performance and do not indicate future results. Current returns may be lower or higher than the performance data quoted.
Investment returns and principal will fluctuate and shares, when redeemed, may be worth more or less than original cost. Total return would have been lower if Management had not reimbursed and/or waived certain expenses. Total return would have been higher if Management had not recouped previously reimbursed and/or waived expenses.

c
The class action proceeds listed in Note A of the Notes to Financial Statements, if any, had no impact on the
Funds’ total returns for the six months ended April 30, 2026. The class action proceeds received in 2025,
2024, 2023, 2022 and 2021 had no impact on the Funds’ total returns for the years ended October 31,
2025, 2024, 2023, 2022 and 2021, respectively.

d	Represents the annualized ratios of net expenses to average daily net assets if Management had not reimbursed and/or waived certain expenses and/or waived a portion of the investment management fee.
e	Not annualized.
f	Annualized.
g	Excluding TBA roll transactions. Had TBA roll transactions been included, the portfolio turnover rate would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2023	2022	2021
Core Bond	—	—	—	185%	226%	243%
Strategic Income	138%	258%	206%	298%	308%	308%

h
After repayment of expenses previously reimbursed and/or fees previously waived pursuant to the terms of the contractual expense limitation agreements by Management, as applicable. Had the Fund not made such repayments, the annualized ratios of net expenses to average net assets would have been:

	Six Months Ended April 30,	Year Ended October 31,
	2026	2025	2024	2022	2021
Core Bond Class A	0.76%	—	—	—	—
Core Bond Class C	1.52%	—	—	—	—
High Income Class A	—	—	—	1.10%	—
Strategic Income Institutional Class	—	0.59%	0.59%	—	—
Strategic Income Class A	—	—	—	0.99%	0.98%
Strategic Income Class R6	0.49%	0.49%	0.49%	—	—

Notes to Financial Highlights Income Funds (Unaudited)  (cont’d)

i
Represents the annualized ratio of net expenses to average daily net assets after utilization of the line of credit by Floating Rate Income (2024 & 2022) and Municipal High Income (2022) and/or reimbursement and/or waiver of expenses and/or waiver of a portion of the investment management fee by Management.
Had Floating Rate Income and Municipal High Income not utilized the line of credit, the annualized ratios of net expenses to average daily net assets would have been:

	Year Ended October 31,
	2024	2022
Floating Rate Income Institutional Class	0.60%	0.60%
Floating Rate Income Class A	0.97%	0.97%
Floating Rate Income Class C	1.72%	1.72%
Municipal High Income Institutional Class	—	0.52%
Municipal High Income Class A	—	0.90%
Municipal High Income Class C	—	1.64%

j
Includes interest expense on reverse repurchase agreements of 0.00% for each respective class for the year ended October 31, 2022 for High Income and for the year ended October 31, 2021 for High Income and
Strategic Income.

k	The date investment operations commenced.
l	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended October 31, 2022, for High Income.

Directory

Investment Manager and Administrator
Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Distributor
Neuberger Berman BD LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Shareholder Services
800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
Custodian
State Street Bank and Trust Company
One Congress Street, Suite 1
Boston, MA 02114-2016
Shareholder Servicing Agent
SS&C Global Investor & Distribution Solutions, Inc.
801 Pennsylvania Avenue, Suite 219189
Kansas City, MO 64105-1307
For Investor, Trust & Institutional Class Shareholders address correspondence to:
Neuberger Funds
PO Box 219189
Kansas City, MO 64121-9189
Shareholder Services 800.877.9700 or 212.476.8800
Intermediary Client Services 800.366.6264
For Class A, Class C, Class R3 and Class R6 Shareholders:
Please contact your investment provider
Legal Counsel
K&L Gates LLP
1601 K Street, NW
Washington, DC 20006-1600
Independent Registered Public Accounting Firm
Ernst & Young LLP
200 Clarendon Street
Boston, MA 02116

Changes in and Disagreements with Accountants for Open-end Management Investment Companies
No changes and/or disagreements occurred in the current reporting period.
Proxy Disclosures for Open-end Management Investment Companies
During the period covered by this report, there were no matters submitted to the Funds' shareholders through the solicitation of proxies or otherwise, except as described below for the Merging Funds (as defined below).
A Special Meeting of Shareholders of each of Neuberger Municipal High Income Fund (“Municipal High Income”) and Neuberger Municipal Impact Fund (“Municipal Impact”) (each, a “Merging Fund” and collectively, the “Merging Funds”) was held on March 31, 2026. Shareholders of each Merging Fund voted and approved a Plan of Reorganization and Dissolution under which each Merging Fund would reorganize into Neuberger Municipal Intermediate Bond Fund (the “Acquiring Fund”). The transactions contemplated included the transfer of each Merging Fund’s assets to, and the assumption of each Merging Fund’s liabilities by, the Acquiring Fund in exchange solely for shares of the Acquiring Fund having an aggregate net asset value equal to the value of each Merging Fund’s net asset value.
The results of the voting at the special meeting were as follows:

		Number of Shares
	Votes For	Votes Against	Abstentions
Municipal High Income	3,770,288	4,174	49,182
Municipal Impact	1,859,338	615,748	78,241

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Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus which you can obtain by calling 877.628.2583. An investor should consider carefully a Fund’s investment objectives, risks and fees and expenses, which are described in its prospectus, before investing.

Neuberger Berman Investment Advisers LLC
1290 Avenue of the Americas
New York, NY 10104-0002
Retail Services: 800.877.9700
Broker-Dealer and Institutional Services: 800.366.6264/888.556.9030
www.neuberger.com

H0314 06/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

The response to this item is included in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to trustees, officers, and others for each series is disclosed in the Registrant’s financial statements, which is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

There was nothing to report with respect to this item.

Item 12.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 15.  Submission of Matters to a Vote of Security Holders.

There were no changes to the procedures by which shareholders may recommend nominees to the Board.

Item 16.  Controls and Procedures.

(a)
Based on an evaluation of the disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this report, the Chief Executive Officer and President and the Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is accumulated and communicated to the Registrant’s management to allow timely decisions regarding required disclosure.

(b)
There were no significant changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17.  Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable to the Registrant.

Item 19.  Exhibits.

(a)(1)
A copy of the Code of Ethics is incorporated by reference to Neuberger High Yield Strategies Fund Inc.’s Form N-CSR, Investment Company Act file number 811-22396 (filed December 30, 2025).
(a)(2)
Not applicable to the Registrant.
(a)(3)
The certifications required by Rule 30a-2(a) under the Act and Section 302 of the Sarbanes-Oxley Act of 2002 (“Sarbanes-Oxley Act”) are filed herewith.
(a)(4)
Not applicable to the Registrant.
(a)(5)
Not applicable to the Registrant.
(b)
The certification required by Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act is furnished herewith.
The certification furnished pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act will not be deemed “filed” for purposes of Section 18 of the Securities Exchange Act of 1934, as amended (“Exchange Act”), or otherwise subject to the liability of that section.  Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933, as amended, or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Funds

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Joseph V. Amato
Joseph V. Amato
Chief Executive Officer and President

Date: July 1, 2026

By: /s/ John M. McGovern
      John M. McGovern
Treasurer and Principal Financial and Accounting Officer

Date: July 1, 2026